As filed with the Securities and Exchange Commission on September 26, 2017

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 73	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 74 (Check appropriate box or boxes)	☒

VOYA SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
Voya Investments, LLC	Elizabeth J. Reza
7337 E. Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
Scottsdale, AZ 85258	Prudential Tower
(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on September 29, 2017, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest with a par value $0.001.

VOYA SEPARATE PORTFOLIOS TRUST

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•                  Cover Sheet

•                  Contents of Registration Statement

•                  Explanatory Note

•                  Registrant’s Class A and Class I Shares’ Prospectus, Class R6 Shares’ Prospectus, and Class T Shares’ Prospectus for Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund, each dated September 29, 2017

•                  Registrant’s Related Statement of Additional Information dated September 29, 2017

•                  Part C

•                  Signature Page

VOYA SEPARATE PORTFOLIOS TRUST

(“Registrant”)

EXPLANATORY NOTE

This Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Voya Separate Portfolios Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the disclosure in compliance with annual updating requirements to the Registrant’s Class A and Class I Shares’ Prospectus, the Class R6 Shares’ Prospectus, and the Class T Shares’ Prospectus for Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund; and their related Statement of Additional Information, each dated September 29, 2017.

Prospectus
September 29, 2017
•	Voya Target In-Retirement Fund
Class/Ticker: A/VTRVX; I/ISOLX
•	Voya Target Retirement 2020 Fund
Class/Ticker: A/VFTRX; I/IRSJX
•	Voya Target Retirement 2025 Fund
Class/Ticker: A/VTRCX; I/IRSLX
•	Voya Target Retirement 2030 Fund
Class/Ticker: A/VTREX; I/IRSMX
•	Voya Target Retirement 2035 Fund
Class/Ticker: A/VTRGX; I/IRSNX
•	Voya Target Retirement 2040 Fund
Class/Ticker: A/VTRJX; I/IRSOX
•	Voya Target Retirement 2045 Fund
Class/Ticker: A/VTRMX; I/IRSPX
•	Voya Target Retirement 2050 Fund
Class/Ticker: A/VTROX; I/IRSQX
•	Voya Target Retirement 2055 Fund
Class/Ticker: A/VTRQX; I/IRSVX
•	Voya Target Retirement 2060 Fund
Class/Ticker: A/VTRSX; I/VRSAX

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
E-Delivery Sign-up – details on back cover

Voya Target In-Retirement Fund
Investment Objective
The Fund seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	4.30	4.46
Acquired Fund Fees and Expenses	%	0.40	0.40
Total Annual Fund Operating Expenses[3]	%	5.16	5.07
Waivers and Reimbursements[4]	%	(4.21)	(4.37)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,677	2,684	5,188
I	Sold or Held	$72	1,128	2,184	4,816
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire soon or are already retired. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is: 35% in equity securities and 65% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target In-Retirement Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging
Voya Target In-Retirement Fund

positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Voya Target In-Retirement Fund

Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors.
If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts
Voya Target In-Retirement Fund

that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 3.27% and Worst quarter: 3rd 2015, -2.52%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 4.58%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	-1.23	N/A	N/A	2.82	12/21/15
S&P Target Date Retirement Income Index[1,2]	%	5.01	N/A	N/A	3.89
Class I before taxes	%	4.96	N/A	N/A	4.67	12/20/12
After tax on distributions	%	4.20	N/A	N/A	3.38
After tax on distributions with sale	%	2.96	N/A	N/A	3.11
S&P Target Date Retirement Income Index[1,2]	%	5.01	N/A	N/A	3.89
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)

Voya Target In-Retirement Fund

Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	3.74	3.24
Acquired Fund Fees and Expenses	%	0.46	0.46
Total Annual Fund Operating Expenses[3]	%	4.66	3.91
Waivers and Reimbursements[4]	%	(3.71)	(3.21)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,583	2,507	4,843
I	Sold or Held	$72	896	1,739	3,927
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2020. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 45% in equity securities and 55% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2020 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2020, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and
Voya Target Retirement 2020 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and

Voya Target Retirement 2020 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for
Voya Target Retirement 2020 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Voya Target Retirement 2020 Fund

Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 1st 2013, 4.73% and Worst quarter: 3rd 2015, -4.19%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 6.03%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	-0.52	N/A	N/A	4.29	12/21/15
S&P Target Date 2020 Index[1,2]	%	7.22	N/A	N/A	6.58
Class I before taxes	%	5.86	N/A	N/A	6.15	12/20/12
After tax on distributions	%	5.35	N/A	N/A	4.92
After tax on distributions with sale	%	3.49	N/A	N/A	4.42
S&P Target Date 2020 Index[1,2]	%	7.22	N/A	N/A	6.58
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary
Voya Target Retirement 2020 Fund

and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.19	0.19
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	3.51	3.52
Acquired Fund Fees and Expenses	%	0.52	0.52
Total Annual Fund Operating Expenses[3]	%	4.47	4.23
Waivers and Reimbursements[4]	%	(3.52)	(3.53)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,548	2,438	4,707
I	Sold or Held	$72	961	1,864	4,182
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2025. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 57% in equity securities and 43% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2025 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2025, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2025 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2025 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2025 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 5.61% and Worst quarter: 3rd 2015, -5.25%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 7.44%
Voya Target Retirement 2025 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	-0.02	N/A	N/A	4.90	12/21/15
S&P Target Date 2025 Index[1,2]	%	7.82	N/A	N/A	7.19
Class I before taxes	%	6.25	N/A	N/A	6.69	12/20/12
After tax on distributions	%	5.58	N/A	N/A	5.27
After tax on distributions with sale	%	3.73	N/A	N/A	4.74
S&P Target Date 2025 Index[1,2]	%	7.82	N/A	N/A	7.19
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.22	0.22
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	3.25	3.25
Acquired Fund Fees and Expenses	%	0.50	0.50
Total Annual Fund Operating Expenses[3]	%	4.22	3.97
Waivers and Reimbursements[4]	%	(3.27)	(3.27)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,501	2,348	4,524
I	Sold or Held	$72	908	1,762	3,975
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2030. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 68% in equity securities and 32% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2030 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2030, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2030 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2030 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2030 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 6.18% and Worst quarter: 3rd 2015, -6.03%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 8.13%
Voya Target Retirement 2030 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	0.29	N/A	N/A	5.67	12/21/15
S&P Target Date 2030 Index[1,2]	%	8.35	N/A	N/A	7.79
Class I before taxes	%	6.81	N/A	N/A	7.50	12/20/12
After tax on distributions	%	5.99	N/A	N/A	5.90
After tax on distributions with sale	%	4.10	N/A	N/A	5.35
S&P Target Date 2030 Index[1,2]	%	8.35	N/A	N/A	7.79
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.22	0.22
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	3.61	3.60
Acquired Fund Fees and Expenses	%	0.52	0.52
Total Annual Fund Operating Expenses[3]	%	4.60	4.34
Waivers and Reimbursements[4]	%	(3.65)	(3.64)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,572	2,485	4,800
I	Sold or Held	$72	983	1,906	4,268
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2035. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 77% in equity securities and 23% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2035 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2035, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2035 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2035 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2035 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 6.62% and Worst quarter: 3rd 2015, -7.23%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 8.94%
Voya Target Retirement 2035 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	0.61	N/A	N/A	5.84	12/21/15
S&P Target Date 2035 Index[1,2]	%	8.85	N/A	N/A	8.29
Class I before taxes	%	7.15	N/A	N/A	7.66	12/20/12
After tax on distributions	%	6.62	N/A	N/A	6.07
After tax on distributions with sale	%	4.31	N/A	N/A	5.52
S&P Target Date 2035 Index[1,2]	%	8.85	N/A	N/A	8.29
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.22	0.22
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	5.65	5.70
Acquired Fund Fees and Expenses	%	0.52	0.52
Total Annual Fund Operating Expenses[3]	%	6.64	6.44
Waivers and Reimbursements[4]	%	(5.69)	(5.74)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,947	3,187	6,112
I	Sold or Held	$72	1,396	2,682	5,739
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2040. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 85% in equity securities and 15% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2040 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2040, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2040 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2040 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2040 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.02% and Worst quarter: 3rd 2015, -7.61%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.40%
Voya Target Retirement 2040 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	0.98	N/A	N/A	6.47	12/21/15
S&P Target Date 2040 Index[1,2]	%	9.23	N/A	N/A	8.64
Class I before taxes	%	7.46	N/A	N/A	8.28	12/20/12
After tax on distributions	%	6.77	N/A	N/A	6.58
After tax on distributions with sale	%	4.43	N/A	N/A	5.99
S&P Target Date 2040 Index[1,2]	%	9.23	N/A	N/A	8.64
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.23	0.23
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	4.74	4.77
Acquired Fund Fees and Expenses	%	0.52	0.52
Total Annual Fund Operating Expenses[3]	%	5.74	5.52
Waivers and Reimbursements[4]	%	(4.79)	(4.82)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,784	2,885	5,567
I	Sold or Held	$72	1,217	2,351	5,133
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2045. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 91% in equity securities and 9% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2045 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2045, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2045 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2045 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2045 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.35% and Worst quarter: 3rd 2015, -7.81%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.68%
Voya Target Retirement 2045 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	0.98	N/A	N/A	6.67	12/21/15
S&P Target Date 2045 Index[1,2]	%	9.54	N/A	N/A	8.91
Class I before taxes	%	7.44	N/A	N/A	8.49	12/20/12
After tax on distributions	%	6.84	N/A	N/A	6.82
After tax on distributions with sale	%	4.53	N/A	N/A	6.19
S&P Target Date 2045 Index[1,2]	%	9.54	N/A	N/A	8.91
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.23	0.23
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	5.72	5.67
Acquired Fund Fees and Expenses	%	0.53	0.53
Total Annual Fund Operating Expenses[3]	%	6.73	6.43
Waivers and Reimbursements[4]	%	(5.78)	(5.73)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,964	3,216	6,163
I	Sold or Held	$72	1,394	2,678	5,733
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2050. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2050 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2050, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2050 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2050 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2050 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.39% and Worst quarter: 3rd 2015, -7.82%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.68%
Voya Target Retirement 2050 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	0.99	N/A	N/A	6.67	12/21/15
S&P Target Date 2050 Index[1,2]	%	9.74	N/A	N/A	9.18
Class I before taxes	%	7.47	N/A	N/A	8.49	12/20/12
After tax on distributions	%	6.92	N/A	N/A	6.84
After tax on distributions with sale	%	4.56	N/A	N/A	6.21
S&P Target Date 2050 Index[1,2]	%	9.74	N/A	N/A	9.18
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.23	0.23
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	5.65	5.62
Acquired Fund Fees and Expenses	%	0.52	0.52
Total Annual Fund Operating Expenses[3]	%	6.65	6.37
Waivers and Reimbursements[4]	%	(5.70)	(5.67)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	1,949	3,190	6,117
I	Sold or Held	$72	1,382	2,657	5,695
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2055. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors.

Voya Target Retirement 2055 Fund

Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2055, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2055 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2055 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2055 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class I shares. Other class shares’ performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares adjusted for any differences in the expenses between the classes.The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.44% and Worst quarter: 3rd 2015, -7.99%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.83%
Voya Target Retirement 2055 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	0.99	N/A	N/A	6.70	12/21/15
S&P Target Date 2055 Index[1,2]	%	9.94	N/A	N/A	9.37
Class I before taxes	%	7.37	N/A	N/A	8.53	12/20/12
After tax on distributions	%	6.90	N/A	N/A	6.88
After tax on distributions with sale	%	4.51	N/A	N/A	6.24
S&P Target Date 2055 Index[1,2]	%	9.94	N/A	N/A	9.37
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 124), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
A	5.75	None[1]
I	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class		A	I
Management Fees	%	0.23	0.23
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	None
Other Expenses	%	7.35	7.44
Acquired Fund Fees and Expenses[2]	%	0.52	0.52
Total Annual Fund Operating Expenses	%	8.35	8.19
Waivers and Reimbursements[3]	%	(7.40)	(7.49)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.95	0.70
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.95% and 0.70% for Class A and Class I shares, respectively, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$666	2,250	3,729	7,014
I	Sold or Held	$72	1,726	3,276	6,740
The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal period, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2060. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund

Voya Target Retirement 2060 Fund

may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2060 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2060, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and

Voya Target Retirement 2060 Fund

unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
Voya Target Retirement 2060 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for

Voya Target Retirement 2060 Fund

their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the Fund’s performance for the first full calendar year of operations, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher than Class A shares' performance because of the higher expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 3rd 2016, 4.50% and Worst quarter: 1st 2016, -0.10%
The Fund's Class A shares' year-to-date total return as of June 30, 2017: 9.66%
Voya Target Retirement 2060 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	1.08	N/A	N/A	1.91	12/21/15
After tax on distributions	%	0.74	N/A	N/A	1.52
After tax on distributions with sale	%	0.86	N/A	N/A	1.41
S&P Target Date 2060+ Index[1,2]	%	10.08	N/A	N/A	10.80
Class I before taxes	%	7.42	N/A	N/A	8.18	12/21/15
S&P Target Date 2060+ Index[1,2]	%	10.08	N/A	N/A	10.80
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 10/15)
Paul Zemsky, CFA Portfolio Manager (since 10/15)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	A	I
Non-retirement accounts	$1,000	250,000
Retirement accounts	$250	250,000
Certain omnibus accounts	$250	—
Pre-Authorized Investment Plan	$1,000	250,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Voya Target Retirement 2060 Fund

KEY FUND INFORMATION

This Prospectus contains information about each Fund and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
Each Fund's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from each Fund.
Neither this Prospectus, nor the related SAI, nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or give rise to an agreement or contract between Voya Separate Portfolios Trust, the Trustees, or each Fund and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of a Fund. You should be aware that each Fund is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of each Fund can be expected to vary from those of other Voya mutual funds.
Each Fund is a series of Voya Separate Portfolios Trust (“Trust”), a Delaware statutory trust. Each Fund is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Fund shares may be classified into different classes of shares. The classes of shares of a Fund would be identical except for different expenses, certain related rights, and certain shareholder services. All share classes of a Fund have a common investment objective and investment portfolio. This Prospectus only offers the class of shares listed on the cover of this Prospectus. Additional share classes of a Fund may be offered through a different prospectus.
Conflicts of Interest
The Adviser and Sub-Adviser have the authority to select and substitute Underlying Funds. In making decisions on the allocation of the assets among the Underlying Funds, the Adviser and Sub-Adviser are subject to several conflicts of interest. First, the Adviser and Sub-Adviser may be subject to potential conflicts of interest in selecting affiliated Underlying Funds because the fees paid to them by some affiliated Underlying Funds are higher than fees paid by other affiliated Underlying Funds.
Second, the Adviser and Sub-Adviser may be subject to conflicts of interest because they serve as the Adviser and Sub-Adviser to each Fund and to one or more of the Underlying Funds. These conflicts could arise because the Adviser and Sub-Adviser or their affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the affiliated Underlying Funds than other affiliated Underlying Funds. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser or Sub-Adviser, the entire advisory fee is retained by a Voya company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser or Sub-Adviser, the Adviser and Sub-Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to Voya.
Additionally, the Adviser and Sub-Adviser may be subject to conflicts of interest when they do not serve as the Adviser or Sub-Adviser to the unaffiliated Underlying Funds. They may have an incentive to prefer affiliated Underlying Funds over unaffiliated Underlying Funds because advisory fees are earned on affiliated Underlying Funds, but no advisory fees are earned on unaffiliated Underlying Funds.
Further, the Adviser and Sub-Adviser may believe that redemption from an affiliated Underlying Fund will be harmful to that Underlying Fund, the Adviser and Sub-Adviser or an affiliate. Therefore, the Adviser and Sub-Adviser may have incentives to allocate and reallocate in a fashion that would advance their own economic interests, the economic interests of an affiliate or the interests of an affiliated Underlying Fund rather than each Fund. For example, changes in the Underlying Funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the affiliated Underlying Funds.
The Adviser and Sub-Adviser have a fiduciary duty to each Fund and are legally obligated to act in each Fund’s best interests when selecting Underlying Funds. The Adviser has developed an investment process using a Sub-Adviser that it believes will ensure each Fund is managed in the best interests of the shareholders of each Fund. Further, the

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Adviser and Sub-Adviser have adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s and Sub-Adviser’s allocation decisions may be affected by their conflicts of interest.
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.
Fund Diversification
Each Fund is diversified, as such term is defined in the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
Investor Diversification
Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, a Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.
Although each Fund is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate a Fund in the context of your personal financial situation, investment objectives, and other investments.
Combination with Voya Target In-Retirement Fund
When Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund reach their respective Target Dates, they may be combined with Voya Target In-Retirement Fund, without a vote of shareholders if the Trust's Board determines that combining such Fund with Voya Target In-Retirement Fund would be in the best interests of the Fund and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Fund's Target Date), a Fund will notify shareholders of such Fund of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Fund will become shareholders of Voya Target In-Retirement Fund.
Temporary Defensive Strategies
When the adviser or sub-adviser (if applicable) to a Fund or an Underlying Fund anticipates unusual market, economic, political, or other conditions, the Fund or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, a Fund or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Fund or Underlying Fund invests defensively, it may not achieve its investment objective. A Fund's or Underlying Fund's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Fund may engage are identified and discussed in the SAI.
Percentage and Rating Limitations
The percentage and rating limitations on Fund investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Shareholder Reports
Each Fund's fiscal year ends May 31. Each Fund will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.

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Additional Information About the Investment Objective
Each Fund's investment objective is non-fundamental and may be changed by a vote of the Fund's Board, without shareholder approval. A Fund will provide 60 days' prior written notice of any change in a non-fundamental investment objective. There is no guarantee a Fund will achieve its investment objective.
Additional Information About Principal Investment Strategies
Each Fund invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of U.S. and international stocks, U.S. bonds and other debt instruments; and uses asset allocation strategies to determine how much to invest in each Underlying Fund. Each Fund is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment. For a complete description of each Fund's principal investment strategies, please see the Fund's summary prospectus or the summary section of this Prospectus.
Asset Allocation Process
The Sub-Adviser invests the assets of each Fund in a combination of other mutual funds (“Underlying Funds”) that in turn invest in varying degrees, among several classes of equity securities and debt instruments, including U.S. government and money market instruments.
The Sub-Adviser determines the mix of Underlying Funds and sets the appropriate ranges for investments in those Underlying Funds (“Target Allocation”). The Sub-Adviser uses a proprietary asset allocation strategy to determine the Target Allocations for each Fund, including the use of both quantitative and qualitative judgments in determining weighting among the models and strategies, as described below.
First, the Sub-Adviser determines the Target Allocation for each Fund’s investment in various asset classes using its own proprietary modeling techniques which integrate analysis of the global economy with the individual securities markets.
The proprietary modeling techniques used by the Sub-Adviser integrate analysis of the global economy with the individual securities markets. The Sub-Adviser begins with an analysis of the expected long-term performance of various asset classes. Next, the Sub-Adviser determines the included strategies in which each Fund invests to attain its Target Allocation. In choosing an included strategy for an asset class, the Sub-Adviser considers the degree to which the included strategy's holdings or other characteristics correspond to the desired asset class, among other factors.
The Sub-Adviser may change the included strategies and asset classes at any time, and may, at any time, determine to make tactical changes in a Fund's Target Allocation depending on market conditions. Any changes to the Underlying Funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the Underlying Funds. The Sub-Adviser has discretion in changing the Underlying Funds as well as the ability to add additional funds or asset classes or investment strategies when deemed necessary. A Fund may seek to profit from either rising or falling prices across the included asset classes through the use of tactical asset allocation positions. The long-term performance forecasts give context to current market conditions and allow the Sub-Adviser to identify asset classes that are priced below their intrinsic value.
Each Fund will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will take place periodically to return to the Target Allocations. These allocations, however, are targets, and each Fund's allocation could change substantially as the securities' asset values change due to market movements and portfolio manager decisions. On an ongoing basis, the actual mix of assets and included strategies for each Fund may deviate from the Target Allocation. Each Fund may be rebalanced more or less often subject to any constraints on timing of rebalancing arising from a Fund’s application of frequent trading procedures.
With the exception of Voya Target In-Retirement Fund, each Fund is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2060, 2055, 2050, 2045, 2040, 2035, 2030, 2025, and 2020. For example investors looking to retire in or near the year 2060 would likely choose the Voya Target Retirement 2060 Fund and the mix of investments for this Fund would migrate toward that of Voya Target Retirement 2055 Fund in approximately 5 years time, Voya Target Retirement 2050 Fund in approximately 10 years time, Voya Target Retirement 2045 Fund in approximately 15 years time, Voya Target Retirement 2040 Fund in approximately 20 years time, Voya Target Retirement 2035 Fund in approximately 25 years time, Voya Target Retirement 2030 Fund in approximately 30 years time, Voya Target Retirement 2025 Fund in approximately 35 years time, Voya Target Retirement 2020 Fund in approximately 40 years time, and finally combine with Voya Target In-Retirement Fund after about 45 years or about 2060.

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With respect to Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund in summary, the mix of investments in the Target Allocations will change over time and seek to produce reduced investment risk and preserve capital as the Fund approaches its Target Date.
Asset Allocation is No Guarantee Against Loss
Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for each Fund. Furthermore, the Sub-Adviser's allocation of each Fund's assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in equity securities too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in debt instruments during a period of stock market appreciation may result in lower total return.
There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in a Fund.
Assets will be allocated among funds and markets based on judgments made by the Sub-Adviser. There is a risk that a Fund may allocate assets to an asset class or market that underperforms other funds. For example, a Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.
Performance of the Underlying Funds Will Vary
The performance of each Fund depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Fund changes as the asset values of the Underlying Funds a Fund holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. Each Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with investments in certain of these types of securities and the use of certain of these investment practices. A Fund may be exposed to these risks directly or indirectly through investments in one or more Underlying Fund. For more information about these and other types of securities and investment techniques that may be used by each Fund and/or the Underlying Funds, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them. A Fund or an Underlying Fund may invest in these securities or use these techniques as part of the principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the principal investment strategies.
For more information about principal risks of the Underlying Funds, please see “Key Information About the Underlying Funds.”
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with a Fund.

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Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for a Fund to sell them at a desirable price or at the price at which it is carrying them. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: A Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, a Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks. In addition, credit default swaps expose a Fund to the risk of improper valuation.
Currency: To the extent that a Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to

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the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, a Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by a Fund through another financial institution, or a Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, a Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect a Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: To the extent a Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange

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rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that a Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, a Fund might be unable to sell the security at a time when a Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a Fund.

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Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of market interest rates and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, labor unrest, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Fund. The investment policies of the other investment companies may not be the same as those of a Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Fund is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Other investment companies include Holding Company Depositary Receipts (“HOLDRs”). Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, a Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.

MORE INFORMATION ABOUT THE FUNDS (continued)

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities a Fund holds may not reach their full values. A particular risk of a Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty: The entity with which a Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that a Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when a Fund conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
Investment by Other Funds: Various other mutual funds and/or funds-of-funds, including some Voya mutual funds, may be allowed to invest in the Underlying Funds. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If investments by these other funds result in large inflows of cash to or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of the Underlying Fund’s portfolio. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC. To the extent that one or a few shareholders own a significant portion of the Underlying Fund, the risks described above will be greater.

MORE INFORMATION ABOUT THE FUNDS (continued)

Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged.
Manager: A Fund, and each Underlying Fund (except index funds), is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser, or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results. The loss of their services could have an adverse impact on the adviser’s or sub-adviser’s ability to achieve the investment objectives. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different applications by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Operational: A Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect a Fund’s service providers, counterparties, market participants, or issuers of securities held by a Fund may adversely affect a Fund and its shareholders, including by causing losses or impairing the Fund’s operations.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS

Each Fund seeks to meet its investment objectives by allocating its assets among Underlying Funds. Because each Fund invests in Underlying Funds, shareholders will be affected by the investment strategies of Underlying Funds. Information is provided below as of the date of this Prospectus regarding each Underlying Fund, including its investment adviser, sub-adviser, investment objective, and main investments. This information is intended to provide potential investors in each Fund with information that they may find useful in understanding the investment history and risks of the Underlying Funds.
You should note that the adviser or sub-adviser may or may not invest in each of the Underlying Funds listed. Further, over time, each Fund will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which a Fund will be invested in each Underlying Fund at any one time. As a result, the degree to which a Fund may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Fund has invested in the Underlying Fund.

Affiliated Underlying Funds
Underlying Fund: Voya Corporate Leaders® 100 Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Outperform the S&P 500® Index.
Main Investments: The fund invests primarily in equity securities of issuers listed on the S&P 100 Index, a subset of the S&P 500® Index. Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities. The fund may also invest in derivatives, including, but not limited to, futures. The fund typically uses derivatives to substitute for taking a position in the underlying asset. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, derivative instruments, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Emerging Markets Corporate Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of corporate issuers in emerging market countries. The fund may invest in all types of foreign and emerging market fixed-income and floating rate debt instruments and will invest primarily in fixed-income and floating rate debt instruments of corporations. The fund's holdings may be denominated in U.S. dollars and foreign currencies. The fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The fund may also invest in other types of securities including, but not limited to, fixed-income and floating rate debt instruments of non-emerging market foreign issuers. The fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in any one industry or group of industries, provided that the fund may invest between 25% and 35% of its total assets (or such other percentage to the extent permitted under the 1940 Act) in the securities of any one industry group or group of industries, if at the time of investment, that industry or group of industries represents 20% or more of the fund's primary benchmark index. The fund's primary benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified. As of June 30, 2017, the primary benchmark index was concentrated in the banking industry and the fund may concentrate in the banking industry. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related

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assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. In addition, the fund may invest in dividend-paying convertible stocks and convertible bonds, and preferred stocks. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The fund may invest in companies of any market capitalization. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”) that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, determined by the fund’s sub-adviser to be of comparable quality. The fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging to the U.S. dollar is permitted, but not required. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, concentration, convertible securities, credit, credit default swaps, currency, derivative instruments, dividend, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, prepayment and extension, and securities lending.

Underlying Fund: Voya Emerging Markets Hard Currency Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers the obligations of which are guaranteed by Sovereigns (“Quasi-Sovereigns”) of emerging market countries which are denominated in U.S. dollars and foreign hard currencies. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by Sovereigns, Quasi-Sovereigns, and companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada,

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Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The fund may invest in companies of any market capitalization. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”), that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another NRSRO or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality. The fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, and credit default swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. The fund may invest up to 20% of its net assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of hard currencies, including currencies issued by emerging market countries. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Emerging Markets Local Currency Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments which are denominated in currencies of countries with emerging securities markets and in derivative instruments that provide investment exposure to such securities. The fund normally invests primarily in fixed-income and floating rate debt instruments that are issued by governments, governmental agencies, supranational organizations, and corporations. The Fund considers instruments denominated in hard currencies (currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations) to be issued in an emerging market currency, if a hard currency is the official currency of the emerging market country and if the instrument is issued under local law. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by governments, governmental agencies, supranational organizations, and corporations denominated in U.S. dollars, foreign hard currencies, and emerging market currencies. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

States. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”), that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another NRSRO or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality. While the fund expects to maintain a weighted average portfolio duration of between 0 and 8 years, there are no maturity restrictions on the overall portfolio. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging into the U.S. dollar is permitted, but not required, and the fund will be heavily exposed to foreign currencies. The fund is permitted to take short positions in currencies (including the U.S. dollar). In addition, the fund may use currency forwards, interest rate swaps, and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the fund's restrictions on currency forwards, futures, and swaps. The fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of local currencies, including currencies issued by emerging market countries. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Floating Rate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The fund normally invests substantially in floating rate loans. The fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower's assets) that the sub-adviser believes justify treatment as senior debt. Below investment-grade debt instruments are commonly referred to as “junk bonds.” In considering investments in floating rate loans, the sub-adviser seeks to invest in the largest and most liquid loans available. The fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Although the fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek enhanced returns or attempt to hedge some of the investment risk. The fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

connection with a restructuring of a borrower or issuer or its debt; or (iii) if the fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.
Main Risks: Asset-backed securities, bank instruments, cash/cash equivalents, credit for loans, demand for loans, derivative instruments, equity securities incidental to investments in loans, foreign investments for floating rate loans, high-yield securities, interest in loans, interest rate for floating rate loans, limited secondary market for floating rate loans, liquidity for floating rate loans, other investment companies, prepayment and extension, repurchase agreements, and valuation of loans.

Underlying Fund: Voya Global Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The fund may hedge its exposure to securities denominated in foreign currencies. The fund may borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO, or are of comparable quality if unrated. The fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies. The fund may also invest its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of Voya Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the fund may invest a portion of its assets in high-yield debt securities rated below investment-grade (“junk bonds”), the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. The fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance returns, to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Bank instruments, borrowing, company, credit, credit default swaps, currency, derivative instruments, floating rate loans, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, restricted securities, securities lending, and sovereign debt.

Underlying Fund: Voya Global Equity Fund (formerly, Voya Global Value Advantage Fund)
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth and current income.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The fund may invest without limit in countries with developing or emerging markets. The fund does not limit its investments to companies in any particular market capitalization range. The fund may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the fund’s investment objectives and principal investment strategies. The fund may focus its investments in the financial services sector. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, dividend, focused investing, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Global Equity Dividend Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: NNIP Advisors B.V.
Investment Objective: Growth of capital with dividend income as a secondary consideration.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. At least 65% of its assets will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Global Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: High total return consisting of capital appreciation and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing, and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. The fund will have investments located in a number of different countries, including the United States. As a general matter, the fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: Voya GNMA Income Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in GNMA Certificates. The fund may purchase or sell GNMA Certificates on a delayed delivery or forward commitment basis through the “to-be-announced” market. The remaining assets of the fund will be invested in other securities issued or guaranteed by the U.S. government, including U.S. Treasury securities, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may also invest in repurchase agreements secured by securities issued or guaranteed by the U.S. government, GNMA Certificates, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may invest in debt securities of any maturity, although the sub-adviser expects to invest in securities with effective maturities in excess of one year. The fund may invest in futures, including U.S. Treasury futures, to manage the duration of the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Credit, derivative instruments, interest rate, liquidity, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, repurchase agreements, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: Voya Government Money Market Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.
Main Investments: The fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The securities purchased by the fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules adopted by the SEC. Portfolio investments of the fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. The fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser may manage the fund more conservatively than if it was not rated. The fund may invest in other investment companies that are money market funds to the extent permitted under the 1940 Act. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Main Risks: Cash/cash equivalents, credit, interest rate, investment model, liquidity, money market regulatory, other investment companies – money market funds, prepayment and extension, repurchase agreements, U.S. government securities and obligations, and when issued securities and delayed-delivery securities and forward commitments.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: Voya High Yield Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income and total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield (high risk) bonds, commonly referred to as “junk bonds.” High-yield bonds are debt securities that, at the time of purchase, are not rated by a NRSRO or are rated below investment-grade (for example, rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. The fund may purchase and hold securities in default. There are no restrictions on the average maturity of the fund or the maturity of any single investment. Any remaining assets may be invested in investment-grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The fund may invest in derivatives including, structured debt obligations, dollar roll transactions, swap agreements, including credit default swaps and interest rate swaps, and options on swap agreements. The fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the fund. The fund may invest in companies of any size. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Bank instruments, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: Voya Intermediate Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by S&P Global Ratings or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a NRSRO, or of comparable quality if unrated. Although the fund may invest a portion of its assets in high-yield (high risk) debt instruments rated below investment-grade, commonly referred to as “junk bonds,” the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. Generally, the sub-adviser maintains a dollar-weighted average duration between three and ten years. The fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate secured loans (“Senior Loans”); and derivatives including futures, options, and swaps (including credit default swaps, interest rate swaps and total return swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the fund. The fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Bank instruments, company, credit, credit default swaps, currency, derivative instruments, floating rate loans, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: Voya International Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: High total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. At least 65% of the fund's assets will normally be invested in companies located in a number of different countries other than the United States. These companies may have investments that provide exposure to the U.S. real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. As a general matter, the fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Large-Cap Growth Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. For this fund, the sub-adviser defines large-capitalization companies as companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index at the time of purchase. The fund may invest up to 25% of its assets in foreign securities. The fund may invest in derivative instruments including, but not limited to, index futures and options to hedge against market risk or to enhance returns. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Large Cap Value Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term growth of capital and current income.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying, large-capitalization issuers (usually those with market capitalizations in excess of $1 billion). The sub-adviser defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index at the time of purchase. Equity securities include common and preferred stocks, warrants, and convertible securities. The fund may invest in foreign securities, including companies located in countries with emerging securities markets. The fund may invest in real estate-related securities including real estate investment trusts. The fund may also invest up to 20% of its assets in small- and mid-capitalization companies. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya MidCap Opportunities Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. The sub-adviser defines mid-sized companies as those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. The fund may also invest in derivative instruments which include, but are not limited to, futures or index futures that have a similar profile to the benchmark of the fund. The fund typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in foreign securities. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Mid Cap Research Enhanced Index Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400® Index. The fund may invest in derivative instruments including, but not limited to, index futures. The fund typically uses derivatives as a substitute for taking a position in the S&P MidCap 400® Index and for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager Emerging Markets Equity Fund
Investment Adviser: Voya Investments, LLC

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Sub-Adviser: Delaware Investments Fund Advisers, J.P. Morgan Investment Management Inc., and Van Eck Associates Corporation
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The fund may invest in companies of any market capitalization. Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The fund may also invest in real estate-related securities, including real estate investment trusts and non-investment grade bonds (high-yield or “junk bonds”). The fund may invest in derivatives, including but not limited to, futures, options, swaps, and forward foreign currency exchange contracts as a substitute for securities in which the fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the fund’s gains; and for the efficient management of cash flows. The fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The fund typically maintains full currency exposure to those markets in which it invests. However, the fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, high-yield securities, interest rate, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Multi-Manager International Equity Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Baillie Gifford Overseas Limited, Lazard Asset Management LLC, Polaris Capital Management, LLC and Wellington Management Company LLP
Investment Objective: Long-term growth of capital.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The fund does not seek to focus its investments in a particular industry or country. The fund may invest in companies of any market capitalization. The equity securities in which the fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and IPOs. The fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the fund. The fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts. The fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, initial public offerings, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Multi-Manager International Factors Fund (formerly, Voya International Core Fund)
Investment Adviser: Voya Investments, LLC
Sub-Adviser: PanAgora Asset Management, Inc. and Voya Investment Management Co. LLC
Investment Objective: Long-term growth of capital.
Main Investments: The fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The fund may invest in securities of companies from emerging market countries. The fund may also invest in depositary receipts, warrants and rights, of foreign issuers. The fund may use derivatives, including futures, options, swaps, and forward foreign currency exchange contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk, as a substitute for the sale or purchase of securities, and for the purpose of maintaining equity market exposure on its cash balance. The fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager International Small Cap Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Acadian Asset Management LLC, Victory Capital Management Inc., and Wellington Management Company LLP
Investment Objective: Maximum long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The fund currently considers small-capitalization companies to be those with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. At least 65% of the fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The fund may invest up to 35% of its assets in U.S. issuers. The fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities. The fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward foreign currency exchange contracts, futures contracts, rights, and depositary receipts. The fund may invest in forward foreign currency exchange contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the fund wishes to invest. The fund may invest up to 25% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, interest rate, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: Voya Multi-Manager Mid Cap Value Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Hahn Capital Management, LLC; LSV Asset Management; and Wellington Management Company LLP
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400® Index at the time of purchase. The fund focuses on securities that the sub-advisers believe are undervalued in the marketplace. The fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in derivatives, including futures, as a substitute for securities in which the fund can invest, for cash management, and/or to seek to enhance returns in the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: Total return consisting of long-term capital appreciation and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The fund may invest in companies of any market capitalization; however, it will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The fund may invest in initial public offerings, convertible securities and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Short Term Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximum total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The average dollar-weighted maturity of the fund will not exceed 3 years. Because of the fund's holdings in asset-backed, mortgage-backed, and similar securities, the fund's average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the fund given certain prepayment assumptions (also known as weighted average life). The fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 10% of its total assets in high yield securities, (commonly referred to as

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

“junk bonds”). The fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The fund may engage in dollar roll transactions and swap agreements, including credit default swaps, interest rate swaps, and total return swaps. The fund may use options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, credit, credit default swaps, currency, derivative instruments, foreign investments, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: Voya Small Company Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The sub-adviser defines small-capitalization companies as those companies included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have a market capitalization that falls within the range of the market capitalizations of companies included in the S& P SmallCap 600® Index or the Russell 2000® Index. The fund may also invest in real estate-related securities including real estate investment trusts. The fund may invest in derivative instruments including, but not limited to, put and call options. The fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the fund. The fund may invest, to a limited extent, in foreign stock. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: Voya SmallCap Opportunities Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies. For this fund, the sub-adviser defines smaller companies as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, growth investing, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Unaffiliated Underlying Funds
Underlying Fund: Credit Suisse Commodity Return Strategy Fund
Investment Adviser: Credit Suisse Asset Management, LLC
Investment Objective: Total return.
Main Investments: The fund is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (“Index”). The fund intends to invest its assets in a combination of commodity linked-derivative instruments and fixed income securities. The fund gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity. The fund may invest up to 25% of its total assets in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the “Subsidiary”). The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary. The fund invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

Underlying Fund: iPath® Bloomberg Commodity Index Total ReturnSM ETN
Issuer: The Barclays Bank Group
Investment Objective: Designed to provide exposure to the Bloomberg Commodity Index Total ReturnSM (“Index”).
Main Investments: The exchange-traded notes (“ETNs”) are unsecured debt obligations of the issuer with returns that are linked to the performance of the Index. The Index reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is a rolling index that is rebalanced annually.

Underlying Fund: iShares® 20+ Year Treasury Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.
Main Investments: The fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years. The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund’s total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have,

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P 500 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of large-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P 500® Index (“Index”), which measures the performance of the large-capitalization sector of the U.S. equity market as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P Small-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include consumer discretionary, financials, industrials, and information technology companies. The components of the Index and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core U.S. Aggregate Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of the total U.S. investment-grade bond market.
Main Investments: The fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”), which measures the performance of the total U.S. investment-grade bond market. Components of the Index primarily include mortgage-backed pass-through and treasury securities, and securities of industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally seeks to track the performance of the Index by investing approximately 90% of its assets in the bonds represented in the Index and in securities that provide substantially similar exposure to securities in the Index. The fund may invest the remainder of its assets in bonds not included in the Index, but which the investment adviser believes will help the fund track the Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

the investment results of the Index before fees and expenses of the fund. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The fund may enter into such contracts on a regular basis. The fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® iBoxx $ High Yield Corporate Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.
Main Investments: The fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (“Index”), which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States. The Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Index. Components of the Index primarily include consumer services companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. Bonds in the Index are selected from the universe of eligible bonds in the Markit IBoxx USD Corporate Bond Index using defined rules. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. From time to time when conditions warrant, however, the fund may invest at least 80% of its assets in the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI EAFE ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the United States and Canada.
Main Investments: The fund seeks to track the investment results of the MSCI EAFE® Index (“Index”), which has been developed by MSCI Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer staples, financials, and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI Emerging Markets ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization emerging market equities.
Main Investments: The fund seeks to track the investment results of the MSCI Emerging Markets Index (“Index”), which is designed to measure equity market performance in the global emerging markets. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer discretionary, financials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index but which the investment adviser believes will help the fund track the Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI Eurozone ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency.
Main Investments: The fund seeks to track the investment results of the MSCI EMU Index (“Index”), which consists of stocks from the following 10 developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer discretionary, financials and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 95% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not included in the Index, but which the investment adviser believes will help the fund track the Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before the fees and expenses of the fund. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Index (“Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 3000® Index, which measures the performance of the broad U.S. equity market, as determined by FTSE Russell. The Index includes issuers representing approximately 92% of the market capitalization of all publicly-traded U.S. equity securities. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. Components primarily include financials, information technology, and technology companies. The components of the Index, and the degree to which these components

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Growth Index (“Index”), which measures the performance of the large- and mid-capitalization growth sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid- capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 1000® Index issuers with higher I/B/E/S forecast medium-term growth and higher sales per share historical growth relative to all securities included in the Russell 1000® Index. Components primarily include consumer discretionary, healthcare, information technology, and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 Value ETF
Investment Adviser: BlackRock Fund Advisors

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Value Index (“Index”), which measures the performance of the large- and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid-capitalization sector of the U.S. equity market. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 3000® Index, which measures the performance of the U.S. equity market, as determined by FTSE Russell. The Index includes issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. Components primarily include financials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Growth Index (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by FTSE Russell. The Index measures the performance of equity securities of Russell 2000® Index issuers with higher price-to-book ratios and higher forecasted growth relative to all issuers included in the Russell 2000® Index. Components primarily include consumer discretionary, healthcare, information technology and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Value Index (“Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 2000® Index issuers with lower price-to-book ratios and lower forecasted growth relative to all issuers included in the Russell 2000® Index. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as securities not

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as determined by FTSE Russell. The Index is a float-adjusted, capitalization-weighted index of approximately 800 of the smallest issuers in the Russell 1000® Index. Components primarily include consumer discretionary, financials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Growth Index (“Index”), which measures the performance of the mid-capitalization growth sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

issuers with higher price-to-book ratios and higher forecasted growth relative to all securities included in the Russell Midcap® Index. Components primarily include consumer discretionary, financials, health care, information technology and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Value Index (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index issuers with lower price-to-book ratios and lower forecasted growth relative to all securities included in the Russell Midcap® Index. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: iShares® S&P 500 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Growth IndexTM (“Index”), which measures the performance of the large-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLP. Components primarily include consumer discretionary, healthcare, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P 500 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Value IndexTM (“Index”), which measures the performance of the large-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Mid-Cap 400 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Growth IndexTM (“Index”), which measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics, as determined by Dow Jones Indices LLC. The Index consists of stocks from a broad range of industries. Components primarily include industrials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Mid-Cap 400 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Value IndexTM (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. The Index consists of stocks from a broad range of industries. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Small-Cap 600 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Growth IndexTM (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include financials, industrials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Small-Cap 600 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Value IndexTM (“Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include consumer discretionary, financials, and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® TIPS Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of inflation-protected U.S. Treasury bonds.
Main Investments: The fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (“Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may also invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before the fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® U.S. Core Treasury Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of U.S. Treasury bonds.
Main Investments: The fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Index”), which measures the performance of the public obligations of the U.S. Treasury. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund’s total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: PIMCO Active Bond Exchange-Traded Fund
Investment Adviser: Pacific Investment Management Company LLC
Investment Objective: Current income and long-term capital appreciation, consistent with prudent investment management.
Main Investments: The fund invests at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fund invests primarily in investment-grade debt securities, but may invest up to 30% of its total assets in high-yield securities rated B or higher by Moody's Investors Service, Inc., or equivalently rated by S&P Global Ratings or Fitch, Inc., or, if unrated, determined by the investment adviser to be of comparable quality. The fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the fund's prospectus or statement of additional information. The fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Underlying Fund: PowerShares Senior Loan Portfolio ETF
Investment Adviser: Invesco PowerShares Capital Management LLC
Sub-Adviser: Invesco Senior Secured Management, Inc.
Investment Objective: Investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (“Index”).
Main Investments: The fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in senior loans that comprise the Index. Banks and other lending institutions generally issue senior loans to corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions, including foreign countries. The fund generally will purchase loans from banks or other financial institutions through assignments or participations. The fund may acquire a direct interest in a loan from the agent or other lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The fund generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

fund redemption requests. The fund will invest in loans that are expected to be below investment-grade quality and to bear interest at a floating rate that periodically resets. The fund may acquire and retain loans of borrowers that have filed for bankruptcy protection. The fund does not purchase all of the securities in the Index but uses a “sampling” methodology.
Industry Concentration Policy: The fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.

Underlying Fund: Schwab U.S. TIPS ETFTM
Investment Adviser: Charles Schwab Investment Management, Inc.
Investment Objective: Track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series L) (“Index”).
Main Investments: The fund generally invests in securities that are included in the Index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in securities included in the Index. The fund will generally give the same weight to a given security as the Index does. Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its Index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the Index but the investment adviser anticipates will be added to the Index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash, cash equivalents and money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The investment adviser typically seeks to track the price and yield performance of the Index by replicating the Index. However, the investment adviser may use statistical sampling techniques if the investment adviser believes such use will best help the fund track its index or is otherwise in the nest interest of the fund. The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the Index.

Underlying Fund: SPDR® Bloomberg Barclays High Yield Bond ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.
Main Investments: Under normal market conditions, the fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. High Yield Very Liquid Index (“Index”) or in securities that the investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents, or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the investment adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows. The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds.” In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index. The fund is classified as a non-diversified fund.

Underlying Fund: SPDR® Boomberg Barclays TIPS ETF
Investment Adviser: SSGA Funds Management, Inc.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the U.S. treasury market.
Main Investments: Under normal market conditions, the fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (“Index”) or in securities that the investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® Dow Jones International Real Estate ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM (“Index”) or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 400 Mid Cap Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P MidCap 400 Growth IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the mid-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 400 Mid Cap Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P MidCap 400 Value IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the mid-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 500® ETF Trust
Trustee: State Street Global Advisors Trust Company
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (“Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the portfolio substantially corresponding to the weight of such stock in the Index.

Underlying Fund: SPDR® S&P 500® Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500 Growth IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics. The Index has a significant portion comprised of companies in the technology, health care and consumer discretionary sectors, although this may change from time to time. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 500® Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500 Value IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the large-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap ETF
Investment Adviser: SSGA Funds Management, Inc.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600® Index (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization segment of the U.S. equity market. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600 Growth IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600 Value IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P MidCap 400® ETF Trust
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P MidCap 400® Index (“Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the trust’s portfolio substantially corresponding to the weight of such stock in the Index. At any time, the trust’s portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings to the Index, the trust’s portfolio is adjusted from time to time to conform to periodic changes made in the Index. The trustee aggregates certain of these adjustments and makes changes to the trust’s portfolio at least monthly, or more frequently in the case of significant changes to the Index.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: TIAA-CREF Bond Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index without investing in all of the securities in the Index. At times the fund may purchase securities not held in the index, but which the investment adviser believes have similar investment characteristics to securities held in the Index. Generally, the fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. The securities purchased by the fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by the investment adviser using its own credit quality analysis. The fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses.

Underlying Fund: TIAA-CREF International Equity Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
Main Investments: The fund invests at least 80% of its assets in equity securities of its benchmark index (the MSCI EAFE® Index (“Index”)). The Index measures stock performance in certain countries outside North America. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track foreign equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses.

Underlying Fund: TIAA-CREF S&P 500 Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in equity securities of its benchmark index (the S&P 500® Index (“Index”)). The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization of the U.S. equity market. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match the returns of the Index is negatively affected by the costs of buying and selling securities as well as the fund’s fees and other expenses.

Underlying Fund: Vanguard FTSE Europe ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Main Investments: The fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe All Cap Index (“Index”). The Index is a market-capitalization weighted index that is made up of approximately 1,223 common stocks of large-, mid-, and small-cap companies located in 16 European countries – mostly companies in the United Kingdom, France, Germany, and Switzerland. Other countries represented in the Index include Spain, the Netherlands, Sweden, Italy, Denmark, Belgium, Finland, and Norway.

Underlying Fund: Vanguard REIT ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly-traded equity REITs.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the MSCI U.S. REIT® Index (“Index”). The Index is composed of stocks of publicly traded equity real estate investment trusts (known as “REITs”). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard S&P 500 ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the S&P 500® Index (“Index”), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard Short-Term Bond ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index (“Index”). The Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund’s assets will be invested in bonds held in the Index.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Underlying Fund: Vanguard Total Bond Market ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a broad, market-weighted bond index.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (“Index”). The Index represents a wide spectrum of public, investment-grade, taxable, fixed-income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund's assets will be invested in bonds held in the Index.

Underlying Fund: WisdomTree Europe Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Sub-Adviser: Mellon Capital Management Corporation
Investment Objective: Track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (“Index”).
Main Investments: Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. The Index consists of those dividend-paying companies within the WisdomTree International Equity Index which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that are organized and domiciled under the laws of a European country, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. Forward currency contracts or futures contracts are used to offset the fund’s exposure to the euro. The fund generally uses a representative sampling strategy to achieve its investment object, meaning it generally will invest in a sample of the securities in the Index whose, risk, return and other characteristics of the Index as a whole. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Industry Concentration Policy: To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.

Underlying Fund: WisdomTree Japan Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Sub-Adviser: Mellon Capital Management Corporation
Investment Objective: Track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (“Index”). The fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.
Main Investments: Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

of the Japanese yen relative to the U.S. Dollar. The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The fund intends to enter into forward currency contracts or futures contracts designed to offset the fund’s exposure to the Japanese yen. The fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Industry Concentration Policy: To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY TO THE UNDERLYING FUNDS
The following are principal risks that apply to the Underlying Funds:
Borrowing: Borrowing creates leverage, which may increase expenses and increase the impact of an Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in an Underlying Fund’s net asset value causing an Underlying Fund to be more volatile than a fund that does not borrow. Borrowing for investment purposes is considered to be speculative and may result in losses to an Underlying Fund.
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact an Underlying Fund’s performance and ability to achieve its investment objective.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of an Underlying Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for an Underlying Fund to sell them at a desirable price or at the price at which it is carrying them. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.
Concentration (Index): To the extent that an Underlying Fund’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, an Underlying Fund will allocate its investments to approximately the same extent as the index. As a result, an Underlying Fund may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on an Underlying Fund, and if securities of a particular industry or group of industries as a group fall out of favor, an Underlying Fund could underperform, or be more volatile than, funds that have greater industry diversification.
Concentration: As a result of an Underlying Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry or group of industries, an Underlying Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on an Underlying Fund, and if securities of the particular industry or group of industries as a group fall out of favor, an Underlying Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

•	Real Estate Industry: Issuers principally engaged in real estate, including real estate investment trusts may be subject to risks similar to the risks associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money; such events may also have the effect of reducing an Underlying Fund's distributable income. There is a risk that an Underlying Fund may convert a convertible security at an inopportune time, which may decrease Underlying Fund returns.
Credit (Loans): The value of an Underlying Fund’s shares and an Underlying Fund’s ability to pay dividends is dependent upon the performance of the assets in its portfolio. Prices of an Underlying Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal.
An Underlying Fund generally invests in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the manager believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal an Underlying Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to an Underlying Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, an Underlying Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing an Underlying Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which an Underlying Fund has invested, may not satisfy the borrower’s obligation to an Underlying Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.
In the event of the bankruptcy of a borrower or issuer, an Underlying Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating an Underlying Fund’s rights to the collateral.
The loans in which an Underlying Fund invests are generally rated lower than investment-grade credit quality, i.e., rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”), or have been made to borrowers who have issued debt instruments that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. An Underlying Fund’s investments in lower than investment-grade loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality.
Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk. Investment decisions are based largely on the credit analysis performed

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

by the manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. In addition, many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
Demand for Loans: An increase in demand for loans may benefit an Underlying Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to an Underlying Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in an Underlying Fund’s portfolio, which could cause an Underlying Fund’s net asset value to decline and reduce the liquidity of an Underlying Fund’s loan holdings.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, an Underlying Fund’s ability to execute its investment strategy may be limited.
Equity Securities Incidental to Investments in Loans: Investments in equity securities incidental to investment in loans entail certain risks in addition to those associated with investments in loans. The value of such equity securities may change more rapidly, and to a greater extent, than fixed-income debt instruments issued by the same issuer in response to company-specific developments and general market conditions. An Underlying Fund’s holdings of equity securities may increase fluctuations in an Underlying Fund’s net asset value. An Underlying Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, an Underlying Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Focused Investing: To the extent that an Underlying Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. An Underlying Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which an Underlying Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause an Underlying Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.
•	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
Focused Investing: To the extent that an Underlying Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, an Underlying Fund will allocate its investments to approximately the same extent as the index. As a result, an Underlying Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which an Underlying Fund focuses its investments will have a greater effect on an Underlying Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor an Underlying Fund could underperform, or be more volatile than, funds that have greater diversification.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

•	Industrials Sector: The industrials sector includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
Foreign Investments for Floating Rate Loans: To the extent an Underlying Fund invests in debt instruments of borrowers in markets outside the United States, its share price may be more volatile than if it invested in debt instruments of borrowers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making loans less liquid and loan prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about borrowers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent an Underlying Fund seeks to track the index’s performance, an Underlying Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Initial Public Offerings: Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that the IPOs in which an Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on an Underlying Fund’s return will be magnified. If an Underlying Fund’s assets grow, it is likely that the effect of an Underlying Fund’s investment in IPOs on an Underlying Fund’s return will decline.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate for Floating Rate Loans: Changes in short-term market interest rates will directly affect the yield on the shares of an Underlying Fund whose investments are normally invested in floating rate loans. If short-term market interest rates fall, the yield on an Underlying Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in an Underlying Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on a fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that changes in market rates of interest are reflected not in a change to a base rate such as LIBOR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which an Underlying Fund invests, the net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models. Underlying Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Errors in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for an Underlying Fund.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, an Underlying Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect an Underlying Fund’s performance.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified” and could underperform compared to such funds. Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.
Limited Secondary Market for Floating Rate Loans: Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Furthermore, transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result an Underlying Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time which may affect an Underlying Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans will be relatively illiquid.
In addition, the floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede an Underlying Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained.
These considerations may cause an Underlying Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause an Underlying Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. An Underlying Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global financial crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leveraged Loan Index declined by 32% (which included a decline of 3.06% on a single day).
Declines in net asset value or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause an Underlying Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of an Underlying Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause an Underlying Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving an Underlying Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, an Underlying Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that an Underlying Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
Liquidity for Floating Rate Loans: If a loan is illiquid, an Underlying Fund might be unable to sell the loan at a time when the manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid loans, exposing an Underlying Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by an Underlying Fund. The risks associated with illiquid securities may be greater in times of financial stress. An Underlying Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to an Underlying Fund.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Money Market Regulatory: Changes in government regulations may adversely affect the value of a security held by an Underlying Fund. In addition, the SEC has adopted amendments to money market fund regulation, which permit an Underlying Fund to impose discretionary or default liquidity fees or temporary suspensions of redemption due to declines in an Underlying Fund’s weekly liquid assets. As of the date of this Prospectus, the Board has elected not to subject an Underlying Fund to such liquidity fees or temporary suspensions of redemptions. These changes may result in reduced yields for money market funds, including an Underlying Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of an Underlying Fund.

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
Municipal Obligations: The municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that the issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt. Municipal revenue obligations may be backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal securities market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements for tax-exempt status, interest from the security may become taxable and the security could decline in value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, an Underlying Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates. Loans typically do not have call protection and may be prepaid partially or in full at any time without penalty.
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, an Underlying Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or an Underlying Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if an Underlying Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933, as amended, are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing an Underlying Fund to be more volatile. The use of leverage may increase expenses and increase the impact of an Underlying Fund’s other risks.
An Underlying Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, an Underlying Fund will be protected to the extent an Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. An Underlying Fund is protected by its securities lending agent, which has agreed to indemnify an Underlying Fund from losses resulting from borrower default.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
Valuation of Loans: An Underlying Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing an Underlying Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by an Underlying Fund. Reliable market

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

value quotations may not be readily available for some loans and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If an Underlying Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit an Underlying Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if an Underlying Fund itself does not own a relatively large portion of a particular loan, an Underlying Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by an Underlying Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by an Underlying Fund.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing an Underlying Fund to be more volatile. The use of leverage may increase expenses and increase the impact of an Underlying Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Zero-Coupon Bonds and Pay-in-Kind Securities: Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price due to market interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency resulting in a loss.

PORTFOLIO HOLDINGS INFORMATION

A description of each Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

MANAGEMENT OF THE FUNDS

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to each Fund. Voya Investments has overall responsibility for the management of each Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of June 30, 2017, Voya Investments managed approximately $88.2 billion in assets.
Management Fee
The Adviser receives an annual fee for its services to each Fund. The fee is payable in monthly installments based on the average daily net assets of each Fund.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets.
Management Fees
Voya Target In-Retirement Fund	0.21%
Voya Target Retirement 2020 Fund	0.21%
Voya Target Retirement 2025 Fund	0.19%
Voya Target Retirement 2030 Fund	0.22%
Voya Target Retirement 2035 Fund	0.22%
Voya Target Retirement 2040 Fund	0.22%
Voya Target Retirement 2045 Fund	0.23%
Voya Target Retirement 2050 Fund	0.23%
Voya Target Retirement 2055 Fund	0.23%
Voya Target Retirement 2060 Fund	0.23%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Funds' unaudited semi-annual shareholder report dated November 30, 2016.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of each Fund's portfolio. The sub-adviser is an affiliate of the Adviser.
The Adviser acts as a “manager-of-managers” for each Fund. The Adviser has ultimate responsibility, subject to the oversight of each Fund’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Each Fund and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of each Fund the responsibility for asset allocation amongst the underlying funds, subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Fund’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if the Fund is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.

MANAGEMENT OF THE FUNDS (continued)

In the event that the Adviser exercises its discretion to replace a sub-adviser or add a new sub-adviser, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Fund and a change to the investment strategies of the Fund.
Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, the Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by each Fund’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Fund.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Fund’s shareholders.
Voya Investment Management Co. LLC
Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2017, Voya IM managed approximately $92 billion in assets.
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund.
Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.
Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM's Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.
Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM's Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in each Fund.
The Distributor
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
Each Fund has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to each Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each Fund. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.

CLASS OF SHARES

Choosing a Share Class
When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of a Fund; (2) the amount of your investment; (3) the expenses you will pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.
The table below summarizes the features of the class of shares available through this Prospectus. Fund charges may vary so you should review each Fund's fee table included in the summary section of this Prospectus as well as the section entitled “Sales Charges” in this Prospectus.
Class A
Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None (At least $100/month for Pre-Authorized Investment Plan)
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None

Class I
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase2,*/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None (At least $100/month for Pre-Authorized Investment Plan)
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
1	A contingent deferred sales charge applies to shares purchased without an initial sales charge, as part of an investment of $1 million or more, and redeemed within 18 months of purchase.
2	There is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
*	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.
Please refer to the minimum investments table on page 130 for additional information.
You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Each Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, investors investing in a Fund through an intermediary should consult Appendix A to this

CLASS OF SHARES (continued)

Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries. Before investing you should discuss which share class may be right for you with your financial intermediary.
Distribution and Service (12b-1) Fees
Each Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by each Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these distribution and service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Each Fund has adopted a 12b-1 Plan for Class A shares. The maximum annual rate at which the distribution and/or servicing fees may be paid under a 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares) is 0.25%.

SALES CHARGES

Each Fund makes available in a clear and prominent format, free of charge, on its website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of a Fund's shares. The website includes hyperlinks that facilitate access to the information.
Class A Shares
This section includes important information about sales charges and sales charge reduction programs available to investors in a Fund's Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
Class A shares are sold subject to the following sales charge:
Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A
1	See “Contingent Deferred Sales Charges (”CDSCs“) - Class A Shares” below.
Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998, at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with a Fund.
Contingent Deferred Sales Charges (“CDSCs”) - Class A Shares
Investments of $1 Million or More.    There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.
CDSC on Exchange into Voya Senior Income Fund
You are not required to pay an applicable CDSC upon an exchange from a Fund described in this Prospectus into Voya Senior Income Fund. However, if you exchange into Voya Senior Income Fund and subsequently offer your common shares for repurchase by Voya Senior Income Fund, a Fund's CDSC will apply. After an exchange into Voya Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares.
Reduced or Waived Front-End Sales Charges or CDSC
The sales charge and CDSC waiver categories described in this section do not apply to customers purchasing shares of a Fund through any of the financial intermediaries specified in Appendix A to this Prospectus (each a “Specified Intermediary”). In all instances, it is the investor’s responsibility to notify a Fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.
Different financial intermediaries may apply different sales charge or CDSC waivers. Please refer to Appendix A for the sales charge or CDSC waivers that are applicable to each Specified Intermediary.

SALES CHARGES (continued)

Investors in a Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the SAI.
You may reduce the initial sales charge on a purchase of Class A shares of a Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:
•	Letter of Intent—lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;
•	Rights of Accumulation—lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Government Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or
•	Combination Privilege—shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.
In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:
•	Reinstatement Privilege—If you sell Class A shares of a Fund (or shares of other Voya mutual funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the SAI; or
•	Purchases by Certain Accounts—Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase a Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary's prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.
See the Account Application or the SAI for additional information regarding the reduction of Class A shares' charges, or contact your financial intermediary or a Shareholder Services Representative for more information.
Required Shareholder Information and Records. In order for investors in Class A shares of a Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor's account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor's eligibility for breakpoint privileges or other sales charge waivers.
CDSC Waivers.    If you notify a Fund's transfer agent, BNY Mellon Investment Servicing (US) Inc. (“Transfer Agent”), at the time of redemption, the CDSC for Class A shares will be waived in the following cases:
•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.
•	Mandatory distributions from “employee benefit plans” or an IRA.
•	Reinvestment of dividends and capital gains distributions.
In addition, the CDSC will be waived on the redemption of shares held through an intermediary if the intermediary has entered into an agreement with the Distributor to waive the CDSC. If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.
Reinstatement Privilege.    If you sell Class A shares of a Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the SAI for more information. An investor may be asked to provide information or records, including account statements, regarding shares of a

SALES CHARGES (continued)

Fund held in all of the investor's accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

HOW SHARES ARE PRICED

Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the

HOW SHARES ARE PRICED (continued)

principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

HOW TO BUY SHARES

Customer Identification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: a Fund, the Distributor, or a third-party selling you a Fund, must obtain the following information for each person that opens an account:
•	Name;
•	Date of birth (for individuals);
•	Physical residential address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits a Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.
If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.
Each Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Each Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of a Fund. Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940. Each Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.
Each Fund reserves the right to suspend the offering of shares.
Class A Shares
Class A shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.
Class I Shares
Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with Voya Financial, Inc.; (8) Voya Financial, Inc. affiliates for purposes of corporate cash management; and (9) other registered investment companies.
Retirement Plans
Each Fund has available prototype qualified retirement plans for corporations and self-employed individuals. Each Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

HOW TO BUY SHARES (continued)

Make your investment using the purchase minimum guidelines in the following table.
Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A I1,2	$1,000 $250,000	No minimum
Retirement accounts	A I1,2	$250 $250,000	No minimum
Pre-Authorized Investment Plan	A I1,2	$1,000 $250,000	At least $100/month
Certain omnibus accounts	A	$250	No minimum
1	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.
2	There is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.
Make your investment using the methods outlined in the following table.
Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.
By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please indicate your financial intermediary on the New Account Application.	Fill out the Account Additions form at the bottom of your account statement and mail it along with your check payable to Voya Investment Management to the address on the account statement. Please write your account number on the check.
By Wire	Call Shareholder Services at 1-800-992-0180 to obtain an account number and indicate your financial intermediary on the account.
Instruct your bank to wire funds to the Fund in the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing (US) Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
       (Your Name Here)
After wiring funds you must complete the Account Application and send it to:
Voya Investment Management
P.O. Box 9772
Providence, RI
	02940-9772	Wire the funds in the same manner described under “Opening an Account.”

HOW TO BUY SHARES (continued)

Execution of Purchase Orders
Purchase orders are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

HOW TO SELL SHARES

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, a Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.
If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.
Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary	You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.
By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 9772
Providence, RI 02940-9772
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.
By Telephone - Expedited Redemption	You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.
Systematic Withdrawal Plan (available only for those share classes referenced below)
You may elect to make periodic withdrawals from your account on a regular basis.
    Class A
•	Your account must have a current value of at least $10,000.
•	Minimum withdrawal amount is $100.
•	You may choose from monthly, quarterly, semi-annual or annual payments.
    Class I
•	Your account must have a current value of at least $250,000.
•	Minimum withdrawal amount is $1,000.
•	You may choose from monthly, quarterly, semi-annual or annual payments.
For additional information, contact a Shareholder Services Representative or refer to the Account Application or the SAI.

HOW TO SELL SHARES (continued)

Execution of Sale Requests
Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
Payments
Normally, payment for shares redeemed will typically be made within one business day after receipt by the Transfer Agent of a request in good order. Each Fund can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.
A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.
Each Fund normally intends to pay redemption requests in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. In unusual circumstances, as determined by the Adviser (such as stressed market conditions), a Fund may make payment of redemption requests wholly or partly using securities held by the Fund with a current market value equal to the portion of the redemption price being paid in kind. In such a case, a Fund could elect to make payment in securities for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. A shareholder may incur brokerage costs in converting such securities to cash.
Telephone Orders
Neither a Fund nor the Transfer Agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Each Fund and the Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If a Fund or the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
Small Accounts
Due to the relatively high cost of handling small investments, a Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than a Fund's minimum. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

HOW TO EXCHANGE SHARES

Exchanges Between Voya Mutual Funds
You may exchange shares of a Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Government Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund. Additionally, Class L shares of Voya Government Money Market Fund may be exchanged for Class C shares of any other Voya mutual fund.
If you exchange shares of a Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.
If you acquired Class L shares of Voya Government Money Market Fund through an exchange from Class C shares of a Voya mutual fund that were subject to a CDSC and then exchange your Class L shares of Voya Government Money Market Fund for Class C shares of another Voya mutual fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of Voya Government Money Market Fund will not count toward the CDSC holding period.
If you acquired Class L shares of Voya Government Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of Voya Government Money Market Fund into Class C shares of another Voya mutual fund, you will become subject to any CDSC that applies to the Voya mutual fund into which you exchange. The time you held your Class L shares of Voya Government Money Market Fund will not count toward the CDSC holding period of the Voya mutual fund into which you exchanged.
Exchanges Between Classes of a Fund
You may exchange Class A shares and Class I shares for any other class within a Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that you may not exchange shares that are subject to a CDSC until the CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange.
All exchanges within a Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares within a Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local, and non-U.S. tax consequences of an exchange between classes of shares within a Fund.
Exchanges between classes of shares within a Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.
Additional Information About Exchanges
Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.
An exchange of shares of a Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.
If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange

HOW TO EXCHANGE SHARES (continued)

privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.
In addition to each Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.
You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. Each Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.
Systematic Exchange Privilege
Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders® Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

FREQUENT TRADING - MARKET TIMING

Each Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of a Fund. Each Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. A Fund will not be liable for any loss resulting from rejected orders or other actions as described above.
Each Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Because some Underlying Funds invest in foreign securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of each Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, each Fund prohibits frequent trading. Each Fund has defined frequent trading as follows:
•	Any shareholder or financial adviser initiated exchanges among all their accounts with a Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;
•	Trading deemed harmful or excessive by a Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and
•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.
The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Transfers associated with systematic purchases or redemptions;
•	Purchases and sales of funds that affirmatively permit short-term trading;
•	Rebalancing to facilitate fund-of-fund arrangements or a Fund's systematic exchange privileges;
•	Purchases or sales initiated by Voya mutual funds; and
•	Transactions subject to the trading policy of an intermediary that a Fund deems materially similar to the Fund's policy.

FREQUENT TRADING - MARKET TIMING (continued)

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.
If a violation of the policy is identified, the following action will be taken:
•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.
•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.
•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.
On the next Business Day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.
Each Fund reserves the right to modify this policy at any time without prior notice.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in a Fund will occur. Moreover, in enforcing such restrictions, a Fund is often required to make decisions that are inherently subjective. Each Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in a Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of a Fund. There is no assurance that the Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
In some cases, a Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where a Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, a Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.
Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from Voya for selling a Voya mutual fund to you. The Distributor has an agreement in place with each broker-dealer selling each Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. Depending on the broker-dealer's satisfaction of the required conditions, these payments may be periodic and may be up to: (1) 0.30% per annum of the value of each Fund's shares held by the broker-dealer’s customers; or (2) 0.30% of the value of each Fund's shares sold by the broker-dealer during a particular period. For example, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.
Voya, out of its own resources and without additional cost to each Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of each Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by each Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.
Voya may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of each Fund may contribute to non-cash compensation arrangements.
The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.
In some cases, a financial intermediary may hold its clients’ mutual fund shares in nominee or street name. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The top firms Voya paid to sell our mutual funds as of the last calendar year are:

PAYMENTS TO FINANCIAL INTERMEDIARIES (continued)

Ameriprise Financial Services, Inc.; Broadridge Business Process Outsourcing, LLC; Capital One Investing, LLC; Cetera Advisor Networks, LLC; Charles Schwab & Co. Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; Goldman Sachs & Co.; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; National Financial Services, LLC; Oppenheimer & Co., Inc.; Pershing, LLC; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company of New York; Sagepoint Financial Inc.; Stifel Nicolaus; TD Ameritrade, Inc.; UBS Financial Services, Inc.; Voya Financial Advisors, Inc.; Voya Retirement Insurance and Annuity Company; and Wells Fargo Advisors, LLC.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.
From time to time a portion of a Fund’s distributions may constitute a return of capital. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution.
Dividend Reinvestment
Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of a Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.
Taxes
The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting each Fund and its shareholders. The following assumes that each Fund's shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in a Fund with your tax advisor.
Each Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although a Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.
Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.
Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by a Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.
Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, that entity will provide this information to you.
Each Fund intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

DIVIDENDS, DISTRIBUTIONS, AND TAXES (continued)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Each Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.
Shareholders that invest in a Fund through a tax advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.
Because most of each Fund's investments are shares of Underlying Funds, the tax treatment of a Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either a Fund invested directly in the types of securities held by the Underlying Funds or a Fund shareholders invested directly in the Underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
Foreign shareholders invested in a Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, a Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.
Foreign Income Taxes. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.
Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through a Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.
Please see the SAI for further information regarding tax matters.

ACCOUNT POLICIES

Account Access
Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you will be able to access your account information over the Internet at www.voyainvestments.com or via a touch tone telephone by calling 1-800-992-0180. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above.
Privacy Policy
Each Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the Internet at www.voyainvestments.com, or see the privacy promise that accompanies any Prospectus obtained by mail.
Householding
To reduce expenses, we may mail only one copy of a Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Shareholder Services Representative at 1-800-992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

INDEX DESCRIPTIONS

The S&P Target Date 2020 Index seeks to represent the market consensus for asset allocations which target an approximate 2020 retirement horizon.
The S&P Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.
The S&P Target Date 2030 Index seeks to represent the market consensus for asset allocations which target an approximate 2030 retirement horizon.
The S&P Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.
The S&P Target Date 2040 Index seeks to represent the market consensus for asset allocations which target an approximate 2040 retirement horizon.
The S&P Target Date 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.
The S&P Target Date 2050 Index seeks to represent the market consensus for asset allocations which target an approximate 2050 retirement horizon.
The S&P Target Date 2055 Index seeks to represent the market consensus for asset allocations which target an approximate 2055 retirement horizon.
The S&P Target Date 2060+ Index seeks to represent the market consensus for asset allocations which target an approximate 2060 retirement horizon.
The S&P Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the tables represent the rate of return that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Target In-Retirement Fund
Class A
05-31-17	10.46	0.21•	0.47	0.68	0.15	0.05	—	0.20	—	10.94	6.55	4.76	0.54	0.54	1.99	903	74
12-21-15(5) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
05-31-17	10.47	0.23	0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(5) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27
Voya Target Retirement 2020 Fund
Class A
05-31-17	10.75	0.20•	0.76	0.96	0.14	0.02	—	0.16	—	11.55	8.94	4.20	0.49	0.49	1.80	137	105
12-21-15(5) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
05-31-17	10.76	0.22	0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(5) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Voya Target Retirement 2025 Fund
Class A
05-31-17	10.79	0.21•	0.94	1.15	0.14	0.04	—	0.18	—	11.76	10.85	3.95	0.42	0.42	1.83	825	76
12-21-15(5) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
Class I
05-31-17	10.81	0.23	0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(5) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Voya Target Retirement 2030 Fund
Class A
05-31-17	10.81	0.19•	1.12	1.31	0.15	0.09	—	0.24	—	11.88	12.31	3.72	0.45	0.45	1.65	814	68
12-21-15(5) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
See Accompanying Notes to Financial Highlights

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class I
05-31-17	10.83	0.21	1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(5) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Voya Target Retirement 2035 Fund
Class A
05-31-17	10.69	0.17	1.29	1.46	0.15	0.02	—	0.17	—	11.98	13.77	4.08	0.42	0.42	1.61	694	66
12-21-15(5) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
05-31-17	10.71	0.24•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(5) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Voya Target Retirement 2040 Fund
Class A
05-31-17	10.76	0.16	1.40	1.56	0.17	0.03	—	0.20	—	12.12	14.67	6.12	0.41	0.41	1.44	842	43
12-21-15(5) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
05-31-17	10.79	0.20	1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(5) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Voya Target Retirement 2045 Fund
Class A
05-31-17	10.86	0.15	1.43	1.58	0.15	0.05	—	0.20	—	12.24	14.72	5.22	0.42	0.42	1.28	774	48
12-21-15(5) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
05-31-17	10.88	0.18	1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
See Accompanying Notes to Financial Highlights

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Target Retirement 2050 Fund
Class A
05-31-17	10.85	0.15	1.44	1.59	0.16	0.03	—	0.19	—	12.25	14.83	6.20	0.41	0.41	1.30	679	45
12-21-15(5) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
Class I
05-31-17	10.87	0.18	1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Target Retirement 2055 Fund
Class A
05-31-17	10.86	0.15	1.47	1.62	0.16	0.02	—	0.18	—	12.30	14.99	6.13	0.42	0.42	1.28	656	44
12-21-15(5) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
05-31-17	10.88	0.18	1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Target Retirement 2060 Fund
Class A
05-31-17	10.24	0.14	1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(5) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
05-31-17	10.25	0.17	1.39	1.56	0.16	0.01	—	0.17	—	11.64	15.35	7.67	0.17	0.17	1.55	59	36
12-21-15(5) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
See Accompanying Notes to Financial Highlights

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

APPENDIX A

Financial Intermediary Specific Sales Charge Waiver and Related Discount Policy Information
As described in the Prospectus, Class A shares may be subject to an initial sales charge and a CDSC. Certain financial intermediaries may impose different initial sales charges or waive the initial sales charge or CDSC in certain circumstances. This Appendix details the variations in sales charge waivers by financial intermediary. You should consult your financial representative for assistance in determining whether you may qualify for a particular sales charge waiver.
MERRILL LYNCH
Effective April 10, 2017, if you purchase fund shares through a Merrill Lynch platform or account held at Merrill Lynch, you will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI. It is your responsibility to notify your financial representative at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts.
Front-end Sales Charge Waivers on Class A Shares available at Merrill Lynch
•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code of 1986, as amended
•	Shares purchased through a Merrill Lynch-affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•	Shares of Funds purchased through the Merrill Edge Self-Directed platform
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family)
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Trustees of the Fund, and employees of the Adviser or any of its affiliates, as described in the Fund’s Prospectus
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
CDSC Waivers on Class A Shares available at Merrill Lynch
•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a right of reinstatement
•	Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A shares only)
Front-End Load Discounts available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•	Breakpoints as described in the Fund’s Prospectus
•	Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial adviser about such assets

APPENDIX A (continued)

•	Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

TO OBTAIN MORE INFORMATION
You will find more information about the Funds in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Funds' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Funds' performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Funds. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Fund information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at: www.sec.gov.
When contacting the SEC, you will want to refer to the Funds' SEC file number. The file number is as follows:
Voya Separate Portfolios Trust	811-22025
Voya Target In-Retirement Fund Voya Target Retirement 2020 Fund Voya Target Retirement 2025 Fund Voya Target Retirement 2030 Fund Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund Voya Target Retirement 2045 Fund Voya Target Retirement 2050 Fund Voya Target Retirement 2055 Fund Voya Target Retirement 2060 Fund

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168439	(0917-092917)

Prospectus
September 29, 2017
•	Voya Target In-Retirement Fund
Class/Ticker: R6/VTRWX
•	Voya Target Retirement 2020 Fund
Class/Ticker: R6/VTRBX
•	Voya Target Retirement 2025 Fund
Class/Ticker: R6/VTRDX
•	Voya Target Retirement 2030 Fund
Class/Ticker: R6/VTRFX
•	Voya Target Retirement 2035 Fund
Class/Ticker: R6/VTRHX
•	Voya Target Retirement 2040 Fund
Class/Ticker: R6/VTRKX
•	Voya Target Retirement 2045 Fund
Class/Ticker: R6/VTRNX
•	Voya Target Retirement 2050 Fund
Class/Ticker: R6/VTRPX
•	Voya Target Retirement 2055 Fund
Class/Ticker: R6/VTRRX
•	Voya Target Retirement 2060 Fund
Class/Ticker: R6/VTRUX

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
E-Delivery Sign-up – details on back cover

Table of ContentsINDEX DESCRIPTIONS	136
FINANCIAL HIGHLIGHTS	137
ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS	140
TO OBTAIN MORE INFORMATION	Back Cover

Voya Target In-Retirement Fund
Investment Objective
The Fund seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	4.07%
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses[2]	4.68%
Waivers and Reimbursements[3]	(4.03)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	1,046	2,032	4,525
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire soon or are already retired. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is: 35% in equity securities and 65% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value

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Voya Target In-Retirement Fund

oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease
Voya Target In-Retirement Fund
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in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities,
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Voya Target In-Retirement Fund

an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the
Voya Target In-Retirement Fund
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Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 3.27% and Worst quarter: 3rd 2015, -2.52%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 4.58%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	5.08	N/A	N/A	4.69	12/21/15
After tax on distributions	%	4.31	N/A	N/A	3.40
After tax on distributions with sale	%	3.03	N/A	N/A	3.12
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
S&P Target Date Retirement Income Index[1,2]	%	5.01	N/A	N/A	3.89
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
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Voya Target In-Retirement Fund

Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Voya Target In-Retirement Fund
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Voya Target Retirement 2020 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	3.23%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses[2]	3.90%
Waivers and Reimbursements[3]	(3.25)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	889	1,730	3,916
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2020. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 45% in equity securities and 55% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

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Voya Target Retirement 2020 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2020, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
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debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 1st 2013, 4.73% and Worst quarter: 3rd 2015, -4.19%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 6.12%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	5.77	N/A	N/A	6.15	12/21/15
After tax on distributions	%	5.25	N/A	N/A	4.92
After tax on distributions with sale	%	3.44	N/A	N/A	4.42
S&P Target Date 2020 Index[1,2]	%	7.22	N/A	N/A	6.58
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
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accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
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Voya Target Retirement 2025 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	3.44%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[2]	4.15%
Waivers and Reimbursements[3]	(3.50)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	940	1,828	4,116
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2025. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 57% in equity securities and 43% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

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Voya Target Retirement 2025 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2025, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
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Voya Target Retirement 2025 Fund

debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2025 Fund
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 5.61% and Worst quarter: 3rd 2015, -5.25%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 7.45%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	6.32	N/A	N/A	6.70	12/21/15
After tax on distributions	%	5.63	N/A	N/A	5.27
After tax on distributions with sale	%	3.78	N/A	N/A	4.74
S&P Target Date 2025 Index[1,2]	%	7.82	N/A	N/A	7.19
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
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Voya Target Retirement 2025 Fund

accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
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Voya Target Retirement 2030 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	3.18%
Acquired Fund Fees and Expenses	0.50%
Total Annual Fund Operating Expenses[2]	3.90%
Waivers and Reimbursements[3]	(3.25)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	889	1,730	3,916
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2030. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 68% in equity securities and 32% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

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Voya Target Retirement 2030 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2030, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
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Voya Target Retirement 2030 Fund

debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 6.18% and Worst quarter: 3rd 2015, -6.03%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 8.14%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	6.77	N/A	N/A	7.51	12/21/15
After tax on distributions	%	5.93	N/A	N/A	5.89
After tax on distributions with sale	%	4.09	N/A	N/A	5.35
S&P Target Date 2030 Index[1,2]	%	8.35	N/A	N/A	7.79
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
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Voya Target Retirement 2030 Fund

accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
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Voya Target Retirement 2035 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	3.56%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[2]	4.30%
Waivers and Reimbursements[3]	(3.65)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	970	1,887	4,234
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2035. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 77% in equity securities and 23% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

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Voya Target Retirement 2035 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2035, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
27
Voya Target Retirement 2035 Fund

debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 6.62% and Worst quarter: 3rd 2015, -7.23%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 9.04%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	6.98	N/A	N/A	7.63	12/21/15
After tax on distributions	%	6.45	N/A	N/A	6.04
After tax on distributions with sale	%	4.22	N/A	N/A	5.49
S&P Target Date 2035 Index[1,2]	%	8.85	N/A	N/A	8.29
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
29
Voya Target Retirement 2035 Fund

accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Voya Target Retirement 2035 Fund
30

Voya Target Retirement 2040 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	5.62%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[2]	6.36%
Waivers and Reimbursements[3]	(5.71)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	1,376	2,650	5,686
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2040. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 85% in equity securities and 15% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

31
Voya Target Retirement 2040 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2040, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Voya Target Retirement 2040 Fund
32

Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
33
Voya Target Retirement 2040 Fund

debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2040 Fund
34

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 7.02% and Worst quarter: 3rd 2015, -7.61%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 9.41%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	7.53	N/A	N/A	8.29	12/21/15
After tax on distributions	%	6.82	N/A	N/A	6.57
After tax on distributions with sale	%	4.48	N/A	N/A	5.99
S&P Target Date 2040 Index[1,2]	%	9.23	N/A	N/A	8.64
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
35
Voya Target Retirement 2040 Fund

accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Voya Target Retirement 2040 Fund
36

Voya Target Retirement 2045 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	4.69%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[2]	5.44%
Waivers and Reimbursements[3]	(4.79)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	1,197	2,317	5,075
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2045. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 91% in equity securities and 9% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

37
Voya Target Retirement 2045 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2045, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Voya Target Retirement 2045 Fund
38

Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
39
Voya Target Retirement 2045 Fund

debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2045 Fund
40

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 7.35% and Worst quarter: 3rd 2015, -7.81%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 9.59%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	7.49	N/A	N/A	8.52	12/21/15
After tax on distributions	%	6.88	N/A	N/A	6.84
After tax on distributions with sale	%	4.57	N/A	N/A	6.21
S&P Target Date 2045 Index[1,2]	%	9.54	N/A	N/A	8.91
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
41
Voya Target Retirement 2045 Fund

accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Voya Target Retirement 2045 Fund
42

Voya Target Retirement 2050 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	5.62%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[2]	6.38%
Waivers and Reimbursements[3]	(5.73)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	1,380	2,657	5,699
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2050. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

43
Voya Target Retirement 2050 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2050, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
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Voya Target Retirement 2050 Fund

debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 7.39% and Worst quarter: 3rd 2015, -7.82%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 9.68%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	7.51	N/A	N/A	8.52	12/21/15
After tax on distributions	%	6.95	N/A	N/A	6.86
After tax on distributions with sale	%	4.59	N/A	N/A	6.23
S&P Target Date 2050 Index[1,2]	%	9.74	N/A	N/A	9.18
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
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Voya Target Retirement 2050 Fund

accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
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Voya Target Retirement 2055 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	5.57%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[2]	6.32%
Waivers and Reimbursements[3]	(5.67)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	1,368	2,636	5,661
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2055. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

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Voya Target Retirement 2055 Fund

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2055, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
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debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows changes in the Fund's Class R6 shares’ performance from year to year, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 4th 2013, 7.44% and Worst quarter: 3rd 2015, -7.99%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 9.83%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	7.51	N/A	N/A	8.56	12/21/15
After tax on distributions	%	7.03	N/A	N/A	6.90
After tax on distributions with sale	%	4.59	N/A	N/A	6.25
S&P Target Date 2055 Index[1,2]	%	9.94	N/A	N/A	9.37
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement
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accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
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Voya Target Retirement 2060 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
R6	None	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fee	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	7.33%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[2]	8.08%
Waivers and Reimbursements[3]	(7.43)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.65%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.65% for Class R6 shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$66	1,701	3,237	6,681
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal period, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2060. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

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Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2060 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2060, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
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Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other
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debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2060 Fund
58

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the Fund's Class R6 shares’ performance for their first full calendar year of operations, and the table compares the Fund's Class R6 shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class R6
(as of December 31 of each year)

Best quarter: 3rd 2016, 4.59% and Worst quarter: 1st 2016, -0.10%
The Fund's Class R6 shares' year-to-date total return as of June 30, 2017: 9.85%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	7.47	N/A	N/A	8.23	12/21/15
After tax on distributions	%	7.04	N/A	N/A	7.73
After tax on distributions with sale	%	4.55	N/A	N/A	6.21
S&P Target Date 2060+ Index[1,2]	%	10.08	N/A	N/A	10.80
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
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Voya Target Retirement 2060 Fund

Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 10/15)
Paul Zemsky, CFA Portfolio Manager (since 10/15)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.voyainvestments.com; by writing to us at Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034; or by calling us at 1-800-992-0180.
Minimum Initial Investment $ by share class

Class	R6
Certain institutional accounts	$1,000,000
Certain retirement plans	None
Non-qualified deferred compensation plans	None
Certain omnibus accounts	N/A
Pre-Authorized Investment Plan	N/A
The minimum initial investment requirement for Class R6 shares of the Fund is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. There are no minimums for additional investments.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Voya Target Retirement 2060 Fund
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KEY FUND INFORMATION

This Prospectus contains information about each Fund and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
Each Fund's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from each Fund.
Neither this Prospectus, nor the related SAI, nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or give rise to an agreement or contract between Voya Separate Portfolios Trust, the Trustees, or each Fund and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of a Fund. You should be aware that each Fund is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of each Fund can be expected to vary from those of other Voya mutual funds.
Each Fund is a series of Voya Separate Portfolios Trust (“Trust”), a Delaware statutory trust. Each Fund is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Fund shares may be classified into different classes of shares. The classes of shares of a Fund would be identical except for different expenses, certain related rights, and certain shareholder services. All share classes of a Fund have a common investment objective and investment portfolio. This Prospectus only offers the class of shares listed on the cover of this Prospectus. Additional share classes of a Fund may be offered through a different prospectus.
Conflicts of Interest
The Adviser and Sub-Adviser have the authority to select and substitute Underlying Funds. In making decisions on the allocation of the assets among the Underlying Funds, the Adviser and Sub-Adviser are subject to several conflicts of interest. First, the Adviser and Sub-Adviser may be subject to potential conflicts of interest in selecting affiliated Underlying Funds because the fees paid to them by some affiliated Underlying Funds are higher than fees paid by other affiliated Underlying Funds.
Second, the Adviser and Sub-Adviser may be subject to conflicts of interest because they serve as the Adviser and Sub-Adviser to each Fund and to one or more of the Underlying Funds. These conflicts could arise because the Adviser and Sub-Adviser or their affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the affiliated Underlying Funds than other affiliated Underlying Funds. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser or Sub-Adviser, the entire advisory fee is retained by a Voya company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser or Sub-Adviser, the Adviser and Sub-Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to Voya.
Additionally, the Adviser and Sub-Adviser may be subject to conflicts of interest when they do not serve as the Adviser or Sub-Adviser to the unaffiliated Underlying Funds. They may have an incentive to prefer affiliated Underlying Funds over unaffiliated Underlying Funds because advisory fees are earned on affiliated Underlying Funds, but no advisory fees are earned on unaffiliated Underlying Funds.
Further, the Adviser and Sub-Adviser may believe that redemption from an affiliated Underlying Fund will be harmful to that Underlying Fund, the Adviser and Sub-Adviser or an affiliate. Therefore, the Adviser and Sub-Adviser may have incentives to allocate and reallocate in a fashion that would advance their own economic interests, the economic interests of an affiliate or the interests of an affiliated Underlying Fund rather than each Fund. For example, changes in the Underlying Funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the affiliated Underlying Funds.
The Adviser and Sub-Adviser have a fiduciary duty to each Fund and are legally obligated to act in each Fund’s best interests when selecting Underlying Funds. The Adviser has developed an investment process using a Sub-Adviser that it believes will ensure each Fund is managed in the best interests of the shareholders of each Fund. Further, the
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Adviser and Sub-Adviser have adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s and Sub-Adviser’s allocation decisions may be affected by their conflicts of interest.
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.
Fund Diversification
Each Fund is diversified, as such term is defined in the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
Investor Diversification
Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, a Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.
Although each Fund is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate a Fund in the context of your personal financial situation, investment objectives, and other investments.
Combination with Voya Target In-Retirement Fund
When Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund reach their respective Target Dates, they may be combined with Voya Target In-Retirement Fund, without a vote of shareholders if the Trust's Board determines that combining such Fund with Voya Target In-Retirement Fund would be in the best interests of the Fund and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Fund's Target Date), a Fund will notify shareholders of such Fund of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Fund will become shareholders of Voya Target In-Retirement Fund.
Temporary Defensive Strategies
When the adviser or sub-adviser (if applicable) to a Fund or an Underlying Fund anticipates unusual market, economic, political, or other conditions, the Fund or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, a Fund or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Fund or Underlying Fund invests defensively, it may not achieve its investment objective. A Fund's or Underlying Fund's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Fund may engage are identified and discussed in the SAI.
Percentage and Rating Limitations
The percentage and rating limitations on Fund investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
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KEY FUND INFORMATION (continued)

Shareholder Reports
Each Fund's fiscal year ends May 31. Each Fund will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.
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MORE INFORMATION ABOUT THE FUNDS

Additional Information About the Investment Objective
Each Fund's investment objective is non-fundamental and may be changed by a vote of the Fund's Board, without shareholder approval. A Fund will provide 60 days' prior written notice of any change in a non-fundamental investment objective. There is no guarantee a Fund will achieve its investment objective.
Additional Information About Principal Investment Strategies
Each Fund invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of U.S. and international stocks, U.S. bonds and other debt instruments; and uses asset allocation strategies to determine how much to invest in each Underlying Fund. Each Fund is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment. For a complete description of each Fund's principal investment strategies, please see the Fund's summary prospectus or the summary section of this Prospectus.
Asset Allocation Process
The Sub-Adviser invests the assets of each Fund in a combination of other mutual funds (“Underlying Funds”) that in turn invest in varying degrees, among several classes of equity securities and debt instruments, including U.S. government and money market instruments.
The Sub-Adviser determines the mix of Underlying Funds and sets the appropriate ranges for investments in those Underlying Funds (“Target Allocation”). The Sub-Adviser uses a proprietary asset allocation strategy to determine the Target Allocations for each Fund, including the use of both quantitative and qualitative judgments in determining weighting among the models and strategies, as described below.
First, the Sub-Adviser determines the Target Allocation for each Fund’s investment in various asset classes using its own proprietary modeling techniques which integrate analysis of the global economy with the individual securities markets.
The proprietary modeling techniques used by the Sub-Adviser integrate analysis of the global economy with the individual securities markets. The Sub-Adviser begins with an analysis of the expected long-term performance of various asset classes. Next, the Sub-Adviser determines the included strategies in which each Fund invests to attain its Target Allocation. In choosing an included strategy for an asset class, the Sub-Adviser considers the degree to which the included strategy's holdings or other characteristics correspond to the desired asset class, among other factors.
The Sub-Adviser may change the included strategies and asset classes at any time, and may, at any time, determine to make tactical changes in a Fund's Target Allocation depending on market conditions. Any changes to the Underlying Funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the Underlying Funds. The Sub-Adviser has discretion in changing the Underlying Funds as well as the ability to add additional funds or asset classes or investment strategies when deemed necessary. A Fund may seek to profit from either rising or falling prices across the included asset classes through the use of tactical asset allocation positions. The long-term performance forecasts give context to current market conditions and allow the Sub-Adviser to identify asset classes that are priced below their intrinsic value.
Each Fund will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will take place periodically to return to the Target Allocations. These allocations, however, are targets, and each Fund's allocation could change substantially as the securities' asset values change due to market movements and portfolio manager decisions. On an ongoing basis, the actual mix of assets and included strategies for each Fund may deviate from the Target Allocation. Each Fund may be rebalanced more or less often subject to any constraints on timing of rebalancing arising from a Fund’s application of frequent trading procedures.
With the exception of Voya Target In-Retirement Fund, each Fund is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2060, 2055, 2050, 2045, 2040, 2035, 2030, 2025, and 2020. For example investors looking to retire in or near the year 2060 would likely choose the Voya Target Retirement 2060 Fund and the mix of investments for this Fund would migrate toward that of Voya Target Retirement 2055 Fund in approximately 5 years time, Voya Target Retirement 2050 Fund in approximately 10 years time, Voya Target Retirement 2045 Fund in approximately 15 years time, Voya Target Retirement 2040 Fund in approximately 20 years time, Voya Target Retirement 2035 Fund in approximately 25 years time, Voya Target Retirement 2030 Fund in approximately 30 years time, Voya Target Retirement 2025 Fund in approximately 35 years time, Voya Target Retirement 2020 Fund in approximately 40 years time, and finally combine with Voya Target In-Retirement Fund after about 45 years or about 2060.
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With respect to Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund in summary, the mix of investments in the Target Allocations will change over time and seek to produce reduced investment risk and preserve capital as the Fund approaches its Target Date.
Asset Allocation is No Guarantee Against Loss
Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for each Fund. Furthermore, the Sub-Adviser's allocation of each Fund's assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in equity securities too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in debt instruments during a period of stock market appreciation may result in lower total return.
There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in a Fund.
Assets will be allocated among funds and markets based on judgments made by the Sub-Adviser. There is a risk that a Fund may allocate assets to an asset class or market that underperforms other funds. For example, a Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.
Performance of the Underlying Funds Will Vary
The performance of each Fund depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Fund changes as the asset values of the Underlying Funds a Fund holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. Each Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with investments in certain of these types of securities and the use of certain of these investment practices. A Fund may be exposed to these risks directly or indirectly through investments in one or more Underlying Fund. For more information about these and other types of securities and investment techniques that may be used by each Fund and/or the Underlying Funds, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them. A Fund or an Underlying Fund may invest in these securities or use these techniques as part of the principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the principal investment strategies.
For more information about principal risks of the Underlying Funds, please see “Key Information About the Underlying Funds.”
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with a Fund.
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Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for a Fund to sell them at a desirable price or at the price at which it is carrying them. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: A Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, a Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks. In addition, credit default swaps expose a Fund to the risk of improper valuation.
Currency: To the extent that a Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to
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the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, a Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by a Fund through another financial institution, or a Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, a Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect a Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: To the extent a Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange
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rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that a Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, a Fund might be unable to sell the security at a time when a Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a Fund.
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Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of market interest rates and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, labor unrest, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Fund. The investment policies of the other investment companies may not be the same as those of a Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Fund is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Other investment companies include Holding Company Depositary Receipts (“HOLDRs”). Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, a Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
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Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities a Fund holds may not reach their full values. A particular risk of a Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty: The entity with which a Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that a Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when a Fund conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
Investment by Other Funds: Various other mutual funds and/or funds-of-funds, including some Voya mutual funds, may be allowed to invest in the Underlying Funds. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If investments by these other funds result in large inflows of cash to or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of the Underlying Fund’s portfolio. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC. To the extent that one or a few shareholders own a significant portion of the Underlying Fund, the risks described above will be greater.
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Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged.
Manager: A Fund, and each Underlying Fund (except index funds), is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser, or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results. The loss of their services could have an adverse impact on the adviser’s or sub-adviser’s ability to achieve the investment objectives. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different applications by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Operational: A Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect a Fund’s service providers, counterparties, market participants, or issuers of securities held by a Fund may adversely affect a Fund and its shareholders, including by causing losses or impairing the Fund’s operations.
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Each Fund seeks to meet its investment objectives by allocating its assets among Underlying Funds. Because each Fund invests in Underlying Funds, shareholders will be affected by the investment strategies of Underlying Funds. Information is provided below as of the date of this Prospectus regarding each Underlying Fund, including its investment adviser, sub-adviser, investment objective, and main investments. This information is intended to provide potential investors in each Fund with information that they may find useful in understanding the investment history and risks of the Underlying Funds.
You should note that the adviser or sub-adviser may or may not invest in each of the Underlying Funds listed. Further, over time, each Fund will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which a Fund will be invested in each Underlying Fund at any one time. As a result, the degree to which a Fund may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Fund has invested in the Underlying Fund.

Affiliated Underlying Funds
Underlying Fund: Voya Corporate Leaders® 100 Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Outperform the S&P 500® Index.
Main Investments: The fund invests primarily in equity securities of issuers listed on the S&P 100 Index, a subset of the S&P 500® Index. Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities. The fund may also invest in derivatives, including, but not limited to, futures. The fund typically uses derivatives to substitute for taking a position in the underlying asset. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, derivative instruments, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Emerging Markets Corporate Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of corporate issuers in emerging market countries. The fund may invest in all types of foreign and emerging market fixed-income and floating rate debt instruments and will invest primarily in fixed-income and floating rate debt instruments of corporations. The fund's holdings may be denominated in U.S. dollars and foreign currencies. The fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The fund may also invest in other types of securities including, but not limited to, fixed-income and floating rate debt instruments of non-emerging market foreign issuers. The fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in any one industry or group of industries, provided that the fund may invest between 25% and 35% of its total assets (or such other percentage to the extent permitted under the 1940 Act) in the securities of any one industry group or group of industries, if at the time of investment, that industry or group of industries represents 20% or more of the fund's primary benchmark index. The fund's primary benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified. As of June 30, 2017, the primary benchmark index was concentrated in the banking industry and the fund may concentrate in the banking industry. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related
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assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. In addition, the fund may invest in dividend-paying convertible stocks and convertible bonds, and preferred stocks. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The fund may invest in companies of any market capitalization. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”) that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, determined by the fund’s sub-adviser to be of comparable quality. The fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging to the U.S. dollar is permitted, but not required. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, concentration, convertible securities, credit, credit default swaps, currency, derivative instruments, dividend, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, prepayment and extension, and securities lending.
Underlying Fund: Voya Emerging Markets Hard Currency Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers the obligations of which are guaranteed by Sovereigns (“Quasi-Sovereigns”) of emerging market countries which are denominated in U.S. dollars and foreign hard currencies. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by Sovereigns, Quasi-Sovereigns, and companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands,
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New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The fund may invest in companies of any market capitalization. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”), that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another NRSRO or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality. The fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, and credit default swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. The fund may invest up to 20% of its net assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of hard currencies, including currencies issued by emerging market countries. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Emerging Markets Local Currency Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments which are denominated in currencies of countries with emerging securities markets and in derivative instruments that provide investment exposure to such securities. The fund normally invests primarily in fixed-income and floating rate debt instruments that are issued by governments, governmental agencies, supranational organizations, and corporations. The Fund considers instruments denominated in hard currencies (currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations) to be issued in an emerging market currency, if a hard currency is the official currency of the emerging market country and if the instrument is issued under local law. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by governments, governmental agencies, supranational organizations, and corporations denominated in U.S. dollars, foreign hard currencies, and emerging market currencies. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio
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securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”), that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another NRSRO or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality. While the fund expects to maintain a weighted average portfolio duration of between 0 and 8 years, there are no maturity restrictions on the overall portfolio. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging into the U.S. dollar is permitted, but not required, and the fund will be heavily exposed to foreign currencies. The fund is permitted to take short positions in currencies (including the U.S. dollar). In addition, the fund may use currency forwards, interest rate swaps, and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the fund's restrictions on currency forwards, futures, and swaps. The fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of local currencies, including currencies issued by emerging market countries. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Floating Rate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The fund normally invests substantially in floating rate loans. The fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower's assets) that the sub-adviser believes justify treatment as senior debt. Below investment-grade debt instruments are commonly referred to as “junk bonds.” In considering investments in floating rate loans, the sub-adviser seeks to invest in the largest and most liquid loans available. The fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Although the fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek enhanced returns or attempt to hedge some of the investment risk. The fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the fund already owns Floating Rate Debt
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or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.
Main Risks: Asset-backed securities, bank instruments, cash/cash equivalents, credit for loans, demand for loans, derivative instruments, equity securities incidental to investments in loans, foreign investments for floating rate loans, high-yield securities, interest in loans, interest rate for floating rate loans, limited secondary market for floating rate loans, liquidity for floating rate loans, other investment companies, prepayment and extension, repurchase agreements, and valuation of loans.

Underlying Fund: Voya Global Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The fund may hedge its exposure to securities denominated in foreign currencies. The fund may borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO, or are of comparable quality if unrated. The fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies. The fund may also invest its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of Voya Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the fund may invest a portion of its assets in high-yield debt securities rated below investment-grade (“junk bonds”), the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. The fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance returns, to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Bank instruments, borrowing, company, credit, credit default swaps, currency, derivative instruments, floating rate loans, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, restricted securities, securities lending, and sovereign debt.

Underlying Fund: Voya Global Equity Fund (formerly, Voya Global Value Advantage Fund)
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks,
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warrants, and convertible securities. The fund may invest without limit in countries with developing or emerging markets. The fund does not limit its investments to companies in any particular market capitalization range. The fund may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the fund’s investment objectives and principal investment strategies. The fund may focus its investments in the financial services sector. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, dividend, focused investing, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Global Equity Dividend Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: NNIP Advisors B.V.
Investment Objective: Growth of capital with dividend income as a secondary consideration.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. At least 65% of its assets will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Global Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: High total return consisting of capital appreciation and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing, and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. The fund will have investments located in a number of different countries, including the United States. As a general matter, the fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya GNMA Income Fund
Investment Adviser: Voya Investments, LLC
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Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in GNMA Certificates. The fund may purchase or sell GNMA Certificates on a delayed delivery or forward commitment basis through the “to-be-announced” market. The remaining assets of the fund will be invested in other securities issued or guaranteed by the U.S. government, including U.S. Treasury securities, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may also invest in repurchase agreements secured by securities issued or guaranteed by the U.S. government, GNMA Certificates, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may invest in debt securities of any maturity, although the sub-adviser expects to invest in securities with effective maturities in excess of one year. The fund may invest in futures, including U.S. Treasury futures, to manage the duration of the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Credit, derivative instruments, interest rate, liquidity, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, repurchase agreements, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: Voya Government Money Market Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.
Main Investments: The fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The securities purchased by the fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules adopted by the SEC. Portfolio investments of the fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. The fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser may manage the fund more conservatively than if it was not rated. The fund may invest in other investment companies that are money market funds to the extent permitted under the 1940 Act. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Main Risks: Cash/cash equivalents, credit, interest rate, investment model, liquidity, money market regulatory, other investment companies – money market funds, prepayment and extension, repurchase agreements, U.S. government securities and obligations, and when issued securities and delayed-delivery securities and forward commitments.

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Underlying Fund: Voya High Yield Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income and total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield (high risk) bonds, commonly referred to as “junk bonds.” High-yield bonds are debt securities that, at the time of purchase, are not rated by a NRSRO or are rated below investment-grade (for example, rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. The fund may purchase and hold securities in default. There are no restrictions on the average maturity of the fund or the maturity of any single investment. Any remaining assets may be invested in investment-grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The fund may invest in derivatives including, structured debt obligations, dollar roll transactions, swap agreements, including credit default swaps and interest rate swaps, and options on swap agreements. The fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the fund. The fund may invest in companies of any size. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Bank instruments, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: Voya Intermediate Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by S&P Global Ratings or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a NRSRO, or of comparable quality if unrated. Although the fund may invest a portion of its assets in high-yield (high risk) debt instruments rated below investment-grade, commonly referred to as “junk bonds,” the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. Generally, the sub-adviser maintains a dollar-weighted average duration between three and ten years. The fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate secured loans (“Senior Loans”); and derivatives including futures, options, and swaps (including credit default swaps, interest rate swaps and total return swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the fund. The fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
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Main Risks: Bank instruments, company, credit, credit default swaps, currency, derivative instruments, floating rate loans, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: Voya International Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: High total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. At least 65% of the fund's assets will normally be invested in companies located in a number of different countries other than the United States. These companies may have investments that provide exposure to the U.S. real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. As a general matter, the fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Large-Cap Growth Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. For this fund, the sub-adviser defines large-capitalization companies as companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index at the time of purchase. The fund may invest up to 25% of its assets in foreign securities. The fund may invest in derivative instruments including, but not limited to, index futures and options to hedge against market risk or to enhance returns. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Large Cap Value Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term growth of capital and current income.
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Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying, large-capitalization issuers (usually those with market capitalizations in excess of $1 billion). The sub-adviser defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index at the time of purchase. Equity securities include common and preferred stocks, warrants, and convertible securities. The fund may invest in foreign securities, including companies located in countries with emerging securities markets. The fund may invest in real estate-related securities including real estate investment trusts. The fund may also invest up to 20% of its assets in small- and mid-capitalization companies. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya MidCap Opportunities Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. The sub-adviser defines mid-sized companies as those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. The fund may also invest in derivative instruments which include, but are not limited to, futures or index futures that have a similar profile to the benchmark of the fund. The fund typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in foreign securities. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Mid Cap Research Enhanced Index Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400® Index. The fund may invest in derivative instruments including, but not limited to, index futures. The fund typically uses derivatives as a substitute for taking a position in the S&P MidCap 400® Index and for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager Emerging Markets Equity Fund
Investment Adviser: Voya Investments, LLC
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Sub-Adviser: Delaware Investments Fund Advisers, J.P. Morgan Investment Management Inc., and Van Eck Associates Corporation
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The fund may invest in companies of any market capitalization. Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The fund may also invest in real estate-related securities, including real estate investment trusts and non-investment grade bonds (high-yield or “junk bonds”). The fund may invest in derivatives, including but not limited to, futures, options, swaps, and forward foreign currency exchange contracts as a substitute for securities in which the fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the fund’s gains; and for the efficient management of cash flows. The fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The fund typically maintains full currency exposure to those markets in which it invests. However, the fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, high-yield securities, interest rate, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Multi-Manager International Equity Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Baillie Gifford Overseas Limited, Lazard Asset Management LLC, Polaris Capital Management, LLC and Wellington Management Company LLP
Investment Objective: Long-term growth of capital.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The fund does not seek to focus its investments in a particular industry or country. The fund may invest in companies of any market capitalization. The equity securities in which the fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and IPOs. The fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the fund. The fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts. The fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
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Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, initial public offerings, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Multi-Manager International Factors Fund (formerly, Voya International Core Fund)
Investment Adviser: Voya Investments, LLC
Sub-Adviser: PanAgora Asset Management, Inc. and Voya Investment Management Co. LLC
Investment Objective: Long-term growth of capital.
Main Investments: The fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The fund may invest in securities of companies from emerging market countries. The fund may also invest in depositary receipts, warrants and rights, of foreign issuers. The fund may use derivatives, including futures, options, swaps, and forward foreign currency exchange contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk, as a substitute for the sale or purchase of securities, and for the purpose of maintaining equity market exposure on its cash balance. The fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager International Small Cap Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Acadian Asset Management LLC, Victory Capital Management Inc., and Wellington Management Company LLP
Investment Objective: Maximum long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The fund currently considers small-capitalization companies to be those with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. At least 65% of the fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The fund may invest up to 35% of its assets in U.S. issuers. The fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities. The fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward foreign currency exchange contracts, futures contracts, rights, and depositary receipts. The fund may invest in forward foreign currency exchange contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the fund wishes to invest. The fund may invest up to 25% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, interest rate, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

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Underlying Fund: Voya Multi-Manager Mid Cap Value Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Hahn Capital Management, LLC; LSV Asset Management; and Wellington Management Company LLP
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400® Index at the time of purchase. The fund focuses on securities that the sub-advisers believe are undervalued in the marketplace. The fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in derivatives, including futures, as a substitute for securities in which the fund can invest, for cash management, and/or to seek to enhance returns in the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: Total return consisting of long-term capital appreciation and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The fund may invest in companies of any market capitalization; however, it will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The fund may invest in initial public offerings, convertible securities and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Short Term Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximum total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The average dollar-weighted maturity of the fund will not exceed 3 years. Because of the fund's holdings in asset-backed, mortgage-backed, and similar securities, the fund's average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the fund given certain prepayment assumptions (also known as weighted average life). The fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 10% of its total assets in high yield securities, (commonly referred to as
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“junk bonds”). The fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The fund may engage in dollar roll transactions and swap agreements, including credit default swaps, interest rate swaps, and total return swaps. The fund may use options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, credit, credit default swaps, currency, derivative instruments, foreign investments, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: Voya Small Company Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The sub-adviser defines small-capitalization companies as those companies included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have a market capitalization that falls within the range of the market capitalizations of companies included in the S& P SmallCap 600® Index or the Russell 2000® Index. The fund may also invest in real estate-related securities including real estate investment trusts. The fund may invest in derivative instruments including, but not limited to, put and call options. The fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the fund. The fund may invest, to a limited extent, in foreign stock. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: Voya SmallCap Opportunities Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies. For this fund, the sub-adviser defines smaller companies as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, growth investing, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

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Unaffiliated Underlying Funds
Underlying Fund: Credit Suisse Commodity Return Strategy Fund
Investment Adviser: Credit Suisse Asset Management, LLC
Investment Objective: Total return.
Main Investments: The fund is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (“Index”). The fund intends to invest its assets in a combination of commodity linked-derivative instruments and fixed income securities. The fund gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity. The fund may invest up to 25% of its total assets in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the “Subsidiary”). The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary. The fund invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

Underlying Fund: iPath® Bloomberg Commodity Index Total ReturnSM ETN
Issuer: The Barclays Bank Group
Investment Objective: Designed to provide exposure to the Bloomberg Commodity Index Total ReturnSM (“Index”).
Main Investments: The exchange-traded notes (“ETNs”) are unsecured debt obligations of the issuer with returns that are linked to the performance of the Index. The Index reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is a rolling index that is rebalanced annually.

Underlying Fund: iShares® 20+ Year Treasury Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.
Main Investments: The fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years. The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund’s total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have,
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in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P 500 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of large-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P 500® Index (“Index”), which measures the performance of the large-capitalization sector of the U.S. equity market as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
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Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P Small-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include consumer discretionary, financials, industrials, and information technology companies. The components of the Index and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core U.S. Aggregate Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of the total U.S. investment-grade bond market.
Main Investments: The fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”), which measures the performance of the total U.S. investment-grade bond market. Components of the Index primarily include mortgage-backed pass-through and treasury securities, and securities of industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally seeks to track the performance of the Index by investing approximately 90% of its assets in the bonds represented in the Index and in securities that provide substantially similar exposure to securities in the Index. The fund may invest the remainder of its assets in bonds not included in the Index, but which the investment adviser believes will help the fund track the Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track
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the investment results of the Index before fees and expenses of the fund. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The fund may enter into such contracts on a regular basis. The fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® iBoxx $ High Yield Corporate Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.
Main Investments: The fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (“Index”), which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States. The Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Index. Components of the Index primarily include consumer services companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. Bonds in the Index are selected from the universe of eligible bonds in the Markit IBoxx USD Corporate Bond Index using defined rules. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. From time to time when conditions warrant, however, the fund may invest at least 80% of its assets in the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
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Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI EAFE ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the United States and Canada.
Main Investments: The fund seeks to track the investment results of the MSCI EAFE® Index (“Index”), which has been developed by MSCI Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer staples, financials, and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI Emerging Markets ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization emerging market equities.
Main Investments: The fund seeks to track the investment results of the MSCI Emerging Markets Index (“Index”), which is designed to measure equity market performance in the global emerging markets. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer discretionary, financials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index but which the investment adviser believes will help the fund track the Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
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Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI Eurozone ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency.
Main Investments: The fund seeks to track the investment results of the MSCI EMU Index (“Index”), which consists of stocks from the following 10 developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer discretionary, financials and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 95% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not included in the Index, but which the investment adviser believes will help the fund track the Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before the fees and expenses of the fund. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Index (“Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 3000® Index, which measures the performance of the broad U.S. equity market, as determined by FTSE Russell. The Index includes issuers representing approximately 92% of the market capitalization of all publicly-traded U.S. equity securities. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. Components primarily include financials, information technology, and technology companies. The components of the Index, and the degree to which these components
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represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Growth Index (“Index”), which measures the performance of the large- and mid-capitalization growth sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid- capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 1000® Index issuers with higher I/B/E/S forecast medium-term growth and higher sales per share historical growth relative to all securities included in the Russell 1000® Index. Components primarily include consumer discretionary, healthcare, information technology, and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 Value ETF
Investment Adviser: BlackRock Fund Advisors
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Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Value Index (“Index”), which measures the performance of the large- and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid-capitalization sector of the U.S. equity market. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 3000® Index, which measures the performance of the U.S. equity market, as determined by FTSE Russell. The Index includes issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. Components primarily include financials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Growth Index (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by FTSE Russell. The Index measures the performance of equity securities of Russell 2000® Index issuers with higher price-to-book ratios and higher forecasted growth relative to all issuers included in the Russell 2000® Index. Components primarily include consumer discretionary, healthcare, information technology and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Value Index (“Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 2000® Index issuers with lower price-to-book ratios and lower forecasted growth relative to all issuers included in the Russell 2000® Index. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as securities not
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as determined by FTSE Russell. The Index is a float-adjusted, capitalization-weighted index of approximately 800 of the smallest issuers in the Russell 1000® Index. Components primarily include consumer discretionary, financials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Growth Index (“Index”), which measures the performance of the mid-capitalization growth sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index
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issuers with higher price-to-book ratios and higher forecasted growth relative to all securities included in the Russell Midcap® Index. Components primarily include consumer discretionary, financials, health care, information technology and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Value Index (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index issuers with lower price-to-book ratios and lower forecasted growth relative to all securities included in the Russell Midcap® Index. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

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Underlying Fund: iShares® S&P 500 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Growth IndexTM (“Index”), which measures the performance of the large-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLP. Components primarily include consumer discretionary, healthcare, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P 500 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Value IndexTM (“Index”), which measures the performance of the large-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
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Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Mid-Cap 400 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Growth IndexTM (“Index”), which measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics, as determined by Dow Jones Indices LLC. The Index consists of stocks from a broad range of industries. Components primarily include industrials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Mid-Cap 400 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Value IndexTM (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. The Index consists of stocks from a broad range of industries. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
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Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Small-Cap 600 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Growth IndexTM (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include financials, industrials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Small-Cap 600 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Value IndexTM (“Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include consumer discretionary, financials, and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included
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in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® TIPS Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of inflation-protected U.S. Treasury bonds.
Main Investments: The fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (“Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may also invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before the fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® U.S. Core Treasury Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of U.S. Treasury bonds.
Main Investments: The fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Index”), which measures the performance of the public obligations of the U.S. Treasury. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes
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will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund’s total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: PIMCO Active Bond Exchange-Traded Fund
Investment Adviser: Pacific Investment Management Company LLC
Investment Objective: Current income and long-term capital appreciation, consistent with prudent investment management.
Main Investments: The fund invests at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fund invests primarily in investment-grade debt securities, but may invest up to 30% of its total assets in high-yield securities rated B or higher by Moody's Investors Service, Inc., or equivalently rated by S&P Global Ratings or Fitch, Inc., or, if unrated, determined by the investment adviser to be of comparable quality. The fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the fund's prospectus or statement of additional information. The fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Underlying Fund: PowerShares Senior Loan Portfolio ETF
Investment Adviser: Invesco PowerShares Capital Management LLC
Sub-Adviser: Invesco Senior Secured Management, Inc.
Investment Objective: Investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (“Index”).
Main Investments: The fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in senior loans that comprise the Index. Banks and other lending institutions generally issue senior loans to corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions, including foreign countries. The fund generally will purchase loans from banks or other financial institutions through assignments or participations. The fund may acquire a direct interest in a loan from the agent or other lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The fund generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to
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fund redemption requests. The fund will invest in loans that are expected to be below investment-grade quality and to bear interest at a floating rate that periodically resets. The fund may acquire and retain loans of borrowers that have filed for bankruptcy protection. The fund does not purchase all of the securities in the Index but uses a “sampling” methodology.
Industry Concentration Policy: The fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.

Underlying Fund: Schwab U.S. TIPS ETFTM
Investment Adviser: Charles Schwab Investment Management, Inc.
Investment Objective: Track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series L) (“Index”).
Main Investments: The fund generally invests in securities that are included in the Index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in securities included in the Index. The fund will generally give the same weight to a given security as the Index does. Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its Index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the Index but the investment adviser anticipates will be added to the Index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash, cash equivalents and money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The investment adviser typically seeks to track the price and yield performance of the Index by replicating the Index. However, the investment adviser may use statistical sampling techniques if the investment adviser believes such use will best help the fund track its index or is otherwise in the nest interest of the fund. The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the Index.

Underlying Fund: SPDR® Bloomberg Barclays High Yield Bond ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.
Main Investments: Under normal market conditions, the fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. High Yield Very Liquid Index (“Index”) or in securities that the investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents, or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the investment adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows. The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds.” In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index. The fund is classified as a non-diversified fund.

Underlying Fund: SPDR® Boomberg Barclays TIPS ETF
Investment Adviser: SSGA Funds Management, Inc.
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Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the U.S. treasury market.
Main Investments: Under normal market conditions, the fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (“Index”) or in securities that the investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® Dow Jones International Real Estate ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM (“Index”) or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 400 Mid Cap Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P MidCap 400 Growth IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the mid-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 400 Mid Cap Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
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Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P MidCap 400 Value IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the mid-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 500® ETF Trust
Trustee: State Street Global Advisors Trust Company
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (“Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the portfolio substantially corresponding to the weight of such stock in the Index.

Underlying Fund: SPDR® S&P 500® Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500 Growth IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics. The Index has a significant portion comprised of companies in the technology, health care and consumer discretionary sectors, although this may change from time to time. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 500® Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500 Value IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the large-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap ETF
Investment Adviser: SSGA Funds Management, Inc.
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Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600® Index (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization segment of the U.S. equity market. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600 Growth IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600 Value IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P MidCap 400® ETF Trust
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P MidCap 400® Index (“Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the trust’s portfolio substantially corresponding to the weight of such stock in the Index. At any time, the trust’s portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings to the Index, the trust’s portfolio is adjusted from time to time to conform to periodic changes made in the Index. The trustee aggregates certain of these adjustments and makes changes to the trust’s portfolio at least monthly, or more frequently in the case of significant changes to the Index.
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Underlying Fund: TIAA-CREF Bond Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index without investing in all of the securities in the Index. At times the fund may purchase securities not held in the index, but which the investment adviser believes have similar investment characteristics to securities held in the Index. Generally, the fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. The securities purchased by the fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by the investment adviser using its own credit quality analysis. The fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses.

Underlying Fund: TIAA-CREF International Equity Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
Main Investments: The fund invests at least 80% of its assets in equity securities of its benchmark index (the MSCI EAFE® Index (“Index”)). The Index measures stock performance in certain countries outside North America. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track foreign equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses.

Underlying Fund: TIAA-CREF S&P 500 Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in equity securities of its benchmark index (the S&P 500® Index (“Index”)). The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization of the U.S. equity market. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated
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stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match the returns of the Index is negatively affected by the costs of buying and selling securities as well as the fund’s fees and other expenses.

Underlying Fund: Vanguard FTSE Europe ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Main Investments: The fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe All Cap Index (“Index”). The Index is a market-capitalization weighted index that is made up of approximately 1,223 common stocks of large-, mid-, and small-cap companies located in 16 European countries – mostly companies in the United Kingdom, France, Germany, and Switzerland. Other countries represented in the Index include Spain, the Netherlands, Sweden, Italy, Denmark, Belgium, Finland, and Norway.

Underlying Fund: Vanguard REIT ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly-traded equity REITs.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the MSCI U.S. REIT® Index (“Index”). The Index is composed of stocks of publicly traded equity real estate investment trusts (known as “REITs”). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard S&P 500 ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the S&P 500® Index (“Index”), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard Short-Term Bond ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index (“Index”). The Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund’s assets will be invested in bonds held in the Index.

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Underlying Fund: Vanguard Total Bond Market ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a broad, market-weighted bond index.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (“Index”). The Index represents a wide spectrum of public, investment-grade, taxable, fixed-income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund's assets will be invested in bonds held in the Index.

Underlying Fund: WisdomTree Europe Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Sub-Adviser: Mellon Capital Management Corporation
Investment Objective: Track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (“Index”).
Main Investments: Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. The Index consists of those dividend-paying companies within the WisdomTree International Equity Index which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that are organized and domiciled under the laws of a European country, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. Forward currency contracts or futures contracts are used to offset the fund’s exposure to the euro. The fund generally uses a representative sampling strategy to achieve its investment object, meaning it generally will invest in a sample of the securities in the Index whose, risk, return and other characteristics of the Index as a whole. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Industry Concentration Policy: To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.

Underlying Fund: WisdomTree Japan Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Sub-Adviser: Mellon Capital Management Corporation
Investment Objective: Track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (“Index”). The fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.
Main Investments: Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations
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of the Japanese yen relative to the U.S. Dollar. The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The fund intends to enter into forward currency contracts or futures contracts designed to offset the fund’s exposure to the Japanese yen. The fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Industry Concentration Policy: To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.
MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY TO THE UNDERLYING FUNDS
The following are principal risks that apply to the Underlying Funds:
Borrowing: Borrowing creates leverage, which may increase expenses and increase the impact of an Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in an Underlying Fund’s net asset value causing an Underlying Fund to be more volatile than a fund that does not borrow. Borrowing for investment purposes is considered to be speculative and may result in losses to an Underlying Fund.
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact an Underlying Fund’s performance and ability to achieve its investment objective.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of an Underlying Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for an Underlying Fund to sell them at a desirable price or at the price at which it is carrying them. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.
Concentration (Index): To the extent that an Underlying Fund’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, an Underlying Fund will allocate its investments to approximately the same extent as the index. As a result, an Underlying Fund may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on an Underlying Fund, and if securities of a particular industry or group of industries as a group fall out of favor, an Underlying Fund could underperform, or be more volatile than, funds that have greater industry diversification.
Concentration: As a result of an Underlying Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry or group of industries, an Underlying Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on an Underlying Fund, and if securities of the particular industry or group of industries as a group fall out of favor, an Underlying Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.
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•	Real Estate Industry: Issuers principally engaged in real estate, including real estate investment trusts may be subject to risks similar to the risks associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money; such events may also have the effect of reducing an Underlying Fund's distributable income. There is a risk that an Underlying Fund may convert a convertible security at an inopportune time, which may decrease Underlying Fund returns.
Credit (Loans): The value of an Underlying Fund’s shares and an Underlying Fund’s ability to pay dividends is dependent upon the performance of the assets in its portfolio. Prices of an Underlying Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal.
An Underlying Fund generally invests in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the manager believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal an Underlying Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to an Underlying Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, an Underlying Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing an Underlying Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which an Underlying Fund has invested, may not satisfy the borrower’s obligation to an Underlying Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.
In the event of the bankruptcy of a borrower or issuer, an Underlying Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating an Underlying Fund’s rights to the collateral.
The loans in which an Underlying Fund invests are generally rated lower than investment-grade credit quality, i.e., rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”), or have been made to borrowers who have issued debt instruments that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. An Underlying Fund’s investments in lower than investment-grade loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality.
Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk. Investment decisions are based largely on the credit analysis performed
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by the manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. In addition, many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
Demand for Loans: An increase in demand for loans may benefit an Underlying Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to an Underlying Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in an Underlying Fund’s portfolio, which could cause an Underlying Fund’s net asset value to decline and reduce the liquidity of an Underlying Fund’s loan holdings.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, an Underlying Fund’s ability to execute its investment strategy may be limited.
Equity Securities Incidental to Investments in Loans: Investments in equity securities incidental to investment in loans entail certain risks in addition to those associated with investments in loans. The value of such equity securities may change more rapidly, and to a greater extent, than fixed-income debt instruments issued by the same issuer in response to company-specific developments and general market conditions. An Underlying Fund’s holdings of equity securities may increase fluctuations in an Underlying Fund’s net asset value. An Underlying Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, an Underlying Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Focused Investing: To the extent that an Underlying Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. An Underlying Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which an Underlying Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause an Underlying Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.
•	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
Focused Investing: To the extent that an Underlying Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, an Underlying Fund will allocate its investments to approximately the same extent as the index. As a result, an Underlying Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which an Underlying Fund focuses its investments will have a greater effect on an Underlying Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor an Underlying Fund could underperform, or be more volatile than, funds that have greater diversification.
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•	Industrials Sector: The industrials sector includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
Foreign Investments for Floating Rate Loans: To the extent an Underlying Fund invests in debt instruments of borrowers in markets outside the United States, its share price may be more volatile than if it invested in debt instruments of borrowers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making loans less liquid and loan prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about borrowers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent an Underlying Fund seeks to track the index’s performance, an Underlying Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Initial Public Offerings: Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that the IPOs in which an Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on an Underlying Fund’s return will be magnified. If an Underlying Fund’s assets grow, it is likely that the effect of an Underlying Fund’s investment in IPOs on an Underlying Fund’s return will decline.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate for Floating Rate Loans: Changes in short-term market interest rates will directly affect the yield on the shares of an Underlying Fund whose investments are normally invested in floating rate loans. If short-term market interest rates fall, the yield on an Underlying Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in an Underlying Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on a fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such
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loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that changes in market rates of interest are reflected not in a change to a base rate such as LIBOR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which an Underlying Fund invests, the net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models. Underlying Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Errors in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for an Underlying Fund.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, an Underlying Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect an Underlying Fund’s performance.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified” and could underperform compared to such funds. Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.
Limited Secondary Market for Floating Rate Loans: Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Furthermore, transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result an Underlying Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time which may affect an Underlying Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
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Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans will be relatively illiquid.
In addition, the floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede an Underlying Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained.
These considerations may cause an Underlying Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause an Underlying Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. An Underlying Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global financial crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leveraged Loan Index declined by 32% (which included a decline of 3.06% on a single day).
Declines in net asset value or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause an Underlying Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of an Underlying Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause an Underlying Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving an Underlying Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, an Underlying Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that an Underlying Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
Liquidity for Floating Rate Loans: If a loan is illiquid, an Underlying Fund might be unable to sell the loan at a time when the manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid loans, exposing an Underlying Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by an Underlying Fund. The risks associated with illiquid securities may be greater in times of financial stress. An Underlying Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to an Underlying Fund.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Money Market Regulatory: Changes in government regulations may adversely affect the value of a security held by an Underlying Fund. In addition, the SEC has adopted amendments to money market fund regulation, which permit an Underlying Fund to impose discretionary or default liquidity fees or temporary suspensions of redemption due to declines in an Underlying Fund’s weekly liquid assets. As of the date of this Prospectus, the Board has elected not to subject an Underlying Fund to such liquidity fees or temporary suspensions of redemptions. These changes may result in reduced yields for money market funds, including an Underlying Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of an Underlying Fund.
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Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
Municipal Obligations: The municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that the issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt. Municipal revenue obligations may be backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal securities market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements for tax-exempt status, interest from the security may become taxable and the security could decline in value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, an Underlying Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates. Loans typically do not have call protection and may be prepaid partially or in full at any time without penalty.
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, an Underlying Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or an Underlying Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if an Underlying Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933, as amended, are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount
115

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing an Underlying Fund to be more volatile. The use of leverage may increase expenses and increase the impact of an Underlying Fund’s other risks.
An Underlying Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, an Underlying Fund will be protected to the extent an Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. An Underlying Fund is protected by its securities lending agent, which has agreed to indemnify an Underlying Fund from losses resulting from borrower default.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
Valuation of Loans: An Underlying Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing an Underlying Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by an Underlying Fund. Reliable market
116

KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

value quotations may not be readily available for some loans and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If an Underlying Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit an Underlying Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if an Underlying Fund itself does not own a relatively large portion of a particular loan, an Underlying Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by an Underlying Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by an Underlying Fund.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing an Underlying Fund to be more volatile. The use of leverage may increase expenses and increase the impact of an Underlying Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Zero-Coupon Bonds and Pay-in-Kind Securities: Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price due to market interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency resulting in a loss.
117

PORTFOLIO HOLDINGS INFORMATION

A description of each Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
118

MANAGEMENT OF THE FUNDS

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to each Fund. Voya Investments has overall responsibility for the management of each Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of June 30, 2017, Voya Investments managed approximately $88.2 billion in assets.
Management Fee
The Adviser receives an annual fee for its services to each Fund. The fee is payable in monthly installments based on the average daily net assets of each Fund.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets.
Management Fees
Voya Target In-Retirement Fund	0.21%
Voya Target Retirement 2020 Fund	0.21%
Voya Target Retirement 2025 Fund	0.19%
Voya Target Retirement 2030 Fund	0.22%
Voya Target Retirement 2035 Fund	0.22%
Voya Target Retirement 2040 Fund	0.22%
Voya Target Retirement 2045 Fund	0.23%
Voya Target Retirement 2050 Fund	0.23%
Voya Target Retirement 2055 Fund	0.23%
Voya Target Retirement 2060 Fund	0.23%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Funds' unaudited semi-annual shareholder report dated November 30, 2016.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of each Fund's portfolio. The sub-adviser is an affiliate of the Adviser.
The Adviser acts as a “manager-of-managers” for each Fund. The Adviser has ultimate responsibility, subject to the oversight of each Fund’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Each Fund and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of each Fund the responsibility for asset allocation amongst the underlying funds, subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Fund’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if the Fund is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.
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MANAGEMENT OF THE FUNDS (continued)

In the event that the Adviser exercises its discretion to replace a sub-adviser or add a new sub-adviser, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Fund and a change to the investment strategies of the Fund.
Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, the Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by each Fund’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Fund.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Fund’s shareholders.
Voya Investment Management Co. LLC
Voya Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2017, Voya IM managed approximately $92 billion in assets.
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund.
Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.
Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM's Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.
Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM's Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in each Fund.
The Distributor
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
Each Fund has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to each Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each Fund. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.
120

CLASS OF SHARES

Choosing a Share Class
When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of a Fund; (2) the amount of your investment; and (3) the expenses you will pay for the class. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.
The table below summarizes features of the class of shares available through this Prospectus.
Class R6
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size*	$1,000,000/$1,000,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
* The minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. Please refer to the section of this Prospectus entitled “How to Buy Shares” for further details.
Please refer to the minimum investments table on page 125 for additional information.
121

HOW SHARES ARE PRICED

Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the
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HOW SHARES ARE PRICED (continued)

principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
123

HOW TO BUY SHARES

Customer Identification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: a Fund, the Distributor, or a third-party selling you a Fund, must obtain the following information for each person that opens an account:
•	Name;
•	Date of birth (for individuals);
•	Physical residential address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits a Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.
If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.
Each Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Each Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.
Each Fund reserves the right to suspend the offering of shares.
Class R6 Shares
Class R6 shares may be purchased without a sales charge. Class R6 shares are offered to the following investors, provided that these investors do not require a Fund or an affiliate of a Fund (including the Adviser and any affiliate of the Adviser) to make, and a Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares: (1) qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held on the books of each Fund through omnibus accounts (either at the plan level or the level of the plan administrator); (2) non-qualified deferred compensation plans; (3) other registered investment companies; and (4) other institutional investors (including, for example, endowment funds and foundations) that: (a) meet a $1 million minimum initial investment requirement and (b) hold interests in a Fund through a single plan level account held directly through the Fund and not traded through an intermediary. Such availability will be subject to management's determination of the appropriateness of investment in Class R6 shares.
Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans. Class R6 shares also are not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.
In addition to the above investors, certain existing Class I shareholders of each Fund may exchange all of its Class I shares for Class R6 shares of the Fund within one year after the commencement of operations of Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require the Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Adviser and any affiliate of the Adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within a Fund are subject to the discretion of the Distributor to permit or reject such exchanges.
124

HOW TO BUY SHARES (continued)

Make your investment using the purchase minimum guidelines in the following table.
Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Certain institutional accounts	R6	$1,000,000	No minimum
Certain retirement plans	R6	None	No minimum
Non-qualified deferred compensation plan	R6	None	No minimum
Certain omnibus accounts	N/A	N/A	N/A
Pre-Authorized Investment Plan	N/A	N/A	N/A
The minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans.
Make your investment using the methods outlined in the following table. Investors wishing to purchase Class R6 shares should contact their plan administrator. Please refer to the plan document for information regarding buying and selling shares.
Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.
By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please indicate your financial intermediary on the New Account Application.	Fill out the Account Additions form at the bottom of your account statement and mail it along with your check payable to Voya Investment Management to the address on the account statement. Please write your account number on the check.
By Wire	Call Shareholder Services at 1-800-992-0180 to obtain an account number and indicate your financial intermediary on the account.
Instruct your bank to wire funds to the Fund in the care of:
Bank of New York Mellon
ABA # 011001234
credit to: BNY Mellon Investment Servicing (US) Inc. as Agent for Voya mutual funds
A/C #0000733938; for further credit to Shareholder A/C #
(A/C # you received over the telephone)
Shareholder Name:
       (Your Name Here)
After wiring funds you must complete the Account Application and send it to:
Voya Investment Management
P.O. Box 9772
Providence, RI
	02940-9772	Wire the funds in the same manner described under “Opening an Account.”
125

HOW TO BUY SHARES (continued)

Execution of Purchase Orders
Purchase orders are executed at the next NAV determined after the order is received in proper form by BNY Mellon Investment Servicing (US) Inc. (“Transfer Agent”) or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the federal funds wire has been received. If you are opening a new account and you purchase by wire, you must submit an application form prior to Market Close. If an order or payment by wire is received after Market Close, your order will not be executed until the next NAV is determined. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
126

HOW TO SELL SHARES

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, a Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.
If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.
Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary	You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.
By Mail	Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
Voya Investment Management
P.O. Box 9772
Providence, RI 02940-9772
If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.
By Telephone - Expedited Redemption	You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at 1-800-992-0180.
Receiving Proceeds By Check:
You may have redemption proceeds (up to a maximum of $10,000,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.
Receiving Proceeds By Wire:
You may have redemption proceeds (up to a maximum of $10,000,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the Business Day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.
Execution of Sale Requests
Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
Payments
Normally, payment for shares redeemed will typically be made within one business day after receipt by the Transfer Agent of a request in good order. Each Fund can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected,
127

HOW TO SELL SHARES (continued)

the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.
A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.
Each Fund normally intends to pay redemption requests in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. In unusual circumstances, as determined by the Adviser (such as stressed market conditions), a Fund may make payment of redemption requests wholly or partly using securities held by the Fund with a current market value equal to the portion of the redemption price being paid in kind. In such a case, a Fund could elect to make payment in securities for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. A shareholder may incur brokerage costs in converting such securities to cash.
Telephone Orders
Neither a Fund nor the Transfer Agent will be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Each Fund and the Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If a Fund or the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.
Small Accounts
Due to the relatively high cost of handling small investments, a Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than a Fund's minimum. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
128

HOW TO EXCHANGE SHARES

Exchanges Between Voya Mutual Funds
You may exchange shares of a Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders® Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange.
Exchanges Between Classes of a Fund
Certain existing Class I shareholders of each Fund may exchange their Class I shares for Class R6 shares of the Fund within one year after the commencement of operations of Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Adviser and any affiliate of the Adviser) of the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.
All exchanges within a Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares within a Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local, and non-U.S. tax consequences of an exchange between classes of shares within a Fund.
Exchanges between classes of shares within a Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.
Additional Information About Exchanges
Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.
An exchange of shares of a Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.
If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.
In addition to each Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.
You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. Each Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.
129

FREQUENT TRADING - MARKET TIMING

Each Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of a Fund. Each Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. A Fund will not be liable for any loss resulting from rejected orders or other actions as described above.
Each Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Because some Underlying Funds invest in foreign securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of each Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, each Fund prohibits frequent trading. Each Fund has defined frequent trading as follows:
•	Any shareholder or financial adviser initiated exchanges among all their accounts with a Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;
•	Trading deemed harmful or excessive by a Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and
•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.
The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Transfers associated with systematic purchases or redemptions;
•	Purchases and sales of funds that affirmatively permit short-term trading;
•	Rebalancing to facilitate fund-of-fund arrangements or a Fund's systematic exchange privileges;
•	Purchases or sales initiated by Voya mutual funds; and
•	Transactions subject to the trading policy of an intermediary that a Fund deems materially similar to the Fund's policy.
130

FREQUENT TRADING - MARKET TIMING (continued)

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.
If a violation of the policy is identified, the following action will be taken:
•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.
•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.
•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.
On the next Business Day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.
Each Fund reserves the right to modify this policy at any time without prior notice.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in a Fund will occur. Moreover, in enforcing such restrictions, a Fund is often required to make decisions that are inherently subjective. Each Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in a Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of a Fund. There is no assurance that the Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
In some cases, a Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where a Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, a Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.
131

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. No dealer compensation is paid from the sale of Class R6 shares of a Fund. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries/broker-dealers for assisting the Distributor in promoting the sales of a Fund's shares. In addition, neither a Fund nor its affiliates make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares.
132

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.
From time to time a portion of a Fund’s distributions may constitute a return of capital. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution.
Dividend Reinvestment
Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of a Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.
Taxes
The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting each Fund and its shareholders. The following assumes that each Fund's shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in a Fund with your tax advisor.
Each Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although a Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.
Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.
Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by a Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.
Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, that entity will provide this information to you.
Each Fund intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.
133

DIVIDENDS, DISTRIBUTIONS, AND TAXES (continued)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Each Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.
Shareholders that invest in a Fund through a tax advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.
Because most of each Fund's investments are shares of Underlying Funds, the tax treatment of a Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either a Fund invested directly in the types of securities held by the Underlying Funds or a Fund shareholders invested directly in the Underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
Foreign shareholders invested in a Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, a Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.
Foreign Income Taxes. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.
Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through a Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.
Please see the SAI for further information regarding tax matters.
134

ACCOUNT POLICIES

Account Access
Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you will be able to access your account information over the Internet at www.voyainvestments.com or via a touch tone telephone by calling 1-800-992-0180. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above.
Privacy Policy
Each Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the Internet at www.voyainvestments.com, or see the privacy promise that accompanies any Prospectus obtained by mail.
Householding
To reduce expenses, we may mail only one copy of a Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Shareholder Services Representative at 1-800-992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.
135

INDEX DESCRIPTIONS

The S&P Target Date 2020 Index seeks to represent the market consensus for asset allocations which target an approximate 2020 retirement horizon.
The S&P Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.
The S&P Target Date 2030 Index seeks to represent the market consensus for asset allocations which target an approximate 2030 retirement horizon.
The S&P Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.
The S&P Target Date 2040 Index seeks to represent the market consensus for asset allocations which target an approximate 2040 retirement horizon.
The S&P Target Date 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.
The S&P Target Date 2050 Index seeks to represent the market consensus for asset allocations which target an approximate 2050 retirement horizon.
The S&P Target Date 2055 Index seeks to represent the market consensus for asset allocations which target an approximate 2055 retirement horizon.
The S&P Target Date 2060+ Index seeks to represent the market consensus for asset allocations which target an approximate 2060 retirement horizon.
The S&P Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.
136

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the tables represent the rate of return that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.
137

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Target In-Retirement Fund
Class R6
05-31-17	10.47	0.25•	0.46	0.71	0.17	0.05	—	0.22	—	10.96	6.85	4.28	0.24	0.24	2.34	1,664	74
12-21-15(5) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44
Voya Target Retirement 2020 Fund
Class R6
05-31-17	10.76	0.26•	0.74	1.00	0.15	0.02	—	0.17	—	11.59	9.35	3.44	0.19	0.19	2.33	2,564	105
12-21-15(5) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class R6
05-31-17	10.80	0.26•	0.93	1.19	0.17	0.04	—	0.21	—	11.78	11.23	3.63	0.12	0.12	2.28	2,885	76
12-21-15(5) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class R6
05-31-17	10.82	0.23•	1.12	1.35	0.18	0.09	—	0.27	—	11.90	12.65	3.40	0.15	0.15	2.07	3,552	68
12-21-15(5) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
Voya Target Retirement 2035 Fund
Class R6
05-31-17	10.70	0.26•	1.23	1.49	0.17	0.02	—	0.19	—	12.00	14.12	3.78	0.12	0.12	2.28	2,354	66
12-21-15(5) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class R6
05-31-17	10.78	0.19	1.40	1.59	0.20	0.03	—	0.23	—	12.14	14.91	5.84	0.12	0.12	1.69	973	43
12-21-15(5) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class R6
05-31-17	10.88	0.19•	1.43	1.62	0.18	0.05	—	0.23	—	12.27	15.09	4.92	0.12	0.12	1.67	1,559	48
12-21-15(5) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class R6
05-31-17	10.87	0.18	1.44	1.62	0.19	0.03	—	0.22	—	12.27	15.11	5.85	0.11	0.11	1.61	891	45
12-21-15(5) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
See Accompanying Notes to Financial Highlights
138

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Target Retirement 2055 Fund
Class R6
05-31-17	10.87	0.16•	1.50	1.66	0.19	0.02	—	0.21	—	12.32	15.38	5.80	0.12	0.12	1.40	1,059	44
12-21-15(5) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class R6
05-31-17	10.25	0.15	1.42	1.57	0.17	0.01	—	0.18	—	11.64	15.40	7.56	0.12	0.12	1.47	748	36
12-21-15(5) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17
See Accompanying Notes to Financial Highlights
139

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
140

TO OBTAIN MORE INFORMATION
You will find more information about the Funds in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Funds' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Funds' performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Funds. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Fund information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at: www.sec.gov.
When contacting the SEC, you will want to refer to the Funds' SEC file number. The file number is as follows:
Voya Separate Portfolios Trust	811-22025
Voya Target In-Retirement Fund Voya Target Retirement 2020 Fund Voya Target Retirement 2025 Fund Voya Target Retirement 2030 Fund Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund Voya Target Retirement 2045 Fund Voya Target Retirement 2050 Fund Voya Target Retirement 2055 Fund Voya Target Retirement 2060 Fund

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175972	(0917-092917)

Prospectus
September 29, 2017
•	Voya Target In-Retirement Fund
Class/Ticker: T/VTTJX
•	Voya Target Retirement 2020 Fund
Class/Ticker: T/VTTKX
•	Voya Target Retirement 2025 Fund
Class/Ticker: T/VTTLX
•	Voya Target Retirement 2030 Fund
Class/Ticker: T/VTTMX
•	Voya Target Retirement 2035 Fund
Class/Ticker: T/VTTNX
•	Voya Target Retirement 2040 Fund
Class/Ticker: T/VTTOX
•	Voya Target Retirement 2045 Fund
Class/Ticker: T/VTTPX
•	Voya Target Retirement 2050 Fund
Class/Ticker: T/VTTQX
•	Voya Target Retirement 2055 Fund
Class/Ticker: T/VTTTX
•	Voya Target Retirement 2060 Fund
Class/Ticker: T/VTTUX

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
E-Delivery Sign-up – details on back cover

Table of ContentsPrivacy Policy	134
Householding	134
INDEX DESCRIPTIONS	135
FINANCIAL HIGHLIGHTS	136
ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS	139
TO OBTAIN MORE INFORMATION	Back Cover

Voya Target In-Retirement Fund
Investment Objective
The Fund seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	4.30%
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses[3]	5.16%
Waivers and Reimbursements[4]	(4.21)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,390	2,432	5,022
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire soon or are already retired. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is: 35% in equity securities and 65% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

1
Voya Target In-Retirement Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Voya Target In-Retirement Fund
2

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the
3
Voya Target In-Retirement Fund

inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they
Voya Target In-Retirement Fund
4

generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 3.27% and Worst quarter: 3rd 2015, -2.52%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 4.58%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	4.96	N/A	N/A	4.67	12/20/12
After tax on distributions	%	4.20	N/A	N/A	3.38
After tax on distributions with sale	%	2.96	N/A	N/A	3.11
S&P Target Date Retirement Income Index[1,2]	%	5.01	N/A	N/A	3.89
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
5
Voya Target In-Retirement Fund

Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target In-Retirement Fund
6

Voya Target Retirement 2020 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2020. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	3.74%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses[3]	4.66%
Waivers and Reimbursements[4]	(3.71)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,293	2,248	4,665
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2020. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 45% in equity securities and 55% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

7
Voya Target Retirement 2020 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2020 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2020, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2020 Fund
8

issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
9
Voya Target Retirement 2020 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2020 Fund
10

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 1st 2013, 4.73% and Worst quarter: 3rd 2015, -4.19%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 6.03%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	5.86	N/A	N/A	6.15	12/20/12
After tax on distributions	%	5.35	N/A	N/A	4.92
After tax on distributions with sale	%	3.49	N/A	N/A	4.42
S&P Target Date 2020 Index[1,2]	%	7.22	N/A	N/A	6.58
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
11
Voya Target Retirement 2020 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target Retirement 2020 Fund
12

Voya Target Retirement 2025 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	3.51%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	4.47%
Waivers and Reimbursements[4]	(3.52)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,256	2,178	4,524
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2025. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 57% in equity securities and 43% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

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Voya Target Retirement 2025 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2025 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2025, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2025 Fund
14

issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
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Voya Target Retirement 2025 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2025 Fund
16

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 5.61% and Worst quarter: 3rd 2015, -5.25%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 7.44%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	6.25	N/A	N/A	6.69	12/20/12
After tax on distributions	%	5.58	N/A	N/A	5.27
After tax on distributions with sale	%	3.73	N/A	N/A	4.74
S&P Target Date 2025 Index[1,2]	%	7.82	N/A	N/A	7.19
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
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Voya Target Retirement 2025 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target Retirement 2025 Fund
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Voya Target Retirement 2030 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	3.25%
Acquired Fund Fees and Expenses	0.50%
Total Annual Fund Operating Expenses[3]	4.22%
Waivers and Reimbursements[4]	(3.27)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,207	2,084	4,335
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2030. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 68% in equity securities and 32% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

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Voya Target Retirement 2030 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2030 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2030, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2030 Fund
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issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
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Voya Target Retirement 2030 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 6.18% and Worst quarter: 3rd 2015, -6.03%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 8.13%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	6.81	N/A	N/A	7.50	12/20/12
After tax on distributions	%	5.99	N/A	N/A	5.90
After tax on distributions with sale	%	4.10	N/A	N/A	5.35
S&P Target Date 2030 Index[1,2]	%	8.35	N/A	N/A	7.79
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
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Voya Target Retirement 2030 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Voya Target Retirement 2035 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	3.61%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	4.60%
Waivers and Reimbursements[4]	(3.65)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,282	2,226	4,621
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2035. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 77% in equity securities and 23% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

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Voya Target Retirement 2035 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2035 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2035, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2035 Fund
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issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
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is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 6.62% and Worst quarter: 3rd 2015, -7.23%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 8.94%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	7.15	N/A	N/A	7.66	12/20/12
After tax on distributions	%	6.62	N/A	N/A	6.07
After tax on distributions with sale	%	4.31	N/A	N/A	5.52
S&P Target Date 2035 Index[1,2]	%	8.85	N/A	N/A	8.29
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Voya Target Retirement 2040 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	5.65%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	6.64%
Waivers and Reimbursements[4]	(5.69)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,670	2,952	5,978
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2040. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 85% in equity securities and 15% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

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Voya Target Retirement 2040 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2040 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2040, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
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issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
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Voya Target Retirement 2040 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.02% and Worst quarter: 3rd 2015, -7.61%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.40%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	7.46	N/A	N/A	8.28	12/20/12
After tax on distributions	%	6.77	N/A	N/A	6.58
After tax on distributions with sale	%	4.43	N/A	N/A	5.99
S&P Target Date 2040 Index[1,2]	%	9.23	N/A	N/A	8.64
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
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Voya Target Retirement 2040 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Voya Target Retirement 2045 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	4.74%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	5.74%
Waivers and Reimbursements[4]	(4.79)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,501	2,640	5,414
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2045. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 91% in equity securities and 9% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

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Voya Target Retirement 2045 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2045 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2045, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2045 Fund
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issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
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Voya Target Retirement 2045 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2045 Fund
40

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.35% and Worst quarter: 3rd 2015, -7.81%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.68%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	7.44	N/A	N/A	8.49	12/20/12
After tax on distributions	%	6.84	N/A	N/A	6.82
After tax on distributions with sale	%	4.53	N/A	N/A	6.19
S&P Target Date 2045 Index[1,2]	%	9.54	N/A	N/A	8.91
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
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Voya Target Retirement 2045 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target Retirement 2045 Fund
42

Voya Target Retirement 2050 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	5.72%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	6.73%
Waivers and Reimbursements[4]	(5.78)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,686	2,982	6,031
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2050. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

43
Voya Target Retirement 2050 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2050 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2050, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2050 Fund
44

issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
45
Voya Target Retirement 2050 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2050 Fund
46

fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.39% and Worst quarter: 3rd 2015, -7.82%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.68%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	7.47	N/A	N/A	8.49	12/20/12
After tax on distributions	%	6.92	N/A	N/A	6.84
After tax on distributions with sale	%	4.56	N/A	N/A	6.21
S&P Target Date 2050 Index[1,2]	%	9.74	N/A	N/A	9.18
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
47
Voya Target Retirement 2050 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target Retirement 2050 Fund
48

Voya Target Retirement 2055 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[2]	5.65%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	6.65%
Waivers and Reimbursements[4]	(5.70)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Expense information has been restated to reflect current contractual rates.
2	Other Expenses are based on estimated amounts for the current fiscal year.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares, through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,672	2,955	5,984
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2055. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

49
Voya Target Retirement 2055 Fund

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2055 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2055, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target
In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or
Voya Target Retirement 2055 Fund
50

issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments
51
Voya Target Retirement 2055 Fund

is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial
Voya Target Retirement 2055 Fund
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fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's Class I shares' performance from year to year, and the table compares the Fund's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and Class I shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be lower than Class I shares' performance because of the lower expenses paid by Class I shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class I
(as of December 31 of each year)

Best quarter: 4th 2013, 7.44% and Worst quarter: 3rd 2015, -7.99%
The Fund's Class I shares' year-to-date total return as of June 30, 2017: 9.83%
Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class I before taxes	%	7.37	N/A	N/A	8.53	12/20/12
After tax on distributions	%	6.90	N/A	N/A	6.88
After tax on distributions with sale	%	4.51	N/A	N/A	6.24
S&P Target Date 2055 Index[1,2]	%	9.94	N/A	N/A	9.37
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
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Voya Target Retirement 2055 Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Voya Target Retirement 2055 Fund
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Voya Target Retirement 2060 Fund
Investment Objective
Until the day prior to its Target Date (defined below), the Fund seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Fund's investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 122) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 111).
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price imposed on purchases	Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
T	2.50	None
Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	T
Management Fees	0.23%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses[1]	7.35%
Acquired Fund Fees and Expenses[2]	0.52%
Total Annual Fund Operating Expenses	8.35%
Waivers and Reimbursements[3]	(7.40)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.95%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	Total Annual Fund Operating Expenses may be higher that the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3	The adviser is contractually obligated to limit expenses to 0.95% for Class T shares through October 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of these obligations requires approval by the Fund’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	Sold or Held	$345	1,982	3,512	6,911
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.
During the most recent fiscal period, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2060. The Fund's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is as follows: 95% in equity securities and 5% in debt instruments. As this is the Target Allocation, the actual allocation of the Fund's assets may deviate from the percentages shown.
The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Fund may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative

55
Voya Target Retirement 2060 Fund

to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.
The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.
Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.
Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international (including emerging markets) intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds; ” floating rate loans; and Treasury inflation protected securities.
The Fund may invest in exchange-traded notes.
The Fund may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash.
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
The Fund is structured and managed around a specific target retirement or financial goal date of 2060 (“Target Date”). The Target Date is the approximate year that an investor in the Fund would plan to make withdrawals from the Fund for retirement or other financial goals. The chart below shows the glide path and illustrates how the equity securities and debt instruments allocations will change over time. Generally, the Fund's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Fund approaches the Target Date. As the Fund approaches its Target Date in 2060, the Fund's Target Allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
As the Fund's Target Allocation migrates toward that of Voya Target In-Retirement Fund by the Target Date, it is anticipated that the Fund would be merged with and into the Voya Target In-Retirement Fund. The Voya Target In-Retirement Fund is for those investors who are retired, nearing retirement or in need of making withdrawals from their portfolio soon.
In summary, the Fund is designed for an investor who plans to withdraw the value of the investor's investments in the Fund gradually on or after the Target Date. The mix of investments in the Fund's Target Allocation will change over time and seek to reduce investment risk as the Fund approaches its Target Date.
The Fund will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.
Principal Risks
You could lose money on an investment in the Fund, even near, at, or after the Target Date. There is no guarantee that the Fund will provide adequate income at and through your retirement or for any of your financial goals. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. The Fund is subject to the following principal risks (either directly or through investments in one or more Underlying Funds). Any of these risks, among others, could affect the Fund's or an Underlying Fund's performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and
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unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by the Fund through another financial institution, or the Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect the Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and
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Voya Target Retirement 2060 Fund

emerging markets than in developed markets.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for
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their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. A particular risk of the Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following information is intended to help you understand the risks of investing in the Fund. Because Class T shares of the Fund had not commenced operations as of the calendar year ended December 31, 2016, the following bar chart shows the changes in the Fund's A shares' performance from year to year, and the table compares the Fund's A shares' performance to the performance of a broad-based securities market index/indices for the same period. Class T shares and A shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class T shares' performance would be different from A shares' performance due principally to the higher maximum sales charge paid by A shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A
(as of December 31 of each year)

Best quarter: 3rd 2016, 4.59% and Worst quarter: 1st 2016, -0.10%
The Fund's Class A shares' year-to-date total return as of June 30, 2017: 9.66%
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Voya Target Retirement 2060 Fund

Average Annual Total Returns %
(for the periods ended December 31, 2016)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	1.08	N/A	N/A	1.91	12/21/15
After tax on distributions	%	0.74	N/A	N/A	1.52
After tax on distributions with sale	%	0.86	N/A	N/A	1.41
S&P Target Date 2060+ Index[1,2]	%	10.08	N/A	N/A	10.80
1	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
2	On June 1, 2017, S&P Dow Jones Indices, a third-party index provider, made construction and methodology changes to the index used by the Fund. Performance for the index for periods prior to June 1, 2017 has been recalculated by the index provider based on the new construction and methodology.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.  After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 10/15)
Paul Zemsky, CFA Portfolio Manager (since 10/15)
Purchase and Sale of Fund Shares
Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange opens for regular trading). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary.
Minimum Initial Investment $ by share class

Class	T
Non-retirement accounts	$1,000
Retirement accounts	$250
Certain omnibus accounts	$250
Pre-Authorized Investment Plan	$1,000
There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100.
Tax Information
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax advantaged arrangement, such as a 401(k) plan or an IRA. If you are investing through a tax advantaged arrangement, you may be taxed upon withdrawals from that arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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KEY FUND INFORMATION

This Prospectus contains information about each Fund and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
Each Fund's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from each Fund.
Neither this Prospectus, nor the related SAI, nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or give rise to an agreement or contract between Voya Separate Portfolios Trust, the Trustees, or each Fund and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of a Fund. You should be aware that each Fund is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of each Fund can be expected to vary from those of other Voya mutual funds.
Each Fund is a series of Voya Separate Portfolios Trust (“Trust”), a Delaware statutory trust. Each Fund is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Fund shares may be classified into different classes of shares. The classes of shares of a Fund would be identical except for different expenses, certain related rights, and certain shareholder services. All share classes of a Fund have a common investment objective and investment portfolio. This Prospectus only offers the class of shares listed on the cover of this Prospectus. Additional share classes of a Fund may be offered through a different prospectus.
Conflicts of Interest
The Adviser and Sub-Adviser have the authority to select and substitute Underlying Funds. In making decisions on the allocation of the assets among the Underlying Funds, the Adviser and Sub-Adviser are subject to several conflicts of interest. First, the Adviser and Sub-Adviser may be subject to potential conflicts of interest in selecting affiliated Underlying Funds because the fees paid to them by some affiliated Underlying Funds are higher than fees paid by other affiliated Underlying Funds.
Second, the Adviser and Sub-Adviser may be subject to conflicts of interest because they serve as the Adviser and Sub-Adviser to each Fund and to one or more of the Underlying Funds. These conflicts could arise because the Adviser and Sub-Adviser or their affiliates earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers or expense subsidies) on some of the affiliated Underlying Funds than other affiliated Underlying Funds. For example, where the Underlying Funds have a sub-adviser that is affiliated with the Adviser or Sub-Adviser, the entire advisory fee is retained by a Voya company. Even where the net advisory fee is not higher for Underlying Funds sub-advised by an affiliate of the Adviser or Sub-Adviser, the Adviser and Sub-Adviser may have an incentive to prefer affiliated sub-advisers for other reasons, such as increasing assets under management or supporting new investment strategies, which in turn would lead to increased income to Voya.
Additionally, the Adviser and Sub-Adviser may be subject to conflicts of interest when they do not serve as the Adviser or Sub-Adviser to the unaffiliated Underlying Funds. They may have an incentive to prefer affiliated Underlying Funds over unaffiliated Underlying Funds because advisory fees are earned on affiliated Underlying Funds, but no advisory fees are earned on unaffiliated Underlying Funds.
Further, the Adviser and Sub-Adviser may believe that redemption from an affiliated Underlying Fund will be harmful to that Underlying Fund, the Adviser and Sub-Adviser or an affiliate. Therefore, the Adviser and Sub-Adviser may have incentives to allocate and reallocate in a fashion that would advance their own economic interests, the economic interests of an affiliate or the interests of an affiliated Underlying Fund rather than each Fund. For example, changes in the Underlying Funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the affiliated Underlying Funds.
The Adviser and Sub-Adviser have a fiduciary duty to each Fund and are legally obligated to act in each Fund’s best interests when selecting Underlying Funds. The Adviser has developed an investment process using a Sub-Adviser that it believes will ensure each Fund is managed in the best interests of the shareholders of each Fund. Further, the
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KEY FUND INFORMATION (continued)

Adviser and Sub-Adviser have adopted various policies and procedures that are intended to identify, monitor and address actual or potential conflicts of interest. Nonetheless, investors bear the risk that the Adviser’s and Sub-Adviser’s allocation decisions may be affected by their conflicts of interest.
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.
Fund Diversification
Each Fund is diversified, as such term is defined in the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
Investor Diversification
Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, a Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see “Key Information About the Underlying Funds” later in this Prospectus.
Although each Fund is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate a Fund in the context of your personal financial situation, investment objectives, and other investments.
Combination with Voya Target In-Retirement Fund
When Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund reach their respective Target Dates, they may be combined with Voya Target In-Retirement Fund, without a vote of shareholders if the Trust's Board determines that combining such Fund with Voya Target In-Retirement Fund would be in the best interests of the Fund and its shareholders. Prior to any combination (which likely would take the form of a re-organization and may occur on or after each Fund's Target Date), a Fund will notify shareholders of such Fund of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Fund will become shareholders of Voya Target In-Retirement Fund.
Temporary Defensive Strategies
When the adviser or sub-adviser (if applicable) to a Fund or an Underlying Fund anticipates unusual market, economic, political, or other conditions, the Fund or Underlying Fund may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, a Fund or Underlying Fund may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While a Fund or Underlying Fund invests defensively, it may not achieve its investment objective. A Fund's or Underlying Fund's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which a Fund may engage are identified and discussed in the SAI.
Percentage and Rating Limitations
The percentage and rating limitations on Fund investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
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Shareholder Reports
Each Fund's fiscal year ends May 31. Each Fund will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.
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Additional Information About the Investment Objective
Each Fund's investment objective is non-fundamental and may be changed by a vote of the Fund's Board, without shareholder approval. A Fund will provide 60 days' prior written notice of any change in a non-fundamental investment objective. There is no guarantee a Fund will achieve its investment objective.
Additional Information About Principal Investment Strategies
Each Fund invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of U.S. and international stocks, U.S. bonds and other debt instruments; and uses asset allocation strategies to determine how much to invest in each Underlying Fund. Each Fund is designed to meet the needs of investors who wish to seek exposure to various types of securities through a single diversified investment. For a complete description of each Fund's principal investment strategies, please see the Fund's summary prospectus or the summary section of this Prospectus.
Asset Allocation Process
The Sub-Adviser invests the assets of each Fund in a combination of other mutual funds (“Underlying Funds”) that in turn invest in varying degrees, among several classes of equity securities and debt instruments, including U.S. government and money market instruments.
The Sub-Adviser determines the mix of Underlying Funds and sets the appropriate ranges for investments in those Underlying Funds (“Target Allocation”). The Sub-Adviser uses a proprietary asset allocation strategy to determine the Target Allocations for each Fund, including the use of both quantitative and qualitative judgments in determining weighting among the models and strategies, as described below.
First, the Sub-Adviser determines the Target Allocation for each Fund’s investment in various asset classes using its own proprietary modeling techniques which integrate analysis of the global economy with the individual securities markets.
The proprietary modeling techniques used by the Sub-Adviser integrate analysis of the global economy with the individual securities markets. The Sub-Adviser begins with an analysis of the expected long-term performance of various asset classes. Next, the Sub-Adviser determines the included strategies in which each Fund invests to attain its Target Allocation. In choosing an included strategy for an asset class, the Sub-Adviser considers the degree to which the included strategy's holdings or other characteristics correspond to the desired asset class, among other factors.
The Sub-Adviser may change the included strategies and asset classes at any time, and may, at any time, determine to make tactical changes in a Fund's Target Allocation depending on market conditions. Any changes to the Underlying Funds or allocation weightings may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the Underlying Funds. The Sub-Adviser has discretion in changing the Underlying Funds as well as the ability to add additional funds or asset classes or investment strategies when deemed necessary. A Fund may seek to profit from either rising or falling prices across the included asset classes through the use of tactical asset allocation positions. The long-term performance forecasts give context to current market conditions and allow the Sub-Adviser to identify asset classes that are priced below their intrinsic value.
Each Fund will invest new assets and reinvested dividends based on the Target Allocations. Rebalancing will take place periodically to return to the Target Allocations. These allocations, however, are targets, and each Fund's allocation could change substantially as the securities' asset values change due to market movements and portfolio manager decisions. On an ongoing basis, the actual mix of assets and included strategies for each Fund may deviate from the Target Allocation. Each Fund may be rebalanced more or less often subject to any constraints on timing of rebalancing arising from a Fund’s application of frequent trading procedures.
With the exception of Voya Target In-Retirement Fund, each Fund is structured and managed around a specific target retirement or financial goal date (“Target Date”) as follows: 2060, 2055, 2050, 2045, 2040, 2035, 2030, 2025, and 2020. For example investors looking to retire in or near the year 2060 would likely choose the Voya Target Retirement 2060 Fund and the mix of investments for this Fund would migrate toward that of Voya Target Retirement 2055 Fund in approximately 5 years time, Voya Target Retirement 2050 Fund in approximately 10 years time, Voya Target Retirement 2045 Fund in approximately 15 years time, Voya Target Retirement 2040 Fund in approximately 20 years time, Voya Target Retirement 2035 Fund in approximately 25 years time, Voya Target Retirement 2030 Fund in approximately 30 years time, Voya Target Retirement 2025 Fund in approximately 35 years time, Voya Target Retirement 2020 Fund in approximately 40 years time, and finally combine with Voya Target In-Retirement Fund after about 45 years or about 2060.
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With respect to Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund in summary, the mix of investments in the Target Allocations will change over time and seek to produce reduced investment risk and preserve capital as the Fund approaches its Target Date.
Asset Allocation is No Guarantee Against Loss
Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for each Fund. Furthermore, the Sub-Adviser's allocation of each Fund's assets may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in equity securities too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in debt instruments during a period of stock market appreciation may result in lower total return.
There is a risk that you could achieve better returns by investing in an Underlying Fund or other mutual funds representing a single asset class than in a Fund.
Assets will be allocated among funds and markets based on judgments made by the Sub-Adviser. There is a risk that a Fund may allocate assets to an asset class or market that underperforms other funds. For example, a Fund may be underweighted in assets or a market that is experiencing significant returns or overweighted in assets or a market with significant declines.
Performance of the Underlying Funds Will Vary
The performance of each Fund depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Fund changes as the asset values of the Underlying Funds a Fund holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect performance.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. Each Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with investments in certain of these types of securities and the use of certain of these investment practices. A Fund may be exposed to these risks directly or indirectly through investments in one or more Underlying Fund. For more information about these and other types of securities and investment techniques that may be used by each Fund and/or the Underlying Funds, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them. A Fund or an Underlying Fund may invest in these securities or use these techniques as part of the principal investment strategies. However, the adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the principal investment strategies.
For more information about principal risks of the Underlying Funds, please see “Key Information About the Underlying Funds.”
Asset Allocation: Investment performance depends on the manager’s skill in allocating assets among Underlying Funds and asset classes based on judgments by the manager. There is a risk that the manager may allocate assets to an Underlying Fund or asset class that underperforms compared to other Underlying Funds or asset classes.
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with a Fund.
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Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for a Fund to sell them at a desirable price or at the price at which it is carrying them. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: A Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, a Fund will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate with its underlying asset as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that central clearing will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks. In addition, credit default swaps expose a Fund to the risk of improper valuation.
Currency: To the extent that a Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Deflation: Deflation occurs when prices throughout the economy decline over time - the opposite of inflation. When there is deflation, the principal and income of an inflation-protected bond will decline and could result in losses.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to
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the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forward foreign currency exchange contracts, and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
Floating Rate Loans: In the event a borrower fails to pay scheduled interest or principal payments on a floating rate loan, a Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid and may lead to a decline in the net asset value. If a floating rate loan is held by a Fund through another financial institution, or a Fund relies upon another financial institution to administer the loan, the receipt of scheduled interest or principal payments may be subject to the credit risk of such financial institution. Investors in floating rate loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. Additionally, the value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations under the loan. Furthermore, such collateral may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale. Transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result, a Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time, which may affect a Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
Foreign Investments/Developing and Emerging Markets: To the extent a Fund invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets, for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange
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rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments may lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Index Strategy: An Underlying Fund that seeks to track an index’s performance and does not use defensive strategies or attempt to reduce its exposure to poor performing securities in an index may underperform the overall market. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Inflation-Indexed Bonds: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. In addition, inflation-indexed bonds are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that a Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.
Liquidity: If a security is illiquid, a Fund might be unable to sell the security at a time when a Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing a Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by a Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a Fund.
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Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Natural Resources/Commodity Securities: The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, the impact of market interest rates and inflation on production and demand, levels of domestic production and imported commodities, energy conservation, labor unrest, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of companies in natural resources industries that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for companies in natural resources industries to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of a Fund. The investment policies of the other investment companies may not be the same as those of a Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which a Fund is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Other investment companies include Holding Company Depositary Receipts (“HOLDRs”). Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, a Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
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Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. A Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities a Fund holds may not reach their full values. A particular risk of a Fund’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, a Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented stocks may underperform other funds that invest more broadly.
Further Information About Principal Risks
The following provides additional information about certain aspects of the principal risks described above.
Counterparty: The entity with which a Fund conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that a Fund owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Fund may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when a Fund conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
Investment by Other Funds: Various other mutual funds and/or funds-of-funds, including some Voya mutual funds, may be allowed to invest in the Underlying Funds. In some cases, an Underlying Fund may serve as a primary or significant investment vehicle for a fund-of-fund. If investments by these other funds result in large inflows of cash to or outflows of cash from the Underlying Fund, the Underlying Fund could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of the Underlying Fund’s portfolio. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC. To the extent that one or a few shareholders own a significant portion of the Underlying Fund, the risks described above will be greater.
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Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities, short sales, and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged.
Manager: A Fund, and each Underlying Fund (except index funds), is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser, or each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these will produce the desired results. The loss of their services could have an adverse impact on the adviser’s or sub-adviser’s ability to achieve the investment objectives. Many managers of equity funds employ styles that are characterized as “value” or “growth.” However, these terms can have different applications by different managers. One manager’s value approach may be different from another, and one manager’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.
Operational: A Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect a Fund and its shareholders, despite the efforts of a Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect a Fund’s service providers, counterparties, market participants, or issuers of securities held by a Fund may adversely affect a Fund and its shareholders, including by causing losses or impairing the Fund’s operations.
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Each Fund seeks to meet its investment objectives by allocating its assets among Underlying Funds. Because each Fund invests in Underlying Funds, shareholders will be affected by the investment strategies of Underlying Funds. Information is provided below as of the date of this Prospectus regarding each Underlying Fund, including its investment adviser, sub-adviser, investment objective, and main investments. This information is intended to provide potential investors in each Fund with information that they may find useful in understanding the investment history and risks of the Underlying Funds.
You should note that the adviser or sub-adviser may or may not invest in each of the Underlying Funds listed. Further, over time, each Fund will alter its allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which a Fund will be invested in each Underlying Fund at any one time. As a result, the degree to which a Fund may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Fund has invested in the Underlying Fund.

Affiliated Underlying Funds
Underlying Fund: Voya Corporate Leaders® 100 Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Outperform the S&P 500® Index.
Main Investments: The fund invests primarily in equity securities of issuers listed on the S&P 100 Index, a subset of the S&P 500® Index. Equity securities include, but are not limited to, common and preferred stock, warrants and convertible securities. The fund may also invest in derivatives, including, but not limited to, futures. The fund typically uses derivatives to substitute for taking a position in the underlying asset. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, derivative instruments, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Emerging Markets Corporate Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of corporate issuers in emerging market countries. The fund may invest in all types of foreign and emerging market fixed-income and floating rate debt instruments and will invest primarily in fixed-income and floating rate debt instruments of corporations. The fund's holdings may be denominated in U.S. dollars and foreign currencies. The fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The fund may also invest in other types of securities including, but not limited to, fixed-income and floating rate debt instruments of non-emerging market foreign issuers. The fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in any one industry or group of industries, provided that the fund may invest between 25% and 35% of its total assets (or such other percentage to the extent permitted under the 1940 Act) in the securities of any one industry group or group of industries, if at the time of investment, that industry or group of industries represents 20% or more of the fund's primary benchmark index. The fund's primary benchmark index is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified. As of June 30, 2017, the primary benchmark index was concentrated in the banking industry and the fund may concentrate in the banking industry. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related
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assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. In addition, the fund may invest in dividend-paying convertible stocks and convertible bonds, and preferred stocks. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The fund may invest in companies of any market capitalization. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”) that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”), or if unrated, determined by the fund’s sub-adviser to be of comparable quality. The fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging to the U.S. dollar is permitted, but not required. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, concentration, convertible securities, credit, credit default swaps, currency, derivative instruments, dividend, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, prepayment and extension, and securities lending.

Underlying Fund: Voya Emerging Markets Hard Currency Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments of governments (“Sovereigns”) and governmental entities, agencies, and other issuers the obligations of which are guaranteed by Sovereigns (“Quasi-Sovereigns”) of emerging market countries which are denominated in U.S. dollars and foreign hard currencies. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. The fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments of emerging market companies denominated in U.S. dollars and foreign hard currencies. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by Sovereigns, Quasi-Sovereigns, and companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada,
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Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United States. An emerging market issuer is one: (i) that is organized under the laws of, or has a principal place of business in an emerging market country; (ii) where the principal securities market is in an emerging market country; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in emerging market countries; or (iv) at least 50% of the assets of which are located in emerging market countries. The fund may invest in companies of any market capitalization. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”), that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another NRSRO or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality. The fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, and credit default swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. The fund may invest up to 20% of its net assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of hard currencies, including currencies issued by emerging market countries. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Emerging Markets Local Currency Debt Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in fixed-income and floating rate debt instruments which are denominated in currencies of countries with emerging securities markets and in derivative instruments that provide investment exposure to such securities. The fund normally invests primarily in fixed-income and floating rate debt instruments that are issued by governments, governmental agencies, supranational organizations, and corporations. The Fund considers instruments denominated in hard currencies (currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations) to be issued in an emerging market currency, if a hard currency is the official currency of the emerging market country and if the instrument is issued under local law. Fixed-income and floating rate debt instruments include bonds, debt securities, and other similar instruments issued by governments, governmental agencies, supranational organizations, and corporations denominated in U.S. dollars, foreign hard currencies, and emerging market currencies. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies. Emerging market countries include all countries in the world except Australia, Austria, Belgium, Canada, Cyprus, Denmark, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Japan, Malta, The Netherlands, New Zealand, Norway, Portugal, Slovakia, Slovenia, Spain, Sweden, Switzerland, the United Kingdom, and the United
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States. The fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund may invest in obligations of any credit quality and may invest without limit in debt securities that are below investment-grade (commonly referred to as “junk bonds”), that at the time of purchase are rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc., or are comparably rated by another NRSRO or, if unrated, determined by the Fund’s sub-adviser to be of comparable quality. While the fund expects to maintain a weighted average portfolio duration of between 0 and 8 years, there are no maturity restrictions on the overall portfolio. The fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, credit default, and currency swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. Currency hedging into the U.S. dollar is permitted, but not required, and the fund will be heavily exposed to foreign currencies. The fund is permitted to take short positions in currencies (including the U.S. dollar). In addition, the fund may use currency forwards, interest rate swaps, and futures in order to take long or short positions with respect to its exposure to a particular country, subject to the fund's restrictions on currency forwards, futures, and swaps. The fund may also invest up to 20% of its assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign currencies that do not meet the criteria of local currencies, including currencies issued by emerging market countries. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may also invest a large percentage of its assets in a small number of countries or in a particular region. The fund will not invest more than 25% of its net assets in any one emerging market country as measured at the time of purchase. The fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Asset-backed securities, bank instruments, borrowing, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Floating Rate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The fund normally invests substantially in floating rate loans. The fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower's assets) that the sub-adviser believes justify treatment as senior debt. Below investment-grade debt instruments are commonly referred to as “junk bonds.” In considering investments in floating rate loans, the sub-adviser seeks to invest in the largest and most liquid loans available. The fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Although the fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek enhanced returns or attempt to hedge some of the investment risk. The fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in
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connection with a restructuring of a borrower or issuer or its debt; or (iii) if the fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.
Main Risks: Asset-backed securities, bank instruments, cash/cash equivalents, credit for loans, demand for loans, derivative instruments, equity securities incidental to investments in loans, foreign investments for floating rate loans, high-yield securities, interest in loans, interest rate for floating rate loans, limited secondary market for floating rate loans, liquidity for floating rate loans, other investment companies, prepayment and extension, repurchase agreements, and valuation of loans.

Underlying Fund: Voya Global Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through a combination of current income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The fund may hedge its exposure to securities denominated in foreign currencies. The fund may borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the 1940 Act. The fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO, or are of comparable quality if unrated. The fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies. The fund may also invest its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of Voya Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the fund may invest a portion of its assets in high-yield debt securities rated below investment-grade (“junk bonds”), the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration will generally range between two and nine years. The fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance returns, to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Bank instruments, borrowing, company, credit, credit default swaps, currency, derivative instruments, floating rate loans, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, restricted securities, securities lending, and sovereign debt.

Underlying Fund: Voya Global Equity Fund (formerly, Voya Global Value Advantage Fund)
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth and current income.
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Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities. The fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The fund may invest without limit in countries with developing or emerging markets. The fund does not limit its investments to companies in any particular market capitalization range. The fund may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the fund’s investment objectives and principal investment strategies. The fund may focus its investments in the financial services sector. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, dividend, focused investing, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Global Equity Dividend Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: NNIP Advisors B.V.
Investment Objective: Growth of capital with dividend income as a secondary consideration.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. At least 65% of its assets will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Global Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: High total return consisting of capital appreciation and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing, and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. The fund will have investments located in a number of different countries, including the United States. As a general matter, the fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

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Underlying Fund: Voya GNMA Income Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in GNMA Certificates. The fund may purchase or sell GNMA Certificates on a delayed delivery or forward commitment basis through the “to-be-announced” market. The remaining assets of the fund will be invested in other securities issued or guaranteed by the U.S. government, including U.S. Treasury securities, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may also invest in repurchase agreements secured by securities issued or guaranteed by the U.S. government, GNMA Certificates, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may invest in debt securities of any maturity, although the sub-adviser expects to invest in securities with effective maturities in excess of one year. The fund may invest in futures, including U.S. Treasury futures, to manage the duration of the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Credit, derivative instruments, interest rate, liquidity, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, repurchase agreements, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: Voya Government Money Market Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.
Main Investments: The fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. The fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The securities purchased by the fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules adopted by the SEC. Portfolio investments of the fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. The fund may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the sub-adviser may manage the fund more conservatively than if it was not rated. The fund may invest in other investment companies that are money market funds to the extent permitted under the 1940 Act. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Main Risks: Cash/cash equivalents, credit, interest rate, investment model, liquidity, money market regulatory, other investment companies – money market funds, prepayment and extension, repurchase agreements, U.S. government securities and obligations, and when issued securities and delayed-delivery securities and forward commitments.
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Underlying Fund: Voya High Yield Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: High level of current income and total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield (high risk) bonds, commonly referred to as “junk bonds.” High-yield bonds are debt securities that, at the time of purchase, are not rated by a NRSRO or are rated below investment-grade (for example, rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. The fund may purchase and hold securities in default. There are no restrictions on the average maturity of the fund or the maturity of any single investment. Any remaining assets may be invested in investment-grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The fund may invest in derivatives including, structured debt obligations, dollar roll transactions, swap agreements, including credit default swaps and interest rate swaps, and options on swap agreements. The fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the fund. The fund may invest in companies of any size. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Bank instruments, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, prepayment and extension, securities lending, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: Voya Intermediate Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximize total return through income and capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by S&P Global Ratings or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a NRSRO, or of comparable quality if unrated. Although the fund may invest a portion of its assets in high-yield (high risk) debt instruments rated below investment-grade, commonly referred to as “junk bonds,” the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. Generally, the sub-adviser maintains a dollar-weighted average duration between three and ten years. The fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate secured loans (“Senior Loans”); and derivatives including futures, options, and swaps (including credit default swaps, interest rate swaps and total return swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the fund. The fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
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Main Risks: Bank instruments, company, credit, credit default swaps, currency, derivative instruments, floating rate loans, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: Voya International Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: High total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. At least 65% of the fund's assets will normally be invested in companies located in a number of different countries other than the United States. These companies may have investments that provide exposure to the U.S. real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. As a general matter, the fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Large-Cap Growth Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. For this fund, the sub-adviser defines large-capitalization companies as companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index at the time of purchase. The fund may invest up to 25% of its assets in foreign securities. The fund may invest in derivative instruments including, but not limited to, index futures and options to hedge against market risk or to enhance returns. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Large Cap Value Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term growth of capital and current income.
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Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying, large-capitalization issuers (usually those with market capitalizations in excess of $1 billion). The sub-adviser defines large-capitalization companies as companies with market capitalizations that fall within the collective range of companies within the Russell 1000® Value Index at the time of purchase. Equity securities include common and preferred stocks, warrants, and convertible securities. The fund may invest in foreign securities, including companies located in countries with emerging securities markets. The fund may invest in real estate-related securities including real estate investment trusts. The fund may also invest up to 20% of its assets in small- and mid-capitalization companies. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya MidCap Opportunities Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-sized U.S. companies. The sub-adviser defines mid-sized companies as those companies with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. The fund may also invest in derivative instruments which include, but are not limited to, futures or index futures that have a similar profile to the benchmark of the fund. The fund typically uses derivatives for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in foreign securities. The fund may also invest in real estate-related securities, including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Mid Cap Research Enhanced Index Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Long-term capital growth and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400® Index. The fund may invest in derivative instruments including, but not limited to, index futures. The fund typically uses derivatives as a substitute for taking a position in the S&P MidCap 400® Index and for the purpose of maintaining equity market exposure on its cash balance. The fund may also invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager Emerging Markets Equity Fund
Investment Adviser: Voya Investments, LLC
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Sub-Adviser: Delaware Investments Fund Advisers, J.P. Morgan Investment Management Inc., and Van Eck Associates Corporation
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The fund may invest in companies of any market capitalization. Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The fund may also invest in real estate-related securities, including real estate investment trusts and non-investment grade bonds (high-yield or “junk bonds”). The fund may invest in derivatives, including but not limited to, futures, options, swaps, and forward foreign currency exchange contracts as a substitute for securities in which the fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the fund’s gains; and for the efficient management of cash flows. The fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The fund typically maintains full currency exposure to those markets in which it invests. However, the fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, high-yield securities, interest rate, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Multi-Manager International Equity Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Baillie Gifford Overseas Limited, Lazard Asset Management LLC, Polaris Capital Management, LLC and Wellington Management Company LLP
Investment Objective: Long-term growth of capital.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The fund does not seek to focus its investments in a particular industry or country. The fund may invest in companies of any market capitalization. The equity securities in which the fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and IPOs. The fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the fund. The fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts. The fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
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Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, initial public offerings, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Multi-Manager International Factors Fund (formerly, Voya International Core Fund)
Investment Adviser: Voya Investments, LLC
Sub-Adviser: PanAgora Asset Management, Inc. and Voya Investment Management Co. LLC
Investment Objective: Long-term growth of capital.
Main Investments: The fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The fund may invest in securities of companies from emerging market countries. The fund may also invest in depositary receipts, warrants and rights, of foreign issuers. The fund may use derivatives, including futures, options, swaps, and forward foreign currency exchange contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk, as a substitute for the sale or purchase of securities, and for the purpose of maintaining equity market exposure on its cash balance. The fund may invest up to 15% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, investing through stock connect, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager International Small Cap Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Acadian Asset Management LLC, Victory Capital Management Inc., and Wellington Management Company LLP
Investment Objective: Maximum long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The fund currently considers small-capitalization companies to be those with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. At least 65% of the fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The fund may invest up to 35% of its assets in U.S. issuers. The fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities. The fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward foreign currency exchange contracts, futures contracts, rights, and depositary receipts. The fund may invest in forward foreign currency exchange contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the fund wishes to invest. The fund may invest up to 25% of its assets in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, interest rate, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

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Underlying Fund: Voya Multi-Manager Mid Cap Value Fund
Investment Adviser: Voya Investments, LLC
Sub-Advisers: Hahn Capital Management, LLC; LSV Asset Management; and Wellington Management Company LLP
Investment Objective: Long-term capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400® Index at the time of purchase. The fund focuses on securities that the sub-advisers believe are undervalued in the marketplace. The fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in derivatives, including futures, as a substitute for securities in which the fund can invest, for cash management, and/or to seek to enhance returns in the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Real Estate Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: CBRE Clarion Securities LLC
Investment Objective: Total return consisting of long-term capital appreciation and current income.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, leasing, developing, managing, brokering, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. The fund may invest in companies of any market capitalization; however, it will generally not invest in companies with a market capitalization of less than $100 million at the time of purchase. The fund may invest in initial public offerings, convertible securities and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, concentration, convertible securities, credit, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Short Term Bond Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Maximum total return.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The average dollar-weighted maturity of the fund will not exceed 3 years. Because of the fund's holdings in asset-backed, mortgage-backed, and similar securities, the fund's average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the fund given certain prepayment assumptions (also known as weighted average life). The fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 10% of its total assets in high yield securities, (commonly referred to as
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“junk bonds”). The fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The fund may engage in dollar roll transactions and swap agreements, including credit default swaps, interest rate swaps, and total return swaps. The fund may use options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, credit, credit default swaps, currency, derivative instruments, foreign investments, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: Voya Small Company Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies. The sub-adviser defines small-capitalization companies as those companies included in the S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have a market capitalization that falls within the range of the market capitalizations of companies included in the S&P SmallCap 600® Index or the Russell 2000® Index. The fund may also invest in real estate-related securities including real estate investment trusts. The fund may invest in derivative instruments including, but not limited to, put and call options. The fund typically uses derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, and/or to seek to enhance returns in the fund. The fund may invest, to a limited extent, in foreign stock. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: Voya SmallCap Opportunities Fund
Investment Adviser: Voya Investments, LLC
Sub-Adviser: Voya Investment Management Co. LLC
Investment Objective: Capital appreciation.
Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of smaller, lesser-known U.S. companies. For this fund, the sub-adviser defines smaller companies as those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The fund may invest in real estate-related securities including real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Main Risks: Company, growth investing, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

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Unaffiliated Underlying Funds
Underlying Fund: Credit Suisse Commodity Return Strategy Fund
Investment Adviser: Credit Suisse Asset Management, LLC
Investment Objective: Total return.
Main Investments: The fund is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return (“Index”). The fund intends to invest its assets in a combination of commodity linked-derivative instruments and fixed income securities. The fund gains exposure to commodities markets by investing through the Subsidiary and in structured notes linked to the Index, other commodity indices, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The value of these investments will rise or fall in response to changes in the underlying index or commodity. The fund may invest up to 25% of its total assets in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the “Subsidiary”). The fund will invest in the Subsidiary primarily to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Generally, the Subsidiary will invest in commodity-linked derivative instruments, but it will also invest in fixed income instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, loan participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities. The primary purpose of the fixed income instruments held by the Subsidiary will be to serve as collateral for the Subsidiary's derivative positions; however, these instruments are also expected to earn income for the Subsidiary. The fund invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

Underlying Fund: iPath® Bloomberg Commodity Index Total ReturnSM ETN
Issuer: The Barclays Bank Group
Investment Objective: Designed to provide exposure to the Bloomberg Commodity Index Total ReturnSM (“Index”).
Main Investments: The exchange-traded notes (“ETNs”) are unsecured debt obligations of the issuer with returns that are linked to the performance of the Index. The Index reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is a rolling index that is rebalanced annually.

Underlying Fund: iShares® 20+ Year Treasury Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.
Main Investments: The fund seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than 20 years. The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund’s total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have,
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in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P 500 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of large-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P 500® Index (“Index”), which measures the performance of the large-capitalization sector of the U.S. equity market as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include financials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
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Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core S&P Small-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Index consists of stocks from a broad range of industries. Components primarily include consumer discretionary, financials, industrials, and information technology companies. The components of the Index and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Core U.S. Aggregate Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of the total U.S. investment-grade bond market.
Main Investments: The fund seeks to track the investment results of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”), which measures the performance of the total U.S. investment-grade bond market. Components of the Index primarily include mortgage-backed pass-through and treasury securities, and securities of industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally seeks to track the performance of the Index by investing approximately 90% of its assets in the bonds represented in the Index and in securities that provide substantially similar exposure to securities in the Index. The fund may invest the remainder of its assets in bonds not included in the Index, but which the investment adviser believes will help the fund track the Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track
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the investment results of the Index before fees and expenses of the fund. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The fund may enter into such contracts on a regular basis. The fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by the investment adviser or its affiliates. The fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® iBoxx $ High Yield Corporate Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.
Main Investments: The fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (“Index”), which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States. The Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Index. Components of the Index primarily include consumer services companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. Bonds in the Index are selected from the universe of eligible bonds in the Markit IBoxx USD Corporate Bond Index using defined rules. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. From time to time when conditions warrant, however, the fund may invest at least 80% of its assets in the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI EAFE ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the United States and Canada.
Main Investments: The fund seeks to track the investment results of the MSCI EAFE® Index (“Index”), which has been developed by MSCI Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer staples, financials, and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI Emerging Markets ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization emerging market equities.
Main Investments: The fund seeks to track the investment results of the MSCI Emerging Markets Index (“Index”), which is designed to measure equity market performance in the global emerging markets. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer discretionary, financials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities, including securities not in the Index but which the investment adviser believes will help the fund track the Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® MSCI Eurozone ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency.
Main Investments: The fund seeks to track the investment results of the MSCI EMU Index (“Index”), which consists of stocks from the following 10 developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Index may include large- and mid-capitalization companies. Components of the Index primarily include consumer discretionary, financials and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 95% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in its Index. The fund may invest the remainder of its assets in other securities, including securities not included in the Index, but which the investment adviser believes will help the fund track the Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before the fees and expenses of the fund. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Index (“Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 3000® Index, which measures the performance of the broad U.S. equity market, as determined by FTSE Russell. The Index includes issuers representing approximately 92% of the market capitalization of all publicly-traded U.S. equity securities. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. Components primarily include financials, information technology, and technology companies. The components of the Index, and the degree to which these components
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represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Growth Index (“Index”), which measures the performance of the large- and mid-capitalization growth sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid- capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 1000® Index issuers with higher I/B/E/S forecast medium-term growth and higher sales per share historical growth relative to all securities included in the Russell 1000® Index. Components primarily include consumer discretionary, healthcare, information technology, and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 1000 Value ETF
Investment Adviser: BlackRock Fund Advisors
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Value Index (“Index”), which measures the performance of the large- and mid-capitalization value sectors of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid-capitalization sector of the U.S. equity market. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 3000® Index, which measures the performance of the U.S. equity market, as determined by FTSE Russell. The Index includes issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. Components primarily include financials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Growth Index (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market, as determined by FTSE Russell. The Index measures the performance of equity securities of Russell 2000® Index issuers with higher price-to-book ratios and higher forecasted growth relative to all issuers included in the Russell 2000® Index. Components primarily include consumer discretionary, healthcare, information technology and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell 2000 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Value Index (“Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 2000® Index issuers with lower price-to-book ratios and lower forecasted growth relative to all issuers included in the Russell 2000® Index. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as securities not
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell 1000® Index, which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as determined by FTSE Russell. The Index is a float-adjusted, capitalization-weighted index of approximately 800 of the smallest issuers in the Russell 1000® Index. Components primarily include consumer discretionary, financials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Growth Index (“Index”), which measures the performance of the mid-capitalization growth sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index
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issuers with higher price-to-book ratios and higher forecasted growth relative to all securities included in the Russell Midcap® Index. Components primarily include consumer discretionary, financials, health care, information technology and technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® Russell Mid-Cap Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Value Index (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market, as defined by FTSE Russell. The Index is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index issuers with lower price-to-book ratios and lower forecasted growth relative to all securities included in the Russell Midcap® Index. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

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Underlying Fund: iShares® S&P 500 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Growth IndexTM (“Index”), which measures the performance of the large-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLP. Components primarily include consumer discretionary, healthcare, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P 500 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Value IndexTM (“Index”), which measures the performance of the large-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
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Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Mid-Cap 400 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Growth IndexTM (“Index”), which measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics, as determined by Dow Jones Indices LLC. The Index consists of stocks from a broad range of industries. Components primarily include industrials and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Mid-Cap 400 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Value IndexTM (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. The Index consists of stocks from a broad range of industries. Components primarily include securities of financials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
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Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Small-Cap 600 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Growth IndexTM (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market. The Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include financials, industrials, and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® S&P Small-Cap 600 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Value IndexTM (“Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market. The Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics, as determined by S&P Dow Jones Indices LLC. Components primarily include consumer discretionary, financials, and industrials companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included
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in the Index but which the investment adviser believes will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Underlying Fund: iShares® TIPS Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track investment results of an index composed of inflation-protected U.S. Treasury bonds.
Main Investments: The fund seeks to track the investment results of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (“Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may also invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund seeks to track the investment results of the Index before the fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: iShares® U.S. Core Treasury Bond ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of U.S. Treasury bonds.
Main Investments: The fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Index”), which measures the performance of the public obligations of the U.S. Treasury. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes
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will help the fund track the Index. The fund seeks to track the investment results of the Index before fees and expenses of the fund. The fund may lend securities representing up to  1⁄3 of the value of the fund’s total assets (including the value of any collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Underlying Fund: PIMCO Active Bond Exchange-Traded Fund
Investment Adviser: Pacific Investment Management Company LLC
Investment Objective: Current income and long-term capital appreciation, consistent with prudent investment management.
Main Investments: The fund invests at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The fund invests primarily in investment-grade debt securities, but may invest up to 30% of its total assets in high-yield securities rated B or higher by Moody's Investors Service, Inc., or equivalently rated by S&P Global Ratings or Fitch, Inc., or, if unrated, determined by the investment adviser to be of comparable quality. The fund may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the fund's prospectus or statement of additional information. The fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The fund may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Underlying Fund: PowerShares Senior Loan Portfolio ETF
Investment Adviser: Invesco PowerShares Capital Management LLC
Sub-Adviser: Invesco Senior Secured Management, Inc.
Investment Objective: Investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (“Index”).
Main Investments: The fund generally invests at least 80% of its net assets (plus borrowings for investment purposes) in senior loans that comprise the Index. Banks and other lending institutions generally issue senior loans to corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions, including foreign countries. The fund generally will purchase loans from banks or other financial institutions through assignments or participations. The fund may acquire a direct interest in a loan from the agent or other lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The fund generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to
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fund redemption requests. The fund will invest in loans that are expected to be below investment-grade quality and to bear interest at a floating rate that periodically resets. The fund may acquire and retain loans of borrowers that have filed for bankruptcy protection. The fund does not purchase all of the securities in the Index but uses a “sampling” methodology.
Industry Concentration Policy: The fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector.

Underlying Fund: Schwab U.S. TIPS ETFTM
Investment Adviser: Charles Schwab Investment Management, Inc.
Investment Objective: Track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (Series L) (“Index”).
Main Investments: The fund generally invests in securities that are included in the Index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets in securities included in the Index. The fund will generally give the same weight to a given security as the Index does. Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its Index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the Index but the investment adviser anticipates will be added to the Index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash, cash equivalents and money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The investment adviser typically seeks to track the price and yield performance of the Index by replicating the Index. However, the investment adviser may use statistical sampling techniques if the investment adviser believes such use will best help the fund track its index or is otherwise in the nest interest of the fund. The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the Index.

Underlying Fund: SPDR® Bloomberg Barclays High Yield Bond ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.
Main Investments: Under normal market conditions, the fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. High Yield Very Liquid Index (“Index”) or in securities that the investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents, or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the investment adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows. The Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds.” In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index. The fund is classified as a non-diversified fund.

Underlying Fund: SPDR® Boomberg Barclays TIPS ETF
Investment Adviser: SSGA Funds Management, Inc.
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Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the U.S. treasury market.
Main Investments: Under normal market conditions, the fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (“Index”) or in securities that the investment adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.” In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® Dow Jones International Real Estate ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM (“Index”) or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 400 Mid Cap Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P MidCap 400 Growth IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the mid-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 400 Mid Cap Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
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Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P MidCap 400 Value IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the mid-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 500® ETF Trust
Trustee: State Street Global Advisors Trust Company
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (“Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the portfolio substantially corresponding to the weight of such stock in the Index.

Underlying Fund: SPDR® S&P 500® Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500 Growth IndexTM (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics. The Index has a significant portion comprised of companies in the technology, health care and consumer discretionary sectors, although this may change from time to time. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 500® Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P 500 Value IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the large-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap ETF
Investment Adviser: SSGA Funds Management, Inc.
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Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600® Index (“Index”). In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization segment of the U.S. equity market. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap Growth ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600 Growth IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization growth segment of the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P 600 Small Cap Value ETF
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
Main Investments: Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the S&P SmallCap 600 Value IndexTM (“Index”). The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index measures the performance of the small-capitalization value segment of the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics. In seeking to track the performance of the Index, the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index.

Underlying Fund: SPDR® S&P MidCap 400® ETF Trust
Investment Adviser: SSGA Funds Management, Inc.
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P MidCap 400® Index (“Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the trust’s portfolio substantially corresponding to the weight of such stock in the Index. At any time, the trust’s portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings to the Index, the trust’s portfolio is adjusted from time to time to conform to periodic changes made in the Index. The trustee aggregates certain of these adjustments and makes changes to the trust’s portfolio at least monthly, or more frequently in the case of significant changes to the Index.
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Underlying Fund: TIAA-CREF Bond Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index without investing in all of the securities in the Index. At times the fund may purchase securities not held in the index, but which the investment adviser believes have similar investment characteristics to securities held in the Index. Generally, the fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. The securities purchased by the fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by the investment adviser using its own credit quality analysis. The fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses.

Underlying Fund: TIAA-CREF International Equity Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
Main Investments: The fund invests at least 80% of its assets in equity securities of its benchmark index (the MSCI EAFE® Index (“Index”)). The Index measures stock performance in certain countries outside North America. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track foreign equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses.

Underlying Fund: TIAA-CREF S&P 500 Index Fund
Investment Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.
Main Investments: Under normal circumstances, the fund invests at least 80% of its assets in equity securities of its benchmark index (the S&P 500® Index (“Index”)). The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization of the U.S. equity market. The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The fund primarily invests its assets in equity securities its investment adviser has selected to track a designated
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stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match the returns of the Index is negatively affected by the costs of buying and selling securities as well as the fund’s fees and other expenses.

Underlying Fund: Vanguard FTSE Europe ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Main Investments: The fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe All Cap Index (“Index”). The Index is a market-capitalization weighted index that is made up of approximately 1,223 common stocks of large-, mid-, and small-cap companies located in 16 European countries – mostly companies in the United Kingdom, France, Germany, and Switzerland. Other countries represented in the Index include Spain, the Netherlands, Sweden, Italy, Denmark, Belgium, Finland, and Norway.

Underlying Fund: Vanguard REIT ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly-traded equity REITs.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the MSCI U.S. REIT® Index (“Index”). The Index is composed of stocks of publicly traded equity real estate investment trusts (known as “REITs”). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard S&P 500 ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the S&P 500® Index (“Index”), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard Short-Term Bond ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index (“Index”). The Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund’s assets will be invested in bonds held in the Index.

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Underlying Fund: Vanguard Total Bond Market ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Track the performance of a broad, market-weighted bond index.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (“Index”). The Index represents a wide spectrum of public, investment-grade, taxable, fixed-income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund's assets will be invested in bonds held in the Index.

Underlying Fund: WisdomTree Europe Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Sub-Adviser: Mellon Capital Management Corporation
Investment Objective: Track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (“Index”).
Main Investments: Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. The Index consists of those dividend-paying companies within the WisdomTree International Equity Index which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that are organized and domiciled under the laws of a European country, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. Forward currency contracts or futures contracts are used to offset the fund’s exposure to the euro. The fund generally uses a representative sampling strategy to achieve its investment object, meaning it generally will invest in a sample of the securities in the Index whose, risk, return and other characteristics of the Index as a whole. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Industry Concentration Policy: To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.

Underlying Fund: WisdomTree Japan Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Sub-Adviser: Mellon Capital Management Corporation
Investment Objective: Track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (“Index”). The fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.
Main Investments: Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations
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of the Japanese yen relative to the U.S. Dollar. The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The fund intends to enter into forward currency contracts or futures contracts designed to offset the fund’s exposure to the Japanese yen. The fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
Industry Concentration Policy: To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.

MORE INFORMATION ABOUT PRINCIPAL RISKS THAT APPLY TO THE UNDERLYING FUNDS
The following are principal risks that apply to the Underlying Funds:
Borrowing: Borrowing creates leverage, which may increase expenses and increase the impact of an Underlying Fund’s other risks. The use of leverage may exaggerate any increase or decrease in an Underlying Fund’s net asset value causing an Underlying Fund to be more volatile than a fund that does not borrow. Borrowing for investment purposes is considered to be speculative and may result in losses to an Underlying Fund.
Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact an Underlying Fund’s performance and ability to achieve its investment objective.
Commodities: Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of an Underlying Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for an Underlying Fund to sell them at a desirable price or at the price at which it is carrying them. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices that may occur during a single business day. These limits may have the effect of distorting market pricing and limiting liquidity in the market for the contracts in question.
Concentration (Index): To the extent that an Underlying Fund’s index “concentrates,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries, an Underlying Fund will allocate its investments to approximately the same extent as the index. As a result, an Underlying Fund may be subject to greater market fluctuation than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries, will have a greater effect on an Underlying Fund, and if securities of a particular industry or group of industries as a group fall out of favor, an Underlying Fund could underperform, or be more volatile than, funds that have greater industry diversification.
Concentration: As a result of an Underlying Fund “concentrating,” as that term is defined in the 1940 Act, its assets in securities related to a particular industry or group of industries, an Underlying Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on an Underlying Fund, and if securities of the particular industry or group of industries as a group fall out of favor, an Underlying Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.
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•	Real Estate Industry: Issuers principally engaged in real estate, including real estate investment trusts may be subject to risks similar to the risks associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property. In addition these investments may be affected by such factors as falling real estate prices, rising interest rates or property taxes, high foreclosure rates, environmental problems, zoning changes, overbuilding, overall declines in the economy and the management skill and creditworthiness of the company. Real estate investment trusts may also be affected by tax and regulatory requirements.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, an Underlying Fund could lose money; such events may also have the effect of reducing an Underlying Fund's distributable income. There is a risk that an Underlying Fund may convert a convertible security at an inopportune time, which may decrease Underlying Fund returns.
Credit (Loans): The value of an Underlying Fund’s shares and an Underlying Fund’s ability to pay dividends is dependent upon the performance of the assets in its portfolio. Prices of an Underlying Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal.
An Underlying Fund generally invests in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the manager believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal an Underlying Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to an Underlying Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, an Underlying Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing an Underlying Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which an Underlying Fund has invested, may not satisfy the borrower’s obligation to an Underlying Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.
In the event of the bankruptcy of a borrower or issuer, an Underlying Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating an Underlying Fund’s rights to the collateral.
The loans in which an Underlying Fund invests are generally rated lower than investment-grade credit quality, i.e., rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”), or have been made to borrowers who have issued debt instruments that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. An Underlying Fund’s investments in lower than investment-grade loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality.
Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk. Investment decisions are based largely on the credit analysis performed
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by the manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, because loans may not be considered “securities” under such laws. In addition, many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
Demand for Loans: An increase in demand for loans may benefit an Underlying Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to an Underlying Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in an Underlying Fund’s portfolio, which could cause an Underlying Fund’s net asset value to decline and reduce the liquidity of an Underlying Fund’s loan holdings.
Dividend: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. As a result, an Underlying Fund’s ability to execute its investment strategy may be limited.
Equity Securities Incidental to Investments in Loans: Investments in equity securities incidental to investment in loans entail certain risks in addition to those associated with investments in loans. The value of such equity securities may change more rapidly, and to a greater extent, than fixed-income debt instruments issued by the same issuer in response to company-specific developments and general market conditions. An Underlying Fund’s holdings of equity securities may increase fluctuations in an Underlying Fund’s net asset value. An Underlying Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, an Underlying Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Focused Investing: To the extent that an Underlying Fund invests a substantial portion of its assets in securities related to a particular industry, sector, market segment, or geographic area, its investments will be sensitive to developments in that industry, sector, market segment, or geographic area. An Underlying Fund is subject to the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographic area in which an Underlying Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause an Underlying Fund to underperform, or its net asset value to be more volatile than, other funds that invest more broadly.
•	Financial Services Sector: Investments in the financial services sector may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.
Focused Investing: To the extent that an Underlying Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, an Underlying Fund will allocate its investments to approximately the same extent as the index. As a result, an Underlying Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which an Underlying Fund focuses its investments will have a greater effect on an Underlying Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor an Underlying Fund could underperform, or be more volatile than, funds that have greater diversification.
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•	Industrials Sector: The industrials sector includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace and defense, construction, engineering and building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, employment, environmental, and office services; and the provision of transportation services, including airlines, couriers, marine, road and rail, and transportation infrastructure. The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability, and general economic conditions, among other factors.
Foreign Investments for Floating Rate Loans: To the extent an Underlying Fund invests in debt instruments of borrowers in markets outside the United States, its share price may be more volatile than if it invested in debt instruments of borrowers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making loans less liquid and loan prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about borrowers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Index Strategy: The index selected may underperform the overall market. To the extent an Underlying Fund seeks to track the index’s performance, an Underlying Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent an Underlying Fund’s investments track its target index, such Underlying Fund may underperform other funds that invest more broadly. The correlation between an Underlying Fund’s performance and index performance may be affected by an Underlying Fund’s expenses and the timing of purchases and redemptions of an Underlying Fund’s shares. In addition, an Underlying Fund’s actual holdings might not match the index and an Underlying Fund’s effective exposure to index securities at any given time may not precisely correlate.
Initial Public Offerings: Investments in initial public offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for an Underlying Fund. However, there is no assurance that an Underlying Fund will have access to profitable IPOs or that the IPOs in which an Underlying Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When an Underlying Fund’s asset base is small, the impact of such investments on an Underlying Fund’s return will be magnified. If an Underlying Fund’s assets grow, it is likely that the effect of an Underlying Fund’s investment in IPOs on an Underlying Fund’s return will decline.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate for Floating Rate Loans: Changes in short-term market interest rates will directly affect the yield on the shares of an Underlying Fund whose investments are normally invested in floating rate loans. If short-term market interest rates fall, the yield on an Underlying Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in an Underlying Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on a fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the fund’s portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such
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loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that changes in market rates of interest are reflected not in a change to a base rate such as LIBOR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which an Underlying Fund invests, the net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. The proprietary models used by a manager to evaluate securities or securities markets are based on the manager’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models. Underlying Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Errors in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for an Underlying Fund.
Investing through Stock Connect: Shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) may be purchased directly or indirectly through the Shanghai-Hong Kong Stock Connect (“Stock Connect”), a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if either or both markets are closed on a U.S. trading day, an Underlying Fund may not be able to dispose of its China A-Shares in a timely manner, which could adversely affect an Underlying Fund’s performance.
Issuer Non-Diversification: A “non-diversified” investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Underlying Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified” and could underperform compared to such funds. Even though classified as non-diversified, an Underlying Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, an Underlying Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.
Limited Secondary Market for Floating Rate Loans: Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Furthermore, transactions in loans typically settle on a delayed basis and may take longer than 7 days to settle. As a result an Underlying Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time which may affect an Underlying Fund’s ability to repay debt, to fund redemptions, to pay dividends, to pay expenses, or to take advantage of new investment opportunities.
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Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans will be relatively illiquid.
In addition, the floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede an Underlying Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained.
These considerations may cause an Underlying Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause an Underlying Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. An Underlying Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global financial crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leveraged Loan Index declined by 32% (which included a decline of 3.06% on a single day).
Declines in net asset value or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause an Underlying Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of an Underlying Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause an Underlying Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving an Underlying Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, an Underlying Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that an Underlying Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
Liquidity for Floating Rate Loans: If a loan is illiquid, an Underlying Fund might be unable to sell the loan at a time when the manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid loans, exposing an Underlying Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by an Underlying Fund. The risks associated with illiquid securities may be greater in times of financial stress. An Underlying Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to an Underlying Fund.
Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.
Money Market Regulatory: Changes in government regulations may adversely affect the value of a security held by an Underlying Fund. In addition, the SEC has adopted amendments to money market fund regulation, which permit an Underlying Fund to impose discretionary or default liquidity fees or temporary suspensions of redemption due to declines in an Underlying Fund’s weekly liquid assets. As of the date of this Prospectus, the Board has elected not to subject an Underlying Fund to such liquidity fees or temporary suspensions of redemptions. These changes may result in reduced yields for money market funds, including an Underlying Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of an Underlying Fund.
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KEY INFORMATION ABOUT THE UNDERLYING FUNDS (continued)

Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
Municipal Obligations: The municipal securities market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that the issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt. Municipal revenue obligations may be backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities. Conditions in those sectors may affect the overall municipal securities market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets. If an issuer of a municipal security does not comply with applicable tax requirements for tax-exempt status, interest from the security may become taxable and the security could decline in value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, an Underlying Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates. Loans typically do not have call protection and may be prepaid partially or in full at any time without penalty.
Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, an Underlying Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or an Underlying Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if an Underlying Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Restricted Securities: Securities that are not registered for sale to the public under the Securities Act of 1933, as amended, are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount
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originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, an Underlying Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that an Underlying Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that an Underlying Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing an Underlying Fund to be more volatile. The use of leverage may increase expenses and increase the impact of an Underlying Fund’s other risks.
An Underlying Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, an Underlying Fund will be protected to the extent an Underlying Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. An Underlying Fund is protected by its securities lending agent, which has agreed to indemnify an Underlying Fund from losses resulting from borrower default.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of smaller companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
Valuation of Loans: An Underlying Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing an Underlying Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by an Underlying Fund. Reliable market
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value quotations may not be readily available for some loans and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If an Underlying Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit an Underlying Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if an Underlying Fund itself does not own a relatively large portion of a particular loan, an Underlying Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by an Underlying Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by an Underlying Fund.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security an Underlying Fund buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing an Underlying Fund to be more volatile. The use of leverage may increase expenses and increase the impact of an Underlying Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, an Underlying Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Zero-Coupon Bonds and Pay-in-Kind Securities: Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price due to market interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency resulting in a loss.
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PORTFOLIO HOLDINGS INFORMATION

A description of each Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
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MANAGEMENT OF THE FUNDS

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to each Fund. Voya Investments has overall responsibility for the management of each Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of June 30, 2017, Voya Investments managed approximately $88.2 billion in assets.
Management Fee
The Adviser receives an annual fee for its services to each Fund. The fee is payable in monthly installments based on the average daily net assets of each Fund.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets.
Management Fees
Voya Target In-Retirement Fund	0.21%
Voya Target Retirement 2020 Fund	0.21%
Voya Target Retirement 2025 Fund	0.19%
Voya Target Retirement 2030 Fund	0.22%
Voya Target Retirement 2035 Fund	0.22%
Voya Target Retirement 2040 Fund	0.22%
Voya Target Retirement 2045 Fund	0.23%
Voya Target Retirement 2050 Fund	0.23%
Voya Target Retirement 2055 Fund	0.23%
Voya Target Retirement 2060 Fund	0.23%
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Funds' unaudited semi-annual shareholder report dated November 30, 2016.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of each Fund's portfolio. The sub-adviser is an affiliate of the Adviser.
The Adviser acts as a “manager-of-managers” for each Fund. The Adviser has ultimate responsibility, subject to the oversight of each Fund’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Each Fund and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of each Fund the responsibility for asset allocation amongst the underlying funds, subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers. Pursuant to the exemptive relief, the Adviser, with the approval of the Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Fund’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. For example, if the Fund is not sub-advised or is sub-advised by a wholly-owned sub-adviser, the entire advisory fee is retained by a Voya company.
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In the event that the Adviser exercises its discretion to replace a sub-adviser or add a new sub-adviser, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Fund and a change to the investment strategies of the Fund.
Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, the Board, or the sub-adviser, provided that the conditions of such termination are met. In addition, the agreement may be terminated by each Fund’s shareholders. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Fund.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Fund’s shareholders.
Voya Investment Management Co. LLC
Voya  Investment Management Co. LLC (“Voya IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM's principal office is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2017, Voya IM managed approximately $92 billion in assets.
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund.
Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.
Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM's Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.
Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM's Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in each Fund.
The Distributor
Voya Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
Each Fund has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to each Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each Fund. This paragraph is not intended to limit any rights granted to shareholders under federal or state securities laws.
120

CLASS OF SHARES

Choosing a Share Class
When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of a Fund; (2) the amount of your investment; (3) the expenses you will pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.
The table below summarizes the features of the class of shares available through this Prospectus. Fund charges may vary so you should review each Fund's fee table included in the summary section of this Prospectus as well as the section entitled “Sales Charges” in this Prospectus. Class T shares are available for purchase only through financial intermediaries that have entered into agreements with each Fund’s distributor to sell Class T shares.
Class T
Initial Sales Charge	Up to 2.50% (reduced for purchases of $250,000 or more)
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for Individual Retirement Accounts (“IRAs”))/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None (At least $100/month for Pre-Authorized Investment Plan)
Conversion	None
Please refer to the minimum investments table on page 126 for additional information.
The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. The Distributor uses the amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. Before investing you should discuss which share class may be right for you with your financial intermediary.
Distribution and Service (12b-1) Fees
Each Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by each Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these distribution and service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Each Fund has adopted a 12b-1 Plan for Class T shares. The maximum annual rate at which the distribution and/or servicing fees may be paid under a 12b-1 Plan (calculated as a percentage of each Fund's average daily net assets attributable to the particular class of shares) is 0.25%.
121

SALES CHARGES

Each Fund makes available on its website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), eligibility minimums and purchases of each Fund's shares.
Class T Shares
This section includes important information about sales charges and sales charge reductions available to investors in each Fund's Class T shares.
The public offering price you pay when you buy Class T shares of each Fund is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the table below. No sales charge is imposed when Class T shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. It is the responsibility of you and/or your financial intermediary to ensure that you obtain the proper breakpoint discount, if any.
Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
Class T shares of each Fund are sold subject to the following sales charge:
Your Investment	As a % of the offering price	As a % of net asset value
Less than $250,000	2.50	2.56
$250,000 - $499,999	2.00	2.04
$500,000 - $999,999	1.50	1.52
$1,000,000 and over	1.00	1.01
122

HOW SHARES ARE PRICED

Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the
123

HOW SHARES ARE PRICED (continued)

principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
124

HOW TO BUY SHARES

Customer Identification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
What this means for you: a Fund, the Distributor, or a third-party selling you a Fund, must obtain the following information for each person that opens an account:
•	Name;
•	Date of birth (for individuals);
•	Physical residential address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.
You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.
Federal law prohibits a Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.
Each Fund and the Distributor reserve the right to reject any purchase order. Each Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.
Each Fund reserves the right to suspend the offering of shares.
Class T Shares
Class T shares are available to the general public through certain financial intermediaries. Investors wishing to purchase Class T shares should contact their financial intermediary.
Retirement Plans
Each Fund has available prototype qualified retirement plans for corporations and self-employed individuals. Each Fund also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.
125

HOW TO BUY SHARES (continued)

Make your investment using the purchase minimum guidelines in the following table.
Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	T	$1,000	No minimum
Retirement accounts	T	$250	No minimum
Pre-Authorized Investment Plan	T	$1,000	At least $100/month
Certain omnibus accounts	T	$250	No minimum
Execution of Purchase Orders
Purchase orders are executed at the next NAV determined after the order is received in proper form by BNY Mellon Investment Servicing (US) Inc. (“Transfer Agent”) or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your order in proper form before Market Close and transmit the order to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
126

HOW TO SELL SHARES

You may sell shares by contacting your financial intermediary. Your financial intermediary may charge for their services in connection with your redemption request, but no charge is imposed by a Fund or the Distributor. Under unusual circumstances, a Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.
Execution of Sale Requests
Sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. For your transaction to be counted on the day you place your sale request with your broker-dealer or other financial institution, your broker-dealer or financial institution must receive your sale request in proper form before Market Close and transmit the sale request to the Transfer Agent or the Distributor in a timely manner.
You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.
Payments
Normally, payment for shares redeemed will typically be made within one business day after receipt by the Transfer Agent of a request in good order. Each Fund can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or when trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 30 days. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.
A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the SAI for more details on the medallion signature guarantee program.
Each Fund normally intends to pay redemption requests in cash using cash held by the Fund, with cash generated by the Fund through the sale of cash equivalents and other Fund assets or by borrowing cash pursuant to the Fund’s line of credit. In unusual circumstances, as determined by the Adviser (such as stressed market conditions), a Fund may make payment of redemption requests wholly or partly using securities held by the Fund with a current market value equal to the portion of the redemption price being paid in kind. In such a case, a Fund could elect to make payment in securities for redemptions that exceed the lesser of $250,000 or 1% of its net assets during any 90-day period for any one record shareholder. A shareholder may incur brokerage costs in converting such securities to cash.
Small Accounts
Due to the relatively high cost of handling small investments, a Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than a Fund's minimum. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.
127

HOW TO EXCHANGE SHARES

Exchanges Between Voya Mutual Funds
Class T shares of the Fund are not eligible for exchange into shares of the same class of any other Voya mutual fund.
Exchanges Between Classes of a Fund
You may exchange any other share class for Class T shares without paying a sales charge, if you otherwise meet the eligibility requirements of Class T shares, except that you may not exchange shares that are subject to a contingent deferred sales charge (“CDSC”) until the applicable CDSC period has expired, unless the Distributor approves the exchange and determines that no CDSC is payable in connection with the exchange. Class T shares may not be exchanged for any other share class of the same Fund.
All exchanges within a Fund are subject to the discretion of the Distributor to permit or reject such exchanges. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares within a Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local, and non-U.S. tax consequences of an exchange between classes of shares within a Fund.
Exchanges between classes of shares within a Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.
Additional Information About Exchanges
Fees and expenses differ among share classes of the same fund. Please read the prospectus for the share class you are interested in prior to exchanging into that share class. Contact your financial intermediary or consult your plan documents for additional information. Each Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.
128

FREQUENT TRADING - MARKET TIMING

Each Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of a Fund. Each Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. A Fund will not be liable for any loss resulting from rejected orders or other actions as described above.
Each Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.
Because some Underlying Funds invest in foreign securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares which negatively affects long-term shareholders.
The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of each Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, each Fund prohibits frequent trading. Each Fund has defined frequent trading as follows:
•	Any shareholder or financial adviser initiated exchanges among all their accounts with a Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;
•	Trading deemed harmful or excessive by a Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and
•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.
The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Transfers associated with systematic purchases or redemptions;
•	Purchases and sales of funds that affirmatively permit short-term trading;
•	Rebalancing to facilitate fund-of-fund arrangements or a Fund's systematic exchange privileges;
•	Purchases or sales initiated by Voya mutual funds; and
•	Transactions subject to the trading policy of an intermediary that a Fund deems materially similar to the Fund's policy.
129

FREQUENT TRADING - MARKET TIMING (continued)

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.
If a violation of the policy is identified, the following action will be taken:
•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.
•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.
•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.
On the next Business Day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.
Each Fund reserves the right to modify this policy at any time without prior notice.
Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in a Fund will occur. Moreover, in enforcing such restrictions, a Fund is often required to make decisions that are inherently subjective. Each Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.
Shareholders may invest in a Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of a Fund. There is no assurance that the Adviser or its affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
In some cases, a Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where a Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, a Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in a Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.
130

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities or their affiliates (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.
Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may receive compensation from Voya for selling a Voya mutual fund to you. The Distributor has an agreement in place with each broker-dealer selling each Fund defining specifically what that broker-dealer will be paid for the sale of a particular Voya mutual fund. The broker-dealer then pays the registered representative who sold you the mutual fund some or all of what they receive from Voya. A registered representative may receive a payment when the sale is made and in some cases, can continue to receive payments while you are invested in the mutual fund.
The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments.
Voya, out of its own resources and without additional cost to each Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of each Fund, including affiliates of Voya. These amounts would be in addition to the distribution payments made by each Fund under the distribution agreements. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.
The compensation paid by Voya to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Voya mutual funds. The amount of continuing compensation paid by Voya to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in Voya mutual funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.
Voya or a Voya mutual fund may pay service fees to intermediaries for administration, recordkeeping, and other shareholder services. Intermediaries receiving these payments may include, among others, brokers, financial planners or advisers, banks, and insurance companies. The Voya mutual funds may reimburse Voya for some or all of the payments made by Voya to intermediaries for these services.
In some cases, a financial intermediary may hold its clients’ mutual fund shares in nominee or street name. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The top firms Voya paid to sell our mutual funds as of the last calendar year are:
Ameriprise Financial Services, Inc.; Broadridge Business Process Outsourcing, LLC; Capital One Investing, LLC; Cetera Advisor Networks, LLC; Charles Schwab & Co. Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; Goldman Sachs & Co.; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; National Financial Services, LLC; Oppenheimer & Co., Inc.; Pershing, LLC; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company of New York; Sagepoint Financial Inc.; Stifel Nicolaus; TD Ameritrade, Inc.; UBS Financial Services, Inc.; Voya Financial Advisors, Inc.; Voya Retirement Insurance and Annuity Company; and Wells Fargo Advisors, LLC.
Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.
131

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.
From time to time a portion of a Fund’s distributions may constitute a return of capital. To comply with federal tax regulations, each Fund may also pay an additional capital gains distribution.
Dividend Reinvestment
Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of a Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.
Taxes
The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting each Fund and its shareholders. The following assumes that each Fund's shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in a Fund with your tax advisor.
Each Fund will distribute all, or substantially all, of its net investment income and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to any loss carryforwards) to its shareholders each year. Although a Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.
Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions properly reported as capital gain dividends are taxable as long term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.
Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by a Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.
Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of Fund shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.
You will be notified annually of the amount of income, dividends and net capital gains distributed. If you purchase shares of a Fund through a financial intermediary, that entity will provide this information to you.
Each Fund intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.
132

DIVIDENDS, DISTRIBUTIONS, AND TAXES (continued)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Each Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.
Shareholders that invest in a Fund through a tax advantaged account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.
Because most of each Fund's investments are shares of Underlying Funds, the tax treatment of a Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either a Fund invested directly in the types of securities held by the Underlying Funds or a Fund shareholders invested directly in the Underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
Foreign shareholders invested in a Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, a Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.
Foreign Income Taxes. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income or proceeds. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.
Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through a Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology.
Please see the SAI for further information regarding tax matters.
133

ACCOUNT POLICIES

Account Access
Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you will be able to access your account information over the Internet at www.voyainvestments.com or via a touch tone telephone by calling 1-800-992-0180. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above.
Privacy Policy
Each Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180, obtain a policy over the Internet at www.voyainvestments.com, or see the privacy promise that accompanies any Prospectus obtained by mail.
Householding
To reduce expenses, we may mail only one copy of a Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call a Shareholder Services Representative at 1-800-992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.
134

INDEX DESCRIPTIONS

The S&P Target Date 2020 Index seeks to represent the market consensus for asset allocations which target an approximate 2020 retirement horizon.
The S&P Target Date 2025 Index seeks to represent the market consensus for asset allocations which target an approximate 2025 retirement horizon.
The S&P Target Date 2030 Index seeks to represent the market consensus for asset allocations which target an approximate 2030 retirement horizon.
The S&P Target Date 2035 Index seeks to represent the market consensus for asset allocations which target an approximate 2035 retirement horizon.
The S&P Target Date 2040 Index seeks to represent the market consensus for asset allocations which target an approximate 2040 retirement horizon.
The S&P Target Date 2045 Index seeks to represent the market consensus for asset allocations which target an approximate 2045 retirement horizon.
The S&P Target Date 2050 Index seeks to represent the market consensus for asset allocations which target an approximate 2050 retirement horizon.
The S&P Target Date 2055 Index seeks to represent the market consensus for asset allocations which target an approximate 2055 retirement horizon.
The S&P Target Date 2060+ Index seeks to represent the market consensus for asset allocations which target an approximate 2060 retirement horizon.
The S&P Target Date Retirement Income Index seeks to represent asset allocations which target an immediate retirement horizon.
135

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the tables represent the rate of return that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.
Because Class T shares of each Fund had not commenced operations as of the fiscal year ended May 31, 2017, such share class financial highlights are not presented; however, financial highlights for Class I shares are presented for each Fund (except Voya Target Retirement 2060 Fund for which the financial highlights for Class A shares are shown). Annual returns would differ only to the extent that Class T shares and Class I shares or Class A shares have different expenses.
136

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Target In-Retirement Fund
Class I
05-31-17	10.47	0.23	0.48	0.71	0.17	0.05	—	0.22	—	10.96	6.84	4.67	0.28	0.28	2.20	63	74
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(5) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27
Voya Target Retirement 2020 Fund
Class I
05-31-17	10.76	0.22	0.77	0.99	0.15	0.02	—	0.17	—	11.58	9.25	3.45	0.21	0.21	2.04	706	105
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(5) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Voya Target Retirement 2025 Fund
Class I
05-31-17	10.81	0.23	0.96	1.19	0.17	0.04	—	0.21	—	11.79	11.15	3.71	0.17	0.17	2.07	69	76
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(5) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Voya Target Retirement 2030 Fund
Class I
05-31-17	10.83	0.21	1.13	1.34	0.17	0.09	—	0.26	—	11.91	12.58	3.47	0.20	0.20	1.86	72	68
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(5) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Voya Target Retirement 2035 Fund
Class I
05-31-17	10.71	0.24•	1.25	1.49	0.17	0.02	—	0.19	—	12.01	14.08	3.82	0.16	0.16	2.10	458	66
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(5) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
See Accompanying Notes to Financial Highlights
137

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Target Retirement 2040 Fund
Class I
05-31-17	10.79	0.20	1.38	1.58	0.19	0.03	—	0.22	—	12.15	14.83	5.92	0.17	0.17	1.71	75	43
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(5) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Voya Target Retirement 2045 Fund
Class I
05-31-17	10.88	0.18	1.44	1.62	0.17	0.05	—	0.22	—	12.28	15.12	5.00	0.17	0.17	1.57	76	48
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Voya Target Retirement 2050 Fund
Class I
05-31-17	10.87	0.18	1.43	1.61	0.18	0.03	—	0.21	—	12.27	15.06	5.90	0.16	0.16	1.57	76	45
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Target Retirement 2055 Fund
Class I
05-31-17	10.88	0.18	1.47	1.65	0.18	0.02	—	0.20	—	12.33	15.32	5.85	0.17	0.17	1.52	76	44
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(5) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Voya Target Retirement 2060 Fund
Class A
05-31-17	10.24	0.14	1.39	1.53	0.14	0.01	—	0.15	—	11.62	15.02	7.83	0.41	0.41	1.30	622	36
12-21-15(5) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
See Accompanying Notes to Financial Highlights
138

ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
139

TO OBTAIN MORE INFORMATION
You will find more information about the Funds in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Funds' annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Funds' performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Funds. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI, or other Fund information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at: www.sec.gov.
When contacting the SEC, you will want to refer to the Funds' SEC file number. The file number is as follows:
Voya Separate Portfolios Trust	811-22025
Voya Target In-Retirement Fund Voya Target Retirement 2020 Fund Voya Target Retirement 2025 Fund Voya Target Retirement 2030 Fund Voya Target Retirement 2035 Fund	Voya Target Retirement 2040 Fund Voya Target Retirement 2045 Fund Voya Target Retirement 2050 Fund Voya Target Retirement 2055 Fund Voya Target Retirement 2060 Fund

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178227	(0917-092917)

STATEMENT OF ADDITIONAL INFORMATION
September 29, 2017
Voya Separate Portfolios Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
Voya Target In-Retirement Fund1
Class/Ticker: A/VTRVX; I/ISOLX; R6/VTRWX; T/VTTJX
Voya Target Retirement 2020 Fund1
Class/Ticker: A/VFTRX; I/IRSJX; R6/VTRBX; T/VTTKX
Voya Target Retirement 2025 Fund1
Class/Ticker: A/VTRCX; I/IRSLX; R6/VTRDX; T/VTTLX
Voya Target Retirement 2030 Fund1
Class/Ticker: A/VTREX; I/IRSMX; R6/VTRFX; T/VTTMX
Voya Target Retirement 2035 Fund1
Class/Ticker: A/VTRGX; I/IRSNX; R6/VTRHX; T/VTTNX
Voya Target Retirement 2040 Fund1
Class/Ticker: A/VTRJX; I/IRSOX; R6/VTRKX; T/VTTOX
Voya Target Retirement 2045 Fund1
Class/Ticker: A/VTRMX; I/IRSPX; R6/VTRNX; T/VTTPX
Voya Target Retirement 2050 Fund1
Class/Ticker: A/VTROX; I/IRSQX; R6/VTRPX; T/VTTQX
Voya Target Retirement 2055 Fund1
Class/Ticker: A/VTRQX; I/IRSVX; R6/VTRRX; T/VTTTX
Voya Target Retirement 2060 Fund1
Class/Ticker: A/VTRSX; I/VRSAX; R6/VTRUX; T/VTTUX
1 Class T shares of the Fund are not currently offered.
This Statement of Additional Information (“SAI”) contains additional information about each Fund listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated September 29, 2017, as supplemented or revised from time to time. Each Fund’s financial statements for the fiscal year ended May 31, 2017, including the independent registered public accounting firm’s report thereon found in each Fund’s most recent annual report to shareholders, are incorporated into this SAI by reference. Each Fund’s Prospectus and annual or unaudited semi-annual shareholder reports may be obtained free of charge by contacting the Fund at the address and phone number written above or by visiting our website at www.voyainvestments.com.

INTRODUCTION AND GLOSSARY
This SAI is designed to elaborate upon information contained in each Fund’s Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of each Fund’s securities and investment techniques. Some investment techniques are described only in the Prospectus and are not repeated here.
Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI.
Following are definitions of general terms that may be used throughout this SAI:
1933 Act: Securities Act of 1933, as amended
1934 Act: Securities Exchange Act of 1934, as amended
1940 Act: Investment Company Act of 1940, as amended
Administrator: Voya Funds Services, LLC
Adviser: Voya Investments, LLC or Voya Investments (formerly, ING Investments, LLC)
Affiliated Fund: A fund within the Voya family of funds
Board: The Board of Trustees for the Trust
Business Day: Each day the NYSE opens for regular trading
CFTC: United States Commodity Futures Trading Commission
Code: Internal Revenue Code of 1986, as amended
Distributor: Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC)
Distribution Agreement: The Distribution Agreement for each Fund, as described herein
ETF: Exchange Traded Fund
Expense Limitation Agreement: The Expense Limitation Agreement(s) for each Fund, as described herein
FDIC: Federal Deposit Insurance Corporation
FHLMC or “Freddie Mac”: Federal Home Loan Mortgage Corporation
FINRA: Financial Industry Regulatory Authority, Inc.
Fiscal Year End of each Fund: May 31
Fitch: Fitch Ratings
FNMA or “Fannie Mae”: Federal National Mortgage Association
Fund: One or more of the investment management companies listed on the front cover of this SAI
GNMA: Government National Mortgage Association
Independent Trustees: The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of each Fund
Interested Trustees: The Trustees of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of each Fund
Investment Management Agreement: The Investment Management Agreement for each Fund, as described herein
IPO: Initial Public Offering
IRA: Individual Retirement Account
IRS: United States Internal Revenue Service
Moody’s: Moody’s Investors Service, Inc.
NAV: Net Asset Value
NRSRO: Nationally Recognized Statistical Rating Organization
NYSE: New York Stock Exchange
OTC: Over-the-counter
Principal Underwriter: Voya Investments Distributor, LLC or the “Distributor”
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Prospectus: One or more prospectuses for each Fund
REIT: Real Estate Investment Trust
RIC: A “Regulated Investment Company,” pursuant to the Code
S&L: Savings & Loan Association
S&P: S&P Global Ratings
SEC: United States Securities and Exchange Commission
Sub-Adviser: One or more sub-advisers for a Fund, as described herein
Sub-Advisory Agreement: The Sub-Advisory Agreement(s) for each Fund, as described herein
Underlying Funds: Unless otherwise stated, other mutual funds or ETFs in which each Fund may invest
Voya family of funds or the “funds”: All of the RICs managed by Voya Investments
Voya IM: Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC)
Voya Investments: Voya Investments, LLC (formerly, ING Investments, LLC)
The Trust: Voya Separate Portfolios Trust
HISTORY OF the Trust
Voya Separate Portfolios Trust, an open-end management investment company that is registered under the 1940 Act, was organized as a Delaware statutory trust on March 2, 2007. On May 1, 2014, the name of the Trust changed from ING Separate Portfolios Trust to Voya Separate Portfolios Trust.
Fund Name Changes During the Past Ten Years
Fund	Former Name	Date of Change
Voya Target In-Retirement Fund	Voya In-Retirement Fund	September 30, 2016
	Voya In-Retirement Fund	December 18, 2015
	Voya Retirement Solution Income Fund	May 1, 2014
ING Retirement Solution Income Fund
Voya Target Retirement 2020 Fund	Voya Retirement Solution 2020 Fund	December 18, 2015
	Voya Retirement Solution 2020 Fund	May 1, 2014
ING Retirement Solution 2020 Fund
Voya Target Retirement 2025 Fund	Voya Retirement Solution 2025 Fund	December 18, 2015
	Voya Retirement Solution 2025 Fund	May 1, 2014
ING Retirement Solution 2025 Fund
Voya Target Retirement 2030 Fund	Voya Retirement Solution 2030 Fund	December 18, 2015
	Voya Retirement Solution 2030 Fund	May 1, 2014
ING Retirement Solution 2030 Fund
Voya Target Retirement 2035 Fund	Voya Retirement Solution 2035 Fund	December 18, 2015
	Voya Retirement Solution 2035 Fund	May 1, 2014
ING Retirement Solution 2035 Fund
Voya Target Retirement 2040 Fund	Voya Retirement Solution 2040 Fund	December 18, 2015
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Fund	Former Name	Date of Change
	Voya Retirement Solution 2040 Fund	May 1, 2014
ING Retirement Solution 2040 Fund
Voya Target Retirement 2045 Fund	Voya Retirement Solution 2045 Fund	December 18, 2015
	Voya Retirement Solution 2045 Fund	May 1, 2014
ING Retirement Solution 2045 Fund
Voya Target Retirement 2050 Fund	Voya Retirement Solution 2050 Fund	December 18, 2015
	Voya Retirement Solution 2050 Fund	May 1, 2014
ING Retirement Solution 2050 Fund
Voya Target Retirement 2055 Fund	Voya Retirement Solution 2055 Fund	December 18, 2015
	Voya Retirement Solution 2055 Fund	May 1, 2014
ING Retirement Solution 2055 Fund
Voya Target Retirement 2060 Fund	Voya Retirement Solution 2060 Fund	December 18, 2015
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SUPPLEMENTAL DESCRIPTION OF Fund INVESTMENTS AND RISKS
Diversification
Each Fund is classified as a “diversified” fund as that term is defined under the 1940 Act. The 1940 Act generally requires that a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities of other investment companies).
A non-diversified fund under the 1940 Act means that a fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a fund’s assets in the securities of a small number of issuers may cause a fund’s share price to fluctuate more than that of a diversified fund. When compared to a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.
Concentration
For purposes of the 1940 Act, concentration occurs when at least 25% of a Fund’s assets are invested in any one industry. Each Fund has a fundamental policy against concentration.
Investments, Investment Strategies, and Risks
Each Fund normally invests its assets in shares of other mutual funds (“Underlying Funds”), as described in the Prospectus, and may also invest in derivatives including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, as a substitute for taking a position in the underlying asset, to seek to minimize risk, and to assist in managing cash. Each Fund may also invest up to 50% of its total assets in Underlying Funds not affiliated with the Adviser, including exchange-traded funds. The investment techniques described below may be pursued directly by the Underlying Funds. However, each Fund is subject to the risks described below indirectly through its investment in the Underlying Funds. The Underlying Funds may use any or all of these techniques at any one time, and the fact that an Underlying Fund may use a technique does not mean that the technique will be used. An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Underlying Fund’s investment objective, policies and restrictions described in the Underlying Fund’s prospectus and/or SAI, as well as the federal securities laws.
There can be no assurance that a Fund will achieve its investment objective. Each Fund’s investment objective, policies, investment strategies, and practices are non-fundamental unless otherwise indicated. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund’s/Underlying Fund’s Prospectus. Where a particular type of security or investment technique is not discussed in each Fund’s/Underlying Funds’ Prospectus that security or investment technique is not a principal investment strategy; and the Fund/Underlying Fund will not invest more than 5% of its assets in such security or investment technique.
Please refer to the fundamental and non-fundamental investment restrictions following the description of securities for more information on any applicable limitations.
EQUITY SECURITIES
The market price of equity securities, such as common stocks and preferred stocks, owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of such securities may decline due to factors affecting equity securities markets generally or to factors affecting a particular industry or industries. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed-income securities.
Common Stocks
Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives an Underlying Fund the right to vote on issues affecting the company’s organization and operations. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources, and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.
Other types of equity securities may also be purchased, including convertible securities, preferred stocks, rights, warrants, or other securities that are exchangeable for, or otherwise provide similar exposure to, shares of common stocks.
Convertible Securities
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A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stocks. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. Convertible securities include corporate notes or preferred stocks but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stocks of the issuer.
By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stocks into which the securities are convertible, while investing at a better price than may be available on the common stocks or obtaining a higher fixed rate of return than is available on common stocks.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.
Before conversion, convertible securities have characteristics similar to non-convertible debt instruments in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. In evaluating a convertible security, the adviser or the Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.
The market value of convertible securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt instruments have greater yields than do shorter-term debt instruments of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt instruments purchased by an Underlying Fund because the Underlying Fund purchases such securities for their equity characteristics.
IPOs
IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.
Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.
The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, an Underlying Fund’s adviser or Sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Fund. Any gains from shares held for one (1) year or less will be treated as short-term gains, taxable as ordinary income to an Underlying Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.
The effect of an IPO investment can have a magnified impact on an Underlying Fund’s performance when the Underlying Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of an Underlying Fund’s returns particularly when the Underlying Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of an Underlying Fund’s assets as it increases in size and, therefore, have a more limited effect on the Underlying Fund’s performance.
There can be no assurance that IPOs will continue to be available for an Underlying Fund to purchase. The number or quality of IPOs available for purchase by an Underlying Fund may vary, decrease or entirely disappear. In some cases, an Underlying Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Fund to realize a profit.
Mid- and/or Small-Capitalization Companies
Investments in mid- and/or small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, limited product lines, limited financial resources, and the frequent lack of depth of management. The securities of smaller companies are often traded OTC and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may
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be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. The trading volume of securities of mid-capitalization and small-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.
There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.
Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and the Fund may have to continue to hold such securities during periods when the Sub-adviser would otherwise have sold the security. It is possible that a sub-adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund which it manages.
Other Investment Companies
An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies.
Generally a Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of the Fund’s total assets in the investment company; or (iii) invest more than 10% of the Fund’s total assets in all investment company holdings. A Fund may invest beyond these limits to the extent permitted under the 1940 Act or operates under exemptive order exempting it from the provisions of the 1940 Act.
For so long as shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. A Fund’s investments in certain private investment vehicles are not subject to this restriction.
There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When a Fund invests in another investment company, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodian fees), in addition to the expenses of the Fund.
ETFs
ETFs are unaffiliated investment companies traded on a securities exchange like publicly traded companies. An ETF represents a portfolio of securities which is often designed to track or replicate a desired index, such as a sector, market, or global segment. Consequently, the risks and costs are similar to that of a publicly-traded company and an ETF generally carries similar risks to those associated with the underlying securities held by the ETF. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the price of an ETF may vary significantly from the NAV of the ETF’s underlying securities. Additionally, if an Underlying Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Underlying Fund may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Fund or an Underlying Fund invests in an ETF, shareholders of the Fund or Underlying Fund bear their proportionate share of the underlying ETF’s fees and expenses.
Market Trading Risks for ETFs
Absence of Active Market. Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.
Risks of Secondary Listings. An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such stock exchange or in any market, or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others and investors are subject to the execution and settlement risks and market standards of the market where they, or their broker, direct their trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risks. Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when an ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.
Holding Company Depositary Receipts (“HOLDRs”)
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HOLDRs are trust-issued receipts that represent an Underlying Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stocks. For example, an Underlying Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.
Index-Related Securities (“Equity Equivalents”)
Equity Equivalents are securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), Standard & Poor’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities that seeks to track the performance of the S&P 500® Index) iShares MSCI Index Shares (“iShares”) (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and PowerShares QQQTM (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an Equity Equivalent seeks to track perform poorly, the Equity Equivalent security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying an Underlying Fund’s assets across a broad range of equity securities.
To the extent an Underlying Fund invests in securities of other investment companies, the Underlying Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of an Underlying Fund may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, an Underlying Fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of an Underlying Fund.
iShares track the performance of several international equity indices. Each country index series invests in an optimized portfolio of common stocks based on that country’s MSCI benchmark country index. The market prices of iShares are expected to fluctuate in accordance with changes in the NAVs of their underlying indices and supply and demand of iShares on the NYSE MKT LLC (“NYSE MKT”). To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the NYSE MKT necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy.
SPDRs are securities traded on the NYSE MKT that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the NYSE MKT. SPDRs may be used for several reasons including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.
Investment Companies that Invest in Senior Loans
Some investment companies invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of an Underlying Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.
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Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one- to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
Risks of Senior Loans
Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any NRSRO. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt instruments that are rated lower than investment grade, or, if they had issued debt instruments, such debt instruments would likely be rated lower than investment grade. However, unlike other types of debt instruments, Senior Loans are generally fully collateralized.
In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.
Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.
Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede a Fund’s ability to sell Senior Loans. Furthermore, transactions in loans may settle on a delayed basis. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.
Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, a Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.
Subordinated and Unsecured Loans. The primary risk arising in connection with subordinated loans is that because the interest is subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than secured loans.
Preferred Stocks
A preferred stock represents an equity (or ownership) interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Unlike common stock, preferred stock may offer a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stocks may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation
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of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt instruments.
Private Funds
Private funds are U.S. or foreign private limited partnerships or other investment funds. Investments in private funds may be highly speculative and volatile. Because private funds are generally investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in Sections 3(c)(1) or 3(c)(7) of the 1940 Act, an Underlying Fund’s ability to invest in them will be limited. In addition, shareholders of a Fund will remain subject to the Underlying Fund’s expenses while also bearing their pro rata share of the operating expenses of the private funds. The ability of an Underlying Fund to dispose of interests in private funds is very limited and involves risks, including loss of the Underlying Fund’s entire investment in the private fund.
Private funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, an Underlying Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. An Underlying Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold.
However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.
The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed-income securities. Because the pooled investments hold securities of many issuers, the default of a few issuers would not impact an Underlying Fund significantly. However, an Underlying Fund bears its proportionate share of any expenses incurred by the pooled investments. In addition, an Underlying Fund assumes the liquidity risks generally associated the privately offered pooled investments.
Pooled investments that are structured as a trust contain many similarities to private funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical private fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.
An Underlying Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.
Private funds also include investments in certain structured securities. Structured securities include notes, bonds, or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.
Rules governing the federal income tax aspects of commodity-linked structured securities are in a developing stage and are not entirely clear in certain respects, particularly in light of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to a commodity index or individual commodities was not qualifying income for a RIC. A fund intends to limit its investments in commodity-linked structured securities in a manner designed to maintain its qualification as a RIC under the Code. However, these investment decisions involve judgment and the IRS may not agree with the determinations made by a fund. If the IRS does not agree, the status of a fund as a RIC might be jeopardized. The IRS has announced an internal review of its position with respect to the tax treatment of RICs that invest in commodity-related investments, and a moratorium on the issuance of new private letter rulings to RICs with respect to these investments. Future developments in this area could necessitate a future change to a fund’s investment strategies.
REITs
Real estate securities include investments in real estate operating companies (“REOCs”), companies engaged in other real estate related businesses, and REITs. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or a geographic region, such as the northeastern United States, or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (i) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (ii) products or services related to the real estate industry, such as building supplies or mortgage servicing.
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A REIT is a corporation or business trust that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.
REITs are sometimes informally characterized as equity REITs, mortgage REITs, or a combination of equity REITs and mortgage REITs. Equity REITs invest most of their assets directly in real estate property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.
Risks Associated with Investing in REITs and the Real Estate Industry in General
Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs generally depend on their ability to generate cash flow to make distributions to shareholders.
To the extent that assets underlying a REIT’s investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investments in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on the securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investments in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.
Furthermore, REITs pay distributions to their shareholders based upon available cash flow from operations. In many cases, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its earnings and profits. Distributions received from a REIT do not qualify for the intercorporate dividends received deductions and are taxable to the extent of the REIT’s earnings and profits. In addition, ordinary income distributions from a REIT generally do not qualify for the lower rate on “qualifying dividends.” Distributions in excess of a REIT’s earnings and profits are designated as return of capital and are generally not taxable to shareholders. However, return of capital distributions reduce tax basis in the REIT shares. Once a shareholder’s cost basis is reduced to zero, any return of capital is taxable as a capital gain. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for an Underlying Fund to extend the deadline for issuance of its Forms 1099-DIV.
Although an Underlying Fund will not invest directly in real estate, the Underlying Fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Risks of real estate securities and REITs include those risks that are more closely associated with investing in real estate securities directly than with investing in the stock market generally. These risks include, among others: (i) possible periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) periodic overbuilding, which creates gluts in the market; (v) extended vacancies of properties; (vi) increases in competition, property taxes, and operating expenses; (vii) changes in laws (such as zoning laws) that impair the property rights of real estate owners; (viii) costs resulting from the cleanup of, and liability to, third parties for damages resulting from environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from floods, earthquakes, or other natural disasters; (xi) limitations on and variations in rents; (xii) changes in interest rates; (xiii) acts of terrorism, war, or other acts of violence; and (xiv) adverse developments in the real estate industry.
In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skills and are not diversified (which subjects them to the risk of financing for a single or a limited number of projects). REITs are also subject to heavy cash flow dependency, default by borrowers,
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self-liquidation, and the possibility of failing to qualify for special tax treatment under the Code and to maintain an exemption under the 1940 Act. To the extent an Underlying Fund invests in international REITs, such a REIT may be considered a “passive foreign investment company” which may result in an adverse situation for the Underlying Fund.
Stock Purchase Rights
Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the stock purchase rights is normally at a discount from market value of the common stock at the time of distribution. The stock purchase rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.
As a result, an investment in stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a stock purchase right does not necessarily change with the value of the underlying securities, and they expire worthless if they are not exercised on or prior to their expiration date.
Unseasoned Companies
Unseasoned companies are companies with a record of less than three (3) years’ continuous operation, including the operations of any predecessors and parents. These companies have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
FIXED-INCOME INVESTMENTS
The value of fixed-income or debt instruments may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt instruments with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.
While some countries or companies may be regarded as favorable investments, pure fixed-income opportunities may be unattractive or limited due to insufficient supply, legal, or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.
At times, in connection with the restructuring of a preferred stock or fixed-income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed-income instrument. Depending upon, among other things, the adviser’s or a sub-adviser’s evaluation of the potential value of such securities in relation to the price that could be obtained by an Underlying Fund at any given time upon sale thereof, the Underlying Fund may determine to hold such securities in its portfolio.
Debt obligations that are deemed investment grade carry a rating of at least Baa3 from Moody’s or BBB- from S&P or a comparable rating from another NRSRO or, if not rated by a NRSRO, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa3 or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.
Management of fiscal and monetary policy by the Board of Governors of the Federal Reserve System (the “Federal Reserve”) in the U.S. and central banks or other authorities in other nations may affect the fixed income markets. Federal Reserve or central bank policies, such as changes in the interest rate, purchases of government securities and other actions could affect interest rates, volatility, and inflation, all of which could affect the value and liquidity of debt securities.
Asset-Backed Securities
Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, equipment leases, trade receivables, credit card receivables and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, each Underlying Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Funds must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-backed and asset-backed securities, a Fund takes the position that such instruments do not represent interests in any particular industry or group of industries.
Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to CMOs and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity.
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Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar Funds.
Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
Asset-backed securities can also include collateralized putable notes (“CPNs”). A CPN represents interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. A CPN is also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.
The principal on asset-backed securities, like mortgage-backed securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by an Underlying Fund will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. An Underlying Fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
The coupon rate of interest on mortgage-backed and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate. However, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.
Risks Associated with Investing in Asset-Backed Securities
Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.
Asset-backed securities backed by certain types of collateral tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.
It is expected that governmental, government-related or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for a Fund.
The asset-backed securities in which a Fund may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables, and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.
The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt instruments. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.
Corporate Asset-Backed Securities
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Corporate asset-backed securities, which are issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.
Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.
Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security.
Banking Industry Obligations, Savings Industry Obligations, and Other Short-Term Investments
Banking industry and savings industry obligations include, but are not limited to: (i) certificates of deposit, (ii) fixed time deposits, (iii) bankers’ acceptances, and (iv) other short term debt obligations issued by commercial banks. An Underlying Fund will not invest in obligations issued by a bank unless: (i) the bank is a U.S. bank and a member of the FDIC; and (ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Underlying Fund’s investment is limited to the FDIC-insured amount of $250,000. Certificates of deposit and bankers’ acceptances acquired by an Underlying Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. government.
Certificates of Deposit and Bankers’ Acceptances
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.
Fixed Time Deposits
An Underlying Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Fixed time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed time deposits which: (i) are not subject to prepayment; or (ii) provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, such investment would mean that the Underlying Fund would exceed its limitation in illiquid securities.
Commercial Paper
Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which, the lender may determine to invest varying amounts.
An Underlying Fund may invest in commercial paper (including variable rate master demand notes and extendable commercial notes) denominated in U.S. dollars and issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, the Underlying Fund may invest in commercial paper: (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P; (ii) if not rated by either Moody’s or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.
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Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount under the note, at any time, up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, an Underlying Fund’s adviser or a sub-adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. An Underlying Fund’s adviser or a sub-adviser also will consider the extent to which the variable rate master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or S&P. An Underlying Fund may invest in them only if the adviser or a sub-adviser believes that, at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by an Underlying Fund to have a maturity of one day unless a sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody’s and S&P ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.
Corporate Obligations
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten (10) years or more, a Fund may purchase corporate obligations which have remaining maturities of one (1) year or less from the date of purchase and which are rated “Aa” or higher by Moody’s, “AA” or higher by S&P, or have received a comparable rating by another NRSRO, or if not rated by a NRSRO, are determined by the adviser or sub-adviser to be of comparable quality.
Limitations on Investment
Commercial paper and short-term notes will consist of issues rated at the time of purchase Prime-2 by Moody’s or A-2 by S&P), or similarly rated by another NRSRO or, if unrated, will be determined by the adviser or the sub-adviser to be of comparable quality. These rating symbols are described in Appendix A.
When an Underlying Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit in the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that an Underlying Fund may acquire.
For foreign banks there is a possibility that liquidity could be impaired because of: (i) future political and economic developments; (ii) the obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to U.S. banks.
In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
Corporate Debt instruments
Corporate debt instruments include corporate bonds, debentures, notes, and other similar corporate debt instruments, including convertible securities.
The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security may not be able to meet its obligations on interest or principal payments at the time called for by the instrument.
Debt instruments that are deemed investment-grade carry a rating of at least Baa from Moody’s or BBB from S&P, or a comparable rating from another NRSRO or, if not rated by an NRSRO, are determined by the adviser to be of comparable quality. Debt instruments rated Baa or BBB, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Bonds, and particularly those rated BBB- or Baa3, have speculative characteristics and may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.
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New issues of certain debt instruments are often offered on a when-issued or firm-commitment basis; meaning, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a Fund will not accrue any income on these securities prior to delivery. An Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt instruments assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.
Credit-Linked Notes (“CLNs”)
A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or an Underlying Fund in this case. A CLN is issued by a trust, a special purpose vehicle, and is collateralized by securities. A CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, a CLN holder receives either a fixed or a floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. A CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, a CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). An Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.
Floating and Variable Rate Instruments
Floating and variable rate instruments normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such instruments are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating and variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). An Underlying Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by an Underlying Fund. These bonds are more defensive than conventional long-term bonds in that they protect to some degree against a rise in interest rates, while providing greater opportunity than comparable intermediate term bonds since an Underlying Fund may retain the bond if interest rates decline. By acquiring these types of instruments, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.
Variable rate instruments held by an Underlying Fund may have maturities of more than one year, provided: (i) the Underlying Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. An Underlying Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate instrument defaulted on its payment obligations, an Underlying Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. An Underlying Fund may invest in variable rate instruments only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of these instruments will be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven (7) business days in the usual course of business, without taking a reduced price will be treated as illiquid securities.
Credit rating agencies frequently do not rate floating and variable rate instruments; however, an Underlying Fund’s adviser or sub-adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Underlying Fund. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by an Underlying Fund. The absence of such an active secondary market could make it difficult for an Underlying Fund to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the Underlying Fund is not entitled to exercise its demand rights, and the Underlying Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit. Money market instruments with a maturity of 60 days or less provide duration exposure similar to the floating rate debt in which an Underlying Fund invests. Such money market instruments are considered, for the purposes of an Underlying Fund’s investment, to be floating rate debt.
By acquiring these instruments, an Underlying Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer) to purchase the security at an agreed-upon price, which rights is contained in the obligation itself rather than in a separate agreement with the seller or some other person. If an issuer of a variable rate demand note defaulted on its payment obligation, an Underlying Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. An Underlying Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by an Underlying Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.
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Government Trust Certificates
Government trust certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than Aaa by Moody’s or less than AAA by S&P or have received a comparable rating by another NRSRO.
Guaranteed Investment Contracts (“GICs”)
GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund in the insurance company’s general account. The insurance company then credits to the Underlying Fund, on a monthly basis, guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Underlying Fund which are not readily marketable, will not exceed the Underlying Fund’s allowable limit for illiquid securities. The term of a GIC will be one (1) year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.
High-Yield Bonds
High-yield bonds often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock, and mortgage-backed securities, and securities convertible into the foregoing. Investments in high-yield bonds generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt instruments, but they also typically entail greater potential price volatility and principal and income risk.
High-yield bonds are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in an Underlying Fund’s NAV. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.
The yields earned on high-yield bonds generally are related to the quality ratings assigned by NRSROs. (See Appendix A.)
Certain securities held by an Underlying Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by an Underlying Fund during a time of declining interest rates, the Underlying Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
While the adviser or a sub-adviser may refer to ratings issued by established credit rating agencies, it is not an Underlying Fund’s policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the sub-adviser’s own independent and ongoing review of credit quality. To the extent an Underlying Fund invests in these lower rated securities, the achievement of its investment objective may be more dependent on the sub-adviser’s own credit analysis than in the case of a fund investing in higher quality fixed-income securities. These lower rated securities may also include zero-coupon bonds, deferred interest bonds, and pay-in-kind (“PIK”) bonds.
Risks Associated with Investing in High Yield Bonds
Medium- to lower rated and unrated securities tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:
High-Yield Bond Market - A severe economic downturn or increase in interest rates might increase defaults in high yield bonds issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield bonds, thus disrupting the market for such securities.
Sensitivity to Interest Rate and Economic Changes - High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are U.S. Treasury or investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield bonds tend not to fall as much as U.S. Treasury or investment grade bonds. Conversely when interest rates fall, high-yield bonds tend to underperform U.S. Treasury and investment grade bonds because high-yield bond prices tend not to rise as much as the prices of these bonds.
The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield bonds to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield bonds could also be at greater risk because high yield bonds are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield bond owned by an Underlying Fund defaults, the Underlying Fund may incur additional expenses in seeking recovery. In addition, periods of economic uncertainty
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and changes can be expected to result in increased volatility of market prices of high-yield bonds and an Underlying Fund’s NAV. Furthermore, in the case of high-yield bonds structured as zero-coupon or pay in kind bonds, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.
Payment Expectations - High-yield bonds present risks based on payment expectations. For example, high-yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, an Underlying Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield bonds may decrease in a rising interest rate market. In addition, there is a higher risk of nonpayment of interest and/or principal by issuers of high-yield bonds than in the case of investment grade bonds.
Liquidity and Valuation Risks - Lower rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield bonds tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield bonds may not be as liquid as U.S. Treasury and investment grade bonds. The ability of an Underlying Fund’s board to value or sell high-yield bonds will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds more than other securities, especially in a thinly traded market. To the extent an Underlying Fund owns illiquid or restricted high-yield bonds; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.
At times of less liquidity, it may be more difficult to value high-yield bonds because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.
Taxation - Special tax considerations are associated with investing in high-yield bonds structured as zero-coupon or pay-in-kind bonds. An Underlying Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.
Limitations of Credit Ratings - The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield bonds. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of NRSROs such as Moody’s and S&P are considered, the adviser or sub-adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of an Underlying Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. The adviser or sub-adviser continually monitors the investments in each Underlying Funds’ portfolio and carefully evaluates whether to dispose of or retain high-yield bonds whose credit ratings have changed. An Underlying Fund may retain a security whose rating has been changed.
Congressional Proposals. New laws and proposed laws may negatively affect the market for high-yield bonds. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high-yield bonds, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high-yield bonds. Any such proposals, if enacted, could have negatively affected an Underlying Fund’s NAV.
Loans
Investment Quality; Credit Analysis
In acquiring a loan, the sub-adviser will consider some or all of the following factors concerning the borrower: ability to service debt from internally generated funds; adequacy of liquidity and working capital; appropriateness of capital structure; leverage consistent with industry norms; historical experience of achieving business and financial projections; the quality and experience of management; and adequacy of collateral coverage. The sub-adviser performs its own independent credit analysis of each borrower. In so doing, the sub-adviser may utilize information and credit analyses from agents that originate or administer loans, other lenders investing in a loan, and other sources. The sub-adviser also may communicate directly with management of the borrowers. These analyses continue on a periodic basis for any Senior Loan held by an Underlying Fund.
Senior Loan Characteristics
Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. An Underlying Fund may also receive guarantees as a form of collateral. Senior Loans are typically structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid; it cannot be drawn upon again.
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Sometimes there may be two or more term loans and they may be secured by different collateral, have different repayment schedules and maturity dates. In addition to revolving loans and term loans, Senior Loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. An Underlying Fund typically invests only in the term loan portions of Senior Loan structures, although it does sometimes invest in the revolving loan portions and the pre-funded letters of credit portions.
By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower’s collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (“LIBOR”). For example, if LIBOR were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on Senior Loans, float, i.e., they change as market rates of interest change.
Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for its loan will change. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.
Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services.
The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.
Loan agreements may provide for the termination of the agent’s agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment inter-positioned between an Underlying Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the Underlying Fund should not be included in such person’s or entity’s bankruptcy estate. If, however, any such amount were included in such person’s or entity’s bankruptcy estate, an Underlying Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, an Underlying Fund could experience a decrease in the NAV.
An Underlying Fund acquires Senior Loans from lenders such as commercial and investment banks, insurance companies, finance companies, other investment companies and private investment funds.
An Underlying Fund typically invests in Senior Loans primarily by purchasing an assignment of a portion of a Senior Loan from a third party, either in connection with the original loan transaction (i.e., in the primary market) or after the initial loan transaction (i.e., in the secondary market). When an Underlying Fund purchases a Senior Loan in the primary market, it may share in a fee paid to the original lender. When an Underlying Fund purchases a Senior Loan in the secondary market, it may pay a fee to, or forego a portion of interest payments from, the lender making the assignment. An Underlying Fund may also make its investments in Senior Loans through the use of derivative instruments such as participations, credit-linked notes, credit default swaps, and total return swaps as long as the reference obligation for any such instrument is a Senior Loan.
Investments through the use of such derivative instruments involve counter party risk, i.e., the risk that the party from which such instrument is purchased will not perform as agreed. Unlike an assignment as described below, an Underlying Fund does not have a direct contractual relationship with the borrower. An Underlying Fund seeks to minimize such counter party risk by purchasing such investments only from large, well established and highly rated counter parties.
There is no minimum rating or other independent evaluation of a borrower limiting an Underlying Fund’s investments and most Senior Loans that the Underlying Fund may acquire, if rated, will be rated below investment-grade credit quality.
Assignments
When an Underlying Fund is a purchaser of an assignment, it succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. These rights include the ability to vote along with the other lenders on such matters as enforcing the terms of the loan agreement (e.g., declaring defaults, initiating collection action, etc.). Taking such actions typically requires at least a vote of the lenders holding a majority of the investment in the loan and may require a vote by lenders holding two-thirds or more of the investment in the loan. Because an Underlying Fund usually does not hold a majority of the investment in any loan, it will not be able by itself to control decisions that require a vote by the lenders.
Acquisition Costs
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When an Underlying Fund acquires an interest in a Senior Loan in the primary market, it typically acquires the loan at par less its portion of the fee paid to all originating lenders. When an Underlying Fund acquires an interest in a Senior Loan in the secondary market, it may be at par but typically the Underlying Fund will do so at premium or discount to par.
Originating Loans
The Fund has the ability to act as an agent in originating and administering a loan on behalf of all lenders or as one of a group of co-agents in originating loans. However, the Fund has not acted as agent or co-agent on any loans and has no present intention of doing so in the future. An agent for a loan is required to administer and manage the loan and to service or monitor the collateral. The agent is also responsible for the collection of principal, interest, and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower’s financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the loan.
Lenders generally rely on the agent to collect their portion of the payments on a loan and to use the appropriate creditor remedies against the borrower. Typically under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the loan and other fees on a continuing basis. The precise duties and rights of an agent are defined in the loan agreement.
When the Fund is an agent, it has as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the loan to the lenders, if any, assumes all risks associated with the loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan, which percentage varies depending on the relative loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or relating collateral therefore, frequently require the unanimous vote or consent of all lenders affected. When the Fund participates as an original lender, it typically acquires the loan at par.
Pursuant to the terms of a loan agreement, the agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the borrower. Generally, loan agreements will hold the agent liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower’s default on a loan, the loan agreements provide that the lenders do not have recourse against the Fund for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.
In a typical interest in a Senior Loan, the agent administers the loan and has the right to monitor the collateral. The agent is also required to segregate the principal and interest payments received from the borrower and to hold these payments for the benefit of the lenders. The Fund normally looks to the agent to collect and distribute principal of, and interest on, a Senior Loan. Furthermore, the Fund looks to the agent to use normal credit remedies, such as to foreclose on collateral, monitor credit loan covenants, and notify the lenders of any adverse changes in the borrower’s financial condition or declarations of insolvency. At times the Fund may also negotiate with the agent regarding the agent’s exercise of credit remedies under a Senior Loan. The agent is compensated for these services by the borrower as set forth in the loan agreement. Such compensation may take the form of a fee or other amount paid upon the making of the Senior Loan and/or an ongoing fee or other amount.
The loan agreements in connection with Senior Loans set forth the standard of care to be exercised by the agents on behalf of the lenders and usually provide for the termination of the agent’s agency status in the event that it fails to act properly, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy or if the agent resigns. In the event an agent is unable to perform its obligations as agent, another lender would generally serve in that capacity.
Additional Information on Loans
Loans in which the Fund invests are typically made to business borrowers to finance leveraged buyouts, recapitalizations, mergers, stock repurchases, and to finance internal growth. Such loans usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow and restrictions on dividend payments, and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, which is not waived by the agent, is normally an event of acceleration, i.e., the agent has the right to call the loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the loan in an order of maturity described in the loan documents. Under certain interests in loans, the Fund may have an obligation to make additional loans upon demand by the borrower. The Fund intends to ensure its ability to satisfy such demands by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover such obligations.
The Fund believes that the principal credit risk associated with acquiring loans from another lender is the credit risk associated with the borrower of the underlying loan. The Fund may incur additional credit risk when the Fund acquires a participation in a loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired. However, in acquiring loans, the Fund conducts an analysis and evaluation of the financial condition of each such lender. In this regard, if the lenders have a long-term debt rating, the long-term debt of all such participants is rated “BBB-” or better by S&P or “Baa3” or better by
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Moody’s, or has received a comparable rating by another NRSRO. In the absence of rated long-term debt, the lenders or, with respect to a bank, the holding company of such lenders have commercial paper outstanding which is rated at least “A-1” by S&P or “P-1” by Moody’s. In the absence of such rated long-term debt or rated commercial paper, the Fund may acquire participations in loans from lenders whose long-term debt and commercial paper is of comparable quality to the foregoing rating standards as determined by the adviser under the supervision of the Trustees. The Fund also diversifies its portfolio with respect to lenders from which the Fund acquires loans. (See “Investment Restrictions.”)
Loans, unlike certain bonds, usually do not have call protection. This means that investments comprising the Fund’s portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty. The Fund generally holds loans to maturity unless it has become necessary to sell them to satisfy any shareholder repurchase offers or to adjust the Fund’s portfolio in accordance with the adviser’s or sub-adviser’s view of current or expected economic or specific industry or borrower conditions.
Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. Prepayment may be deferred by the Fund. This should, however, allow the Fund to reinvest in a new loan and recognize as income any unamortized loan fees. In many cases this will result in a new facility fee payable to the Fund.
Because interest rates paid on these loans fluctuate periodically with the market, it is expected that the prepayment and a subsequent purchase of a new loan by the Fund will not have a material adverse impact on the yield of the portfolio. (See “Portfolio Transactions.”)
Under a loan, the borrower generally must pledge as collateral, assets which may include one or more of the following: cash, accounts receivable, inventory, property, plant and equipment, both common and preferred stocks in its subsidiaries, trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral. In some instances, a loan may be secured only by stock in a borrower or its affiliates. However, there is no assurance that the borrower would provide additional collateral, that the liquidation of the existing collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal, or that such collateral could be readily liquidated.
The Fund may be required to pay and receive various fees and commissions in the process of purchasing, selling, and holding loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees, and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of closing.
Hybrid Loans
The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer covenants or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, an Underlying Fund may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.
Loan Participations and Assignments
An Underlying Fund’s investment in loan participations typically will result in the Underlying Fund having a contractual relationship only with the lender and not with the borrower. An Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participation, an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Underlying Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, an Underlying Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an Underlying Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When an Underlying Fund purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by an Underlying Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, an Underlying Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and an Underlying Fund’s ability to dispose of particular assignments or participation when necessary to meet redemption
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of Underlying Fund shares, to meet the Underlying Fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for an Underlying Fund to value these securities for purposes of calculating its NAV.
Subordinated and Unsecured Loans
Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder’s subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.
Mortgage Backed Securities
Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans secured by real property. The types of mortgage-backed securities an Underlying Fund may invest in include adjustable rate mortgage securities, agency related mortgage-backed securities, CMOs, interest/principal only stripped mortgage-backed securities (“SMBS”), REMICS, and subordinated mortgage securities. Most mortgage-backed securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers. An Underlying Fund may invest only in those mortgage-backed securities that meet its credit quality and portfolio maturity requirements.
Mortgage-backed securities issued by commercial banks, private mortgage insurance companies, mortgage bankers, and other secondary market issuers create pass through pools of conventional residential mortgage loans. In addition, such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the pass through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.
It is expected that governmental or private entities may create mortgage loan pools offering pass through investments in addition to those described above. As new types of pass through securities are developed and offered to investors, the adviser or the sub-adviser may, consistent with a Fund’s investment objective, policies, and restrictions, consider making investments in such new types of securities.
Other types of mortgage backed securities in which a Fund may invest include debt instruments that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage backed bonds and newer CMOs.
Mortgage backed bonds are secured by pools of mortgages, but unlike pass through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.
An additional class of mortgage-backed securities includes parallel-pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.
Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.
Risks of Investing in Mortgage-Backed Securities
Investments in mortgage backed securities involve certain risks. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.
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In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage backed securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-backed securities held by a Fund may be lengthened.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities.
In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-backed securities owned by an Underlying Fund. Because investments in mortgage backed securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy.
For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.
Additionally, although mortgages and mortgage backed securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.
Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only (“IO”) class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. An Underlying Fund could fail to fully recover its initial investment in a CMO residual or a SMBS.
Some of these mortgage-backed securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.
Adjustable Rate Mortgage Securities (“ARMS”)
ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMS tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow an Underlying Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, an Underlying Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Underlying Fund. Further, because of this feature, the values of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.
Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.
The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.
There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: (i) those based on U.S. Treasury securities; and (ii) those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.
Agency-Mortgage-Backed Securities
Agency mortgage securities mortgage-backed securities are issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage-backed securities currently available including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities. The dominant issuers or guarantors of mortgage-backed securities today are GNMA, FNMA, and the FHLMC. GNMA creates pass-through securities from pools
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of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers. These instruments might be considered derivatives. The primary risk associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. (See “U.S. Government Securities.”)
FNMA: FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.
Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.
FHLMC Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.
The mortgage loans underlying FHLMC securities typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.
FHLMC issues certificates representing interests in mortgage loans. FHLMC guarantees, to each holder of a FHLMC certificate, timely payment of the amounts representing a holder’s proportionate share in: (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder’s proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC certificate, in each case whether or not such amounts are actually received. FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.
GNMA Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.
GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buy down” mortgage loans); (viii) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes.
The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. FNMA and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-backed securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.
The average life of a GNMA certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA certificates. However, statistics published by the Federal Housing Administration (“FHA”) indicate that the average life of single family dwelling mortgages with 25 to 30 year maturities, the type of mortgages backing the vast majority of GNMA certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA certificates as 30 year mortgage backed securities that prepay fully in the twelfth year.
The coupon rate of interest of GNMA certificates is lower than the interest rate paid on the Veterans Administration (“VA”) guaranteed or FHA insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA certificates. First, GNMA certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned.
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Finally, the actual yield of a GNMA certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of an Underlying Fund would be reduced.
Collateralized Mortgage Obligations
A CMO is a hybrid between a mortgage-backed bond and a mortgage pass through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the FHLC, or the FNMA, and their income streams.
CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of guaranteed pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct pass-through of payments. CMOs are structured into multiple classes or “tranches,” each bearing a different date of maturity. Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.
CMOs are issued by entities that operate under order of the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as an Underlying Fund) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, an Underlying Fund may invest in securities issued by certain “exempted issuers” without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (iii) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies.
Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.
In a typical CMO transaction, a corporation issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds (“Bonds”). Proceeds of the CMO bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C and Z. An Underlying Fund’s A, B, and C Bonds all bear current interest. Interest on the Underlying Fund’s Z Bond is accrued and added to the principal; a like amount is paid as principal on the Underlying Fund’s A, B, and C Bonds currently being paid off. When an Underlying Fund’s A, B, and C Bonds are paid in full, interest and principal on the Fund’s Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators.
Interest/Principal Only Stripped Mortgage-Backed Securities (“SMBS”)
SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing.
SMBS are usually structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all the interest (the Interest-Only or “IO” class), while the other class will receive the entire principal (the Principal-Only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the adviser or sub-adviser under guidelines and standards established by an Underlying Fund’s board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.
Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Privately Issued Mortgage-Backed Securities
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Mortgage-backed securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-backed securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages. Each Underlying Fund limits its investments in privately issued mortgage-backed securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.
An Underlying Fund may invest in, among other things, “parallel pay” CMOs, Planned Amortization Class CMOs (“PAC Bonds”) and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests. An Underlying Fund will not invest in residual REMICs. Guaranteed REMIC pass through certificates (REMIC Certificates) issued by FNMA, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA guaranteed mortgage pass through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. GNMA REMIC Certificates are supported by the full faith and credit of the U.S. Treasury.
Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.
Mortgage-backed securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government mortgage-backed securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-backed securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.
These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of credit enhancement. These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies, or letters of credit through various means of structuring the transaction or through a combination of such approaches.
Subordinated Mortgage Securities
Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.
The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.
In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.
Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.
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Generally, to the extent funds are available interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.
A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be affected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise.
Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.
A mortgage-backed security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder are exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. An Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.
An Underlying Fund’s adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. An Underlying Fund’s adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. An Underlying Fund seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments.
The adviser or sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.
Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.
A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.
The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings banks, commercial banks or similar institutions and mortgage banking companies.
Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.
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The mortgage pool is administered by a master service who: (i) establishes requirements for each service; (ii) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (iii) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.
Municipal Securities
Municipal securities are debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities of states, and multi-state agencies or authorities, the interest of which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax. From time to time, legislation restricting or limiting the federal income tax exemption for interest on municipal securities is introduced to Congress. Municipal securities include both notes (which have maturities of less than one (1) year) and bonds (which have maturities of one (1) year or more) that bear fixed or variable rates of interest.
In general, “municipal securities” debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water, and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.
The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt instruments may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized, and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.
Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.
Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Underlying Funds.
Risk of Investing in Municipal Securities
Municipal securities are subject to credit risk and market risk. Generally, prices of higher quality issuers tend to fluctuate less with changes in market interest rates than prices of lower quality issuers, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. A Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. An Underlying Fund also may purchase municipal bonds due to changes in the sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for Underlying Fund shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect an Underlying Fund’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.
Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.
An Underlying Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.
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Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of an Underlying Fund’s municipal bonds in the same manner.
Industrial Development Bonds and Pollution Control Bonds
These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Moral Obligation Securities
Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. A moral obligation security is a type of state-issued municipal bond which is backed by a moral, not a legal, obligation. If the issuer of a moral obligation security cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality that created the issuer.
Municipal Lease Obligations and Certificates of Participation
Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although municipal lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, they are ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payment due under the municipal lease obligation. An Underlying Fund may also purchase certificates of participation, which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency, or authority. However, certain lease obligations contain non-appropriation clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.
The Underlying Funds will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (i) rated A or better by at least one NRSRO; (ii) secured by payments from a governmental lessee which has actively traded debt obligations; (iii) determined by the Underlying Fund’s adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (iv) contain legal features which the Underlying Fund’s adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.
Short-Term Municipal Obligations
These securities include the following:
Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.
Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.
Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.
Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or GNMA.
Short-term discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
Trust-Preferred Securities
Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and is treated by an Underlying Fund as debt investment.
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Generally, trust-preferred securities are cumulative preferred stock issued by a trust that is wholly-owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents three percent of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. These dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this structure is that the trust preferred securities may be treated by the financial institution as debt instruments for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.
In certain instances, the structure involves more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust-preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.
In identifying the risks associated with trust-preferred securities, the portfolio manager will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Fund.
U.S. Government Securities
U.S. government securities include instruments issued by the U.S. Treasury and federal agencies. U.S. Treasury securities include direct obligations of the U.S. Treasury, such as bills, notes, and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in interest rate, the length of maturity and the date of issuance. Federal agency securities are securities of certain U.S. government agencies and government-sponsored entities which are also backed by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (“FFB”), GNMA, VA, FHA, the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”), and the Small Business Administration (“SBA”).
Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship. Some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Fannie Mae, the Tennessee Valley Authority, and the Federal Farm Credit Bank System.
While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. Each Underlying Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.
On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve Freddie Mac’s and Fannie Mae’s assets and property and to put them in a sound and solvent condition. The U.S. Treasury initially pledged to provide up to $100 billion for each instrumentality as needed, in the event their liabilities exceeded their assets, and, on May 6, 2009, increased its maximum commitment for each instrumentality to $200 billion. On December 24, 2009, the U.S. Treasury allowed the cap to increase as necessary to accommodate any cumulative reduction in Freddie Mac’s and Fannie Mae’s net worth until the end of 2012. When the unlimited support expired at the beginning of 2013, the U.S. Treasury capped support for Freddie Mac at $149 billion and support for Fannie Mae at $125 billion. On August 17, 2012, the U.S. Treasury stated that it would require all profits earned during a quarter that exceed a capital reserve of $3 billion to be transferred to the U.S. Treasury.
The purpose of these actions is to allow Freddie Mac and Fannie Mae to sustain a positive net worth in order to avoid triggering mandatory receivership. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury initiative will be successful.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions place on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions place on Freddie Mac’s and Fannie Mae’s operations and activities under stock purchase agreements with the FHFA, market responses to developments at Freddie Mac and Fannie Mae and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
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On August 5, 2011, S&P lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8, 2011, S&P downgraded the long-term senior debt rating of Fannie Mae and Freddie Mac to AA+ with a negative outlook. The long-term impacts of the downgrades or the impacts of any future downgrade are unknown. However, the downgrades and any future downgrades could have a material adverse impact on global financial markets and worldwide economic conditions, and could negatively impact an Underlying Fund.
Zero-Coupon Bonds and PIK Bonds
Zero-coupon, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value and pay interest only at maturity rather than at intervals during the life of the security. PIK bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and PIK bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently and may involve greater credit risk than such bonds.
The discount of zero-coupon bonds and PIK bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, PIK bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest.
A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations.
The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A PIK bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. PIK bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and delayed interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.
A PIK bond is a debt obligation which provides that the issuer of the security may, at its option, pay interest or dividends on such security in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.
An Underlying Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Underlying Funds until the cash payment date or the securities mature. Under certain circumstances, an Underlying Funds could also be required to include accrued market discount or capital gain with respect to its PIK securities.
The risks associated with lower rated debt instruments apply to these securities. Zero-coupon and PIK securities are also subject to the risk that in the event of a default, an Underlying Fund may realize no return on its investment, because these securities do not pay cash interest.
FOREIGN/EMERGING MARKET EQUITY AND DEBT INVESTMENTS
Foreign securities include both U.S. dollar denominated and non-U.S. dollar denominated securities of foreign issuers. Foreign securities include securities issued by companies that are organized under the laws of countries other than the U.S. as well as securities that are issued or guaranteed by foreign governments or by foreign supranational entities. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities may be traded on foreign securities exchanges or in the foreign OTC markets. Foreign securities markets generally are not as developed or efficient as those in the United States.
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Foreign debt instruments represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including American Depositary Receipts (“ADRs”). These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, PIK securities, and zero-coupon securities.
In determining whether to invest in debt obligations of foreign issuers, an Underlying Fund will consider the relative yields of foreign and domestic debt instruments, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries, and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders. An Underlying Fund’s portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.
Investments in foreign securities offers potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.
An Underlying Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require an Underlying Fund to make distributions exceeding book income to qualify as a RIC for federal tax purposes.
Restrictions on Foreign Investments
Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as an Underlying Fund. For example, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund that invests in such countries. For example, an Underlying Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Underlying Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which an Underlying Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where an Underlying Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Underlying Fund of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to an Underlying Fund’s ability to repatriate investment income, capital, or the proceeds of sales of securities by foreign investors. An Underlying Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Underlying Fund of any restrictions on investments. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.
In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts each Underlying Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict an Underlying Fund’s investments in certain foreign banks and other financial institutions.
Risks of Investing in Foreign Securities
Investments in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any mutual fund investing in foreign securities while others relate more to the countries and regions in which an Underlying Fund invests.
Many of the risks are more pronounced for investments in emerging market countries, such as Russia and many of the countries of Africa, Asia, Eastern Europe, Latin America, and the Middle East. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets.
Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number
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of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated. Although a portion of an Underlying Fund’s investment income may be received or realized in foreign currencies, the Underlying Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.
Investments in foreign securities involve certain inherent risks, including the following:
Costs. The expense ratios of an Underlying Fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the United States and those within other countries and also factors relating to the general economic, governmental, and social conditions of the country or countries where the company is located. The extent to which an Underlying Fund will invest in foreign companies, foreign countries, and depositary receipts will fluctuate from time to time within the limitations described in the Underlying Fund’s prospectus, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic, and other conditions.
Currency Risks. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the realized appreciation or depreciation of investments so far as U.S. investors are concerned.
Economic Risks. The economies of many of the countries in which an Underlying Fund may invest are not as developed as the U.S. and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.
Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods, imposition of taxes, currency restrictions, and exchange control regulations. If foreign securities are not registered under the 1933 Act, the issuer generally does not have to comply with the disclosure requirements of the 1934 Act, as amended.
Litigation. An Underlying Fund may encounter substantial difficulties in obtaining and enforcing judgments again individuals and companies located in certain developing countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.
Market Characteristics. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Clearing and settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where an Underlying Fund’s assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund is uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Transactions in options on securities, futures contracts, futures options, and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of an Underlying Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.
Taxes. The interest payable on certain of an Underlying Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Underlying Fund’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by an Underlying Fund.
European Union. European Union (“EU”) member countries that have adopted the euro could abandon the euro and replace their currency through means that could include a return to their national currencies. It is possible that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment of the euro or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets could be adverse to the market values of various securities, currencies, and derivatives, and could create conditions of volatility and limited liquidity in various currency, securities, and other markets. The exit of any country out of the euro could have a destabilizing effect on that country and all Eurozone countries and their economies, and could have an adverse effect on the global economy and on global markets. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.
Depositary Receipts
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Securities of foreign issuers may take the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) or other similar securities representing interests in securities of foreign issuers (collectively “Depositary Receipts”). These securities are typically dollar denominated although their market price is subject to fluctuations of the foreign currencies in which the underlying securities are denominated.
ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities and are typically designed for U.S. investors. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs of the unsponsored facility. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Fund’s custodian in five days. A Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.
EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States. Typically these securities are traded on the Luxembourg exchange in Europe. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as EuroClear Bank and other foreign depositaries.
Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities. Non-voting Depositary Receipts evidence non-voting equity interests in a foreign issuer.
Eurodollar and Yankee Dollar Instruments
Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry the same risks as investing in foreign securities.
Eurodollar Convertible Securities
Eurodollar convertible securities are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. An Underlying Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the NYSE or the NYSE MKT, or that are convertible into publicly traded common stocks of U.S. companies. An Underlying Fund may also invest up to 15% of its total assets invested in Eurodollar convertible securities, taken at market value, that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.
Foreign Bank Obligations
Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
Foreign Currency Transactions
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Foreign currency transactions involve buying and selling securities denominated in currencies other than the U.S. dollar, and receive interest, dividends, and sale proceeds in other currencies. A Fund may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.
Foreign Mortgage-Backed Securities
Foreign mortgage-backed securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-backed securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, prepayment experience, and maturities of loans.
Sovereign Debt instruments/Brady Bonds
Sovereign debt instruments issued by governments of foreign countries. The sovereign debt in which an Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.
Brady Bonds represent a type of sovereign debt. These obligations were created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with the debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (“Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela, and may be issued by other emerging countries. Beginning in the early 2000s, certain countries began retiring their Brady Bonds, including Brazil, Colombia, Mexico, the Philippines and Venezuela.
Brady Bonds may be collateralized or uncollateralized, and are issued in various currencies (primarily the U.S. dollar), and are actively traded in the OTC secondary market. Brady Bonds are not considered to be U.S. government securities and are considered to be speculative. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.
Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).
Risks of Investing in Sovereign Debt/Brady Bonds
Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including an Underlying Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.
An Underlying Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of an Underlying Fund’s income distributions to constitute returns of capital for tax purposes or require the Underlying Fund to make distributions exceeding book income to qualify as a RIC for federal tax purposes.
Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest, potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer
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defaults on its obligations, an Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt instruments to obtain recourse may be subject to the political climate in the relevant country.
The issuers of the government debt instruments in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Fund may have few or no effective legal remedies for collecting on such debt.
Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Fund to suffer a loss of interest or principal on any of its holdings.
Supranational Agencies
Securities of supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.
DERIVATIVE INSTRUMENTS
Each Fund and the Underlying Funds may each invest in derivatives. Accordingly, in the following discussion regarding derivative instruments, references to “Underlying Funds” include each Fund.
A derivative is a financial instrument whose value is dependent upon the value of an underlying asset or assets. These underlying assets may include bonds, commodities, currency exchange rates, interest rates, stocks, or related indices. Types of derivatives include, but are not limited to, options, futures contracts, options on futures, forward currency contracts, swaps, and warrants. Derivative instruments may be used for a variety of reasons, including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for an Underlying Fund to invest than “traditional” securities would.
Transactions in derivative instruments may include:
•	the purchase and writing of options on securities (including index options) and options on foreign currencies;
•	the purchase and sale of futures contracts based on financial, interest rate, and securities indices, equity securities, or debt instruments; and
•	entering into forward contracts, swaps, and swap related products, such as equity index, interest rate, or currency swaps, credit default swaps (long and short), and related caps, collars, floors, and swaps.
Some derivatives may be used for hedging, meaning that they may be used when the adviser or sub-adviser seeks to protect an Underlying Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations, and other market factors. Derivatives may also be used when the adviser or sub-adviser seeks to maintain or increase liquidity; implement a cash management strategy; invest in a particular stock, bond, or segment of the market in a more efficient or less expensive way; modify the characteristics of an Underlying Fund’s portfolio investments; and/or to enhance return. However when derivatives are used, their successful use is not assured and will depend upon the adviser’s or sub-adviser’s ability to predict and understand relevant market movements. In addition, in the event that non-exchange-traded derivatives are used; they could result in a loss if the counterparty to the transaction does not perform as promised.
Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, an Underlying Fund will consider the creditworthiness of counterparties to OTC derivatives in the same manner as they would review the credit quality of a security to be purchased by an Underlying Fund. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
Risks of Derivative Instruments
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit an Underlying Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Underlying Fund can by making investments in specific securities.
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The value of some derivative instruments in which an Underlying Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of an Underlying Fund, the ability of an Underlying Fund to successfully utilize these instruments may depend in part upon the ability of the adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the adviser or a sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, an Underlying Fund could be exposed to the risk of loss.
The success of transactions in derivative instruments depends on an Underlying Fund’s adviser’s or sub-adviser’s judgment as to their potential risk and rewards. An Underlying Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Use of these instruments exposes an Underlying Fund to additional investment risks and transactions costs. If an Underlying Fund’s adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for an Underlying Fund, the Underlying Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of an Underlying Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Underlying Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Underlying Fund to close out or to liquidate its derivatives positions. In addition, an Underlying Fund’s uses of such instruments may cause the Underlying Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. The loss from investing in derivative instruments is potentially unlimited.
There can be no assurance that the use of derivative instruments will benefit an Underlying Fund.
Commodity Pool Operator (“CPO”) Exclusion
The Adviser, on behalf of each Underlying Fund has claimed an exclusion from the definition of a “CPO” under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO with respect to the Underlying Funds.
In February 2012, the CFTC adopted regulatory changes that may impact an Underlying Fund by subjecting the Underlying Fund’s adviser or sub-adviser to registration with the CFTC as a CPO and commodity trading adviser (”CTA“) of the Underlying Fund, unless the Underlying Fund is able to comply with certain trading and marketing limitations on its investments in futures, many OTC derivatives, and certain other instruments. If an Underlying Fund’s adviser or sub-adviser becomes subject to CFTC registration as a CPO and CTA, the disclosure and operations of the Underlying Fund would need to comply with applicable CFTC regulations. Compliance with these additional registration and regulatory requirements may increase an Underlying Fund expenses. In August 2013, the CFTC adopted final regulations designed to harmonize obligations of CPOs under CFTC Part 4 Regulations. The final regulations potentially mitigate certain disclosure and operational burdens if CPO registration were required for an Underlying Fund’s adviser.
Forwards, Futures, and Options
A forward contract obligates its purchaser to buy a given amount of a specified asset at some stated time in the future at the forward price. Similarly, the seller of the contract is obligated to deliver the asset at the forward price. Forward contracts are not traded on exchanges and are considered OTC contracts.
Futures contracts are created and traded on organized futures exchanges. Futures contracts are highly standardized in terms of the amount and type of the underlying asset involved and the available dates in which it can be delivered. The exchanges themselves provide assurances that contracts will be honored through clearinghouses.
An option is a derivative security that gives the buyer (holder) the right, but not the obligation, to buy or sell a specified quantity of a specified asset within a specified time period. An option contract differs from the futures contract in that the option contract gives the buyer the price, but not the obligation, to purchase or sell a security at a later date at the specified price.
Risks Associated with Investing in Forwards, Futures, and Options
Imperfect Correlation of Hedging Instruments – An Underlying Fund’s abilities to effectively hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Underlying Fund’s securities. In the case of futures and options based on an index, an Underlying Fund will not duplicate the components of the index, and in the case of futures and options on debt instruments, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, an Underlying Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.
For example, if an Underlying Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, an Underlying Fund would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which an Underlying Fund has a position and the portfolio securities the Underlying Fund is attempting to hedge, which could result in a loss on both the Underlying Fund and the hedging instrument. In addition, an Underlying Fund may enter into transactions in forward contracts or options on foreign currencies in order to
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hedge against exposure arising from the currencies underlying such forwards. In such instances, an Underlying Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.
It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where an Underlying Fund enters into transactions in options or futures on narrow based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Underlying Fund’s portfolio or the intended acquisitions being hedged.
The trading of futures contracts, options, and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures, and forward markets. In this regard, trading by speculators in options, futures, and forward contracts has, in the past, occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.
The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
Further, with respect to options on securities, options on stock indices, options on currencies, and options on futures contracts, an Underlying Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by an Underlying Fund in connection with such transactions.
In selling a covered call option on a security, index or futures contract, an Underlying Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where an Underlying Fund sells a call option on a stock index and segregates securities, such securities may not match the composition of the index and the Underlying Fund may not be fully covered. As a result, an Underlying Fund could be subject to risk of loss in the event of adverse market movements.
The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of an Underlying Fund’s holdings. When an Underlying Fund sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and an Underlying Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Underlying Fund’s portfolio holdings or any increase in the cost of the instruments to be acquired.
When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option; however, and the option is exercised, an Underlying Fund will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, an Underlying Fund may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.
In the event of the occurrence of any of the foregoing adverse market events, an Underlying Fund’s overall return may be lower than if it had not engaged in the hedging transactions.
It should also be noted that an Underlying Fund may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts, and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. An Underlying Fund will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by an Underlying Fund may not fully protect it against risk of loss and, in any event, the Underlying Fund could suffer losses on the option position, which might not be offset by corresponding portfolio gains.
An Underlying Fund may also enter into transactions in futures contracts, options on futures contracts, and forward contracts for other than hedging purposes, which could expose the Underlying Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectus and in this SAI and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.
With respect to entering into straddles on securities, an Underlying Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised, and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing an Underlying Fund with two simultaneous premiums on the same security, but involve additional risk; since the Underlying Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.
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Risk of a Potential Lack of a Liquid Secondary Market Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where an Underlying Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities or other assets held by the Underlying Fund or decreases in the prices of securities or other assets the fund intends to acquire. Where an Underlying Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose that fund to greater risk.
Options on Futures Contracts - The amount of risk an Underlying Fund assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency, or futures contracts.
Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While an Underlying Fund will enter into options or futures positions only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by an Underlying Fund, and that fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement, or meet ongoing variation margin requirements. Under such circumstances, if an Underlying Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, could have an adverse impact on an Underlying Fund’s ability to effectively hedge its portfolio, and could result in trading losses.
The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by daily price fluctuation limits established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions, and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.
The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse, or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The sub-adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of an Underlying Fund.
Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges - Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity, and other risks outlined herein. In addition, such transactions are subject to the risk of governmental actions affecting trading in, or the prices of, currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.
Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which an Underlying Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures, or options markets until the following day, thereby making it more difficult for an Underlying Fund to respond to such events in a timely manner.
Settlements of exercises of OTC forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes, or other charges.
Unlike many transactions entered into by an Underlying Fund in futures contracts and exchange-traded options, options on foreign currencies, forward contracts, and OTC options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could
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therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.
In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of an Underlying Fund’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts and the Underlying Fund could be required to retain options purchased or sold, or forward contracts entered into until exercise, expiration, or maturity. This in turn could limit an Underlying Fund’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.
Further, OTC transactions are not subject to the guarantee of an exchange clearinghouse, and an Underlying Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Underlying Fund’s ability to enter into desired hedging transactions. An Underlying Fund will enter into an OTC transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser or sub-adviser.
Options on securities, options on stock indices, futures contracts, options on futures contracts, and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges and may be subject to different margin, exercise, settlement, or expiration procedures. As a result, many of the risks of OTC trading may be present in connection with such transactions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Option Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting an Underlying Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.
The purchase and sale of exchange-traded foreign currency options is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.
Policies on the Use of Futures and Options on Futures Contracts - An Underlying Fund may engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the Act to engage in a de minimis amount of such transactions in futures and related options for non bona fide hedging without registering as commodity pool operators.
Forward and Futures Contracts
Forward Foreign Currency Exchange Contracts:
An Underlying Fund that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar and receive interest, dividends, and sale proceeds in currencies other than the U.S. dollar; Therefore, an Underlying Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.
Forward contracts for foreign currency (forward foreign currency exchange contracts) obligate the seller to deliver, and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers.
These contracts may be used for hedging to attempt to minimize the risk to an Underlying Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies.
An Underlying Fund may enter into a forward foreign currency exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward foreign currency exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. An Underlying Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the
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underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors, including the ability of the sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, an Underlying Fund may experience losses or gains on both the underlying security and the cross currency hedge.
Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
The precise matching of the forward foreign currency exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for an Underlying Fund to purchase additional foreign currency on the spot market (i.e., cash) (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency an Underlying Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward foreign currency exchange contracts involve the risk that anticipated currency movements will not be accurately predicted, causing an Underlying Fund to sustain losses on these contracts and transaction costs.
At or before the maturity of a forward foreign currency exchange contract requiring an Underlying Fund to sell a foreign currency exchange currency, the Underlying Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, an Underlying Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. An Underlying Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.
The cost of engaging in forward foreign currency exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.
Although an Underlying Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. An Underlying Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer.
If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, an Underlying Fund may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. An Underlying Fund will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the Underlying Fund’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.
Alternatively, when an adviser or sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward foreign currency exchange contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of an Underlying Fund’s securities denominated in, or exposed, to such foreign currency. The precise matching of the forward foreign currency exchange contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward foreign currency exchange contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.
An Underlying Fund will also enter into transactions in forward foreign currency exchange contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, an Underlying Fund may purchase a given foreign currency through a forward foreign currency exchange contract if, in the judgment of the sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, an Underlying Fund may sell the currency through a forward foreign currency exchange contract if the adviser or a sub-adviser believes that its value will decline relative to the dollar.
An Underlying Fund will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, an Underlying Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.
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An Underlying Fund will have established procedures consistent with statements by the SEC and its staff regarding the use of forward foreign currency exchange contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which an Underlying Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward foreign currency exchange contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward foreign currency exchange contracts. In such event an Underlying Fund’s ability to utilize forward contracts in the manner set forth above may be restricted.
An Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the adviser or a sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. An Underlying Fund may also hold foreign currency in anticipation of purchasing foreign securities. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Futures Contracts and Options on Futures Contracts:
An Underlying Fund may enter into futures contracts, including futures contracts related to stock indices and interest rates among others. In addition, an Underlying Fund may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.
A futures contract is an agreement between two parties providing for the purchase and sale of a specified type and amount of a financial instruments or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of stock index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts generally call for settlement only on a certain date and cannot be “exercised” at any other time during their term. Futures contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity.
Put and call options on futures contracts may be traded by an Underlying Fund in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.
An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.
An Underlying Fund may use options on futures contracts in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt instruments, as described hereafter in “Options.”
•	if an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by its adviser or a sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the Underlying Fund; or
•	to close out stock index futures sales transactions.
Futures options possess many of the same characteristics as options on securities and indices (discussed below). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.
Futures contracts and options on futures contracts include such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indices. To the extent that an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.
The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as “initial margin.” The initial margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. An Underlying Fund expects to earn interest income on its initial margin deposits.
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Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”
Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is achieved by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that an Underlying Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If an Underlying Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, that fund realizes a capital loss. The transaction costs must also be included in these calculations.
Interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency, or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the S&P 500® Index; the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; and the Canadian and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.
Limitations and Policies on the Use of Futures and Futures Options
In general, an Underlying Fund intends to enter into positions in futures contracts and related options only for bona fide hedging purposes as such term is defined in applicable regulations, interpretations and practice. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund’s securities or the price of the securities, which the fund intends to purchase. An Underlying Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that fund’s exposure to interest rate fluctuations, the Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.
An Underlying Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.
When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Initial margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. An Underlying Fund expects to earn interest income on its initial margin deposits. A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by an Underlying Fund but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, an Underlying Fund will mark-to-market its open futures positions.
An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.
When purchasing a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Underlying Fund.
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When selling a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, an Underlying Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, the fund with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Underlying Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.
When selling a put option on a futures contract, an Underlying Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, an Underlying Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Underlying Fund.
To the extent that securities with maturities greater than one year are used to segregate assets to cover an Underlying Fund’s obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of an Underlying Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on an Underlying Fund’s portfolio securities. Thus, the use of a longer-term security may require an Underlying Fund to hold offsetting short-term securities to balance the Underlying Fund’s portfolio such that the Underlying Fund’s duration does not exceed the maximum permitted for the Underlying Fund in the Prospectus.
The staff of the SEC has taken the position that OTC options and assets used to cover sold OTC options are illiquid and, therefore, together with other illiquid securities held by an Underlying Fund, cannot exceed 15% of the Underlying Fund’s assets (the “SEC illiquidity ceiling”). Although an Underlying Fund’s sub-adviser may disagree with this position, each Underlying Fund’s sub-adviser intends to limit an Underlying Fund’s selling of OTC options in accordance with the following procedure. Also, the contracts an Underlying Fund has in place with such primary dealers provide that the Underlying Fund has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. An Underlying Fund will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. An Underlying Fund may also sell OTC options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.
The requirements for qualification as a RIC also may limit the extent to which an Underlying Fund may enter into futures, futures options, or forward contracts.
Risks Associated with Futures Contracts and Options on Futures Contracts
The value of a futures contract may decline. While an Underlying Fund’s transactions in futures may protect the Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in an Underlying Fund’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that an Underlying Fund’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.
Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade or, in the case of futures options, for which an established OTC market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. However, foreign markets may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC
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and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association (“NFA”) and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. An Underlying Fund could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade, and those that are not.
A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in an Underlying Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and that Underlying Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause an Underlying Fund to incur additional brokerage commissions and may cause an increase in the Underlying Fund’s portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the adviser or the sub-adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by an Underlying Fund or such prices move in a direction opposite to that anticipated, the Underlying Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of an Underlying Fund for the period may be less than if it had not engaged in the hedging transaction.
The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, an Underlying Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. It is possible that, where an Underlying Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Underlying Fund’s portfolio may decline. If this occurred, an Underlying Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before an Underlying Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Underlying Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Underlying Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.
The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such a case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful transaction.
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Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for an Underlying Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to an Underlying Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.
Interest Rate Futures Contracts:
An interest rate futures contract obligates the seller of the contract to deliver and the purchaser to take delivery of the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.
An Underlying Fund may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt instruments but wishes to defer its purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all, or part, of an increase in the market price of the long-term debt security, that the Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by an Underlying Fund or avoided by taking delivery of the debt instruments under the futures contract.
An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security that would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of that fund to repurchase at a lower price the interest rate futures contract previously sold. While an Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.
Stock Index Futures Contracts:
An Underlying Fund may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect an Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (speculation).
A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.
A “stock index” assigns relative values to the common stocks included in an index (for example, the S&P 500® Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.
Purchases or sales of stock index futures contracts are used to attempt to protect an Underlying Fund’s current or intended stock investments from broad fluctuations in stock prices. For example, an Underlying Fund may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of the Underlying Fund’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When an Underlying Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Underlying Fund intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, an Underlying Fund will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.
To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:
•	when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:
(a)	forego possible price appreciation;
(b)	create a situation in which the securities would be difficult to repurchase; or
(c)	create substantial brokerage commissions.
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•	when a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the adviser’s or a sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or
•	to close out stock index futures purchase transactions.
Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the fund is not fully invested. Stock index futures might also be purchased:
•	if an Underlying Fund is attempting to purchase equity positions in issues which it had, or was having, difficulty purchasing at prices considered by the adviser or a sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the Underlying Fund; or
•	to close out stock index futures sales transactions.
Options
An Underlying Fund may purchase and sell put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
An Underlying Fund may purchase these securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio. An Underlying Fund may also write combinations of put and call options on the same security, known as “straddles.” Such transactions can generate additional premium income but also present increased risk. An Underlying Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that an Underlying Fund wants to purchase at a later date. An Underlying Fund may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.
A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. An Underlying Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of a sub-adviser.
In the case of a call option on a security, the option is “covered” if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian assets determined to be liquid by the adviser or sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if an Underlying Fund segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if an Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board.
Effecting a closing transaction in the case of a sold call option will permit an Underlying Fund to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the Underlying Fund to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit an Underlying Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, completing a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of an Underlying Fund, provided that another option on such security is not sold.
An Underlying Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the Underlying Fund is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the Underlying Fund is more than the premium paid for the original purchase. Conversely, an Underlying Fund will suffer a
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loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by an Underlying Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Underlying Fund.
If an option written by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when an Underlying Fund desires.
An Underlying Fund may sell options in connection with buy-and-write transactions; that is, the Underlying Fund may purchase a security and then sell a call option against that security. The exercise price of the call an Underlying Fund determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security, up to the exercise price, will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an Underlying Fund’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the Underlying Fund’s purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.
The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Underlying Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Fund may elect to close the position or retain the option until it is exercised, at which time the Underlying Fund will be required to take delivery of the security at the exercise price; the Underlying Fund’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by an Underlying Fund in the same market environments that call options are used in equivalent buy-and-write transactions.
By selling a call option, an Underlying Fund limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, an Underlying Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by an Underlying Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.
An Underlying Fund may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit an Underlying Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, an Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.
An Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. If such increase occurs, the call option will permit an Underlying Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by an Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Fund.
In certain instances, an Underlying Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to an Underlying Fund than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, an Underlying Fund assumes the risk that: (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying U.S. Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.
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An Underlying Fund will not write call options on when issued securities. An Underlying Fund purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. An Underlying Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.
So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.
When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.
An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).
An Underlying Fund may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that an Underlying Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate an Underlying Fund’s obligation might be more or less than the premium received when it originally wrote the option. Further, an Underlying Fund might occasionally not be able to close the option because of insufficient activity in the options market.
In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.
If a put option is sold by an Underlying Fund, the Underlying Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to sell the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.
The purchase of put options may be used to protect an Underlying Fund’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, is only provided during the life of the put option when an Underlying Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, an Underlying Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by an Underlying Fund when it does not hold the underlying security.
The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by an Underlying Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of that fund. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by an Underlying Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that fund. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.
Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit an Underlying Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the date of the security. There is, of course, no assurance that an Underlying Fund will be able to effect a closing transaction at a favorable price. If an Underlying Fund cannot either enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would
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continue to be at market risk on the security. An Underlying Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.
Risks Associated with Options
There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an Underlying Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. (See “Exchange-Traded/OTC Options.”)
There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by an Underlying Fund is covered by an option on the same index purchased by that fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund’s securities during the period the option was outstanding.
Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal, and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Underlying Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.
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The purchase of options involves certain risks. If a put option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Underlying Fund will lose its entire investment in the option. Also, where a put option is purchased to hedge against price movements in a particular security, the price of the put option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. An Underlying Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements an Underlying Fund would continue to be required to make daily margin payments. In this situation, if the Underlying Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, an Underlying Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on an Underlying Fund’s ability to hedge its portfolio effectively.
Covered Call Options:
In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, an Underlying Fund may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.
In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, an Underlying Fund may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.
An Underlying Fund may write a call or put option only if the option is “covered” or “secured” by an Underlying Fund holding a position in the underlying securities. This means that so long as an Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. An Underlying Fund may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.
Exchange-Traded/OTC Options:
An Underlying Fund may purchase and sell options that are traded on U.S. and foreign exchanges and options traded OTC with broker-dealers who make markets in these options. The ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Transactions by an Underlying Fund in options will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facility or are held in one or more accounts or through one or more brokers. Thus, the number of options which an Underlying Fund may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. While an Underlying Fund seeks to enter into OTC options only with dealers who can enter into closing transactions with the Underlying Fund, no assurance exists that the Underlying Fund will at any time be able to liquidate an OTC option at a favorable price at any time prior to expiration. If an Underlying Fund, as a covered OTC/call option writer, cannot effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, an Underlying Fund may be unable to liquidate an OTC option. With respect to options written by an Underlying Fund, the inability to enter into a closing transaction may result in material losses to the Underlying Fund. For example, because an Underlying Fund must maintain a secured position with respect to any call option on a security it writes, the Underlying Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair an Underlying Fund’s ability to sell portfolio securities at a time when such sale might be advantageous. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.
Foreign Currency Options:
Options on foreign currencies may be purchased and sold for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution
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in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, an Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.
Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.
An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.
As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded OTC and involve risks which may not be present in the case of exchange-traded instruments.
Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Put and Call Options:
An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. An Underlying Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the sub-adviser.
Put and call options are derivative securities traded on U.S. and foreign exchanges or OTC. An Underlying Fund will engage in trading of such derivative securities exclusively for non-speculative hedging purposes.
An Underlying Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
An Underlying Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or
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(ii) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if an Underlying Fund segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board.
If a put option is purchased, an Underlying Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when an Underlying Fund’s adviser or sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If an Underlying Fund holds a stock which the Underlying Fund’s adviser or sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Underlying Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, an Underlying Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date an Underlying Fund exercises the put, less transaction costs, is the amount by which the Underlying Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Underlying Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Underlying Fund realizes on the sale of the securities.
If a put option is sold by an Underlying Fund, the Underlying Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.
If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if an Underlying Fund has a short position in the underlying security and the security thereafter increases in price. An Underlying Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If an Underlying Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Underlying Fund realizes on the cover of the short position in the security.
Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. An Underlying Fund generally will purchase only those options for which the Underlying Fund’s adviser or sub-adviser believes there is an active secondary market to facilitate closing transactions.
If an option written by an Underlying Fund expires unexercised, the Underlying fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when an Underlying Fund desires.
An Underlying Fund will not write call options on when issued securities. An Underlying Fund may purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. An Underlying Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner.
So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer, through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.
An Underlying Fund may write call options on futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that an Underlying Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction.
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However, the cost to do an offsetting transaction and terminate an Underlying Fund’s obligation might be more or less than the premium received when it originally wrote the option. Further, an Underlying Fund might occasionally not be able to close the option because of insufficient activity in the options market.
An Underlying Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. An Underlying Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Underlying Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium received from writing a call or put option, or paid for purchasing paid for purchasing a put or call option reflect, among other things,, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by an Underlying Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Underlying Fund. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by an Underlying Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Underlying Fund. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option. The value of an option purchased or written is marked-to-market daily and is valued at the mean between the bid and ask price on the exchange on which it is traded or, if not traded on an exchange at the market value determined using an industry accepted model such as “Black Scholes.”
Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit an Underlying Fund to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that an Underlying Fund will be able to effect a closing transaction at a favorable price. If an Underlying Fund cannot either enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. An Underlying Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.
An Underlying Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A covered straddle consists of a call and a put written the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet an Underlying Fund’s immediate obligations. An Underlying Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, an Underlying Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
Stock Index Options:
Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of an Underlying Fund.
An Underlying Fund may purchase and sell call and put options on stock indices for the same purposes as it purchases or sells options on securities. Options on stock indices are similar to options on securities, except that the exercise of stock index options requires cash payments and does not involved the actual purchase or sale of securities.
An Underlying Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Underlying Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although the Underlying Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. An Underlying Fund’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs. The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.
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In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to: (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied; by (ii) a fixed “index multiplier.”
An Underlying Fund may sell call options on stock indices if it owns securities whose price changes, in the opinion of the adviser or a sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio. When an Underlying Fund covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, an Underlying Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. An Underlying Fund may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held: (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by the Underlying Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). An Underlying Fund may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by a Fund in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.
An Underlying Fund will receive a premium from selling a put or call option, which increases the Underlying Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which an Underlying Fund has sold a call option falls or remains the same, an Underlying Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, an Underlying Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Underlying Fund’s stock investments. By selling a put option, an Underlying Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by an Underlying Fund correlate with changes in the value of the index, selling covered put options on indices will increase the Underlying Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for selling the option.
An Underlying Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, an Underlying Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of an Underlying Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Underlying Fund’s security holdings.
The purchase of call options on stock indices may be used by an Underlying Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when an Underlying Fund holds un-invested cash or short-term debt instruments awaiting investment. When purchasing call options for this purpose, an Underlying Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when an Underlying Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Underlying Fund owns.
The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether an Underlying Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by an Underlying Fund of options on a stock index depends on the adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.
Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, an Underlying Fund could be unable to close out options which it had purchased, and if restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it holds, which could result in substantial losses to the Underlying Fund. An Underlying Fund may purchase put or call options only with respect to an index which the Underlying Fund’s adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.
Writing Options:
Covered call options are considered “covered” if an Underlying Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver
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the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.
Effecting a closing transaction in the case of a written call option will permit an Underlying Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Underlying Fund. If the Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. An Underlying Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. An Underlying Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the fund generally offsets, in whole or in part, any loss to the Underlying Fund resulting from the repurchase of a call option.
Index- and Commodity-Linked Notes and Currency-, and Equity-Linked Debt Instruments
Index-linked or commodity-linked notes are debt instruments of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index or a weighted index of commodity futures such as crude oil, gasoline, and natural gas. Currency-linked debt instruments are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.
Index- and commodity-linked notes and currency- and equity-linked securities are derivative instruments, which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities, and indices may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid. (See “Illiquid Securities.”)
Straddles
A straddle is a combination of a put and a call option on the same underlying security and is used for hedging purposes to adjust the risk and return characteristics of an Underlying Fund’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
A straddle is covered when sufficient assets are deposited to meet an Underlying Fund’s immediate obligations. An Underlying Fund may use the same liquid assets or high quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, an Underlying Fund will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”
By entering into a straddle, an Underlying Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and an Underlying Fund will be required to sell the underlying security at a below market price. However, this loss may be offset, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.
Structured Notes
Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt instruments, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. However, to the extent an Underlying Fund invests in these securities, the adviser or sub-adviser analyzes these securities in its overall assessment of the effective duration of the Underlying Fund’s portfolio in an effort to monitor the Underlying Fund’s interest rate risk.
Swap Transactions and Options on Swap Transactions
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Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit and event-linked swaps. Forms of swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or floor; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. In an interest rate cap, the cap buyer purchases protection for a floating rate move above the strike. In an interest rate floor, the floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.
To the extent an Underlying Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Underlying Fund may also enter into options on swap agreements (“swap options”). A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. An Underlying Fund that may engage in swaps may write (sell) and purchase put and call swap options.
An Underlying Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as: (i) for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; (ii) to protect against currency fluctuations; (iii) as a duration management technique; (iv) to protect against any increase in the price of securities the Underlying Fund anticipates purchasing at a later date; or (v) or to gain exposure to certain markets in the most economical way possible.
In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return or some other amount) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a notional amount, (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate and in a particular foreign currency, or in a basket of securities or commodities representing a particular index).
Bilateral swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty similar to transactions in futures contracts. Funds post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member futures commission merchants.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on the CFTC approval of contracts for central clearing.
Consistent with an Underlying Fund’s investment objectives and general investment policies, the Underlying Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Underlying Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an Underlying Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, an Underlying Fund may pay an adjustable or floating fee. With a floating rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, an Underlying Fund may be required to pay a higher fee at each swap reset date.
An Underlying Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between an Underlying Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect to one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally, or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the marked-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as “aggregation.”
Most swap agreements entered into by an Underlying Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, an Underlying Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Underlying Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Underlying Fund’s adviser or sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Underlying Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of an Underlying Fund’s investment restriction concerning senior securities. An Underlying Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Underlying Fund’s total assets.
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An Underlying Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay.
For purposes of applying an Underlying Fund’s investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by the Underlying Fund at market value. However, the case of a credit default swap sold by an Underlying Fund (i.e., where the Underlying Fund is selling credit default protection), the Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Risks Associated with Swaps
The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described herein with respect to OTC options. In connection with such transactions, an Underlying Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, an Underlying Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, an Underlying Fund might be unable to obtain its expected benefit. In addition, while an Underlying Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Underlying Fund, there can be no assurance that the Underlying Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party at any time prior to the end of the term of the underlying agreement. This may impair an Underlying Fund’s ability to enter into other transactions at a time when doing so might be advantageous.
The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standard swap documentation, and the adviser or sub-adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal and the risk of loss with respect to such transactions is limited to the net amount of payments that an Underlying Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by an Underlying Fund are considered to be illiquid assets.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the adviser’s or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. An Underlying Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Underlying Fund’s repurchase agreement guidelines). Certain restrictions imposed on an Underlying Fund by the Code, the CFTC’s regulations, and the Underlying Fund’s regulatory status may limit the Underlying Fund’s ability to use swap agreements.
It is possible that developments in the swaps market, including potential additional government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Depending on the terms of the particular option agreement, an Underlying Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Underlying Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Underlying Fund writes a swap option, upon exercise of the option the Underlying Fund will become obligated according to the terms of the underlying agreement.
Depending on an Underlying Fund’s size and other factors, the margin required under the rules of the clearinghouse and by the clearing member for a cleared swap may be in excess of the collateral required to be posted by the Underlying Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce this distinction. Regulators are also in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require an Underlying Fund to incur increased expenses to access the same types of swaps. Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject an Underlying Fund to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected.
Regulators may impose limits on an entity’s or group of entities’ holdings in certain swaps.
Credit Default Swaps
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or par value, of the reference obligation in exchange for the reference obligation. An Underlying Fund may be either the buyer or seller in a credit default swap transaction. If an Underlying Fund is a buyer and no event of default occurs, the Underlying Fund will lose its investment and recover nothing. However, if an event of default occurs, an Underlying Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Underlying Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. In accordance with procedures established by the Board, if an Underlying Fund is the buyer in a credit default swap transaction, no assets
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will be segregated, but if the Underlying Fund is the seller in a credit default swap transaction, assets will be segregated in an amount equal to the full notional value of the transaction. Credit default swap transactions involve greater risks than if an Underlying Fund had invested in the reference obligation directly.
An Underlying Fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.
An Underlying Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt instruments held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to an Underlying Fund in the event of a default.
An Underlying Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities an Underlying Fund anticipates purchasing at a later date.
Cross-Currency Swaps
A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.
Interest Rate Swaps
As indicated above, an interest rate swap is a contract between two entities (“counterparties”) to exchange interest payments of the same currency between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.” In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.
An interest rate or currency swap involves an agreement between an Underlying Fund and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. An Underlying Fund usually enters into such transactions on a net basis, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of an Underlying Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate NAV at least equal to the accrued excess is maintained in a segregated account by the Underlying Fund custodian. If an Underlying Fund enters into a swap on other than a net basis, or sells caps or floors, that fund maintains a segregated account in the full amount accrued on a daily basis of the Underlying Fund’s obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the SEC.
Securities Swaps
Securities swaps are a technique primarily used to indirectly participate in the securities market of a country from which an Underlying Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. An Underlying Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, an Underlying Fund pays or receives cash from the broker equal to the change in the value of the underlying security.
Swap Options
A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to a swap option is said to own a call.
Total Return Swaps
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A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to an Underlying Fund’s portfolio because, in addition to its total net assets, the Underlying Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to an Underlying Fund, and conversely, that fund will not be able to meet its obligation to the counterparty.
Synthetic Convertible Securities
Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies, or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, an Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. An Underlying Fund may only invest in synthetic convertibles with respect to companies whose corporate debt instruments are rated “A” or higher by a NRSRO such as Moody’s or S&P and is subject to the Underlying Fund’s overall limitations on investment in illiquid securities.
Warrants
Warrants are, in effect, longer-term call options. They give the holder a right to purchase a predetermined number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised.
Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses that it would not otherwise sustain. Unlike convertible debt instruments or preferred stock, warrants do not pay a fixed dividend.
Risks Associated with Investing in Warrants
Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein). Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such warrant.
Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.
Foreign Currency Warrants
Foreign currency warrants such as Currency Exchange WarrantsSM are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).
Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the
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exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The IPO price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Index Warrants
Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices. Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If an Underlying Fund failed to exercise an index warrant prior to its expiration, then the Underlying Fund would lose the amount of the purchase price paid by it for the warrant. Certain Underlying Funds will normally use index warrants in a manner similar to their use of options on securities indices. The risks of using index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit an Underlying Fund’s ability to exercise the warrants at such time, or in such quantities, as the Underlying Fund would otherwise wish to do.
Risks Associated with Index Warrants
The risks of using index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit an Underlying Fund’s ability to exercise the warrants at such time, or in such quantities, as the Underlying Fund would otherwise wish to do.
OTHER RISKS
Cyber Security Issues
The Voya family of funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or its service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value. In addition, substantial costs may be incurred in order to prevent any cyber-attacks in the future. While a Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. A Fund and its shareholders could be negatively impacted as a result.
INVESTMENT TECHNIQUES
Borrowing
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If a Fund or an Underlying Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund or an Underlying Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, each Fund or Underlying Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund’s or the Underlying Fund’s holdings may be disadvantageous from an investment standpoint.
Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or a Fund’s or an Underlying Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. Borrowing may be done for any purpose permitted by the 1940 Act or as permitted by a Fund’s or an Underlying Fund’s investment policies and restrictions.
Reverse repurchase agreements are considered a form of borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Fund’s or an Underlying Fund’s borrowing limitations to the extent that the Fund or Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the Fund’s or Underlying Fund’s obligations under the when-issued or delayed delivery arrangement.
Currency Management
An Underlying Fund’s flexibility to participate in higher yielding debt markets outside of the United States may allow the Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. However, when an Underlying Fund invests significantly in securities denominated in foreign currencies, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that an Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying the Underlying Fund’s investments should help increase the NAV of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which an Underlying Fund’s securities are denominated will generally lower the NAV of the Underlying Fund. An Underlying Fund’s adviser or sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options, and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.
Forward Commitment Transactions
An Underlying Fund may purchase securities on a forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. An Underlying Fund may realize short-term profits or losses upon such sales.
Interest Rates and Portfolio Maturity – Voya Floating Rate Fund
Interest rates on loans in which the Fund invests adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is the LIBOR, the federal funds rate, the prime rate, or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits. The adviser and sub-adviser believe that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The prime rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.
Loans in which the Fund invests typically have multiple reset periods at the same time with each reset period applicable to a designated portion of the loan. The maximum duration of an interest rate reset on any loan in which the Fund may invest is one year. Although the Fund has no restrictions on investment maturity, normally at least 80% of its portfolio will be invested in assets with remaining maturities of ten years or less. The Fund’s portfolio of loans will ordinarily have a dollar-weighted average time until the next interest rate adjustment of 90 days or less, although the time may exceed 90 days. The Fund may find it possible and appropriate to use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of loans. If the Fund does so, it will consider the shortened period to be the adjustment period of the loan. As short-term interest rates rise, interest payable to the Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund’s portfolio of loans.
Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. If a loan is prepaid, the Fund will have to reinvest the proceeds in other loans or securities, which may have a lower fixed spread over its base rate. In such a case, the amount of interest paid to the Fund would likely decrease.
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In the event of a change in the benchmark interest rate on a loan, the rate payable to lenders under the loan will, in turn, change at the next scheduled reset date. If the benchmark rate goes up, the Fund as lender would earn interest at a higher rate, but only on and after the reset date. If the benchmark rate goes down, the Fund as lender would earn interest at a lower rate, but only on and after the reset date.
During normal market conditions, changes in market interest rates will affect the Fund in certain ways. The principal effect will be that the yield on the Fund’s shares will tend to rise or fall as market interest rates rise and fall. This is because almost all of the assets in which the Fund invests pay interest at rates which float in response to changes in market rates. However, because the interest rates on the Fund’s assets reset over time, there will be an imperfect correlation between changes in market rates and changes to rates on the portfolio as a whole. This means that changes to the rate of interest paid on the portfolio as a whole, will tend to lag behind changes in market rates.
Market interest rate changes may also cause the Fund’s NAV to experience moderate volatility. This is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan given its individual credit and other characteristics. If market interest rates change, a loan’s value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the rates of interest paid on the loans in which the Fund invests have a weighted average reset period that typically is less than 90 days. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.
Finally, to the extent that changes in market rates of interest are reflected, not in a change to a base rate such as LIBOR, but in a change in the spread over the base rate which is payable on loans of the type and quality in which the Fund invests, the Fund’s NAV could be adversely affected. Again, this is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan given its individual credit and other characteristics. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a loan’s value based on changes in the market spread on loans in the Fund’s portfolio may be of longer duration.
Portfolio Hedging
Hedging against changes in financial markets, currency rates and interest rates may be utilized. One form of hedging is with “derivatives.” Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. There can be no assurances that an Underlying Fund will employ a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although an Underlying Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the Underlying Fund than if it did not hedge. If an Underlying Fund does not correctly predict a hedge, it may lose money. In addition, an Underlying Fund pays commissions and other costs in connection with hedging transactions.
Risks Associated With Hedging Transactions
Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the adviser’s or sub-adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to an Underlying Fund, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the Underlying Fund to hold a security it might otherwise sell.
Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Underlying Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Underlying Fund is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Underlying Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
In addition, an Underlying Fund pays commissions and other costs in connection with such investments. Losses resulting from the use of hedging transactions will reduce an Underlying Fund’s NAV, and possibly income, and the losses can be greater than if hedging transactions had not been used.
Risks of Hedging Transactions Outside of the United States
When conducted outside the United States, hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Underlying Funds’ ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.
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One form of hedging that may be utilized by each Fund is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities are typically offered to investors, such as each Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of a Fund’s other assets. Although each Fund will enter into such contracts with the intention of acquiring securities, a Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. Each Fund may realize short-term profits or losses upon the sale of forward commitments.
An Underlying Fund’s options, futures and swap transactions will generally be entered into for hedging purposes to protect against possible changes in the market values of securities held in or to be purchased for the Underlying Fund’s portfolio resulting from securities markets, currency or interest rate fluctuations. In addition, an Underlying Fund’s derivative investments may also be used for non-hedging purposes — to protect the Underlying Fund’s unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Underlying Fund’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities.
Each Underlying Fund’s (except, Global Opportunities Fund) net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Underlying Fund’s net assets at any one time and, to the extent necessary, the Underlying Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under “Futures Contracts,” “Options,” and “Swap Transactions.”
Repurchase Agreements
An Underlying Fund may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the NYSE, members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which a sub-adviser has determined to be of comparable creditworthiness. Repurchase agreements may be considered to be loans by an Underlying Fund for purposes of the 1940 Act.
Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Underlying Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller’s agreement to repurchase and the Underlying Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price may be higher than the purchase price, the difference being income to an Underlying Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the underlying security.
The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Underlying Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Underlying Fund’s rights with respect to such securities to be delayed or limited. To mitigate this risk, each Underlying Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.
The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, an Underlying Fund will have the right to liquidate the securities. If, at the time an Underlying Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. An Underlying Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Underlying Fund. The Underlying Funds have adopted and follow procedures which are intended to minimize the risks of repurchase agreements. For example, an Underlying Fund only enters into repurchase agreements after its sub-adviser has determined that the seller is creditworthy, and the sub-adviser monitors the seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and an Underlying Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.
An Underlying Fund may not enter into a repurchase agreement having more than seven (7) days remaining to maturity if, as a result, such agreements together with any other securities that are not readily marketable, would exceed the Underlying Fund’s limitation on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, an Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. An Underlying Fund may also incur disposition costs in connection with liquidating the securities.
Restricted Securities, Illiquid Securities, and Liquidity Requirements
Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven (7) calendar days at approximately the value at which the asset is valued by an Underlying Fund. Each Underlying Fund may invest in restricted securities governed by Rule 144A under the 1933 Act (“Rule 144A”) and other restricted securities. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board (or the fund’s adviser acting subject to the board’s supervision) determines that the securities are in fact liquid. The Board has delegated
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its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board’s oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
A security’s illiquidity might prevent the sale of such a security at a time when an Underlying Fund’s adviser or sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. If institutional trading in restricted securities were to decline to limited levels, the liquidity of an Underlying Fund could be adversely affected. An Underlying Fund treats any securities subject to restrictions on repatriation for more than seven (7) days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the adviser or sub-adviser has determined to be liquid.
Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund’s decision to dispose of these securities and the time when the Underlying Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by an Underlying Fund pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when an Underlying Fund would be permitted to sell them. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by an Underlying Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by an Underlying Fund in good faith pursuant to procedures adopted by the Underlying Fund’s board.
Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers” and, under an Underlying Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.
Rule 2a-7 under the 1940 Act has certain liquidity requirements which are applicable to Voya Money Market Fund. Voya Money Market Fund is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Voya Money Market Fund’s obligations under the 1940 Act and any commitments Voya Money Market Fund has made to shareholders; provided, however, that: (i) Voya Money Market Fund may not acquire any illiquid security if, immediately after the acquisition, Voya Money Market Fund would have invested more than 5% of its total assets in illiquid securities; (ii) Voya Money Market Fund may not acquire any security other than cash, direct obligations of the U.S. government, or securities that will mature or are subject to a demand feature that is exercisable and payable within one (1) business day (“Daily Liquid Assets”) if, immediately after the acquisition, Voya Money Market Fund would have invested less than 10% of its total assets in Daily Liquid Assets; and (iii) Voya Money Market Fund shall not acquire any security other than cash, direct obligations of the U.S. government, certain government securities that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity date of 60 days or less, or securities that will mature or are subject to a demand feature that is exercisable and payable within five (5) business days (“Weekly Liquid Assets”) if, immediately after the acquisition, Voya Money Market Funds would have invested less than 30% of its total assets in Weekly Liquid Assets.
Reverse Repurchase Agreements and Dollar Roll Transactions
An Underlying Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, an Underlying Fund will sell portfolio securities to dealers in U.S. government securities or members of the Federal Reserve System held by the Underlying Fund with an agreement that the Underlying Fund will repurchase the securities on an agreed date, price, and interest payment.
This process involves the lending of specific securities to pre-approved counterparties, broker-dealers, and the receipt of cash in return for a set period of time – thirty to sixty days is generally the term of any transaction. By convention, 102% worth of securities is placed as collateral with the counterparty; however, that is negotiable and may vary depending on the type of collateral employed. More volatile securities may require higher collateral. An Underlying Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions or when dollar roll transactions become uneconomic. Reverse repurchase agreements alleviate the need to liquidate the short-term assets associated with the proceeds of dollar roll transactions. The liquidation of carefully tailored short-term securities component of the Fund is not cost-effective for shareholders; moreover, the reconstruction of that short-term component at a later date is also not cost-effective. At the time it enters into a reverse repurchase agreement, the Fund may place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price.
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Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of an Underlying Fund’s total assets. Under the 1940 Act, an Underlying Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of an Underlying Fund’s holdings may be disadvantageous from an investment standpoint. However, an Underlying Fund may segregate its assets to cover the commitment under a reverse repurchase agreement, dollar roll transaction, or any other transactions that may five rise to “senior security,” as defined by the 1940 Act; as a result, the Underlying Fund will not be subject to the 300% asset coverage requirement. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of Underlying Fund securities or the Underlying Fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.
In order to enhance portfolio returns and manage prepayment risks, the Underlying Funds may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC. In a dollar roll transaction, an Underlying Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, an Underlying Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Underlying Fund exceeding the yield on the sold security. When an Underlying Fund enters into a dollar roll transaction, cash and/or liquid assets of the Underlying Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.
Because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.
A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-backed security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to an Underlying Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and therefore price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.
Risks of Reverse Repurchase Agreements and Dollar Roll Transactions
Reverse repurchase agreements involve the possible risk that the value of portfolio securities an Underlying Fund relinquishes may decline below the price the Underlying Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Fund’s outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent an Underlying Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the Underlying Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Underlying Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Underlying Fund.
Whether a reverse repurchase agreement or dollar roll transaction produces a gain for an Underlying Fund depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then an Underlying Fund’s NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase an Underlying Fund’s yield in the manner described above; however, such transactions also increase an Underlying Fund’s risk to capital and may result in a shareholder’s loss of principal.
Securities Lending
Certain Underlying Funds may lend its portfolio securities to financial institutions such as broker dealers, banks, or other recognized domestic institutional borrowers of securities provided that the values of the loaned securities do not exceed the percentage set forth in the Underlying Fund’s Prospectus. No lending may be made to any companies affiliated with the adviser.
These loans earn income for an Underlying Fund and are collateralized by cash, securities, or letters of credit. An Underlying Fund might experience a loss if the financial institution defaults on the loan. An Underlying Fund seeks to mitigate this risk through contracted indemnification upon default.
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Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. An Underlying Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. An Underlying Fund will not have the right to vote any securities having voting rights during the existence of the loan, but an Underlying Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by an Underlying Fund would be invested in high quality, short-term money market instruments. Each Underlying Fund currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the Underlying Fund represent not more than one-third of the value of its total assets.
The borrower at all times during the loan must maintain with an Underlying Fund cash or cash equivalent collateral or provide to that Underlying Fund an irrevocable letter of credit equal in value to at least 102% of the value of the domestic securities loaned and 105% of the value of the foreign securities on a daily basis. An Underlying Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.
Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Underlying Fund must terminate the loan and vote the securities. Alternatively, an Underlying Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities.
During the time a security is on loan and the issuer of the security makes an interest or dividend payment, the borrower pays the Underlying Fund a substitute payment equal to any interest or dividends the Underlying Fund would have received directly from the issuer of the security if the Underlying Fund had not loaned the security. When an Underlying Fund receives dividends directly from domestic or certain foreign corporations, a portion of the dividends paid by the Fund itself to its shareholders and attributable to those dividends (but not the portion attributable to substitute payments) may be eligible for: (i) treatment as “qualified dividend income” in the hands of individuals; or (ii) the federal dividends received deduction in the hands of corporate shareholders. The Adviser therefore may cause an Underlying Fund to terminate a securities loan – and forego any income on the loan after the termination – in anticipation of a dividend payment. By doing so, the Underlying Fund would receive the dividend directly from the issuer of the securities, rather than a substitute payment from the borrower of the securities, and thereby preserve the possibility of those tax benefits for certain Underlying Fund shareholders. An Underlying Fund’s shares may be held by affiliates of the Adviser, and the Adviser’s termination of securities loans under these circumstances (resulting in the Underlying Fund’s foregoing income from the loans after the termination) may provide an economic benefit to those affiliates. However, as of the date of this SAI, the Adviser is not engaging in this particular securities loan termination practice.
Risks Associated with Securities Lending
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
There is the risk that when lending portfolio securities, the securities may not be available to an Underlying Fund on a timely basis and the Underlying Fund may therefore lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. An Underlying Fund could incur losses in connection with the investment of such cash collateral. During the term of a loan, the borrower has the right to vote the loaned securities; however, a Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.
Segregated Accounts
When an Underlying Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the Fund’s obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.
Short Sales and Short Sales “Against the Box”
An Underlying Fund may make a short sale of securities it already owns or have the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales against the box). In a short sale that is not against the box, an Underlying Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, an Underlying Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. An Underlying Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. An Underlying Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which an Underlying Fund has a short position can range from one day to more than a year. Until an Underlying Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Underlying Fund must pay to the broker a negotiated portion of any dividends or interest, which accrues during the period of the loan. To meet current margin requirements, an Underlying Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).
Short sales by an Underlying Fund that are not made against the box create opportunities to increase the Underlying Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since an Underlying Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the
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date of the short sale, the Underlying Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest an Underlying Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although an Underlying Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions an Underlying Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
If an Underlying Fund makes a short sale against the box, the Underlying Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, an Underlying Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. An Underlying Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Underlying Fund, because the Underlying Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.
An Underlying Fund’s decision to make a short sale against the box may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security. In such case, any future losses in an Underlying Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns, either directly or indirectly, and, in the case where the Underlying Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.
In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is against the box and the securities sold short are placed in a segregated account (not with the broker), or unless an Underlying Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Underlying Fund will comply with these requirements. In addition, as a matter of policy, the Underlying Funds’ board has determined that no Underlying Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Underlying Funds’ total assets, taken at market value.
To Be Announced (“TBA”) Sale Commitments
TBA sale commitments are sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, an Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If an Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.
When Issued Securities and Delayed Delivery Transactions
In order to secure prices or yields deemed advantageous at the time certain Underlying Funds may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. Certain Underlying Funds may also enter into forward commitments. The Underlying Funds will enter into a when issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, an Underlying Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when issued or a delayed delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.
When an Underlying Fund commits to purchase a security on a when-issued or delayed delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of an Underlying Fund’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Underlying Fund will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments
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or to limit any potential risk. Each Underlying Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when issued and delayed delivery commitments which will be “marked-to-market” daily. Each Underlying Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Underlying Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, an Underlying Fund may realize a capital gain or loss. When an Underlying Fund engages in when-issued, forward commitment, and delayed-delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in an Underlying Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
When the time comes to pay for the securities acquired on a delayed-delivery basis, an Underlying Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when issued securities themselves (which may have a market value greater or less than the Underlying Fund’s payment obligation). Depending on market conditions, an Underlying Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.
Although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, an Underlying Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if an Underlying Fund determines it is necessary to sell the when-issued or delayed delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When an Underlying Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in an Underlying Fund incurring a loss or missing an opportunity to obtain a price believed to be advantageous.
Temporary Defensive and Other Short-Term Positions
An Underlying Fund may invest in certain short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash inflows pending the Underlying Fund’s adviser’s or sub-adviser’s determination to do so within the investment guidelines and policies of the Underlying Fund; (iii) to permit the Underlying Fund to meet redemption requests; and (iv) to take a temporary defensive position. An Underlying Fund for which the investment objective is capital appreciation may also invest in such securities if the Underlying Fund’s assets are insufficient for effective investment in equities.
Although it is expected that each Underlying Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which an Underlying Fund may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities, or political subdivisions; (ii) other short-term debt instruments; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, fixed time deposits, and bankers’ acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Underlying Funds will normally invest in short-term instruments that do not have a maturity of greater than one year. An Underlying Fund will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent an Underlying Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.
PORTFOLIO TURNOVER
A change in securities held in a Fund’s portfolio is known as portfolio turnover and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs associated with the purchase or sale of securities.
Each Fund may sell a portfolio investment soon after its acquisition if the Adviser or Sub-Adviser believes that such a disposition is consistent with the Fund’s investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Portfolio turnover rate for a fiscal year is the percentage determined by dividing (i) the lesser of the cost of purchases or sales of portfolio securities by (ii) the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. Securities with maturities at acquisition of one year or less are excluded from this calculation. A Fund cannot accurately predict its turnover rate; however, the rate will be higher when the Fund finds it necessary or desirable to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.
A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and transaction costs which are ultimately borne by a Fund’s shareholders. High portfolio turnover may result in the realization of substantial capital gains.
Each Fund’s historical turnover rates are included in the Financial Highlights tables in the Prospectus.
Each Fund invests in Underlying Funds which in turn invest directly in securities. However, each Fund may invest directly in securities.
To the extent each Fund invests in affiliated Underlying Funds, the discussion above relating to investment decisions made by the Adviser or the Sub-Adviser with respect to each Fund also includes investment decisions made by an Adviser or a Sub-Adviser with respect to those Underlying Funds.
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FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage limitation or standard will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.
Unless otherwise stated, if a Fund’s holdings of illiquid securities exceeds 15% of its net assets because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund.
Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them. Such securities include, but are not limited to, fixed time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered.
The Adviser or Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.
Unless otherwise stated, with respect to each Fund’s concentration policy the Adviser uses the Global Industry Classification Standards and Bloomberg Barclays to determine industry concentration.
FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a “majority” of the Fund’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund’s outstanding voting securities.
As a matter of fundamental policy, each Fund may not:
1.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;
2.	purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;
3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;
4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring debt instruments are not deemed to be making of loans;
5.	underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies;
6.	purchase or sell real estate, except that the Fund may: (a) acquire or lease office space for its own use; (b) invest in securities of issuers that invest in real estate or interests therein; (c) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (d) hold and sell real estate acquired by the Fund as a result of the ownership of securities;
7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or
8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
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DISCLOSURE OF each Fund’s PORTFOLIO SECURITIES
Each Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Fund’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.
In addition, each Fund posts its portfolio holdings schedule on Voya’s website on a month-end basis and makes it available 10 calendar days following the end of the previous calendar month or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar month-end.
Each Fund may also post its complete or partial portfolio holdings on its website as of a specified date. Each Fund may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.
Each Fund also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website 10 calendar days following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.
Investors (both individual and institutional), financial intermediaries that distribute each Fund’s shares, and most third parties may receive each Fund’s annual or semi-annual shareholder reports, or view them on Voya’s website, along with each Fund’s portfolio holdings schedule.
The Top Ten list is also provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other retirement plans.
Other than in regulatory filings or on Voya’s website, each Fund may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Fund has a legitimate business purpose for doing so. Unless otherwise noted below, each Fund’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Fund’s disclosure of its portfolio holdings may include disclosure:
•	to a Fund’s independent registered public accounting firm, named herein, for use in providing audit opinions, as well as to the independent registered public accounting firm of an entity affiliated with the Adviser if the Fund is consolidated into the financial results of the affiliated entity;
•	to financial printers for the purpose of preparing Fund regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition involving a Fund;
•	to a new adviser or sub-adviser or a transition manager prior to the commencement of its management of a Fund;
•	to rating and ranking agencies such as Bloomberg L.P., Morningstar, Inc., Lipper Leaders Rating System, and S&P (such agencies may receive more raw data from a Fund than is posted on a Fund’s website);
•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in a Fund;
•	to service providers, on a daily basis, in connection with their providing services benefiting a Fund including, but not limited to, the provision of custodial and transfer agency services, the provision of analytics for securities lending oversight and reporting, and proxy voting or class action service providers;
•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders;
•	to certain wrap fee programs, on a weekly basis, on the first business day following the previous calendar week; or
•	to a third party who acts as a “consultant” and supplies the consultant’s analysis of holdings (but not actual holdings) to the consultant’s clients (including sponsors of retirement plans or their consultants) or who provides regular analysis of Fund portfolios. The types, frequency and timing of disclosure to such parties vary depending upon information requested.
In all instances of such disclosure, the receiving party is subject to a duty or obligation of confidentiality, including a duty not to trade on such information.
In addition to the situations discussed above, disclosure of a Fund's complete portfolio holdings on a more frequent basis to any unaffiliated third party or affiliates may be permitted if approved by the Chief Legal Officer of the Adviser or the Chief Compliance Officer of the Funds (each an “Authorized Party”) pursuant to the Board's procedures. In each such case, the Authorized Party would determine whether the proposed disclosure of a Fund's complete portfolio holdings is for a legitimate business interest; whether such disclosure is in the best interest of Fund shareholders; whether such disclosure will create any conflicts between the interests of a Fund's shareholders, on the one hand, and those of the Fund's Adviser, Principal Underwriter or any affiliated person of a Fund, its Adviser, or its Principal Underwriter, on the other; and the third party must execute an agreement setting forth its duty of confidentiality with regards to the portfolio holdings, including a duty not to trade on such information. An Authorized Party would report to the Board regarding the implementation of these procedures.
The Board has authorized the senior officers of the Adviser or its affiliates to authorize the release of a Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with these policies and procedures. The Adviser or its affiliates report quarterly to the Board regarding the implementation of these policies and procedures.
Each Fund has the following ongoing arrangements with certain third parties to provide the Fund’s full portfolio holdings:
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Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
The Bank of New York Mellon (all Funds except Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund)	Custodian for the Voya family of funds Credit Approval Process for the Voya family of funds line of credit	As requested	None
State Street Bank and Trust Company (Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund only)	Custodian for the Voya family of funds Credit Approval Process for the Voya family of funds line of credit	As requested	None
Fidessa corporation (Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund only)	Compliance	Daily	None
Institutional Shareholder Services Inc.	Proxy Voting Services	Daily	None
Institutional Shareholder Services Inc.	Class Action Services	Monthly	10 days
Charles River Development (all Funds except Voya Floating Rate Fund, Voya Prime Rate Trust, and Voya Senior Income Fund)	Compliance	Daily	None
Albridge Analytics, an indirect wholly-owned subsidiary of The Bank of New York Mellon	Provision of Analytics for Oversight and Reporting of Securities Lending	Daily	None
Ropes & Gray LLP	Legal Counsel to the Voya family of funds	As needed	None
K&L Gates LLP	Legal Counsel to the Independent Trustees	As needed	None
DRRT	Foreign Class Action Services	As requested	None
SS&C Technologies, Inc. (Voya CBRE Global Infrastructure Fund and Voya CBRE Long/Short Fund)	Back Office Reconciliation	Daily	None
Pershing, LLC (Voya CBRE Long/Short Fund)	In Connection with the Prime Brokerage Agreement	Daily	None
State Street Bank and Trust Company (Voya Floating Rate Fund, Voya Prime Rate Trust, Voya Senior Income Fund, and Voya Strategic Income Opportunities Fund)	Loan Processing	Daily	None
BasisCode Compliance LLC	Compliance	As needed	None
KPMG LLP	Independent Registered Public Accounting Firm for the Voya family of funds	As needed	None
Confluence Technologies, Inc.	Financial Statement Software Company	As needed	None
Donnelley Financial Solutions	Regulatory Filings	As needed	None
Toppan Vite (New York) Inc.	Regulatory Filings	As needed	None
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Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
Merrill Corporation	Regulatory Filings	As needed	None
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MANAGEMENT OF the Trust
The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the State of Delaware.
The Board governs each Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance.
Set forth in the table below is information about each Trustee of each Fund.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustees[2]	Other Board Positions Held by Trustees
Independent Trustees
Colleen D. Baldwin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 57	Trustee	July 2007 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Chairperson Trustee	January 2014 – Present May 2007 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 69	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (23 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Peter S. Drotch 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 75	Trustee	October 2007 – Present	Retired.	151	None.
Martin J. Gavin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 73	Trustee	May 2013 – Present	Retired.	151	None.
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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustees[2]	Other Board Positions Held by Trustees
Patrick W. Kenny 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 74	Trustee	May 2007 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 59	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 63	Trustee	October 2015 – Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 – September 2012).	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 72	Trustee	May 2007 – Present	Retired.	151	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).
Trustee who is an “Interested Person”
Shaun P. Mathews[3] 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	Trustee	May 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC, (December 2005 – Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 – Present); and Voya Investment Trust Co. (April 2009 – Present).
1	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (as defined below, “Independent Trustee”) is subject to the Board’s retirement policy, which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust
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under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise complying under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).
2	For the purposes of this table, “Fund Complex” means the Voya family of funds, including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of August 31, 2017.
3	Mr. Mathews is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with any of the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.
Information Regarding Officers of the Trust
Set forth in the table below is information for each Officer of the Trust.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	President and Chief Executive Officer	March 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 59	Executive Vice President	March 2007 - Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 – Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 – December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 – April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 – February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 67	Chief Investment Risk Officer Executive Vice President	September 2009 - Present March 2007 - Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Kevin M. Gleason 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 51	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012- Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company, (June 2004 – January 2012).
Todd Modic 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 49	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).
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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Kimberly A. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 53	Senior Vice President	March 2007 - Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 47	Senior Vice President	March 2007 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 44	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present). Formerly, Assistant Vice President – Director, Voya Funds Services, LLC (March 2003 – March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 59	Vice President	March 2007 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 63	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 – Present).
Sara Donaldson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 58	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Micheline S. Faver 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 40	Vice President	September 2016 - Present	Vice President, Head of Fund Compliance, Voya Investments, LLC and Chief Compliance Officer for Voya Investments, LLC and Directed Services LLC (June 2016 – Present). Formerly, Vice President Mutual Fund Compliance (March 2014 – June 2016); Assistant Vice President, Mutual Fund Compliance (May 2013 – March 2014); Assistant Vice President, Senior Project Manager (May 2008 – May 2013).
Robyn L. Ichilov 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 50	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present). Formerly, Treasurer, Voya Family of Funds (November 1999 – February 2012).
Jason Kadavy 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 41	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Kimberly K. Springer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	Vice President	March 2007 - Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 – July 2012).
Craig Wheeler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 48	Vice President	May 2013 - Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 53	Secretary	March 2007 - Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 65	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Theresa K. Kelety 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 54	Assistant Secretary	March 2007 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
1	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.
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The Board of Trustees
The Trust and each Fund are governed by the Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Trust and each Fund to the Trust’s Officers and to various service providers that have been contractually retained to provide such day-to-day services. The Voya entities that render services to the Trust and each Fund do so pursuant to contracts that have been approved by the Board. The Trustees are experienced executives who, among other duties, oversee the Trust’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s investment performance.
The Board Leadership Structure and Related Matters
The Board is comprised of twelve (12) members, eleven (11) of whom are independent or disinterested persons, which means that they are not “interested persons” of each Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”).
The Trust is one of 24 registered investment companies (with a total of approximately 151 separate series) in the Voya family of funds and all of the Trustees serve as members of, as applicable, each investment company’s Board of Directors or Board of Trustees. The Board employs substantially the same leadership structure with respect to each of these investment companies.
One of the Independent Trustees, currently John V. Boyer, serves as the Chairperson of the Board of the Trust. The responsibilities of the Chairperson of the Board include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Trustees, officers of the Trust, management personnel, and legal counsel to the Independent Trustees; and such other duties as the Board periodically may determine. Mr. Boyer does not hold a position with any firm that is a sponsor of the Trust. The designation of an individual as the Chairperson does not impose on such Independent Trustee any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.
The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six (6) of these regular meetings consist of sessions held over a three-day period, and two (2) of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to the next regular meeting. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board believes that its committee structure is an effective means of empowering the Trustees to perform their fiduciary and other duties. For example, the Board’s committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.
Board Committees
Audit Committee. The Board has established an Audit Committee whose functions include, among other things: (i) meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and accounting controls; (ii) meeting with management concerning these matters, internal audit activities and other matters; and (iii) overseeing the implementation of the Voya funds’ valuation procedures and the fair value determinations made with respect to securities held by the Voya funds for which market value quotations are not readily available. The Audit Committee currently consists of six (6) Independent Trustees. The following Trustees currently serve as members of the Audit Committee: Ms. Baldwin and Messrs. Drotch, Gavin, Kenny, Obermeyer, and Vincent. Mr. Drotch currently serves as the Chairperson of the Audit Committee. All Committee members have been designated as Audit Committee Financial Experts under the Sarbanes-Oxley Act of 2002. The Audit Committee currently meets regularly five (5) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held five (5) meetings during the fiscal year ended May 31, 2017.
Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things: (i) providing oversight with respect to compliance by the funds in the Voya family of funds and their service providers with applicable laws, regulations, and internal policies and procedures affecting the operations of the funds; (ii) receiving reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws; (iii) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the funds; (iv) facilitating information flow among Board members and the CCO between Board meetings; (v) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (vi) making recommendations regarding the role, performance and oversight of the CCO; (vii) overseeing the cybersecurity practices of the funds and their key service providers; (viii) overseeing management’s administration of proxy voting; and (ix) overseeing the effectiveness of brokerage usage by the Trust’s advisers or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.
The Compliance Committee currently consists of five (5) Independent Trustees: Mses. Chadwick and Pressler, and Messrs. Boyer, Jones, and Sullivan. Mr. Jones currently serves as the Chairperson of the Compliance Committee. The Compliance Committee currently meets regularly four (4) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held four (4) meetings during the fiscal year ended May 31, 2017.
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Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Voya funds (including each Fund). The responsibilities of the Contracts Committee include, among other things: (i) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; (vi) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Trustees; and (vii) otherwise providing assistance in connection with Board decisions to renew, reject, or modify agreements or plans.
The Contracts Committee currently consists of all eleven (11) of the Independent Trustees of the Board. Ms. Pressler currently serves as the Chairperson of the Contracts Committee. It is expected that the Contracts Committee will meet regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held six (6) meetings during the fiscal year ended May 31, 2017.
Investment Review Committees. The Board has established, for all of the funds under its direction, the following three Investment Review Committees (each an “IRC” and collectively the “IRCs”): (i) the Joint Investment Review Committee (“Joint IRC”); (ii) the Investment Review Committee E (formerly known as the Domestic Equity Funds Investment Review Committee) (“IRC E”); and (iii) the Investment Review Committee F (formerly known as the International/Balanced/Fixed Income Funds Investment Review Committee) (“IRC F”). The funds are allocated among IRCs periodically by the Board as the Board deems appropriate to balance the workloads of the IRCs and to have similar types of funds or funds with the same investment sub-adviser or the same portfolio management team assigned to the same IRC. Each IRC performs the following functions, among other things: (i) monitoring the investment performance of the funds in the Voya family of funds that are assigned to that Committee; and (ii) making recommendations to the Board with respect to investment management activities performed by the advisers and/or sub-advisers on behalf of such Voya funds, and reviewing and making recommendations regarding proposals by management to retain new or additional sub-advisers for these Voya funds. Each Fund is monitored by the IRCs, as indicated below. Each committee is described below.
	Joint IRC	IRC E	IRC F
Each Fund	X
The Joint IRC currently consists of eleven (11) Independent Trustees. Mr. Obermeyer currently serves as the Chairperson of the Joint IRC. The Joint IRC currently meets regularly six (6) times per year. The Joint IRC held six (6) meetings during the fiscal year ended May 31, 2017.
The IRC E currently consists of six (6) Independent Trustees. The following Trustees serve as members of the IRC E: Mses. Baldwin and Pressler, and Messrs. Gavin, Jones, Obermeyer, and Vincent. Ms. Baldwin currently serves as the Chairperson of the IRC E. The IRC E currently meets regularly six (6) times per year. The IRC E held six (6) meetings during the fiscal year ended May 31, 2017.
The IRC F currently consists of five (5) Independent Trustees. The following Trustees serve as members of the IRC F: Ms. Chadwick and Messrs. Boyer, Drotch, Kenny, and Sullivan. Ms. Chadwick currently serves as the Chairperson of the IRC F. The IRC F currently meets regularly six (6) times per year. The IRC F held six (6) meetings during the fiscal year ended May 31, 2017.
Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Trustees and recommending changes to the size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and, if appropriate, recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Trustees; (vii) overseeing the Board’s annual self-evaluation process; (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees; (ix) overseeing actions to facilitate attendance by Independent Trustees at relevant educational seminars and similar programs; and (x) overseeing insurance arrangements for the funds.
In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies as potential candidates. A shareholder nominee for Trustee should be submitted in writing to the Trust’s Secretary at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Any such shareholder nomination should include at least the following information as to each individual proposed for nomination as Trustee: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.
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The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Trust’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Trust with the SEC.
The Nominating and Governance Committee currently consists of seven (7) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Mses. Baldwin and Chadwick, and Messrs. Boyer, Drotch, Jones, Kenny, and Obermeyer. Mr. Kenny currently serves as the Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee typically meets three (3) times per year and on an as-needed basis. The Nominating and Governance Committee held six (6) meetings during the fiscal year ended May 31, 2017.
The Board’s Risk Oversight Role
The day-to-day management of various risks relating to the administration and operation of the Trust and each Fund is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for each Fund. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact each Fund or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.
The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront each Fund. In general, these risks include, among others: (i) investment risks; (ii) credit risks; (iii) liquidity risks; (iv) valuation risks; (v) operational risks; (vi) reputational risks; (vii) regulatory risks; (viii) risks related to potential legislative changes; (ix) the risk of conflicts of interest affecting Voya affiliates in managing each Fund; and (x) cybersecurity risks. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting each Fund. In addition, many service providers to each Fund have adopted their own policies, procedures, and controls designed to address particular risks to each Fund. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to, and developments relating to, the effectiveness of these policies and procedures.
The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from Officers of the Trust, including the CCOs for the Trust and the Adviser and the Trust’s Chief Investment Risk Officer (“CIRO”), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (i) the Compliance Committee regarding compliance with regulatory requirements and oversight of cybersecurity practices by each Fund and key service providers; (ii) the IRCs regarding investment activities and strategies that may pose particular risks; (iii) the Audit Committee with respect to financial reporting controls and internal audit activities; (iv) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (v) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust. The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by each Fund’s portfolio managers. Although the IRD works closely with management of the Trust in performing its duties, the CIRO is directly accountable to, and maintains an ongoing dialogue with, the Independent Trustees.
Qualifications of the Trustees
The Board believes that each of its Trustees is qualified to serve as a Trustee of the Trust based on its review of the experience, qualifications, attributes, and skills of each Trustee. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each Trustee: strong character and high integrity; an ability to review, evaluate, analyze, and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory, or other skills that would be relevant to the performance of a Trustee's duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience; other professional experience; experience serving on the boards of directors/trustees of other public companies; educational background and professional training; prior experience serving on the Board, as well as the boards of other investment companies in the Voya family of funds and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.
Information indicating certain of the specific experience and qualifications of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the table above that provides information about each Trustee. That table includes, for each Trustee, positions held with the Trust, the length of such service, principal occupations during the past five (5) years, the number of series within the Voya family of funds for which the Trustee serves as a Board member, and certain directorships held during the past five (5) years. Set forth below are certain additional specific experiences, qualifications, attributes, or skills that the Board believes support a conclusion that each Trustee should serve as a Board member in light of the Trust’s business and structure.
Independent Trustees
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Colleen D. Baldwin has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2007. She also has served as the Chairperson of the Trust’s IRC E since January 23, 2014 and, prior to that, as the Chairperson of the Trust’s Nominating and Governance Committee since 2009. Ms. Baldwin is currently an Independent Board Director of DSM/Dentaquest and is currently the Chairperson of its Audit Committee and a member of its Finance/Investment Review Committee. Ms. Baldwin has been President of Glantuam Partners, LLC, a business consulting firm, since 2009. Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994). Ms. Baldwin began her career in 1981 at AT&T/Bell Labs as a systems analyst. Ms. Baldwin holds a B.S. from Fordham University and an M.B.A. from Pace University.
John V. Boyer has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2005. He also has served as the Chairperson of the Trust’s Board of Trustees since January 22, 2014 and, prior to that, as the Chairperson of the Trust’s IRC F since 2006. Prior to that, he served as the Chairperson of the Compliance Committee for other funds in the Voya family of funds. Since 2008, Mr. Boyer has been President and CEO of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment fund. Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment funds. He also served as a board member of certain predecessor mutual funds of the Voya family of funds (1997-2005). Mr. Boyer holds a B.A. from the University of California, Santa Barbara and an M.F.A. from Princeton University.
Patricia W. Chadwick has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Trust’s IRC F since January 23, 2014 and, prior to that, as the Chairperson of the Trust’s IRC E since 2007. Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a director of The Royce Funds (since 2009), Wisconsin Energy Corp. (since 2006), and AMICA Mutual Insurance Company (since 1992). Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments, and foundations, as well as management responsibilities for an asset management business. Ms. Chadwick holds a B.A. from Boston University and is a Chartered Financial Analyst.
Peter S. Drotch has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2007. He has also served as the Chairperson of the Trust’s Audit Committee since January 1, 2015. Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s U.S. Investment Management practice group and a member of its global leadership team where he acquired extensive experience with respect to audits and other financial matters relating to registered investment companies. Since his retirement, he also has served on the boards of registered investment companies in other fund complexes (the State Street Research Funds and BlackRock Funds) from 2004 to 2006 and as a consultant with respect to investment company regulatory compliance matters. Mr. Drotch is also a Director of Tufts Health Plan (health insurance), and the University of Connecticut Foundation, Inc. Mr. Drotch holds a B.S. from the University of Connecticut and is a retired Certified Public Accountant.
Martin J. Gavin has been a Trustee of the Trust since August 1, 2015. Mr. Gavin previously served as a Trustee of the Trust from May 21, 2013 until September 12, 2013, and as a board member of other investment companies in the Voya family of funds from 2009 until 2010 and from 2011 until September 12, 2013.Mr. Gavin was the President and Chief Executive Officer of the Connecticut Children’s Medical Center from 2006 to 2015. Prior to his position at Connecticut Children’s Medical Center, Mr. Gavin worked in the insurance and investment industries for more than 27 years. Mr. Gavin served in several senior executive positions with The Phoenix Companies during a 16 year period, including as President of Phoenix Trust Operations, Executive Vice President and Chief Financial Officer of Phoenix Duff & Phelps, a publicly-traded investment management company, and Senior Vice President of Investment Operations at Phoenix Home Life. Mr. Gavin holds a B.A. from the University of Connecticut.
Russell H. Jones has been a Trustee of the Trust since May 21, 2013, and a board member of other investment companies in the Voya family of funds since December 2007. He also has served as the Chairperson of the Trust’s Compliance Committee since January 23, 2014. From 1973 until his retirement in 2008, Mr. Jones served in various positions at Kaman Corporation, an aerospace and industrial distribution manufacturer, including Senior Vice President, Chief Investment Officer and Treasurer, Principal Investor Relations Officer, Principal Public Relations Officer and Corporate Parent Treasurer. Mr. Jones served as an Independent Director and Chair of the Contracts Committee for CIGNA Mutual Funds from 1995 until 2005. Mr. Jones also served as President of the Hartford Area Business Economists from 1986 until 1987. Mr. Jones holds a B.A. from the University of Connecticut and an M.A. from the Hartford Seminary.
Patrick W. Kenny has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2005. He also has served as the Chairperson of the Trust’s Nominating and Governance Committee since January 23, 2014 and, prior to that, as the Chairperson of the Trust’s Compliance Committee since 2006. He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG LLP (accounting firm). Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the Voya family of funds (2002-2005). Mr. Kenny holds a B.B.A. from
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the University of Notre Dame and an M.A. from the University of Missouri and is a Certified Public Accountant.
Joseph E. Obermeyer has been a Trustee of the Trust since May 21, 2013, and a board member of other investment companies in the Voya family of funds since 2003. He also has served as the Chairperson of the Trust’s Joint IRC since January 23, 2014. Mr. Obermeyer is the founder and President of Obermeyer & Associates, Inc., a provider of financial and economic consulting services since 1999. Prior to founding Obermeyer & Associates, Mr. Obermeyer had more than 15 years of experience in accounting, including serving as a Senior Manager at Arthur Andersen LLP from 1995 until 1999. Previously, Mr. Obermeyer served as a Senior Manager at Coopers & Lybrand LLP from 1993 until 1995, as a Manager at Price Waterhouse from 1988 until 1993, Second Vice President from 1985 until 1988 at Smith Barney, and as a consultant with Arthur Andersen & Co. from 1984 until 1985. Mr. Obermeyer holds a B.A. in Business Administration from the University of Cincinnati, an M.B.A. from Indiana University, and post graduate certificates from the University of Tilburg and INSEAD.
Sheryl K. Pressler has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Trust’s Contracts Committee since 2007. Ms. Pressler has served as a consultant on financial matters since 2001. Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), Director of Stillwater Mining Company (May 2002 – May 2013), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer). Ms. Pressler holds a B.A. from Webster University and an M.B.A. from Washington University.
Christopher P. Sullivan has been a Trustee of the Trust since October 1, 2015. He retired from Fidelity Management & Research in October 2012, following three years as first the President of the Bond Group and then the Head of Institutional Fixed Income. Previously, Mr. Sullivan served as Managing Director and Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009) and prior to that, Senior Vice President at PIMCO (1997-2001). He currently serves as a Director of Rimrock Funds (since 2013), a fixed income hedge fund. He is also a Senior Advisor to Asset Grade (since 2013), a private wealth management firm, and serves as a Trustee of the Overlook Foundation, a foundation that supports Overlook Hospital in Summit, New Jersey. In addition to his undergraduate degree from the University of Chicago, Mr. Sullivan holds an M.A. degree from the University of California at Los Angeles and is a Chartered Financial Analyst.
Roger B. Vincent has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 1994. He also has served as the Chairperson of the Trust’s Board of Trustees from 2007 – January 21, 2014 and, prior to that, as the Chairperson of the Trust’s Contracts Committee and the IRC E. Mr. Vincent retired as President of Springwell Corporation (a corporate finance firm) in 2011 where he had worked since 1989. He is a Director of UGI Corporation and UGI Utilities, Inc. (since 2006). He previously worked for 20 years at Bankers Trust Company where he was a Managing Director and a member of the bank’s senior executive partnership. He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000), and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the Voya family of funds (1993-2002). Mr. Vincent is a member of the board of the Mutual Fund Directors Forum and a past Director of the National Association of Corporate Directors. Mr. Vincent holds a B.S. from Yale University and an M.B.A. from Harvard University.
Interested Trustee
Shaun P. Mathews has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2007. He also is President and Chief Executive Officer of Voya Investments, LLC (2006 to present). Mr. Mathews previously served as President of Voya Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business.
Trustee Ownership of Securities
In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the Voya family of funds at all times (“Ownership Policy”). For this purpose, beneficial ownership of shares of a Voya fund include, in addition to direct ownership of Voya fund shares, ownership of a variable contract whose proceeds are invested in a Voya fund within the Voya family of funds, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated funds within the Voya family of funds.
The Ownership Policy requires the initial value of investments in the Voya family of funds that are directly or indirectly owned by the Trustees to equal or exceed the annual retainer fee for Board services (excluding any annual retainers for service as chairpersons of the Board or its committees or as members of committees), as such retainer shall be adjusted from time to time.
The Ownership Policy provides that existing Trustees shall have a reasonable amount of time from the date of any recent or future increase in the minimum ownership requirements in order to satisfy the minimum share ownership requirements. In addition, the Ownership Policy provides that a new Trustee shall satisfy the minimum share ownership requirements within a reasonable time of becoming a Trustee. For purposes of the Ownership Policy, a reasonable period of time will be deemed to be, as applicable, no more than three years after a Trustee has assumed that position with the Voya family of funds or no more than one year after an increase in the minimum share ownership requirement due to changes in annual Board retainer fees. A decline in value of any fund investments will not cause a Trustee to have to make any additional investments under this Policy.
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Investment in mutual funds of the Voya family of funds by the Trustees pursuant to this Ownership Policy are subject to: (i) policies, applied by the mutual funds of the Voya family of funds to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (ii) any provisions of the Code of Ethics for the Voya family of funds that otherwise apply to the Trustees.
Trustees' Fund Equity Ownership Positions
The following table sets forth information regarding each Trustee's beneficial ownership of equity securities of each Fund and the aggregate holdings of shares of equity securities of all the funds in the Voya family of funds for the calendar year ended December 31, 2016.
Fund	Dollar Range of Equity Securities in each Fund as of December 31, 2016
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Peter S. Drotch	Martin J. Gavin	Russell H. Jones
Voya Target In-Retirement Fund	None	None	None	None	None	None
Voya Target Retirement 2020 Fund	None	None	None	None	None	None
Voya Target Retirement 2025 Fund	None	None	None	None	None	None
Voya Target Retirement 2030 Fund	None	None	None	None	None	None
Voya Target Retirement 2035 Fund	None	None	None	None	None	None
Voya Target Retirement 2040 Fund	None	None	None	None	None	None
Voya Target Retirement 2045 Fund	None	None	None	None	None	None
Voya Target Retirement 2050 Fund	None	None	None	None	None	None
Voya Target Retirement 2055 Fund	None	None	None	None	None	None
Voya Target Retirement 2060 Fund	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Voya family of funds	Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000	Over $100,000	Over $100,000[1]	Over $100,000[1]

Fund	Dollar Range of Equity Securities in each Fund as of December 31, 2016
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Target In-Retirement Fund	None	None	None	None	None	None
Voya Target Retirement 2020 Fund	None	None	None	None	None	None
Voya Target Retirement 2025 Fund	None	None	None	None	None	None
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Fund	Dollar Range of Equity Securities in each Fund as of December 31, 2016
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Target Retirement 2030 Fund	None	None	None	None	None	None
Voya Target Retirement 2035 Fund	None	None	None	None	None	None
Voya Target Retirement 2040 Fund	None	None	None	None	None	None
Voya Target Retirement 2045 Fund	None	None	None	None	None	None
Voya Target Retirement 2050 Fund	None	None	None	None	None	None
Voya Target Retirement 2055 Fund	None	None	None	None	None	None
Voya Target Retirement 2060 Fund	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Voya family of funds	Over $100,000 Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000[1]	Over $100,000[1]	None	Over $100,000
1	Includes the value of shares in which a Trustee has an indirect interest through a deferred compensation plan and/or a 401(K) plan.
Independent Trustee Ownership of Securities of the Adviser, Underwriter, and their Affiliates
The following table sets forth information regarding each Independent Trustee's (and his/her immediate family members) share ownership, beneficially or of record, in securities of each Fund’s Adviser or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of each Fund (not including registered investment companies) as of December 31, 2016.
Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
Martin J. Gavin	N/A	N/A	N/A	N/A	N/A
Russell H. Jones	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Joseph Obermeyer	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Christopher P. Sullivan	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A
Trustee Compensation
Each Trustee is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee meetings attended. Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The Board may from time to time designate other meetings as subject to compensation.
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Each Fund pays each Trustee who is not an interested person of the Fund his or her pro rata share, as described below, of: (i) an annual retainer of $250,000; (ii) Mr. Boyer, as the Chairperson of the Board, receives an additional annual retainer of $100,000; (iii) Mses. Baldwin, Chadwick, and Pressler and Messrs. Drotch, Jones, Kenny, and Obermeyer as the Chairpersons of Committees of the Board, each receive an additional annual retainer of $30,000, $30,000, $65,000, $30,000, $30,000, $30,000, and $30,000, respectively; (iv) $10,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, and two (2) annual contract review meetings); and (v) out-of-pocket expenses. The Board at its discretion may from time to time designate other special meetings as subject to an attendance fee in the amount of $5,000 for in-person meetings and $2,500 for special telephonic meetings.
The pro rata share paid by each Fund is based on each Fund’s average net assets as a percentage of the average net assets of all the funds managed by the adviser or its affiliate for which the Trustees serve in common as Trustees.
Future Compensation Payment
Certain future payment arrangements apply to certain Trustees. More particularly, each non-interested Trustee, with the exception of Messrs.  Jones and Obermeyer, who was a Trustee on or before May 9, 2007, and who will have served as a non-interested Trustee for five or more years for one or more funds in the Voya family of funds is entitled to a future payment (“Future Payment”), if such Trustee:  (i) retires in accordance with the Board’s retirement policy; (ii) dies; or (iii) becomes disabled.  The Future Payment shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, in an amount equal to two (2) times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability if the Trustee had served as Trustee for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Trustee (as compared to five years) as of May 9, 2007.  The annual compensation determination shall be based upon the annual Board membership retainer fee in effect at the time of that Trustee’s retirement, death or disability (but not any separate annual retainer fees for chairpersons of committees and of the Board), provided that the annual compensation used for this purpose shall not exceed the annual retainer fees as of May 9, 2007.  This amount shall be paid by the Voya fund or Voya funds on whose Board the Trustee was serving at the time of his or her retirement, death, or disability.  Each applicable Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments.
Compensation Table
The following table sets forth information provided by each Fund’s Adviser regarding compensation of Trustees by each Fund and other funds managed by the Adviser and its affiliates for the fiscal year ended May 31, 2017. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the Adviser or its affiliates.
Fund	Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Peter S. Drotch	Martin J. Gavin
Voya Target In-Retirement Fund	$7.40	$8.85	$7.40	$7.36	$6.78
Voya Target Retirement 2020 Fund	$9.70	$11.59	$9.70	$9.65	$8.88
Voya Target Retirement 2025 Fund	$9.52	$11.38	$9.52	$9.47	$8.72
Voya Target Retirement 2030 Fund	$11.01	$13.17	$11.01	$10.96	$10.09
Voya Target Retirement 2035 Fund	$8.38	$10.03	$8.38	$8.34	$7.67
Voya Target Retirement 2040 Fund	$4.86	$5.82	$4.86	$4.83	$4.45
Voya Target Retirement 2045 Fund	$5.93	$7.10	$5.93	$5.90	$5.43
Voya Target Retirement 2050 Fund	$4.72	$5.64	$4.72	$4.69	$4.32
Voya Target Retirement 2055 Fund	$4.75	$5.68	$4.75	$4.72	$4.35
Voya Target Retirement 2060 Fund	$4.33	$5.18	$4.33	$4.30	$3.97
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A
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Fund	Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Peter S. Drotch	Martin J. Gavin
Total Compensation from the Fund and the Voya family of funds Paid to Trustees	$360,000.00[1]	$430,000.00[1]	$360,000.00	$357,500.00	$330,000.00[1]

Fund	Aggregate Compensation
	Russell H. Jones	Patrick W. Kenny	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan	Roger B. Vincent
Voya Target In-Retirement Fund	$7.36	$7.36	$7.40	$8.13	$6.78	$6.78
Voya Target Retirement 2020 Fund	$9.65	$9.65	$9.70	$10.64	$8.88	$8.88
Voya Target Retirement 2025 Fund	$9.47	$9.47	$9.52	$10.45	$8.72	$8.72
Voya Target Retirement 2030 Fund	$10.96	$10.96	$11.01	$12.09	$10.09	$10.09
Voya Target Retirement 2035 Fund	$8.34	$8.34	$8.38	$9.20	$7.67	$7.67
Voya Target Retirement 2040 Fund	$4.83	$4.83	$4.86	$5.34	$4.45	$4.45
Voya Target Retirement 2045 Fund	$5.90	$5.90	$5.93	$6.52	$5.43	$5.43
Voya Target Retirement 2050 Fund	$4.69	$4.69	$4.72	$5.18	$4.32	$4.32
Voya Target Retirement 2055 Fund	$4.72	$4.72	$4.75	$5.21	$4.35	$4.35
Voya Target Retirement 2060 Fund	$4.30	$4.30	$4.33	$4.76	$3.97	$3.97
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Fund and the Voya family of funds Paid to Trustees	$357,500.00[1]	$357,500.00[1]	$360,000.00[1]	$395,000.00[1]	$330,000.00	$330,000.00
1	During the fiscal year ended May 31, 2017, Ms. Baldwin, Mr. Boyer, Mr. Gavin, Mr. Jones, Mr. Kenny, Mr. Obermeyer, and Ms. Pressler deferred $25,000.00, $20,000.00, $165,000.00, $157,500.00, $89,375.00, $36,000.00, and $44,000.00, respectively, of their compensation from the Voya family of funds.
CODE OF ETHICS
Each Fund, the Adviser, the Sub-Adviser, and the Distributor have adopted a code of ethics (“Code of Ethics”) governing personal trading activities of all Trustees, Officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of or obtain information pertaining to any purchase or sale of a security by each Fund. The Code of Ethics is intended to prohibit fraud against a Fund that may arise from the personal trading of securities that may be purchased or held by that Fund or of the Fund’s shares. The Code of Ethics prohibits short-term trading of a Fund’s shares by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with each Fund’s Adviser or its affiliates and to report all transactions on a regular basis.
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PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
The following may be deemed control persons of certain Funds:
Voya Investment Management Co. LLC, a Delaware limited liability company, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Voya Retirement Insurance and Annuity Company, a Connecticut corporation, is an indirect, wholly-owned subsidiary of Voya Financial, Inc.
Trustee and Officer Holdings
As of September 5, 2017, the Trustees and officers of the Trust as a group owned less than 1% of any class of each Fund’s outstanding shares.
Principal Shareholders
As of September 5, 2017, to the best knowledge of management, no person owned beneficially or of-record 5% or more of the outstanding shares of any class of a Fund or 5% or more of the outstanding shares of a Fund addressed herein, except as set forth in the table below. The Trust has no knowledge as to whether all or any portion of shares owned of-record are also owned beneficially.
Name of Fund	Class	Name and Address	Percentage of Class	Percentage of Fund
Voya Target Retirement 2020 Fund	Class A	BNYM IS Trust CO Cust Rollover IRA FBO Eileen F. Murphy 175 Aqueduct Rd Cranston, RI 02910-5336	5.66%	0.55%
Voya Target Retirement 2020 Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	60.24%	5.90%
Voya Target Retirement 2020 Fund	Class A	BNYM I S Trust Co Cust IRA FBO Johanne D. Turcotte 10875 Durham Ave Montreal, Quebeck H2C2G8 Canada	10.98%	1.08%
Voya Target Retirement 2020 Fund	Class I	BNYM IS Trust CO Cust IRA FBO John W. Vellturo Jr. 66 Vineyard Dr. Kensington, CT 06037-1831	88.38%	16.34%
Voya Target Retirement 2020 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	9.48%	1.93%
Voya Target Retirement 2020 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	99.62%	71.44%
Voya Target Retirement 2025 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	40.38%	25.67%
Voya Target Retirement 2025 Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	42.45%	12.70%
Voya Target Retirement 2025 Fund	Class A	BNYM I S Trust Co Cust IRA FBO Darrell Lee McLaughlin 523 Heligan Lane Unit 4 Livermore, CA 94551	7.72%	2.31%
Voya Target Retirement 2025 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	25.67%
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Name of Fund	Class	Name and Address	Percentage of Class	Percentage of Fund
Voya Target Retirement 2025 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	17.66%	25.67%
Voya Target Retirement 2025 Fund	Class R6	Mid Atlantic Trust Company FBO Winward International, Inc. 401(k) 1251 Waterfront Place, Ste 525 Pittsburgh, PA 15222	16.77%	11.51%
Voya Target Retirement 2025 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	63.62%	43.65%
Voya Target Retirement 2030 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	50.25%	24.81%
Voya Target Retirement 2030 Fund	Class A	Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	10.21%	2.37%
Voya Target Retirement 2030 Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	13.87%	3.22%
Voya Target Retirement 2030 Fund	Class A	BNYM I S Trust Co Cust Rollover IRA FBO Niall B. Requist PO Box 359 Fraser, CO 80442-0359	5.15%	1.20%
Voya Target Retirement 2030 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	24.81%
Voya Target Retirement 2030 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	15.52%	24.81%
Voya Target Retirement 2030 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	80.50%	60.65%
Voya Target Retirement 2035 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	62.65%	29.39%
Voya Target Retirement 2035 Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	22.66%	5.00%
Voya Target Retirement 2035 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	12.10%	29.39%
Voya Target Retirement 2035 Fund	Class I	Texas Tech University System Attn: Eric Fisher AVC & Treasurer PO Box 41098 Lubbock, TX 79409-1098	87.90%	12.52%
Voya Target Retirement 2035 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	21.75%	29.39%
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Name of Fund	Class	Name and Address	Percentage of Class	Percentage of Fund
Voya Target Retirement 2035 Fund	Class R6	State Street Bank and Trust as TTEE FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	5.38%	3.42%
Voya Target Retirement 2035 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	62.51%	39.82%
Voya Target Retirement 2035 Fund	Class R6	Matrix Trust Company Cust FBO Island Swimming Sales, Inc. 717 17th Street STE 1300 Denver, CO 80202	9.60%	6.11%
Voya Target Retirement 2040 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	61.67%	56.78%
Voya Target Retirement 2040 Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	8.62%	3.73%
Voya Target Retirement 2040 Fund	Class A	BNYM I S Trust Co Cust Bene IRA Bryan Reger Decd Christina Ann Reger Bene 1303 S Riverview Dr Gardnerville, NV 89460-8922	14.76%	6.38%
Voya Target Retirement 2040 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	97.84%	56.78%
Voya Target Retirement 2040 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	50.14%	56.78%
Voya Target Retirement 2040 Fund	Class R6	Mid Atlantic Trust Company FBO Winward International, Inc. 401(k) 1251 Waterfront Place, Ste 525 Pittsburgh, PA 15222	5.07%	2.78%
Voya Target Retirement 2040 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	40.63%	21.65%
Voya Target Retirement 2045 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	69.35%	48.59%
Voya Target Retirement 2045 Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	8.69%	2.86%
Voya Target Retirement 2045 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	48.59%
Voya Target Retirement 2045 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	35.61%	48.59%
Voya Target Retirement 2045 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	60.26%	38.69%
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Name of Fund	Class	Name and Address	Percentage of Class	Percentage of Fund
Voya Target Retirement 2050 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	80.11%	69.43%
Voya Target Retirement 2050 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	69.43%
Voya Target Retirement 2050 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	59.25%	69.43%
Voya Target Retirement 2050 Fund	Class R6	State Street Bank and Trust as TTEE FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	5.24%	2.89%
Voya Target Retirement 2050 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	33.29%	18.36%
Voya Target Retirement 2055 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	80.88%	64.23%
Voya Target Retirement 2055 Fund	Class A	Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	8.06%	3.00%
Voya Target Retirement 2055 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	64.23%
Voya Target Retirement 2055 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	51.34%	64.23%
Voya Target Retirement 2055 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	48.54%	28.57%
Voya Target Retirement 2060 Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	82.26%	80.01%
Voya Target Retirement 2060 Fund	Class A	BNYM IS Trust Co Cust Rollover IRA David Cole 4625 E Joppa Rd Perry Hall, MD 21128-9306	11.78%	5.45%
Voya Target Retirement 2060 Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	80.01%
Voya Target Retirement 2060 Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	76.40%	80.01%
Voya Target Retirement 2060 Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	23.49%	11.73%
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Name of Fund	Class	Name and Address	Percentage of Class	Percentage of Fund
Voya Target In-Retirement Fund	Class A	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	50.75%	39.15%
Voya Target In-Retirement Fund	Class A	Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.48%	2.73%
Voya Target In-Retirement Fund	Class A	Patterson & Co FBO Times Square Dist Mngt Assoc RP 1525 West Wt Harris Blvd Charlotte, NC 28288-1076	16.02%	5.84%
Voya Target In-Retirement Fund	Class A	BNYM I S Trust CO CUST IRA FBO Helen Ronay 6940 Newton Ave SO Richfield, MN 55423-2119	8.63%	3.15%
Voya Target In-Retirement Fund	Class A	BNYM IS Trust Co Cust Rollover IRA Donald R. Mattson 6135 Kentwood Dr Horn Lake, MS 38637-2737	14.95%	5.45%
Voya Target In-Retirement Fund	Class I	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	100.00%	39.15%
Voya Target In-Retirement Fund	Class R6	Voya Investment Management Co LLC Attn: Robby Presser 230 Park Avenue, 13th Fl New York, NY 10169	30.17%	39.15%
Voya Target In-Retirement Fund	Class R6	Voya Retirement Insurance and Annuity Company Attn: Valuation Unit-TN 41 One Orange Way BN3 Windsor, CT 06095	67.52%	41.48%
PROXY VOTING PROCEDURES AND GUIDELINES
The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to each Fund’s portfolio securities. The procedures and guidelines provide that, under most circumstances, each Fund will “echo” vote its interest in Underlying Funds. This means that, if a Fund must vote on a proposal with respect to an Underlying Fund, the Fund will vote its interest in that Underlying Fund in the same proportion that all other shareholders in the Underlying Fund voted their interests. The effect of echo voting may be that a small number of shareholders may determine the outcome of a vote. The proxy voting procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with each Fund’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of each Fund’s proxy voting procedures and guidelines. A copy of the proxy voting procedures and guidelines of each Fund, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how each Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available online without charge at www.voyainvestments.com or by accessing the SEC’s EDGAR database at www.sec.gov.
ADVISER
The investment adviser for each Fund is Voya Investments, LLC. The Adviser, subject to the authority of the Board, has the overall responsibility for the management of each Fund’s portfolio.
The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Trust on behalf of each Fund. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for each Fund. In addition, the Adviser provides administrative services reasonably necessary as of January 1, 2015 for the ordinary operation of each Fund. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
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Investment Management Services
Among other things, the Adviser: (i) provides general investment advice and guidance with respect to each Fund and provides advice and guidance to each Fund’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of each Fund’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Trust; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of each Fund and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of each Fund in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of each Fund, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Fund’s assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no sub-adviser is engaged to manage the assets of such Fund.
In addition, the Adviser assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. The Adviser also reviews each Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of each Fund.
Limitation of Liability
The Adviser is not subject to liability to each Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to each Fund so long as such continuance is specifically approved at least annually by: (i) the Board of Trustees; or (ii) the vote of a “majority” of a Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Investment Management Agreement may be terminated as to a particular Fund at any time without penalty by: (i) the vote of the Board; (ii) the vote of a majority of each Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Fund; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates, except the CCO and the CIRO.The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating the Investment Management Agreement so that, effective May 1, 2015, the terms of the Investment Management Agreement and an historic administration agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates and, under the Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged.
As compensation for its services, each Fund pays the Adviser, expressed as an annual rate, a fee equal to the following as a percentage of each Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the sections below entitled “Management Fee Waivers” and “Contractual Management Fee Changes.”
Annual Management Fee
If the Fund invests in Underlying Funds: 0.10% of the Fund’s average daily net assets; and if the Fund invests in Direct Investments: 0.40% of the Fund’s average daily net assets.
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“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on the date of the Investment Management Agreement.
“Direct Investments” shall mean assets which are not Underlying Funds.
Management Fee Waivers
The Adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2018. Termination or modification of this obligation requires approval by the Board.
Contractual Management Fee Changes
Prior to January 1, 2015, each Fund did not pay an administrative services fee.
Total Investment Management Fees Paid by each Fund
During the past three fiscal years, each Fund paid the following investment management fees to the Adviser or its affiliates. “N/A” in the table indicates that, as the Fund was not in operation during the relevant fiscal year, no information is shown.
Voya Target Retirement 2060 Fund commenced operations on December 21, 2015. The amounts shown for 2016 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Fund	May 31,
	2017	2016	2015
Voya Target In-Retirement Fund
Management Fee (Prior to May 1, 2015)	None	None	$28
Administrative Services Fee (Prior to May 1, 2015)	None	None	$19
Management Fee including Administrative Services (effective May 1, 2015)	$4,358	$974	$8
Voya Target Retirement 2020 Fund
Management Fee (Prior to May 1, 2015)	None	None	$302
Administrative Services Fee (Prior to May 1, 2015)	None	None	$208
Management Fee including Administrative Services (effective May 1, 2015)	$5,711	$1,081	$89
Voya Target Retirement 2025 Fund
Management Fee (Prior to May 1, 2015)	None	None	$24
Administrative Services Fee (Prior to May 1, 2015)	None	None	$20
Management Fee including Administrative Services (effective May 1, 2015)	$5,156	$838	$9
Voya Target Retirement 2030 Fund
Management Fee (Prior to May 1, 2015)	None	None	$29
Administrative Services Fee (Prior to May 1, 2015)	None	None	$21
Management Fee including Administrative Services (effective May 1, 2015)	$6,768	$963	$10
Voya Target Retirement 2035 Fund
Management Fee (Prior to May 1, 2015)	None	None	$29
Administrative Services Fee (Prior to May 1, 2015)	none	None	$21
Management Fee including Administrative Services (effective May 1, 2015)	$5,207	$982	$9
Voya Target Retirement 2040 Fund
Management Fee (Prior to May 1, 2015)	None	None	$28
Administrative Services Fee (Prior to May 1, 2015)	None	None	$22
Management Fee including Administrative Services (effective May 1, 2015)	$3,099	$987	$9
Voya Target Retirement 2045 Fund
Management Fee (Prior to May 1, 2015)	None	None	$30
Administrative Services Fee (Prior to May 1, 2015)	None	None	$22
Management Fee including Administrative Services (effective May 1, 2015)	$3,869	$1,081	$9
Voya Target Retirement 2050 Fund
Management Fee (Prior to May 1, 2015)	None	None	$30
Administrative Services Fee (Prior to May 1, 2015)	None	None	$22
Management Fee including Administrative Services (effective May 1, 2015)	$3,021	$1,067	$9
Voya Target Retirement 2055 Fund
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Fund	May 31,
Management Fee (Prior to May 1, 2015)	None	None	$31
Administrative Services Fee (Prior to May 1, 2015)	None	None	$22
Management Fee including Administrative Services (effective May 1, 2015)	$3,152	$1,072	$9
Voya Target Retirement 2060 Fund
Management Fee (Prior to May 1, 2015)	None	None	N/A
Administrative Services Fee (Prior to May 1, 2015)	None	None	N/A
Management Fee including Administrative Services (effective May 1, 2015)	$2,804	$997	N/A
EXPENSES
Each Fund’s assets may decrease or increase during its fiscal year and each Fund’s operating expense ratios may correspondingly increase or decrease.
In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Adviser.
Certain expenses of each Fund are generally allocated to each Fund, and each class of each Fund, in proportion to its pro rata average net assets, provided that expenses that are specific to a class of a Fund may be charged directly to that class in accordance with the Trust’s Multiple Class Plan(s) pursuant to Rule 18f-3. However, any Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.
Certain operating expenses shared by several Funds are generally allocated amongst those Funds based on average net assets.
In addition to payments made to the Adviser, Distributor, and other service providers (including the custodian, independent registered public accounting firm, legal counsel, and transfer agent and dividend paying agent), each Fund may pay service fees to intermediaries such as brokers, financial planners or advisers, banks, and insurance companies, including affiliates of the Adviser, for administration, recordkeeping, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These financial intermediaries may (though they will not necessarily) provide services including, among other things: processing and mailing trade confirmations; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These additional fees paid by each Fund to intermediaries may take two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account. These may include payments for 401(K) sub-accounting services, networking fees, and omnibus account servicing fees.
EXPENSE LIMITATIONS
As described in the Prospectus, the Adviser, Distributor, and/or Sub-Adviser may have entered into one or more expense limitation agreements with each Fund pursuant to which they have agreed to waive or limit their fees. In connection with such an agreement, the Adviser, Distributor, or Sub-Adviser, as applicable, will assume expenses (excluding certain expenses as discussed below) so that the total annual ordinary operating expenses of a Fund do not exceed the amount specified in that Fund’s Prospectus.
Exclusions
Expense limitations do not extend to interest, taxes, other investment-related costs, leverage expenses (as defined below), extraordinary expenses such as litigation and expenses of the CCO and CIRO, other expenses not incurred in the ordinary course of each Fund’s business, and expenses of any counsel or other persons or services retained by the Independent Trustees. Leverage expenses shall mean fees, costs, and expenses incurred in connection with a Fund’s use of leverage (including, without limitation, expenses incurred by a Fund in creating, establishing, and maintaining leverage through borrowings or the issuance of preferred shares).
If an expense limitation is subject to recoupment (as indicated in the Prospectus), the Adviser, Distributor, or Sub-Adviser, as applicable, may recoup any expenses reimbursed within 36 months of the waiver or reimbursement if such recoupment can be achieved without exceeding the expense limit in effect at the time of the recoupment or at the time of the waiver or reimbursement. The Adviser, Distributor, or Sub-Adviser, as applicable, will only be reimbursed for the fees waived or expenses assumed after the effective date of the expense limitation.
NET FUND FEES WAIVED AND/OR REIMBURSED
The table below shows the net fund expenses reimbursed, waived, and any recoupment, if applicable, by the Adviser, Administrator and Distributor for the last three fiscal years. Effective May 1, 2015, the Administrator no longer serves as administrator to each Fund. “N/A” in the table indicates that, as the Fund was not in operation during the relevant fiscal year, no information is shown.
Voya Target Retirement 2060 Fund commenced operations on December 21, 2015. The amounts shown for 2016 reflect the period from the commencement of operations through the end of the relevant fiscal period.
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Fund	May 31,
	2017	2016	2015
Voya Target In-Retirement Fund	$(86,055)	$(67,598)	$(42,661)
Voya Target Retirement 2020 Fund	$(89,499)	$(74,570)	$(140,771)
Voya Target Retirement 2025 Fund	$(93,898)	$(67,378)	$(43,453)
Voya Target Retirement 2030 Fund	$(101,062)	$(67,277)	$(43,754)
Voya Target Retirement 2035 Fund	$(86,788)	$(67,614)	$(44,018)
Voya Target Retirement 2040 Fund	$(79,333)	$(67,629)	$(44,109)
Voya Target Retirement 2045 Fund	$(80,621)	$(68,541)	$(44,227)
Voya Target Retirement 2050 Fund	$(76,564)	$(67,875)	$(44,282)
Voya Target Retirement 2055 Fund	$(77,603)	$(67,376)	$(44,284)
Voya Target Retirement 2060 Fund	$(90,389)	$(57,233)	N/A
SUB-ADVISER
The Adviser has engaged the services of one or more Sub-Advisers to provide sub-advisory services to each Fund and, pursuant to a Sub-Advisory Agreement, has delegated certain management responsibilities to a Sub-Adviser. The Adviser monitors and evaluates the performance of any Sub-Adviser.
A Sub-Adviser provides, subject to the supervision of the Board and the Adviser, a continuous investment program for each Fund and determines the composition of the assets of each Fund, including determination of the purchase, retention, or sale of the securities, cash and other investments for the Fund, in accordance with the Fund’s investment objectives, policies and restrictions and applicable laws and regulations.
Limitation of Liability
A Sub-Adviser is not subject to liability to a Fund for any act or omission in the course of, or in connection with, rendering services under the Sub-Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.
Continuation and Termination of the Sub-Advisory Agreement
After an initial term of two years, the Sub-Advisory Agreement continues in effect from year-to-year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a majority of the Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); provided, that the continuance is also approved by a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement may be terminated as to a particular Fund without penalty upon sixty (60) days’ written notice by: (i) the Board; (ii) the majority vote of the outstanding voting securities of the relevant Fund; (iii) the Adviser; or (iv) the Sub-Adviser upon 60-90 days’ written notice, depending on the terms of the Sub-Advisory Agreement. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Management Agreement.
Sub-Advisory Fees
The Sub-Adviser receives compensation from the Adviser at the annual rate of a specified percentage of each Fund’s average daily net assets, as indicated below. The fee is accrued daily and paid monthly. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.
Sub-Adviser	Annual Sub-Advisory Fee
Voya Investment Management Co. LLC (“Voya IM”)	If the Portfolio invests in Underlying Funds: 0.00% of the Fund’s average daily net assets; and if the Portfolio invests in Direct Investments: 0.135% of the Fund’s average daily net assets.
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it was in effect on the date of the Sub-Advisory Agreement.
“Direct Investments” shall mean assets which are not Underlying Funds.
Total Sub-Advisory Fees Paid
The following table sets forth the sub-advisory fees paid by the Adviser for the last three fiscal years. “N/A” in the table indicates that, as the Fund was not in operation during the relevant fiscal year, no information is shown.
Voya Target Retirement 2060 Fund commenced operations on December 21, 2015. The amounts shown for 2016 reflect the period from the commencement of operations through the end of the relevant fiscal period.
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Fund	May 31,
	2017	2016	2015
Voya Target In-Retirement Fund	$1,020.77	$206.98	$14.22
Voya Target Retirement 2020 Fund	$1,334.07	$203.88	$151.03
Voya Target Retirement 2025 Fund	$1,117.28	$152.71	$12.65
Voya Target Retirement 2030 Fund	$1,647.34	$209.36	$15.42
Voya Target Retirement 2035 Fund	$1,274.03	$218.11	$15.08
Voya Target Retirement 2040 Fund	$769.58	$219.71	$15.13
Voya Target Retirement 2045 Fund	$985.07	$256.27	$15.53
Voya Target Retirement 2050 Fund	$761.23	$252.26	$15.53
Voya Target Retirement 2055 Fund	$804.86	$257.29	$15.77
Voya Target Retirement 2060 Fund	$714.22	$244.07	N/A
Portfolio Management
Other Accounts Managed
The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of May 31, 2017:
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jody Hrazanek	38	$7,767,888,301	0	$0	0	$0
Halvard Kvaale, CIMA	40	$14,064,587,316	0	$0	0	$0
Paul Zemsky, CFA	48	$15,934,361,067	83[1]	$2,115,675,390	0	$0
1	Two of these accounts with total assets of $1,453,037,892 have performance-based advisory fees.
Potential Material Conflicts of Interest
A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Funds. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.
A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.
A portfolio manager may also manage accounts whose objectives and policies differ from those of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.
As part of its compliance program, Voya IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.
Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. Voya IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Funds.
Compensation
Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya IM performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya IM sub-advised funds.
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Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.
The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall Voya IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.
Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya IM performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).
Voya IM's long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the Voya IM component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya IM sub-advised funds, each subject to a three-year cliff-vesting schedule.
If a portfolio manager’s base salary compensation exceeds a particular threshold, he or she may participate in Voya’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.
For the Funds, Voya IM has defined S&P Target Date Retirement Income Index, S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index, S&P Target Date 2050 Index, S&P Target Date 2055 Index, and S&P Target Date 2060+ Index as the benchmark indices for the investment team.
Ownership of Securities
The following table shows the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of May 31, 2017, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:
Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek	None
Halvard Kvaale, CIMA	None
Paul Zemsky, CFA	None
In addition to the investments shown in the tables above, certain portfolio managers may be required to defer a portion of their compensation into an account that tracks the performance of investment options, including certain Voya mutual funds, chosen by the portfolio managers as part of their participation in Voya’s deferred compensation plan and other targeted compensation programs. This deferral will not cause any purchase or sale of Fund shares, but the NAV of the Fund shares will be used as a measurement mechanism for determining the cash amount to be paid under any vesting provisions when the portfolio manager realizes his/her compensation.
The information below shows how much a portfolio manager has allocated to an investment option that tracks the performance of the Fund he/she manages. The portfolio managers may have allocated a portion of their deferral to another investment option which tracks the performance of a fund that they do not manage. Only the amount that a portfolio manager has allocated to an investment option that tracks the performance of Funds that he/she manages is shown below as of May 31, 2017:
Voya Target Retirement 2020 Fund
Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Jody Hrazanek	$1-$10,000
Paul Zemsky, CFA	$10,001-$50,000
Voya Target Retirement 2025 Fund
Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Jody Hrazanek	$1-$10,000
Paul Zemsky, CFA	$50,001-$100,000
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Voya Target Retirement 2035 Fund
Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Jody Hrazanek	$1-$10,000
Paul Zemsky, CFA	$10,001-$50,000
Voya Target Retirement 2045 Fund
Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Jody Hrazanek	$1-$10,000
Paul Zemsky, CFA	$10,001-$50,000
Voya Target In-Retirement Fund
Portfolio Manager	Dollar Range of Fund Shares Allocated Under Deferred Compensation
Jody Hrazanek	$1-$10,000
Paul Zemsky, CFA	$50,001-$100,000
PRINCIPAL UNDERWRITER
Pursuant to the Distribution Agreement (“Distribution Agreement”), Voya Investments Distributor, LLC (the “Distributor”), an indirect, wholly-owned subsidiary of Voya Financial, Inc., serves as principal underwriter and distributor for each Fund. The Distributor’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Shares of each Fund are offered on a continuous basis. As principal underwriter, the Distributor has agreed to use its best efforts to distribute the shares of each Fund, although it is not obligated to sell any particular amount of shares.
The Distributor is responsible for all of its expenses in providing services pursuant to the Distribution Agreement, including the costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The Distributor does not receive compensation for providing services under the Distribution Agreement, but may be compensated or reimbursed for all or a portion of such expenses to the extent permitted under a Rule 12b-1 Plan.
The Distribution Agreement may be continued from year to year if approved annually by the Trustees or by a vote of a majority of the outstanding voting securities of each Fund and by a vote of a majority of the Trustees who are not “interested persons” of the Distributor, or the Trust or parties to the Distribution Agreement, appearing in person at a meeting called for the purpose of approving such Agreement.
The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Trustees or the Distributor or by vote of a majority of the outstanding voting securities of the Fund without the payment of any penalty.
Commissions and Compensation Received by the Principal Underwriter
The following table shows all commissions and other compensation received by each Principal Underwriter, who is an affiliated person of each Fund or an affiliated person of that affiliated person, directly or indirectly, from each Fund during the most recent fiscal year.
Fund	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Voya Target In-Retirement Fund	Voya Investments Distributor, LLC	$184.73	$0.00	$261.04	None
Voya Target Retirement 2020 Fund	Voya Investments Distributor, LLC	$184.55	$0.00	$785.52	None
Voya Target Retirement 2025 Fund	Voya Investments Distributor, LLC	$65.36	$0.00	$2,542.29	None
Voya Target Retirement 2030 Fund	Voya Investments Distributor, LLC	$80.73	$0.00	$166.01	None
Voya Target Retirement 2035 Fund	Voya Investments Distributor, LLC	$136.82	$0.00	$630.55	None
Voya Target Retirement 2040 Fund	Voya Investments Distributor, LLC	$943.61	$0.00	$13,163.77	None
Voya Target Retirement 2045 Fund	Voya Investments Distributor, LLC	$633.11	$0.00	$1,478.25	None
Voya Target Retirement 2050 Fund	Voya Investments Distributor, LLC	$257.01	$0.00	$1,014.00	None
99

Fund	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Voya Target Retirement 2055 Fund	Voya Investments Distributor, LLC	$55.28	$0.00	$180.42	None
Voya Target Retirement 2060 Fund	Voya Investments Distributor, LLC	$156.15	$0.00	$345.63	None
Sales Commissions and Dealer Reallowances – Class A Shares
In connection with the sale of Class A shares of each Fund, the Distributor may pay authorized dealers of record a sales commission as a percentage of the purchase price. At the discretion of the Distributor, all sales charges may at times be re-allowed to an authorized dealer. If 90% or more of the sales commission is re-allowed, such authorized dealer may be deemed to be an “underwriter” as that term is defined under the 1933 Act. The sales charge retained by the Distributor and the commissions re-allowed to selling dealers are not a Fund expense and have no effect on a Fund’s NAV.
In connection with the sale of Class A shares, the Distributor will re-allow to authorized dealers of record from the sales charge on such sales the following amounts:
Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	4.75%
$50,000 to $99,999	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,999	2.25%
$500,000 to $999,999	2.00%
$1 million and over	See below
The Distributor may pay to authorized dealers out of its own assets commissions on shares sold in Class A shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay authorized dealers of record commissions at the rate of 1.00% on purchases of $1,000,000 or more of Class A shares that are subject to a CDSC.
Also, the Distributor will pay, out of its own assets, a commission of 1.00% of the amount invested for purchases of Class A shares of less than $1 million by qualified retirement plans with 50 or more participants. In connection with qualified retirement plans that invest $1 million or more in Class A shares of a Fund, the Distributor will pay dealer compensation of 1.00% of the purchase price of the shares to the dealer from its own resources at the time of the initial investment.
Sales Commissions and Dealer Reallowances – Class T Shares
In connection with the sale of Class T shares of each Fund, the Distributor may pay authorized dealers of record a sales commission as a percentage of the purchase price. At the discretion of the Distributor, all sales charges may at times be re-allowed to an authorized dealer. If 90% or more of the sales commission is re-allowed, such authorized dealer may be deemed to be an “underwriter” as that term is defined under the 1933 Act. The sales charge retained by the Distributor and the commissions re-allowed to selling dealers are not a Fund expense and have no effect on a Fund’s NAV.
In connection with the sale of Class T shares, the Distributor will re-allow to authorized dealers of record from the sales charge on such sales the following amounts:
Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class T
$0 to $249,999	2.50%
$250,000 to $499,999	2.00%
$500,000 to $999,999	1.50%
$1 million and over	1.00%
Sales Charges Received by the Distributor
The following tables show the sales charges received by the Distributor in connection with the sale of shares during the last three fiscal years. “N/A” in the table indicates that, as the Fund or class was not in operation during the fiscal year, no information is shown.
Voya Target Retirement 2060 Fund and Class A shares of the other Funds commenced operations on December 21, 2015. The amounts shown for 2016 reflect the period from the commencement of operations through the end of the relevant fiscal period.
100

	Class A		Class T
Fund	Sales Charges before Dealer Reallowance	Sales Charges after Dealer Reallowance	Sales Charges before Dealer Reallowance	Sales Charges after Dealer Reallowance
2017
Voya Target In-Retirement Fund	$184	None	N/A	N/A
Voya Target Retirement 2020 Fund	$207	None	N/A	N/A
Voya Target Retirement 2025 Fund	$44	None	N/A	N/A
Voya Target Retirement 2030 Fund	$85	None	N/A	N/A
Voya Target Retirement 2035 Fund	$191	None	N/A	N/A
Voya Target Retirement 2040 Fund	$930	None	N/A	N/A
Voya Target Retirement 2045 Fund	$656	None	N/A	N/A
Voya Target Retirement 2050 Fund	$212	None	N/A	N/A
Voya Target Retirement 2055 Fund	$89	None	N/A	N/A
Voya Target Retirement 2060 Fund	$93	None	N/A	N/A
2016
Voya Target In-Retirement Fund	$154	None	N/A	N/A
Voya Target Retirement 2020 Fund	$29	None	N/A	N/A
Voya Target Retirement 2025 Fund	$14	None	N/A	N/A
Voya Target Retirement 2030 Fund	$37	None	N/A	N/A
Voya Target Retirement 2035 Fund	None	None	N/A	N/A
Voya Target Retirement 2040 Fund	$55	None	N/A	N/A
Voya Target Retirement 2045 Fund	$30	None	N/A	N/A
Voya Target Retirement 2050 Fund	$288	None	N/A	N/A
Voya Target Retirement 2055 Fund	$193	None	N/A	N/A
Voya Target Retirement 2060 Fund	$19	None	N/A	N/A
2015
Voya Target In-Retirement Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2020 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2025 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2030 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2035 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2040 Fund	N/A	N/A	N/A	N/A
101

	Class A		Class T
Fund	Sales Charges before Dealer Reallowance	Sales Charges after Dealer Reallowance	Sales Charges before Dealer Reallowance	Sales Charges after Dealer Reallowance
Voya Target Retirement 2045 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2050 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2055 Fund	N/A	N/A	N/A	N/A
Voya Target Retirement 2060 Fund	N/A	N/A	N/A	N/A
Payments to Financial Intermediaries
The Adviser or the Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to financial intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts are in addition to the distribution payments made by a Fund under any distribution agreements. “Financial intermediary” includes any broker, dealer, bank (including bank trust departments), insurance company, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administrative and shareholder servicing or similar agreement with the Distributor or Adviser.
The benefits to the Distributor and the Adviser include, among other things, entry into or increased visibility in the financial intermediary's sales system, participation by the financial intermediary in the Distributor's marketing efforts (such as helping facilitate or providing financial assistance for conferences, seminars or other programs at which Voya personnel may make presentations on the Voya funds to the intermediary's sales force), placement on the financial intermediary's preferred fund list, and access (in some cases, on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or management. Revenue sharing payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including Voya funds in its fund sales system (on its “shelf space”). A financial intermediary typically initiates requests for additional compensation and the Distributor or Adviser negotiates these arrangements with the financial intermediary.
These additional fees paid to financial intermediaries may take the following forms: (1) a percentage of the financial intermediary’s customer assets invested in Voya mutual funds; (2) a percentage of the financial intermediary’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of a Fund’s shares held by the broker-dealer’s customers; or (2) 0.30% of the value of a Fund’s shares sold by the broker-dealer during a particular period.
Payments based on sales primarily create incentives for the financial intermediary to make new sales of shares of Voya funds. Payments based on customer assets primarily create incentives for the financial intermediary to retain previously sold shares of Voya funds in investor accounts. A financial intermediary may receive either or both types of payments.
The Distributor and the Adviser compensate financial intermediaries differently depending on the level and/or type of considerations provided by the financial intermediary. A financial intermediary may receive different levels of compensation with respect to sales or assets attributable to different types of clients of the same intermediary or different Voya funds. A financial intermediary may receive payment under more than one arrangement referenced here. Where services are provided, the costs of providing the services and the overall array of services provided may vary from one financial intermediary to another. The Distributor and the Adviser do not make an independent assessment of the cost of providing such services. While a financial intermediary may request additional compensation from Voya to offset costs incurred by the financial intermediary in servicing its clients, the financial intermediary may earn a profit on these payments, since the amount of the payment may exceed the financial intermediary's costs.
As of January 1, 2017, the Distributor and/or the Adviser had agreed to make additional payments as described above to the following broker-dealers or their affiliates:
ADP Broker-Dealer, Inc.	Ameriprise Financial Services, Inc.
Ascensus, Inc.	Benefits Plans Administrative Services, Inc.
Benefit Trust Company	BlackRock Advisors, LLC
BNY Mellon, N.A.	Broadridge Business Process Outsourcing, LLC
Capital One Investing, LLC	Cetera Advisors LLC
Cetera Advisors Networks LLC	Cetera Financial Specialists LLC
Cetera Investment Services LLC	Charles Schwab & Co., Inc.
Commonwealth Financial Network	CPI Qualified Plan Consultants, Inc.
CUSO Financial Services	Digital Retirement Solutions, Inc.
102

Expert Plan, Inc.	Fidelity Investments Institutional Operations Company, Inc.
Fifth Third Securities, Inc.	First Allied Holding, Inc.
FSC Securities Corporation	Girard Securities, Inc.
Goldman Sachs and Co.	GWFS Equities, Inc.
Investors Capital Holding LTD	Janney Montgomery Scott Inc.
John Hancock Trust Company, LLC	JPMorgan Chase Bank, N.A.
JPMorgan Clearing Corp	JP Turner & Company
Legends Equity Corporation	Lincoln Retirement Services Company, LLC
LPL Financial, LLC	Massachusetts Mutual Life Insurance Co
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Mercer HR Services, LLC
Morgan Stanley Smith Barney	Mid Atlantic Capital Corp
National Financial Services, LLC	Newport Retirement Services, Inc.
Oppenheimer & Co., Inc.	Pershing, LLC
PNC Bank N.A.	Principal Life Insurance Company
Prudential Insurance Co of America	Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.	RBC Capital Markets
Reliance Trust Company	Royal Alliance Associates, Inc.
SagePoint Financial, Inc.	Security Financial Resources, Inc.
Standard Insurance Company	Summit Financial Service Group, Inc.
Symetra	T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade Clearing, Inc.	TD Ameritrade Trust Company
TIAA-CREF Life Insurance Company	TransAmerica Retirement Solutions Corporation
UBS Financial Services, Inc.	US Bank N.A.
VALIC Retirement Services Company	The Vanguard Group, Inc.
Vanguard Marketing Corporation	VSR Financial Services, Inc.
Wells Fargo Advisors, LLC	Wells Fargo Bank, NA
Wilmington Trust Retirement & Institutional Services Company	Woodbury Financial Services, Inc.
Other Incentives
The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers.
The Sub-Adviser of a Fund may contribute to non-cash compensation arrangements.
The Distributor may, from time to time, pay additional cash and non-cash compensation from its own resources to its employee sales staff for sales of certain Voya funds that are made by registered representatives of broker-dealers to the extent such compensation is not prohibited by law or the rules of any self-regulatory agency, such as FINRA.
Conflicts of Interest
103

A financial intermediary's receipt of additional compensation may create conflicts of interest between the financial intermediary and its clients. Each type of payment discussed above may provide a financial intermediary with an economic incentive to actively promote Voya funds over other mutual funds or cooperate with the distributor's promotional efforts. The receipt of additional compensation from Voya and its affiliates may be an important consideration in a financial intermediary's willingness to support the sale of Voya funds through the financial intermediary's distribution system. The Distributor and the Adviser are motivated to make the payments described above since they promote the sale of Voya fund shares and the retention of those investments by clients of financial intermediaries. In certain cases these payments could be significant to the financial intermediary.
Additional Cash Compensation for Sales by “Focus Firms”
The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or “focus firms.” The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this SAI, the focus firms are: Ameriprise Financial Services, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Charles Schwab & Co. Inc.; Chase Investment Services; Commonwealth Financial Network; Cetera Advisors LLC; Cetera Advisor Networks LLC; Cetera Financial Specialists LLC; Cetera Investment Advisers LLC; Cetera Investment Services LLC; Deutsche Bank Securities, Inc.; Edward Jones; FSC Securities Corporation; Fidelity Brokerage Services, Inc.; HSBC Securities (USA) Inc.; Janney Montgomery Scott Inc.; LPL Financial, LLC; Merrill, Lynch, Pierce, Fenner & Smith, Inc.; Morgan Keegan; Morgan Stanley Smith Barney; Morgan Stanley Wealth Management; Oppenheimer & Co., Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets; Royal Alliance Associates, Inc.; Sagepoint Financial, Inc.; UBS Financial Services, Inc.; USAA Investment Management Co.; Voya Financial Advisors, Inc.; Wells Fargo Bank; Wells Fargo Bank N.A.; Wells Fargo Advisors, LLC; and Woodbury Financial Services, Inc.
Payments Under the Rule 12b-1 Plans
Under the Rule 12b-1 Plans, ongoing payments will generally be made on a quarterly basis to authorized dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that authorized dealer as nominee or held in a shareholder account that designates that authorized dealer as the dealer of record. Rights to these ongoing payments generally begin to accrue in the 13th month following the purchase of a share class subject to a Rule 12b-1 Plan. The Distributor may, in its discretion, pay such financial intermediary Rule 12b-1 fees prior to the 13th month following the purchase of such shares.
However, with respect to Class T shares, rights to these ongoing payments generally begin to accrue immediately.
DISTRIBUTION AND SERVICING PLANS
Each Fund has adopted one or more Distribution and/or Distribution and Service Plans pursuant to Rule 12b-1. In addition, certain share classes may have adopted Shareholder Service Plans pursuant to Rule 12b-1 (each, a “Rule 12b-1 Plan” and together, the “Rule 12b-1 Plans” or the “Plans”). Certain share classes may pay a combined Distribution and Shareholder Service Fee.
Under the Plan, the Distributor may be entitled to a payment each month in connection with the offering, sale, and shareholder servicing of shares as a percentage of the average daily net assets attributable to each class of shares. Each Fund intends to operate the Rule 12b-1 Plan in accordance with its terms and FINRA rules concerning sales charges. The table below reflects the Plan for each Fund. Certain share classes do not pay distribution or shareholder service fees and are not included in the table. Not all classes may be offered for each Fund. The cover of this SAI indicates the classes that are currently offered.
Fund	Type of Plan	Type of Fee
		Distribution Fee	Shareholder Service Fee	Combined Distribution and Shareholder Service Fee
All Funds
Class A	Distribution and Service Plan	N/A	N/A	0.25%
Class T	Distribution and Service Plan	N/A	N/A	0.25%
Services Provided for the Distribution Fee
The Distribution Fee for a specific class may be used to cover the expenses of the Distributor primarily intended to result in the sale of that class of shares, including payments to securities dealers for selling shares of the Fund (which may include the principal underwriter itself) and other financial institutions and organizations to obtain various distribution related and/or administrative services for that Fund.
Distribution fees may be paid to cover expenses incurred in promoting the sale of that class of shares including, among other things (i) promotional activities; (ii) preparation and distribution of advertising materials and sales literature; (iii) personnel costs and overhead of the Distributor; (iv) the costs of printing and distributing to prospective investors the prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; (v) payments to dealers and others that provide shareholder services (including the processing of new shareholder applications and serving as a primary source of information to customers in providing information and answering questions concerning each Fund and their transactions in each Fund); and (vi) costs of administering the Rule 12b-1 Plans.
Services Provided for the Shareholder Service Fee
104

The shareholder service fees may be used to pay securities dealers (including the Distributor) and other financial institutions, plan administrators and organizations for services including, but not limited to: (i) acting as the shareholder of record; (ii) processing purchase and redemption orders; (iii) maintaining participant account records; (iv) answering participant questions regarding each Fund; (v) facilitation of the tabulation of shareholder votes in the event of a meeting of Fund shareholders; (vi) the conveyance of information relating to shares purchased and redeemed and share balances to each Fund and to service providers; (vii) provision of support services including providing information about each Fund; and (viii) provision of other services as may be agreed upon from time to time.
Initial Board Approval, Continuation, Termination and Amendments to the Rule 12b-1 Plan
In approving the Rule 12b-1 Plans the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plans or any agreements relating to the Rule 12b-1 Plans (“Rule 12b-1 Trustees”), concluded that there is a reasonable likelihood that the Rule 12b-1 Plans would benefit each Fund and each respective class of shareholders.
The Rule 12b-1 Plans continue from year to year, provided such continuance is approved annually by vote of a majority of the Board, including a majority of the Rule 12b-1 Trustees. The Rule 12b-1 Plan for a particular class may be terminated at any time, without penalty, by vote of a majority of the Rule 12b-1 Trustees or by a majority of the outstanding shares of the applicable class of the Fund.
Each Rule 12b-1 Plan may not be amended to increase materially the amount spent for distribution expenses as to a Fund without approval by a majority of the outstanding shares of the applicable class of the Fund, and all material amendments to a Rule 12b-1 Plan must be approved by a vote of the majority of the Board, including a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
Further Information About the Rule 12b-1 Plan
The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether a Plan should be continued. The terms and provisions of the Rule 12b-1 Plans relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.
Each Rule 12b-1 Plan is a compensation plan. This means that the Distributor will receive payment without regard to the actual distribution expenses it incurs. In the event a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payment for expenses incurred after the date the Rule 12b-1 Plan terminates.
The Rule 12b-1 Plans were adopted because of the anticipated benefits to each Fund. These anticipated benefits include increased promotion and distribution of each Fund’s shares, and enhancement in each Fund’s ability to maintain accounts and improve asset retention and increased stability of assets for each Fund.
Total Distribution Expenses
The following table sets forth the total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for each Fund for the most recent fiscal year. “N/A” in the table indicates that, as the Fund or class was not in operation during the fiscal year, no information is shown.
Fund	Class	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
Voya Target In-Retirement Fund	A	$4.12	$78.35	$38,706.25	$15,574.37	$3,718.95	$58,082.04
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$26,566.72	$9,344.63	$2,223.55	$43,859.69
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2020 Fund	A	$1.11	$21.12	$38,725.33	$15,659.67	$3,705.91	$58,113.14
	I	$286.24	$5,438.55	$23,215.83	$9,344.63	$2,223.55	$40,508.80
	R6	$286.24	$5,438.55	$30,707.94	$9,344.63	$2,223.55	$48,000.91
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2025 Fund	A	$5.64	$107.11	$38,908.39	$15,586.92	$3,705.91	$58,313.97
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$28,792.55	$9,344.63	$2,223.55	$46,085.52
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2030 Fund	A	$6.63	$126.02	$38,992.36	$15,620.51	$3,705.91	$58,451.43
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$30,243.93	$9,344.63	$2,223.55	$47,536.90
	T	N/A	N/A	N/A	N/A	N/A	N/A
105

Fund	Class	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
Voya Target Retirement 2035 Fund	A	$3.82	$72.49	$38,765.29	$15,607.28	$3,725.29	$58,174.17
	I	$286.24	$5,438.55	$23,971.52	$9,344.63	$2,223.55	$41,264.49
	R6	$286.24	$5,438.55	$27,289.64	$9,344.63	$2,223.55	$44,582.61
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2040 Fund	A	$6.58	$125.06	$39,005.85	$15,610.98	$3,709.15	$58,457.62
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$24,222.60	$9,344.63	$2,223.55	$41,515.57
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2045 Fund	A	$6.50	$123.59	$38,927.96	$15,639.99	$3,705.91	$58,403.95
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$25,131.43	$9,344.63	$2,223.55	$42,424.40
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2050 Fund	A	$3.66	$69.54	$38,744.88	$15,590.52	$3,705.91	$58,114.51
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$23,922.69	$9,344.63	$2,223.55	$41,215.66
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2055 Fund	A	$3.60	$68.34	$38,744.06	$15,575.59	$3,705.91	$58,097.50
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$24,211.30	$9,344.63	$2,223.55	$41,504.27
	T	N/A	N/A	N/A	N/A	N/A	N/A
Voya Target Retirement 2060 Fund	A	$4.21	$80.02	$38,831.26	$15,995.89	$3,705.91	$58,617.29
	I	$286.24	$5,438.55	$23,198.88	$9,344.63	$2,223.55	$40,491.85
	R6	$286.24	$5,438.55	$23,471.28	$9,344.63	$2,223.55	$40,764.25
	T	N/A	N/A	N/A	N/A	N/A	N/A
Total Distribution and Shareholder Services Fees Paid:
The following table sets forth the total Distribution and Shareholder Services fees paid by each Fund to the Distributor under the Plans for the last three fiscal years. “N/A” in the table indicates that, as the Fund or class was not in operation during the fiscal year, no information is shown.
Voya Target Retirement 2060 Fund and Class A shares of the other Funds commenced operations on December 21, 2015. The amounts shown for 2016 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Fund	May 31,
	2017	2016	2015
Voya Target In-Retirement Fund	$1,903	$587	N/A
Voya Target Retirement 2020 Fund	$185	$10	N/A
Voya Target Retirement 2025 Fund	$1,515	$547	N/A
Voya Target Retirement 2030 Fund	$1,629	$546	N/A
Voya Target Retirement 2035 Fund	$1,493	$544	N/A
Voya Target Retirement 2040 Fund	$1,519	$546	N/A
Voya Target Retirement 2045 Fund	$1,630	$576	N/A
Voya Target Retirement 2050 Fund	$1,512	$560	N/A
Voya Target Retirement 2055 Fund	$1,463	$547	N/A
Voya Target Retirement 2060 Fund	$1,388	$542	N/A
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OTHER SERVICE PROVIDERS
Custodian
The Bank of New York Mellon, 225 West Liberty Street, New York, NY 10286, serves as custodian for each Fund.
The custodian’s responsibilities include safekeeping and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund’s investments. The custodian does not participate in determining the investment policies of a Fund, in deciding which securities are purchased or sold by a Fund or in the declaration of dividends and distributions. A Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.
For portfolio securities that are purchased and held outside the United States, the Custodian has entered into sub-custodian arrangements with certain foreign banks and clearing agencies which are designed to comply with Rule 17f-5 under the 1940 Act.
Independent Registered Public Accounting Firm
KPMG LLP serves as an independent registered public accounting firm for each Fund. KPMG LLP provides audit services and tax return preparation services. KPMG LLP is located at Two Financial Center, 60 South Street, Boston, Massachusetts 02111.
Legal Counsel
Legal matters for the Trust are passed upon by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.
Transfer Agent and Dividend Paying Agent
BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”) serves as the transfer agent and dividend-paying agent for each Fund. Its principal office is located at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent and dividend-paying agent, BNY Mellon Investment Servicing (U.S.) Inc. is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.
PORTFOLIO TRANSACTIONS
Each Fund invests in Underlying Funds which in turn invest directly in securities. However, each Fund may invest directly in securities.
To the extent each Fund invests in affiliated Underlying Funds, the discussion relating to investment decisions made by the Adviser or the Sub-Adviser with respect to each Fund also includes investment decisions made by an Adviser or a Sub-Adviser with respect to affiliated Underlying Funds. For convenience, only the terms Adviser, Sub-Adviser, and Fund are used.
The Adviser or the Sub-Adviser for each Fund places orders for the purchase and sale of investment securities for each Fund, pursuant to authority granted in the relevant Investment Management Agreement or Sub-Advisory Agreement.
Subject to policies and procedures approved by the Board, the Adviser and/or the Sub-Adviser have discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic communications network (“ECN”) or alternative trading system (“ATS”).
In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Fund pursuant to its Investment Management Agreement with each Fund, the Adviser will perform the services described herein as being performed by the Sub-Adviser.
How Securities Transactions are Effected
Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the OTC markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.
How the Adviser or Sub-Advisers Select Broker-Dealers
The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of each Fund’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, each firm’s execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities,
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where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and each firm’s general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of each Fund’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of each Fund. Under these programs, the participating broker-dealers will return to each Fund (in the form of a credit to the Fund) a portion of the brokerage commissions paid to the broker-dealers by the Fund. These credits are used to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and not the Adviser or the Sub-Adviser.
The Safe Harbor for Soft Dollar Practices
In selecting broker-dealers to execute a trade for each Fund, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Adviser or a Sub-Adviser may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for a Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, as long as the services provided to the Adviser or Sub-Adviser by the broker-dealer: (i) are limited to “research” or “brokerage” services; (ii) constitute lawful and appropriate assistance to the Adviser or Sub-Adviser in the performance of its investment decision-making responsibilities; and (iii) the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Fund and its other investment advisory clients. In making such a determination, the Adviser or Sub-Adviser might consider, in addition to the commission rate, the range and quality of a broker’s services, including the value of the research provided, execution capability, financial responsibility and responsiveness. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.
Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics, and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto including, but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Fund.
Benefits to the Adviser or the Sub-Advisers – Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Fund may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with each Fund. Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the management fees payable to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to each Fund. The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.
Broker-Dealers that are Affiliated with the Adviser or the Sub-Advisers
Portfolio transactions may be executed by brokers affiliated with Voya Financial, Inc., the Adviser, or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.
Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities
The placement of portfolio brokerage with broker-dealers who have sold shares of a Fund is subject to rules adopted by the SEC and FINRA. Under these rules, the Adviser or a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Fund when selecting a broker-dealer for portfolio transactions, and neither a Fund nor the Adviser or Sub-Adviser may enter into an agreement under which the Fund directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Fund shares. Each Fund has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.
Principal Trades and Research
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Purchases of securities for each Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.
More Information about Trading in Fixed-Income Securities
Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased from or sold to dealers serving as market makers for the securities at a net price. Each Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.
In purchasing and selling fixed-income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, each Fund will not necessarily pay the lowest spread or commission available.
Transition Management
Changes in sub-advisers, investment personnel and reorganizations of a Fund may result in the sale of a significant portion or even all of a Fund’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the affected Fund. Each Fund, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in the sub-adviser, reorganization, or other changes.
Allocation of Trades
Some securities considered for investment by a Fund may also be appropriate for other clients served by that Fund’s Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients is considered at, or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the other funds and such other clients in a manner deemed fair and equitable, over time, by the Fund’s Adviser or Sub-Adviser and consistent with the Adviser’s or Sub-Adviser’s written policies and procedures. The Adviser and Sub-Adviser may use different methods of trade allocation. The Adviser’s and Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Fund participated are subject to periodic review by the Board. To the extent a Fund seeks to acquire (or dispose of) the same security at the same time as other funds, such Fund may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. However, over time, a Fund’s ability to participate in aggregate trades is expected to provide better execution for the Fund.
Cross-Transactions
The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof, provided they meet the conditions of Rule 17a-7 under the 1940 Act and conditions of the policy.
Brokerage Commissions Paid
Brokerage commissions paid by each Fund for the last three fiscal years are as follows. An increase or decrease in commissions is due to a corresponding increase or decrease in the Fund’s trading activity. “N/A” in the table indicates that, as the Fund or class was not in operation during the fiscal year, no information is shown.
Voya Target Retirement 2060 Fund commenced operations on December 21, 2015. The amounts shown for 2016 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Fund	May 31,
	2017	2016	2015
Voya Target In-Retirement Fund	$254	$79	$7
Voya Target Retirement 2020 Fund	$387	$105	$70
Voya Target Retirement 2025 Fund	$296	$48	$9
Voya Target Retirement 2030 Fund	$328	$72	$12
Voya Target Retirement 2035 Fund	$232	$68	$12
Voya Target Retirement 2040 Fund	$112	$76	$12
Voya Target Retirement 2045 Fund	$149	$84	$12
Voya Target Retirement 2050 Fund	$97	$84	$12
Voya Target Retirement 2055 Fund	$99	$83	$13
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Fund	May 31,
Voya Target Retirement 2060 Fund	$79	$82	N/A
Affiliated Brokerage Commissions
For the last three fiscal years, each Fund did not use affiliated brokers to execute portfolio transactions.
Securities of Regular Broker-Dealers
During the most recent fiscal year, each Fund acquired no securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies.
ADDITIONAL INFORMATION ABOUT Voya Separate Portfolios Trust
Description of the Shares of Beneficial Interest
Voya Separate Portfolios Trust (“VSPT”) may issue unlimited shares of beneficial interest in VSPT with a par value of $0.001. The shares may be issued in one or more series and each series may consist of one or more classes. VSPT has fifteen series, which are authorized to issue multiple classes of shares. Such classes are designated Class A, Class I, Class P, Class R6, Class T, Class W, and Class SMA. All series and/or classes of VSPT may not be discussed in this SAI.
All shares of each series represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VSPT. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VSPT which are not readily identifiable as belonging to any particular series or class shall be allocated and charged between and among any one or more of the series or classes in such manner as VSPT’s treasurer, in his or her sole discretion, subject to the supervision of the president and the Board, deems fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the prospectus and Declaration of Trust. Under certain circumstances, VSPT may suspend the right of redemption as allowed by the SEC or federal securities laws. Pursuant to the Declaration of Trust, VSPT has the right to redeem shares of shareholders who do not satisfy minimum investment thresholds set forth in the prospectus from time to time. In addition, under the Declaration of Trust, the Trustees have the power to call for the redemption of shares, or refuse to transfer the shares of, or issue shares to, a shareholder, if they are of the opinion that the direct or indirect ownership of shares has or may become so concentrated as to disqualify the series as a regulated investment company under the Code. The transfer of shares is subject to rules that may be established by the Board, as it deems appropriate, for a particular series of class or shares.
Material Obligations and Liabilities of Owning Shares
VSPT is organized as a statutory trust under the Delaware Statutory Trust Act. Under the Delaware Statutory Trust Act, shareholders have the same limitation on personal liability extended to shareholders of private corporations under Delaware law. All shares issued by VSPT are fully paid and nonassessable.
Dividend Rights
The shareholders of a series are entitled to receive dividends or other distributions declared for the series. Distributions will be paid pro rata to all shareholders of a series or class according to the number of shares held by shareholders on the record date.
Voting Rights and Shareholder Meetings
Pursuant to the Declaration of Trust, shareholders have the power to vote only as required by applicable law. For example, under the 1940 Act, shareholders have the right to vote, under certain circumstances, on the election of a Trustee, to approve certain investment advisory agreements, on any change in a fundamental investment policy, to approve a change in subclassification of a series, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant. The Board of Trustees has the power to amend the Declaration of Trust without shareholder approval provided that the Board has determined that such amendment is consistent with the fair and equitable treatment of all shareholders, and provided further that shareholder approval is not otherwise required by the 1940 Act or other applicable law.
VSPT is not required to hold shareholder meetings annually, but a meeting of shareholders may be called by the Board, the Chairman of the Board, or the president of VSPT. A shareholder may have the right to call a special meeting of shareholders to vote on a proposal to remove trustees, but only if and to the extent that the staff of the U.S. Securities and Exchange Commission takes a position by rule, interpretive or other public release, or by no-action letter that Section 16(c) of the 1940 Act gives a shareholder such a right.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VSPT. All shares of classes and series vote together as one class, except with respect to any matter that affects only the interests of a particular series or class, or as required by Delaware law or the 1940 Act.
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Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive, as a liquidating distribution, the excess of the assets belonging to the liquidating series or class over the liabilities belonging to such series or class.
Inspection of Records
Under the by-laws of VSPT, no shareholder shall have any right to inspect any account or book or document of VSPT except as conferred by law or otherwise by the Trustees or by resolution of the Shareholders.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VSPT has no sinking fund provision.
Combination with Voya Target In-Retirement Fund
When Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund and Voya Target Retirement 2060 Fund each reach their respective Target Dates (as defined in the Prospectus), they may be combined with Voya Target In-Retirement Fund, without a vote of shareholders, if the Board determines that combining such Fund with Voya Target In-Retirement Fund would be in the best interest of the Funds and their shareholders. Prior to any combination (which would likely take the form of a re-organization and may occur on or after each Fund’s Target Date), the Fund will notify shareholders of such Fund of the combination and any tax consequences. If, and when, such a combination occurs, shareholders of a Fund will become shareholders of Voya Target In-Retirement Fund.
PURCHASE, EXCHANGE, AND REDEMPTION OF SHARES
An investor may purchase, redeem, or exchange shares in each Fund utilizing the methods, and subject to the restrictions, described in the Prospectus.
Purchases
Shares of each Fund are offered at the NAV (plus any applicable sales charge) next computed after receipt of a purchase order in proper form by the Transfer Agent or the Distributor.
Orders Placed with Intermediaries
If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.
Certain brokers or other designated intermediaries such as third-party administrators or plan trustees may accept purchase and redemption orders on behalf of a Fund. The Transfer Agent, the Distributor or a Fund will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such orders may be transmitted to a Fund or its agents several hours after the time of the acceptance and pricing.
Pre-Authorized Investment Plan
As discussed in the Prospectus, the Voya family of funds provides a Pre-Authorized Investment Plan for certain share classes for the convenience of investors who wish to purchase shares of a Fund on a regular basis. The Pre-Authorized Investment Plan may be terminated without penalty at any time by the investor or a Fund. The minimum investment requirements may be waived by a Fund for purchases made pursuant to: (i) employer-administered payroll deduction plans; (ii) profit-sharing, pension, or individual or any employee retirement plans; or (iii) purchases made in connection with plans providing for periodic investments in Fund shares.
Subscriptions-in-Kind
Certain investors may purchase shares of a Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Fund consistent with the Fund’s investment policies and restrictions. These transactions only will be effected if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if these assets were included in the Fund’s assets at the time of purchase. Each Fund reserves the right to amend or terminate this practice at any time.
Self-Employed and Corporate Retirement Plans
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For self-employed individuals and corporate investors that wish to purchase shares of a Fund, there is available through each Fund, a Prototype Plan and Custody Agreement. The Custody Agreement provides that BNY Mellon Investment Servicing Trust Company, Wilmington, DE, will act as Custodian under the Prototype Plan, and will furnish custodial services for an annual maintenance fee of $12.00 for each participant, with no other charges. (This fee is in addition to the normal custodial charges paid by each Fund.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreement. Employers who wish to use shares of a Fund under a custodianship with another bank or trust company must make individual arrangements with that institution.
Individual Retirement Accounts
Investors having earned income are eligible to purchase shares of a Fund under an IRA pursuant to Section 408 of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Also available are Roth IRA plans that enable employed and self-employed individuals to make non-deductible contributions and, under certain circumstances, effect tax-free withdrawals. Copies of a model Custodial Account Agreement are available from the Distributor. BNY Mellon Investment Servicing Trust Company, Wilmington, DE, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12.00 for maintaining the Account (this fee is in addition to the normal custodial charges paid by each Fund). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received this statement from the Fund. An IRA using shares of a Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.
Purchases of Fund shares by Section 403(b) of the Code plans and other retirement plans are also available. Section 403(b) plans are generally arrangements by a public school organization or a charitable, educational, or scientific organization which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.
Special Purchases at NAV – Class A Shares
Class A shares of each Fund may be purchased at NAV, without a sales charge, by certain investors. The financial intermediary or the investor must notify the Distributor that the investor qualifies for such waiver. If the Distributor is not notified that the investor is eligible for any sales charge waiver, the Distributor will be unable to ensure that the waiver is applied to the investor’s account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor’s eligibility for front-end sales charge waivers.
It is possible that a broker-dealer may not be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Voya in order to take advantage of the waiver. Each Fund may terminate or amend the terms of these sales charge waivers at any time. The following will be permitted to purchase Class A shares of each Fund at NAV:
1)	Current, retired or former officers, trustees, directors or employees (including members of their immediate families) of Voya Financial, Inc., registered investment companies in the Voya family of funds and their affiliates purchasing shares for their own accounts. Immediate family members include: Parents; Spouse (as recognized under local law); Siblings; Children; Grandparents; Aunts/Uncles; Nieces/Nephews; Cousins; Dependents; Parents-in-law; Brothers-in-law; and Sisters-in-law.
2)	affiliated and non-affiliated Insurance companies (including separate accounts) that have entered into a selling agreement with Voya Financial, Inc. and purchase shares directly from the Distributor.
3)	Registered investment advisors, trust companies and bank trust departments investing on their own behalf or on behalf of their clients.
4)	The current employees (including registered representatives), and their immediate family members, of broker-dealers and financial institutions that have entered into an agreement with the Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).
5)	Investments made by accounts that are part of certain qualified fee-based programs (“wrap accounts”).
6)	The movement of shares from qualified employee benefit plans provided that the movement of shares involves an in-kind transfer of Class A shares.
“Qualified employee benefit plans” are those created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with a Voya fund and transacts directly with that Voya fund or through a 3rd party administrator or record keeper that has an agreement in place with the Voya family of funds.
7)	For investors purchasing Class A shares with proceeds from the following sources: Redemptions from any fund from the Voya family of funds if you: (a) originally paid a front-end sales charge on the shares; and (b) reinvest the money within 90 days of the redemption date. This waiver is subject to the following conditions:
•	This privilege may only be used once per year; and
•	The amount that may be reinvested is limited to an amount up to the redemption proceeds; and
•	Written or electronic order for the purchase of shares may be received by the Transfer Agent from the financial intermediary or the shareholder (or be postmarked) within 90 days after the date of redemption; and
•	Purchases may be handled by a securities dealer who may charge a fee; and
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•	Payment may accompany the request and the purchase will be made at the then current NAV of a Fund.
If investors realize a gain on the transaction, it is taxable and any reinvestment will not alter any applicable federal capital gains tax (except that some or all of the sales charge may be disallowed as an addition to the basis of the shares sold and added to the basis of the subsequent purchased shares). If investors realize a loss on the transaction, some or all of the loss may not be allowed as a tax deduction depending on the amount reinvested. However, this disallowance is added to the tax basis of the shares acquired upon the reinvestment.
8)	Shareholders of Adviser Class at the time these shares were re-designated as Class A shares if purchased directly with a Fund.
9)	Former Class M shareholders if purchased directly with a Fund.
10)	Any charitable organization that has determined that a Fund is a legally permissible investment and is prohibited by applicable investment law from paying a sales charge or commission and purchases shares directly from the Distributor.
11)	Any state, county, or city or any instrumentality, department authority or agency thereof that has determined that a Fund is a legally permissible investment and is prohibited by applicable investment law from paying a sales charge or commission and purchases shares directly from the Distributor.
Letters of Intent and Rights of Accumulation – Class A Shares
An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares by completing the Letter of Intent section of the Shareholder Application (the “Letter of Intent”). By completing the Letter of Intent, the investor expresses an intention to invest, during the next 13 months, a specified amount which, if made at one time, would qualify for the reduced sales charge. At any time within ninety (90) days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the applicable Fund(s). After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder’s holdings in the Voya family of funds acquired within ninety (90) days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent, but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.
An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge, as stated in the Prospectus, will be held in escrow at Voya funds, in the form of shares in the investor’s name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the purchaser’s monthly statement; income and capital gain distributions on the escrowed shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the Letter of Intent has been completed or the higher sales charge paid. When the total purchases, less redemptions, equal the amount specified under the Letter of Intent, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter of Intent and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within ninety (90) days before, and on those made after filing the Letter of Intent. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter of Intent, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor’s order. If within ten (10) days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his or her attorney-in-fact with full power of substitution to surrender for redemption, any or all escrowed shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or sub-transfer agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that the Letter of Intent is in effect each time a purchase is made.
If, at any time prior to or after completion of the Letter of Intent, the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem shares, at NAV, to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if made at one time.
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The value of shares of a Fund plus shares of the other open-end funds distributed by the Distributor can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by: (i) an investor; (ii) the investor’s spouse and children under the age of majority; (iii) the investor’s custodian accounts for the benefit of a child under the Uniform Gift to Minors Act; (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing, and/or other employee benefit plan qualified under Section 401 of the Code) by trust companies’ registered investment advisers, banks, and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial, or similar capacity.
The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.
Shares of each Fund purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof), including shares held by its employees under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided these transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Code. Individuals and employees should consult with their tax advisors concerning the tax rules applicable to retirement plans before investing.
For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the Voya family of funds which impose a CDSC may be combined with Class A shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of a Fund which imposes a CDSC.
CDSCs
Purchases of certain share classes may be subject to a CDSC, as described in the Prospectus. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the Prospectus.
No CDSC is imposed on the following:
•	Shares that are no longer subject to the applicable holding period;
•	Redemption of shares purchased through reinvestment of dividends or capital gain distributions; or
•	Shares that were exchanged for shares of another fund managed by the Adviser provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.
The CDSC will be waived for:
•	Redemptions following the death or disability of the shareholder or beneficial owner if the redemption is made within one year of death or initial determination of permanent disability;
•	Total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship) but only for redemptions of shares held at the time of death or initial determination of permanent disability;
•	Redemptions pursuant to a Systematic Withdrawal Plan provided that such redemptions:
o	are limited annually to no more than 12% of the original account value and
o	annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually; and
•	Total or partial redemption of shares in connection with any mandatory distribution from a tax-advantaged retirement plan or an IRA. This waiver does not apply in the case of a tax-free rollover or transfer of assets, other than the one following a separation from services, except that a CDSC may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA.
A shareholder must notify a Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of the CDSC. The waiver will then be granted subject to confirmation of the shareholder’s entitlement. The CDSC, which may be imposed on a Class A shares purchase of $1 million or more, will also be waived for registered investment advisers, trust companies, and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.
Reinstatement Privilege
If you sell Class A shares of a Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within ninety (90) days of the eligible sale. To exercise this privilege, the order for the purchase of shares must be received or be postmarked within ninety (90) days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.
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Redemptions
Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form, except that each Fund may suspend the right of redemption or postpone the date of payment during any period when: (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC, as a result of which: (a) disposal by a Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practical for a Fund to determine fairly the value of its net assets; or (iii) for such other period as the SEC may permit by rule or by order for the protection of a Fund’s shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.
Payment-in Kind
Each Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which obligates a Fund to redeem shares with respect to any one shareholder during any 90-days period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund at the beginning of the period. To the extent possible, each Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event a Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.
Signature Guarantee
A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”), and New York Stock Exchange Medallion Signature Program (“NYSE MSP”). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by a notary public. Each Fund reserves the right to amend, waive or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.
Systematic Withdrawal Plan
Each Fund has established a Systematic Withdrawal Plan (“Plan”) for certain share classes to allow you to make periodic withdrawals from your account. To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual, or annual payments. You may change the amount, frequency, and payee or terminate the plan by giving written notice to the Transfer Agent. A Plan may be modified at any time by a Fund or terminated upon written notice by a relevant Fund.
Additional Information Regarding Redemptions
At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.
Exchanges
Class T shares are not eligible for exchange into shares of any other Voya mutual fund or into any other class of the same fund.
The following conditions must be met for all exchanges of each Fund and Voya Government Money Market Fund:(i) the shares that will be acquired in the exchange (the “Acquired Shares”) are available for sale in the shareholder’s state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the shares to be surrendered (“Exchanged Shares”); (iii) the Exchanged Shares must have been held in the shareholder’s account for at least thirty (30) days prior to the exchange; (iv) except for exchanges into Voya Government Money Market Fund, the account value of the shares to be acquired must equal or exceed the minimum initial investment amount required by that fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.
Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five (5) business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. This notice will be given at least sixty (60) days in advance. It is the policy of the Adviser to discourage and prevent frequent trading by shareholders of each Fund in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, the Adviser reserves the right to reject any exchange request.
In the event a Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.
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If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding common shares.
If more than 5% of the Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that Fund. Investors may obtain a copy of Voya Senior Income Fund prospectus or any other Voya Fund prospectus by calling 1-800-992-0180.
Telephone Redemption and Exchange Privileges
These privileges are subject to the conditions and provisions set forth below and in the Prospectus. The telephone privileges may be modified or terminated at any time.
Telephone redemption requests must meet the following conditions to be accepted by Voya Investment Management:
(a)	Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on record. This address cannot reflect any change within the previous 30 days.
(b)	Certain account information will need to be provided for verification purposes before the redemption will be executed.
(c)	Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a 30 day period.
(d)	The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.
(e)	The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.
(f)	If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the Voya fund being acquired.
(g)	Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.
(h)	Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to Voya Investment Management at Voya Investment Management
P.O. Box 9772
Providence, RI 02940-9772 and deposited into your account before any transaction may be processed.
(i)	If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Voya fund to be purchased on the exchange having the same aggregate NAV as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.
(j)	Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund’s then-current Prospectus.
(k)	Proceeds of a redemption may be delayed up to 15 days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.
Systematic Exchange
You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the day of your choosing and must be for a minimum of $100 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.
Shareholder Information
Each Fund offers one or more of the shareholder services described below. You can obtain further information about these services by contacting each Fund at the telephone number or address listed on the cover of this SAI or from the Distributor, your financial adviser, your securities dealer or other financial intermediary.
Investment Account and Account Statements
The Transfer Agent maintains an account for each shareholder under which the registration and transfer of shares are recorded and any transfers shall be reflected by bookkeeping entry, without physical delivery.
The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). The Transfer Agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.
Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. An IRS Form 1099 generally will also be sent each year by January 31.
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With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse’s individual account and your spouse’s IRA may be shown on one consolidated statement.
For investors purchasing shares of a Fund under a tax-qualified individual retirement account or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of a Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, and the rules thereunder. These quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter.
Reinvestment of Distributions
As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of a Fund at the then current NAV, with no sales charge. Each Fund’s management believes that most investors desire to take advantage of this privilege. For all share classes, it has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by each Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to a Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of a Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive his dividends and distributions upon all shares registered in his or her name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable NAV in effect at the close of business on the reinvestment date. A shareholder may still, at any time after a purchase of Fund shares, request that dividends and/or capital gains distributions be paid to him or her in cash.
TAX CONSIDERATIONS
The following tax information supplements and should be read in conjunction with the tax information contained in each Fund’s Prospectus. The Prospectus generally describes the U.S. federal income tax treatment of each Fund and its shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in each Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisers to determine the suitability of Fund shares as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.
Qualification as a Regulated Investment Company
Each Fund has elected or will elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things: (a) derive at least 90% of its gross income for each taxable year from: (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of: (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs; and (B) other securities (other than those described in clause (A)) limited in respect of any one issuer to a value that does not exceed 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other RICs) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of a Fund’s investments in master limited partnerships (“MLPs”) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships.
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For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Fund’s ability to meet the diversification test in (b) above. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.
If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund's shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any), and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any taxable income, including any net capital gain retained by a Fund, will be subject to tax at the Fund level at regular corporate rates.
In the case of net capital gain, each Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be: (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
In order to comply with the distribution requirements described above applicable to RICs, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year.
If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution in January of the following calendar year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the earlier year.
Excise Tax
If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts.
Each Fund intends generally to make distributions sufficient to avoid the imposition of the 4% excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.
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For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year.
Use of Tax Equalization
Each Fund distributes its net investment income and capital gains to shareholders at least annually to the extent required to qualify as a RIC under the Code and generally to avoid U.S. federal income or excise tax. Under current law, a Fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Fund's accumulated earnings and profits as a dividend on the Fund’s tax return. This practice, which involves the use of tax equalization, will reduce the amount of income and gains that a Fund is required to distribute as dividends to shareholders in order for the Fund to avoid U.S. federal income tax and excise tax, which may include reducing the amount of distributions that otherwise would be required to be paid to non-redeeming shareholders. A Fund’s NAV generally will not be reduced by the amount of any undistributed income or gains allocated to redeeming shareholders under this practice and thus the total return on a shareholder’s investment generally will not be reduced as a result of this practice.
Capital Loss Carryforwards
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.
If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried over, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryover period.
See each Fund’s most recent annual shareholder report for each Fund’s available capital loss carryforwards, if any, as of the end of its most recently ended fiscal year.
Fund Distributions
For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.
Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things: (i) distributions paid by a Fund of net investment income and capital gains as described above; and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.
As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.
If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by the Fund.
Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares.
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A dividend paid to shareholders in January generally is deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.
Distributions on a Fund’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s NAV also reflects unrealized losses.
If a Fund holds, directly or indirectly, one or more “tax credit bonds” on one or more applicable dates during a taxable year, it is possible that the Fund will elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, a shareholder will be deemed to receive a distribution of money with respect to its Fund shares equal to the shareholder’s proportionate share of the amount of such credits and be allowed a credit against the shareholder's U.S. federal income tax liability equal to the amount of such deemed distribution, subject to certain limitations imposed by the Code on the credits involved. Even if a Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend is not treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States); or (b) treated as a passive foreign investment company.
In general, distributions of investment income reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.
If the aggregate qualified dividends received by a Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) are eligible to be treated as qualified dividend income.
In general, dividends of net investment income received by corporate shareholders of a Fund qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction: (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock); or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced: (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund; or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
Any distribution of income that is attributable to: (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction; or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
For information regarding qualified dividend income received from underlying funds and eligibility for the dividends-received deduction of dividends received from underlying funds, see “Funds of funds,” below.
Tax Implications of Certain Fund Investments
References to investments by a Fund also include investments by an Underlying Fund.
Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that
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amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund's income, will depend upon which of the permitted accrual methods the Fund elects.
Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). Each Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in a Fund's income, will depend upon which of the permitted accrual methods the Fund elects.
If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.
Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.
A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.
At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, OID or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Certain Investments in REITs. Any investment by a Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
Mortgage-Related Securities. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of each Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.
In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring
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such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.
Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses generally will reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.
Foreign currency gains generally are treated as qualifying income for purposes of the 90% gross income test described above. There is a remote possibility that the Secretary of the Treasury will issue contrary tax regulations with respect to foreign currency gains that are not directly related to a RIC’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities), and such regulations could apply retroactively.
Passive Foreign Investment Companies. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.
If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.
Options and Futures
In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires: (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter; and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. These straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.
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The tax treatment of certain positions entered into by a Fund (including regulated futures contracts, certain foreign currency positions and certain listed non-equity options) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
Other Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, each Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.
Commodity-Linked Instruments. A Fund’s investments in commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can bear on the Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it is eligible to and does pay a tax at the Fund level.
Exchange-Traded Notes, Structured Notes. The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect a Fund’s ability to qualify for treatment as a RIC and to avoid a fund-level tax.
Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as: (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares; and (iii) thereafter as gain from the sale or exchange of a capital asset.
Funds of Funds. Because each Fund will invest all or substantially all of its assets in shares of other mutual funds, ETFs or other companies that are RICs (collectively, “underlying funds”), its distributable income and gains will normally consist substantially or entirely of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund will not be able to benefit from those losses until and only to the extent that (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).
In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
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As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.
If a Fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the Fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the investment company’s assets with the Fund’s assets for purposes of satisfying the 25% diversification test described above.
Depending on a Fund’s percentage ownership in an underlying fund before and after a redemption of underlying fund shares, the Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as receiving a dividend on the full amount of the distribution instead of being treated as realizing a capital gain or loss on the shares of the underlying fund. This could be the case where a Fund holds a significant interest in an underlying fund that is not a “publicly offered” RIC within the meaning of the Code – where true, most likely because the underlying fund is offered only to upper-tier funds — and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund would affect the amount and character of income required to be distributed by both the Fund and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying funds directly.
If a Fund receives dividends from an underlying fund, and the underlying fund reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as “qualified dividend income,” provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.
If a Fund receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.
If an underlying fund in which a Fund invests elects to pass through tax credit bond credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets the shareholder notice and other requirements.
If at the close of each quarter of a Fund’s taxable year, at least 50% of its total assets consist of interests in other RICs, the Fund will be a “qualified fund of funds.” In that case, the Fund is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund in respect of foreign securities held directly by the Fund or by an underlying fund in which it invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund will be eligible to claim a tax credit or deduction for such taxes. However, even if the Fund qualifies to make such election for any year, it may determine not to do so. See “Foreign Taxation” below for more information.
Additionally, if a Fund is a qualified fund of funds, the Fund is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.
Investments in Master Limited Partnerships and Certain Non-U.S. Entities. A Fund’s ability to make direct and indirect investments in MLPs and certain non-U.S. entities is limited by the Fund’s intention to qualify as a RIC, and if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. federal income tax purposes, the Fund’s status as a RIC may be jeopardized. Among other limitations, the Fund is permitted to have no more than 25% of the value of its total assets invested in qualified publicly traded partnerships, including MLPs.
Tax-Exempt Shareholders
Income of a RIC that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the
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taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.
CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.
Sale, Exchange or Redemption of Shares
The sale, exchange or redemption of Fund shares may give rise to a gain or loss.
In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.
Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Tax Shelter Reporting Regulations
Under U.S. Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Foreign Taxation
Income, proceeds and gains received by a Fund (or RICs in which the Fund has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. This will decrease the Fund’s yield on securities subject to such taxes. If more than 50% of a Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.
Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.
If a Fund is a qualified fund of funds, it also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders.
Foreign Shareholders
Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as: (1) Capital Gain Dividends; (2) interest-related dividends; and (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
The exception to Withholding for “interest-related dividends” generally applies with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders but does not apply to distributions to a foreign shareholder: (A) that has not provided a satisfactory statement that the beneficial owner was not a U.S. person; (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer; (C) that is within certain foreign countries that have inadequate information exchange with the United States; or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for “short-term capital gain dividends” applies to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders, but does not apply to: (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution; and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below. If a Fund invests in a RIC that pays such distributions
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to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund may report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.
Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless: (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States; (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).
Subject to certain exceptions (e.g., for a Fund that is a “United States real property holding corporation” as described below), a Fund is generally not required (and does not expect) to withhold on the amount of a non-dividend distribution (i.e., a distribution that is not paid out of the Fund’s current earnings and profits for the applicable taxable year or accumulated earnings and profits) when paid to its foreign shareholders.
Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.
If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
Moreover, if a Fund were a USRPHC or, very generally, had been one in the last five years, it would be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts would not be treated as a dividend, i.e., are in excess of the Fund’s current and accumulated “earnings and profits” for the applicable taxable year. Such withholding generally is not required if the Fund is a domestically controlled QIE.
If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to: (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands; and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of each Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.
Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.
Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.
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In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.
A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
Backup Withholding
Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.
Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements
Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require each Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays on or after January 1, 2019. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, interest-related dividends and short-term capital gain dividends).
Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.
General Considerations
The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.
FINANCIAL STATEMENTS
The audited financial statements, and the independent registered accounting firm’s report thereon, are included in each Fund’s annual shareholder report for the fiscal year ended May 31, 2017 and are incorporated herein by reference.
An annual shareholder report containing financial statements audited by the Trust’s independent registered public accounting firm and an unaudited semi-annual report will be sent to shareholders each year.
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APPENDIX A – DESCRIPTION OF CREDIT RATINGS
A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Description of Moody’s Long-Term Obligation Ratings
Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B — Obligations rated B are considered speculative and are subject to high credit risk.
Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C- — Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Hybrid Indicator (hyb)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Description of Short-Term Obligation Ratings
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Description of Moody’s US Municipal Short-Term Obligation Ratings
The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.
MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.
VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Description of S&P Global Ratings’ (“S&P’s”), Issue Credit Ratings
A S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issue Credit Ratings*
AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ’CC’ rating is used when a default has not yet occurred, but S&P’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D — An obligation rated ’D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ’D’ rating category is used when payments on an obligation are not made on the date due, unless S&P’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ’D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ’D’ if it is subject to a distressed exchange offer.
NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P’s does not rate a particular obligation as a matter of policy.
* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.
Short-Term Issue Credit Ratings
A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Description of S&P’s Municipal Short-Term Note Ratings
A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
S&P’s municipal short-term note rating symbols are as follows:
SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 — Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales
Fitch long-term obligations rating scales are as follows:
AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC — ‘CCC’ ratings indicate that substantial credit risk is present.
CC —’CC’ ratings indicate very high levels of credit risk.
C — ‘C’ ratings indicate exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.
The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Description of Fitch’s Short-Term Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
Fitch short-term ratings are as follows:
F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C — High short-term default risk. Default is a real possibility.
RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES
B-1

PROXY VOTING PROCEDURES AND GUIDELINES

VOYA FUNDS

VOYA INVESTMENTS, LLC

Date Last Revised:  May 18, 2017

Proxy Voting Procedures and Guidelines for the Voya Funds and Advisor

Introduction

The purpose of these Proxy Voting Procedures and Guidelines (the “Procedures”, the “Guidelines”) is to set forth the Board of Directors/Trustees of the Voya funds’ (the “Board”) instructions to Voya Investments, LLC (referred to as the “Advisor”) for the voting of proxies for each fund the Board serves as Director/Trustee (the “Funds”).

The Board may elect to delegate proxy voting to a sub-advisor of the Funds and also approve the sub-advisor’s proxy policies and procedures for implementation on behalf of such Voya fund (a “Sub-Advisor-Voted Fund”).  A Sub-Advisor-Voted Fund is not covered under these Procedures and Guidelines, except as described in the Reporting and Record Retention section below with respect to vote reporting requirements.  However, they are covered by those sub-advisor’s proxy policies, provided that the Board has approved them.

These Procedures and Guidelines incorporate principals and guidance set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff on the fiduciary duty of the Board to ensure that proxies are voted in a timely manner and that voting decisions are in the Funds’ beneficial owners’ best interest.

The Board, through these instructions, delegates to the Advisor’s Proxy Coordinator the responsibility to vote the Funds’ proxies in accordance with these Procedures and Guidelines on behalf of the Board.  The Board further delegates to the Compliance Committee of the Board certain oversight duties regarding the Advisor’s functions as it pertains to the voting of the Funds’ proxies.

The Board directs the engagement of a Proxy Advisory Firm to be initially appointed and annually reviewed and approved by the Board.  The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm and shall direct the Proxy Advisory Firm to vote proxies in accordance with the Guidelines.

These Procedures and Guidelines will be reviewed by the Board’s Compliance Committee annually, and will be updated at such time as deemed appropriate.  No change to these Procedures and Guidelines will be made except pursuant to Board direction.  Non-material amendments, however, may be approved for immediate implementation by the Board’s Compliance Committee, subject to ratification by the full board at its next regularly scheduled meeting.

Advisor’s Roles and Responsibilities

Proxy Coordinator

The Voya Proxy Coordinator shall direct the Proxy Advisory Firm to vote proxies on behalf of the Funds and the Advisor in connection with annual and special meetings of shareholders (except those regarding bankruptcy matters and/or related plans of reorganization).

The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm (as defined in the Proxy Advisory Firm section below) and voting the Funds’ proxies in accordance with the Procedures and Guidelines on behalf of the Funds and the Advisor.  The Proxy Coordinator is authorized to direct the Proxy Advisory Firm to vote a Fund’s proxy in accordance with the Procedures and Guidelines.  Responsibilities assigned to the Proxy Coordinator, or activities that support it, may be performed by such members of the Proxy Group (as defined in the Proxy Group section below) or employees of the Advisor’s affiliates as the Proxy Group deems appropriate.

The Proxy Coordinator is also responsible for identifying and informing Counsel (as defined in the Counsel section below) of potential conflicts between the proxy issuer and the Proxy Advisory Firm, the Advisor, the Funds’ principal underwriters, or an affiliated person of the Funds.  The Proxy Coordinator will identify such potential conflicts of interest based on information the Proxy Advisory Firm periodically provides; client analyses, distributor, broker-dealer, and vendor lists; and information derived from other sources, including public filings.

Proxy Advisory Firm

The Proxy Advisory Firm is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  To the extent applicable, the Proxy Advisory Firm is required to provide research, analysis, and

Revision Date:  May 18, 2017

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vote recommendations under its Proxy Voting guidelines, as well as to produce vote recommendations and/or refer all proxies in accordance with the Guidelines.

Proxy Group

The members of the Proxy Group, which may include employees of the Advisor’s affiliates, are identified in Exhibit 1, and may be amended from time to time at the Advisor’s discretion except that the Fund’s Chief Investment Risk Officer, the Fund’s Chief Compliance Officer, and the Fund’s Proxy Coordinator shall be members unless the Board determines otherwise.

Investment Professionals

The Funds’ sub-advisors and/or portfolio managers are each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”.  The Board encourages the Funds’ Investment Professionals to submit a recommendation to the Proxy Group regarding any proxy voting related proposal pertaining to the portfolio securities over which they have day-to-day portfolio management responsibility.  Additionally, when requested, Investment Professionals are responsible for submitting a recommendation to the Proxy Group regarding proxy voting related proxy contests or mergers and acquisitions involving to the portfolio securities over which they have day-to-day portfolio management responsibility.

Counsel

A member of the mutual funds legal practice group of the Advisor (“Counsel”) is responsible for determining if a potential conflict of interest is in fact deemed a conflict of interest and notifying the Chair of the Compliance Committee.

Proxy Voting Procedures

Proxy Group Oversight

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Compliance Officer) will constitute a quorum for purposes of taking action at any meeting of the Group.

The Proxy Group may meet in person or by telephone.  The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that the Proxy Coordinator follows the directions of a majority of a quorum responding via e-mail.

A Proxy Group meeting will be held whenever:

•                  The Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Guidelines.

•                  The Proxy Advisory Firm has made no recommendation on a matter and the Procedures do not provide instruction.

•                  A matter requires case-by-case consideration, including those in which the Proxy Advisory Firm’s recommendation is deemed to be materially conflicted.

•                  The Proxy Coordinator requests the Proxy Group’s input and vote recommendation on a matter.

In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Procedures or the Guidelines.

If the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Proxy Advisory Firm’s recommendation, these recommendations do not contravene any requirements of these Procedures or the Guidelines, and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a Proxy Group meeting.

For each proposal referred to the Proxy Group, it will review:

•                  The relevant Procedures and Guidelines,

•                  The recommendation of the Proxy Advisory Firm, if any,

•                  The recommendation of the Investment Professional(s), if any,

•                  Other resources that any Proxy Group member deems appropriate to aid in a determination of a recommendation.

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Vote Instruction

The vote of a simple majority of the voting members present will determine any matter submitted to a vote.  Tie votes will be resolved by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator will ensure compliance with all applicable voting and conflict of interest procedures, and will use best efforts to secure votes from as many absent members as may reasonably be accomplished, and to provide such members with a substantially similar level of relevant information as that provided at the in-person meeting.

In the event a tie vote cannot be resolved, or in the event that the vote remains a tie, the Proxy Coordinator will refer the vote to the Compliance Committee Chair for vote determination.

In the event a tie vote cannot be timely resolved in connection with a voting deadline, the Proxy Coordinator will vote in accordance with the Proxy Advisory Firm’s recommendation.

A member of the Proxy Group may abstain from voting on any given matter, provided that the member does not participate in the Proxy Group discussion(s) in connection with the vote determination.  If abstention results in the loss of quorum, the process for resolving tie votes will be observed.

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, the Proxy Group will follow the Out-of-Guidelines procedures.

The Proxy Group may vote contrary to the Guidelines based on a recommendation from an Investment Professional.

Vote Determination and Execution

These Procedures and Guidelines specify how the Funds generally will vote with respect to the proposals indicated.  Unless otherwise noted, the Proxy Group instructs the Proxy Coordinator, on behalf of the Advisor, to vote in accordance with these Procedures and Guidelines.

Within-Guidelines Votes:  Votes in Accordance with the Guidelines

In the event the Proxy Group and, where applicable, an Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Proxy Advisory Firm, through the Proxy Coordinator, to vote in this manner.

Out-of-Guidelines Votes:

•                  Votes Contrary to the Procedures and Guidelines

•                  Proxy Advisory Firm does not Provide a Recommendation and the Guidelines do not provide voting instruction

A vote would be considered Out-of-Guidelines if the:

•                  Vote is cast in circumstances where the Procedures and Guidelines provides no instruction and the Proxy Advisory Firm has made no recommendation on a matter, or

•                  Vote is contrary to the Guidelines; provided that a vote will not be deemed to be Out-of-Guidelines if the Guidelines stipulate that primary consideration will be given to input from an Investment Professional, notwithstanding that the vote appears contrary to these Procedures and Guidelines and/or the proxy Advisory Firm’s recommendation.

An Out-of-Guidelines vote is cast when the Compliance Committee or Proxy Group determines that the application of the Procedures and Guidelines is inapplicable or inappropriate under the circumstances of a case. Such votes include, but are not limited to votes cast on the recommendation of an Investment Professional.

Routine Matters

Upon instruction from the Proxy Coordinator, the Proxy Advisory Firm will submit a vote in accordance with these Procedures and Guidelines where there is a clear policy (e.g., “For,” “Against,” “Withhold,” or “Abstain”) on a proposal.

Matters Requiring Case-by-Case Consideration

The Proxy Coordinator will provide the Proxy Advisory Firm with the appropriate information from these

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Procedures and Guidelines to specify how the Funds generally will vote.  The Proxy Advisory Firm will review proxy materials based on these Procedures and Guidelines and will refer proxy proposals accompanied by its written analysis and vote recommendation to the Proxy Coordinator when these Procedures and Guidelines indicate “case-by-case.”  Additionally, the Proxy Advisory Firm will refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of these Procedures and Guidelines is unclear or appears to involve unusual or controversial issues.

Upon receipt of a referral from the Proxy Advisory Firm, the Proxy Coordinator may solicit additional research or clarification from the Proxy Advisory Firm, Investment Professional(s), or other sources.

The Proxy Coordinator will review matters requiring a case-by-case consideration to determine if the Proxy Group had previously provided the Proxy Coordinator with standing vote instructions in accordance with the Proxy Advisory Firm’s recommendation, or a provision within the Guidelines is applicable based on prior voting history.

If a matter requires input and vote determination from the Proxy Group, the Proxy Coordinator will forward the Proxy Advisory Firm’s analysis and recommendation, the Proxy Coordinator’s recommendation and/or any research obtained from the Investment Professional(s), the Proxy Advisory Firm, or any other source to the Proxy Group.  The Proxy Group may consult with the Proxy Advisory Firm and/or Investment Professional(s) as appropriate.

The Proxy Coordinator will use best efforts to convene a Proxy Group meeting with respect to all matters requiring its consideration.  In the event quorum requirements cannot be timely met in connection with a voting deadline, it is the policy of the Funds and Advisor to vote in accordance with the Proxy Advisory Firm’s recommendation.

Non-Votes:  Votes in which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under certain circumstances including:

•                  The economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of a Voya fund or proxies being considered on behalf of a Fund that is no longer in existence.

•                  The cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases when share blocking practices may impose trading restrictions on the relevant portfolio security.

In such cases, the Proxy Group may instruct the Proxy Advisory Firm, through the Proxy Coordinator, not to vote such proxy.  The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.

Further, Counsel may permit the Proxy Coordinator to abstain from voting any proposal that is subject to a material conflict, provided such abstention does not have the same effect as an “against” vote, and therefore has no effect on the outcome of the vote.

The Proxy Coordinator will make reasonable efforts to secure and vote all other proxies for the Funds, particularly in markets where shareholders’ rights are limited.

Matters Requiring Further Consideration

Referrals to the Compliance Committee

If a vote is deemed Out-of-Guidelines and Counsel has determined that a material conflict of interest appears to exist with respect to the party or parties (i.e. Proxy Advisory Firm, the Advisor, underwriters, affiliates, any participating Proxy Group member, or any Investment Professional(s)) participating in the voting process, the Proxy Coordinator will refer the vote to the Compliance Committee Chair.

If an Investment Professional discloses a potential conflict of interest, and Counsel determines that the conflict of interest appears to exist, the proposal will also be referred to the Compliance Committee for review.

The Compliance Committee will be provided all recommendations (including Investment Professional(s)), analyses, research, and Conflicts Reports and any other written materials used to establish whether a

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conflict of interest exists, and will instruct the Proxy Coordinator how such referred proposals should be voted.

The Proxy Coordinator will use best efforts to refer matters to the Compliance Committee for its consideration in a timely manner.  In the event any such matter cannot be referred to or considered by the Compliance Committee in a timely manner, the Compliance Committee’s standing instruction is to vote Within Guidelines.

Consultation with Compliance Committee

The Proxy Coordinator may consult the Compliance Committee Chair for guidance on behalf of the Committee if application of these Procedures and Guidelines is unclear or in connection with any unusual or controversial issue or a recommendation received from an Investment Professional.

The Compliance Committee will receive a report detailing proposals that were voted Out-of-Guidelines, Within Guidelines if the Investment Professional’s recommendation was not acted on, or was referred to the Compliance Committee.

Conflicts of Interest

The Advisor shall act in the Funds’ beneficial owners’ best interests and strive to avoid conflicts of interest.

Conflicts of interest can arise, for example, in situations where:

•                  The issuer is a vendor whose products or services are material to the Voya Funds, the Advisor or their affiliates;

•                  The issuer is an entity participating to a material extent in the distribution of the Voya Funds;

•                  The issuer is a significant executing broker dealer;

•                  Any individual that participates in the voting process for the Funds including an Investment Professional, a member of the Proxy Group, an employee of the Advisor, or Director/Trustee of the Board serves as a director or officer of the issuer; or

•                  The issuer is Voya Financial.

Potential Conflicts with a Proxy Issuer

The Proxy Coordinator is responsible for identifying and informing Counsel of potential conflicts with the proxy issuer.  In addition to obtaining potential conflict of interest information described in the Roles and Responsibilities section above, members of the Proxy Group are required to disclose to the Proxy Coordinator any potential conflicts of interests prior to discussing the Proxy Advisory Firms’ recommendation.

The Proxy Group member will advise the Proxy Coordinator in the event a Proxy Group member believes that a potential or perceived conflict of interest exists that may preclude him/her from making a vote determination in the best interests of the Funds’ beneficial owners.  The Proxy Group member may elect to recuse himself/herself from consideration of the relevant proxy or ask the Proxy Coordinator to solicit the opinion of Counsel on the matter, recusing himself/herself only in the event Counsel determines that a material conflict of interest exists.  If recusal, whether voluntary or pursuant to Counsel’s findings, does not occur prior to the member’s participation in any Proxy Group discussion of the relevant proxy, any Out-of-Guidelines Vote determination is subject to the Compliance Committee referral process.  Should members of the Proxy Group verbally disclose a potential conflict of interest, they are required to complete a Conflict of Interest Report, which will be reviewed by Counsel.

Investment Professionals are also required to complete a Conflict of Interest Report or confirm in writing that they do not have any potential conflicts of interests when submitting a vote recommendation to the Proxy Coordinator.

The Proxy Coordinator gathers and analyzes the information provided by the Proxy Advisory Firm, the Advisor, the Funds’ principal underwriters, affiliates of the Funds, Proxy Group members, Investment Professionals, and the Directors and Officers of the Funds.  Counsel will document such potential material conflicts of interest on a consolidated basis as appropriate.

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The Proxy Coordinator will instruct the Proxy Advisory Firm to vote the proxy as recommended by the Proxy Group if Counsel determines that a material conflict of interest does not appear to exist with respect to a proxy issuer, any participating Proxy Group member, or any participating Investment Professional(s).

Compliance Committee Oversight

The Proxy Coordinator will refer a proposal to the Funds’ Compliance Committee if the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a material conflict of interest appears to exist in order that the conflicted party(ies) have no opportunity to exercise voting discretion over a Fund’s proxy.

The Proxy Coordinator will refer the proposal to the Compliance Committee Chair, forwarding all information relevant to the Compliance Committee’s review, including the following or a summary of its contents:

•                  The applicable Procedures and Guidelines

•                  The Proxy Advisory Firm recommendation

•                  The Investment Professional(s)’s recommendation, if available

•                  Any resources used by the Proxy Group in arriving at its recommendation

•                  Counsel’s findings

•                  Conflicts Report(s) and/or any other written materials establishing whether a conflict of interest exists.

In the event a member of the Funds’ Compliance Committee believes he/she has a conflict of interest that would preclude him/her from making a vote determination in the best interests of the applicable Fund’s beneficial owners, the Compliance Committee member will advise the Compliance Committee Chair and recuse himself/herself with respect to the relevant proxy determinations.

Conflicts Reports

Investment Professionals, the Proxy Advisory Firm, and members of the Compliance Committee, the Proxy Group, and the Proxy Coordinator are required to disclose any potential conflicts of interest and/or confirm they do not have a conflict of interest in connection with their participation in the voting process for portfolio securities.  The Conflicts Report should describe any known relationships of either a business or personal nature that Counsel has not previously assessed, which may include communications with respect to the referral item, but excluding routine communications with or submitted to the Proxy Coordinator or Investment Professional(s) on behalf of the subject company or a proponent of a shareholder proposal.

The Conflicts Report should also include written confirmation that the Investment Professional based the recommendation in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists solely on the investment merits of the proposal and without regard to any other consideration.

Completed Conflicts Reports should be provided to the Proxy Coordinator as soon as possible and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator completes the Conflicts Report, and the submitter reviews and approves the Conflict Report in writing.

The Proxy Coordinator will forward all Conflicts Reports to Counsel for review.  Upon review, Counsel will provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.

Counsel will document such potential conflicts of interest on a consolidated basis as appropriate rather than maintain individual Conflicts Reports.

Assessment of the Proxy Advisory Firm

The Proxy Coordinator, on behalf of the Board and the Advisor, will assess if the Proxy Advisory Firm:

•                  Is independent from the Advisor

•                  Has resources that indicate it can competently provide analysis of proxy issues

•                  Can make recommendations in an impartial manner and in the best interests of the Funds and their

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beneficial owners

•                  Has adequate compliance policies and procedures to:

•                  Ensure that its proxy voting recommendations are based on current and accurate information

•                  Identify and address conflicts of interest.

The Proxy Coordinator will utilize, and the Proxy Advisory Firm will comply with, such methods for completing the assessment as the Proxy Coordinator may deem reasonably appropriate.  The Proxy Advisory Firm will also promptly notify the Proxy Coordinator in writing of any material change to information previously provided to the Proxy Coordinator in connection with establishing the Proxy Advisory Firm’s independence, competence, or impartiality.

Information provided in connection with the Proxy Advisory Firm’s potential conflict of interest will be forwarded to Counsel for review.  Counsel will review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

Voting Funds of Funds, Investing Funds and Feeder Funds

Funds that are “Funds-of-Funds” will “echo” vote their interests in underlying mutual funds, which may include mutual funds other than the Voya funds indicated on Voya’s website (www.voyainvestments.com).  Meaning that, if the Fund-of-Funds must vote on a proposal with respect to an underlying investment company, the Fund-of-Funds will vote its interest in that underlying fund in the same proportion all other shareholders in the underlying investment company voted their interests.

However, if the underlying fund has no other shareholders, the Fund-of-Funds will vote as follows:

•                  If the Fund-of-Funds and the underlying fund are being solicited to vote on the same proposal (e.g., the election of fund directors/trustees), the Fund-of-Funds will vote the shares it holds in the underlying fund in the same proportion as all votes received from the holders of the Fund-of-Funds’ shares with respect to that proposal.

•                  If the Fund-of-Funds is being solicited to vote on a proposal for an underlying fund (e.g., a new Sub-Advisor to the underlying fund), and there is no corresponding proposal at the Fund-of-Funds level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

An Investing Fund (e.g., any Voya fund), while not a Fund-of-Funds will have the foregoing Fund-of-Funds procedure applied to any Investing Fund that invests in one or more underlying funds.  Accordingly:

•                  Each Investing Fund will “echo” vote its interests in an underlying fund, if the underlying fund has shareholders other than the Investing Fund.

•                  In the event an underlying fund has no other shareholders, and the Investing Fund and the underlying fund are being solicited to vote on the same proposal, the Investing Fund will vote its interests in the underlying fund in the same proportion as all votes received from the holders of its own shares on that proposal.

•                  In the event an underlying fund has no other shareholders, and there is no corresponding proposal at the Investing Fund level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

A fund that is a “Feeder Fund” in a master-feeder structure passes votes requested by the underlying master fund to its shareholders.  Meaning that, if the master fund solicits the Feeder Fund, the Feeder Fund will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to how it should vote its interest in an underlying master fund.

When a Voya fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures.  As such, except as described in the Reporting and Record Retention section below, Feeder Funds will not be subject to these Procedures and Guidelines.

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Securities Lending

Many of the Funds participate in securities lending arrangements to generate additional revenue for the Fund.  Accordingly, the Fund will not be able to vote securities that are on loan under these types of arrangements.  However, under certain circumstances, for voting issues that may have a significant impact on the investment, the Proxy Group or Proxy Coordinator may request to recall securities that are on loan if they determine that the benefit of voting outweighs the costs and lost revenue to the Fund and the administrative burden of retrieving the securities.

Investment Professionals may also deem a vote is “material” in the context of the portfolio(s) they manage.  Therefore, they may request that lending activity on behalf of their portfolio(s) with respect to the relevant security be reviewed by the Proxy Group and considered for recall and/or restriction.  The Proxy Group will give primary consideration to relevant Investment Professional input in its determination of whether a given proxy vote is material and the associated security accordingly restricted from lending.  The determination that a vote is material in the context of a Fund’s portfolio will not mean that such vote is considered material across all Funds voting at that meeting.  In order to recall or restrict shares on a timely basis for material voting purposes, the Proxy Coordinator, on behalf of the Proxy Group, will use best efforts to consider, and when appropriate, to act upon, such requests on a timely basis.  Requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

Reporting and Record Retention

Reporting by the Funds

Annually, as required, each Fund and each Sub-Advisor-Voted Fund will post its proxy voting record, or a link to the prior one-year period ending on June 30th on the Voya Funds’ website.  The proxy voting record for each Fund and each Sub-Advisor-Voted Fund will also be available on Form N-PX in the EDGAR database on the website of the Securities and Exchange Commission (“SEC”).  For any Voya fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the Voya funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the Voya funds’ website.  If an underlying master fund solicited any Feeder Fund for a vote during the reporting period, a record of the votes cast by means of the pass-through process described above will be included on the Voya funds’ website and in the Feeder Fund’s Form N-PX.

Reporting to the Compliance Committee

At each regularly scheduled quarterly Compliance Committee meeting, the Compliance Committee will receive a report from the Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, that was:

1.              Voted Out-of-Guidelines, including any proposals voted Out-of-Guidelines as a result of special circumstances raised by an Investment Professional;

2.              Voted Within-Guidelines in cases when the Proxy Group did not agree with an Investment Professional’s recommendation;

3.              Referred to the Compliance Committee for determination.

The report will indicate the name of the company, the substance of the proposal, a summary of the Investment Professional’s recommendation, where applicable, and the reasons for voting, or recommending, an Out-of-Guidelines Vote or, in the case of (2) above, a Within-Guidelines Vote.

Reporting by the Proxy Coordinator on behalf of the Advisor

The Advisor will maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following:

•                  A copy of each proxy statement received regarding a Fund’s portfolio securities.  Such proxy statements the issuers send are available either in the SEC’s EDGAR database or upon request from the Proxy Advisory Firm.

•                  A record of each vote cast on behalf of a Fund.

•                  A copy of any Advisor-created document that was material to making a proxy vote decision, or that memorializes the basis for that decision.

•                  A copy of written requests for Fund proxy voting information and any written response thereto or to

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any oral request for information on how the Advisor voted proxies on behalf of a Fund.

•                  A record of all recommendations from Investment Professionals to vote contrary to the Guidelines.

•                  All proxy questions/recommendations that have been referred to the Compliance Committee, and all applicable recommendations, analyses, research, Conflict Reports, and vote determinations.

All proxy voting materials and supporting documentation will be retained for a minimum of six years, the first two years in the Advisor’s office.

Records Maintained by the Proxy Advisory Firm

The Proxy Advisory Firm will retain a record of all proxy votes handled by the Proxy Advisory Firm.  Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act.  In addition, the Proxy Advisory Firm is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Advisor upon request.

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PROXY VOTING GUIDELINES

Introduction

Proxies must be voted in the best interest of the Funds’ beneficial owners.  The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give an indication of how Fund securities will be voted on proposals dealing with particular issues.  Nevertheless, the Guidelines are not exhaustive, do not include all potential voting issues, and proposals may be addressed, as necessary, on a CASE-BY-CASE basis rather than according to the Guidelines, factoring in the merits of the rationale and disclosure provided.

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application.  All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

The Board encourages Investment Professionals to submit a recommendation to the Proxy Group regarding proxy voting related to the portfolio securities over which they have day-to-day portfolio management responsibility.  Recommendations from the Investment Professionals may be submitted or requested in connection with any proposal and are likely to be requested with respect to proxies for private equity or fixed income securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.

These policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement, or other legal requirement to which an issuer may be or become subject.  No proposal shall be supported whose implementation would contravene such requirements.

General Policies

The Funds’ policy is generally to support the recommendation of the relevant company’s management when the Proxy Advisory Firm’s recommendation also aligns with such recommendation and to vote in accordance with the Proxy Advisory Firm’s recommendation when management has made no recommendation.  However, this policy will not apply to CASE-BY-CASE proposals for which a contrary recommendation from the relevant Investment Professional(s) is being utilized.

Investment Professionals input will be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund if they involve merger transactions/corporate restructurings, proxy contests, fixed income or private equity securities, or unusual or controversial issues.

The Fund’s policy is to not support proposals that would impose a negative impact on existing rights of the Funds’ beneficial owners to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights.  Depending on the relevant market, appropriate opposition may be expressed as an ABSTAIN, AGAINST, or WITHHOLD vote.

International Policies

Companies incorporated outside the U.S. are subject to the foregoing U.S. Guidelines if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the SEC.  Where applicable, certain U.S. Guidelines may also be applied to companies incorporated outside the U.S., e.g., companies with a significant base of U.S. operations and employees.  However, the following provide for differing regulatory and legal requirements, market practices, and political and economic systems existing in various international markets.

Funds will vote AGAINST international proxy proposals when the Proxy Advisory Firm recommends voting AGAINST such proposal because relevant disclosure by the company, or the time provided for consideration of such disclosure, is inadequate.

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The Funds will consider proposals that are associated with a firm AGAINST vote on a CASE-BY-CASE basis if the Proxy Advisory Firm recommends their support when:

•                  The company or market transitions to better practices (e.g., having committed to new regulations or governance codes);

•                  The market standard is stricter than the Fund’s guidelines; or

•                  It is the more favorable choice when shareholders must choose between alternate proposals.

Proposal Specific Policies

As mentioned above, these policies may be overridden in any case as provided for in the Procedures.  Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Proxy Contests:

Consider votes in contested elections on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s).

Uncontested Proxies:

1-             The Board of Directors

Overview

The Funds will lodge disagreement with a company’s policies or practices by withholding support from the relevant proposal rather than from the director nominee(s) to which the Proxy Advisory Firm assigns a correlation.  Support will be withheld from directors deemed responsible for governance shortfalls.  If the director(s) are not standing for election (e.g., the board is classified), support will not be withheld from others in their stead.  When a determination is made to withhold support due to concerns other than those related to an individual director’s independence or actions, responsibility may be attributed to the entire board, a committee, or an individual, taking into consideration whether the desired effect is to send a message or to remove the director from service. The Funds’ approach is to apply the following vote accountability guideline (“Vote Accountability Guideline”):

•                  Board chair or relevant committee chair

•                  Lead director or committee member(s)

•                  All incumbent board members.

The Funds will vote FOR directors in connection with issues raised by the Proxy Advisory Firm if the director did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Proxy Advisory Firm.

Vote with the Proxy Advisory Firm’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Proxy Advisory Firm’s recommendation to withhold support from the legal entity and vote on the physical person.

Vote with the Proxy Advisory Firm’s recommendation to withhold support from directors for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification, or determination not to accept appointment).

WITHHOLD support from directors or slates of directors when they are presented in a manner not aligned with market best practice and/or regulation, irrespective of meeting independence requirements, such as:

•                  Bundled slates of directors (e.g., Canada, France, Hong Kong, or Spain);

•                  In markets with term lengths capped by regulation or market practice, directors whose terms exceed the caps or are not disclosed; or

•                  Directors whose names are not disclosed in advance of the meeting or far enough in advance relative

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to voting deadlines to make an informed voting decision.

•                  For companies with multiple slates in Italy, follow the Proxy Advisory Firm’s standards for assessing which slate is best suited to represent shareholder interests.

Independence

Director and Board/Committee Independence

The Fund will consider the relevant country or market listing exchange and the Proxy Advisory Firm’s standards with respect to determining director independence and Board/Committee independence levels.  Note:  Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

The Fund’s will consider non-independent directors standing for election on a CASE-BY-CASE basis when the full board or committee does not meet the market independence requirements.

•                  WITHHOLD support from the fewest non-independent directors including the Founder, Chairman or CEO if their removal would achieve the independence requirements across the remaining board, except that support may be withheld from additional directors whose relative level of independence cannot be differentiated, or the number required to achieve the independence requirements is equal to or greater than the number of non-independent directors standing for election.

•                  WITHHOLD support from slates of directors if the board’s independence cannot be ascertained due to inadequate disclosure or when the board’s independence does not meet the applicable independence requirements of the relevant exchange.

•                  WITHHOLD support from key committee slates if they contain non-independent directors in the election.

•                  WITHHOLD support from non-independent directors if the full board serves or the board has not established such a committee, and relevant country or market listing exchange requires the establishment of such committee.

Self-Nominated/Shareholder-Nominated Director Candidates

Consider self-nominated or shareholder-nominated director candidates on a CASE-BY-CASE basis. WITHHOLD support from the candidate when:

•                  Adequate disclosure has not been provided (e.g., rationale for candidacy and candidate’s qualifications relative to the company);

•                  A candidate will not be supported if the candidate’s agenda is not in line with the long-term best interests of the company; or

•                  Cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

Management Proposals Seeking Non-Board Member Service on Key Committees

Vote AGAINST proposals that permit non-board members to serve on the audit, remuneration (compensation), or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s) except where best market practice otherwise dictates.

Consider other concerns regarding committee members on a CASE-BY-CASE basis.

Shareholder Proposals Regarding Board/Key Committee Independence

•                  Vote AGAINST shareholder proposals seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).

•                  Vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

•                  Vote AGAINST shareholder proposals asking that the independence be greater than that required by the country or market listing exchange.

Board Member Roles and Responsibilities

The Funds generally will review issues of the corresponding proposal (e.g., advisory vote on executive compensation or auditor ratification) rather than on the board or relevant committee members.

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Attendance

WITHHOLD support from a director who, during both of the most recent two years, has served on the board during the two-year period but attended less than 75 percent of the board and committee meetings without a valid reason for the absences or if the two-year attendance record cannot be ascertained from available disclosure (e.g., the company did not disclose which director(s) attended less than 75 percent of the board and committee meetings during the director’s period of service without a valid reason for the absences).

The two-year attendance policy shall be applied to attendance of statutory auditors at Japanese companies.

Over-boarding

Vote FOR directors without regard to “over-boarding” issues, unless when in conjunction with attendance issues during the most recent year.  Consider such circumstances on a CASE-BY-CASE basis.

Vote AGAINST shareholder proposals limiting the number of public company boards on which a director may serve.

Combined Chairman / CEO Role

Vote FOR directors without regard to recommendations that the position of chairman should be separate from that of CEO, or should otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration are raised (e.g., former CEOs proposed as board chairmen in markets, such as the United Kingdom, for which best practice recommends against such practice).

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately, unless significant corporate governance concerns have been cited.  Consider such circumstances on a CASE-BY-CASE basis.

Cumulative/Net Voting Markets (e.g., Russia)

When cumulative or net voting applies, generally follow the Proxy Advisory Firm’s approach to vote FOR nominees asserted by the issuer to be independent, irrespective of key committee membership, even if independence disclosure or criteria fall short of the Proxy Advisory Firm’s standards.

Board Accountability

Vote FOR the top executive at companies in Japan if the only reason the Proxy Advisory Firm’s Withhold recommendation is due to the company underperforming in terms of capital efficiency or company performance; e.g. net losses or low return on equity (ROE) .

Compensation Practices (U.S. and Canada)

It is the Funds’ policy that matters of compensation are best determined by an independent board and compensation committee.  Therefore, support may be withheld from compensation committee members whose actions or disclosure do not appear to support compensation practices aligned with the best interests of the company and its shareholders.

Where applicable, votes on compensation committee members in connection with compensation practices should be considered on a CASE-BY-CASE basis:

•                  Say on pay responsiveness.  Compensation committee members opposed by the Proxy Advisory Firm for failure to sufficiently address compensation concerns prompting significant opposition to the most recent say on pay vote will be considered on a CASE-BY-CASE basis, factoring in considerations such as level of shareholder opposition, subsequent actions taken by the compensation committee, and level of responsiveness disclosure.

•                  Say on pay frequency.  WITHHOLD support according to the Vote Accountability Guideline if the Proxy Advisory Firm opposes directors because the company has implemented a say on pay schedule that is less frequent than the frequency most recently preferred by at least a plurality of shareholders.

•                  Commitments.  Vote FOR compensation committee members receiving an adverse recommendation due to problematic pay practices or thresholds (e.g. burn rate) if the company makes a public commitment (e.g., via a Form 8-K filing) to rectify the practice on a going-forward basis.  However, consider on a CASE-BY-CASE basis if the company does not rectify the practice by the following

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year’s annual general meeting.

For all other markets in which the issuer has not followed market practice by submitting a resolution on executive compensation, consider remuneration committee members on a CASE-BY-CASE basis.

Accounting Practices

Vote FOR audit committee members, or the company’s CEO or CFO if nominated as directors, who did not serve on the committee or did not have responsibility over the relevant financial function, during the majority of the time period relevant to the concerns cited.

Consider audit committee members and the company’s CEO and CFO, if nominated as directors, on a CASE-BY-CASE basis if poor accounting practice concerns are raised, factoring in considerations such as:

•                  If the audit committee failed to remediate known on-going material weaknesses in the company’s internal controls for more than a year.

•                  If the company has not yet had a full year to remediate the concerns since the time they were identified.

•                  If the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring.

Consider on a CASE-BY-CASE basis audit committee members if the company has failed to disclose auditors’ fees and has not provided an auditor ratification or remuneration proposal for shareholder vote.

Problematic Actions

Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support due to assessment that a director acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or due to other material failures or problematic actions, factoring in the merits of the director’s performance, rationale, and disclosure provided.

WITHHOLD support from all members of the nominating / governance committee if the company is controlled by means of dual class stock with superior voting rights and does not have a reasonable sunset provision; i.e., fewer than five years.  Consider on a CASE-BY-CASE basis if no nominating / governance committee directors are under consideration or if the company does not have nominating or governance committees.

WITHHOLD support from directors when the Proxy Advisory Firm recommends withholding support due to the board unilaterally adopting by-law amendments that have a negative impact on existing shareholder rights or functions as a diminution of shareholder rights.  Consider on a CASE-BY-CASE basis if all directors are under consideration.

Consider directors on a CASE-BY-CASE basis for concerns related to scandals, malfeasance, or negligent internal controls at the company, or that of an affiliate, when:

•                  Culpability can be attributed to the director (e.g., director manages or is responsible for the relevant function); or

•                  The director has been directly implicated, resulting in arrest, criminal charge, or regulatory sanction.

Vote FOR directors when the above factors have not been triggered.

Vote FOR a director if the Proxy Advisory Firm cites concerns regarding actions in connection with a director’s service on an unaffiliated board and the company has provided adequate rationale regarding the appropriateness of the director to serve on the board under consideration.

Consider on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends withholding support from any director due to share pledging concerns, factoring in the pledged amount, unwind time, and any historical concerns being raised.  Responsibility will be assigned to the pledgor, where the pledged amount and unwind time are deemed significant and, therefore, an unnecessary risk to the company.

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Anti-Takeover Measures

WITHHOLD support according to the Vote Accountability Guideline if the company implements excessive anti-takeover measures, including failure to remove restrictive poison pill features or to ensure a pill’s expiration or timely submission to shareholders for vote, unless a company has implemented a policy that should reasonably prevent abusive use of its poison pill.

Board Responsiveness

Vote FOR if the majority-supported shareholder proposal has been reasonably addressed or the Funds’ Guidelines or voting record did not support the relevant proposal or issue.

•                  In the U.S., proposals seeking shareholder ratification of a poison pill may be deemed reasonably addressed if the company has implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD support according to the Vote Accountability Guideline if the majority-supported shareholder proposal at issue is supported under these Guidelines and the board has not disclosed a credible rationale for not implementing the proposal.

If the board has not acted upon a director who did not receive shareholder support representing a majority of the votes cast at the previous annual meeting, consider directors on a CASE-BY-CASE basis.

Vote FOR when:

•                  The issue relevant to the majority negative vote has been adequately addressed or cured, which may include disclosure of the board’s rationale; or

•                  The Funds’ Guidelines or voting record do not support the relevant proposal or issue causing the majority negative vote.

WITHHOLD support according to the Vote Accountability Guideline if the above provisions have not been satisfied.

Board—Related Proposals

Classified/Declassified Board Structure

Vote AGAINST proposals to classify the board unless the proposal represents an increased frequency of a director’s election in the staggered cycle (e.g., seeking to move from a three-year cycle to a two-year cycle).

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Board Structure

Vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Vote AGAINST shareholder proposals to impose new board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent and corporate governance concerns have been identified.

For companies in Japan, generally follow the Proxy Advisory Firm’s approach to proposals seeking a board structure that would provide greater independence oversight of management and the board.

Board Size

Vote FOR proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations; however, vote AGAINST if seeking to remove shareholder approval rights.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability in connection with monetary damages for violating the duty of care.

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Vote AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts that are more serious violations of fiduciary obligation, such as negligence.

Director and Officer Indemnification and Liability Protection (International)

Vote in accordance with the Proxy Advisory Firm’s standards (e.g. overly broad provisions).

Discharge of Management/Supervisory Board Members (International)

Vote FOR management proposals seeking the discharge of management and supervisory board members (including when the proposal is bundled), unless concerns are raised about the past actions of the company’s auditors or directors, or legal or regulatory action is being taken against the board by other shareholders.

Vote FOR such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the company or its board.

Establish Board Committee

Vote FOR shareholder proposals that seek creation of a key committee of the board, unless the company claims an exemption of the listing exchange or the committee is not required under the listing exchange.

Vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Filling Board Vacancies / Removal of Directors

Vote AGAINST proposals that allow directors to be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that allow only continuing directors to elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Stock Ownership Requirements

Vote AGAINST such shareholder proposals.

Term Limits / Retirement Age

Vote FOR management proposals and AGAINST shareholder proposals limiting the tenure of outside directors or imposing a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards).

2-             Compensation

Frequency of Advisory Votes on Executive Compensation

Vote FOR proposals seeking an annual say on pay, and AGAINST those seeking less frequent.

Proposals to Provide an Advisory Vote on Executive Compensation (Canada)

Vote FOR, with a preference for an ANNUAL vote.

Executive Pay Evaluation

Advisory Votes on Executive Compensation (Say on Pay) and Remuneration Reports or Committee Members in Absence of Such Proposals

Vote FOR management proposals seeking ratification of the company’s executive compensation structure unless the program includes practices or features not supported under these Guidelines, and the proposal receives a negative recommendation from the Proxy Advisory Firm.

Listed below are examples of compensation practices and provisions, and respective consideration treatment under the Guidelines, factoring in whether the company has provided reasonable rationale/disclosure for such factors or the proposal as a whole.

Consider on a CASE-BY-CASE basis:

•                  Single Trigger Equity Provisions

•                  Short-Term Investment Plans where the board has exercised discretion to exclude extraordinary items.

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•                  Retesting in connection with achievement of performance hurdles

•                  Long-Term Incentive Plans where executives already hold significant equity positions.

•                  Long-Term Incentive Plans where the vesting or performance period is too short or stringency of the performance criteria is called into question.

•                  Pay Practices (or combination of practices) that appear to have created a misalignment between CEO pay and performance with regard to shareholder value.

•                  Long-Term Incentive Plans that lack an appropriate equity component (e.g., “cash-based only”).

•                  Excessive levels of discretionary bonuses, recruitment awards, retention awards, non-compete payments, severance/termination payments, perquisites (unreasonable levels in context of total compensation or purpose of the incentive awards or payouts).

Vote AGAINST:

•                  Provisions that permit or give the Board sole discretion for repricing, replacement, buy back, exchange, or any other form of alternative options.  (Note: cancellation of options would not be considered an exchange unless the cancelled options were re-granted or expressly returned to the plan reserve for reissuance.)

•                  Single Trigger Cash Severance Provisions in new or materially amended plans, contracts, or payments that do not require an actual change in control in order to be triggered, or such provisions that are maintained in agreements previously opposed by a Fund.

•                  Named executives officers have material input into setting their pay.

•                  Short-Term Incentive Plans where treatment of payout factors has been inconsistent (e.g., exclusion of losses but not gains).

•                  For companies in international markets, plans provide for contract or notice periods or severance/termination payments that exceed market practices, e.g., relative to multiple of annual compensation.

Golden Parachutes

Votes with respect to Golden Parachutes should be determined on a CASE-BY-CASE basis.  Features that will be considered include:

•                  Single- or modified-single-trigger cash severance.

•                  Excessive payout.

•                  Recent material amendments or new agreements that incorporate problematic features.

•                  CEO/NEO remains employed by merged/acquired company.

Equity-Based and Other Incentive Plans Including OBRA

Equity Compensation

Consider on a CASE-BY-CASE basis compensation and employee benefit plans, including those in connection with OBRA, or the issuance of shares in connection with such plans.  Vote the plan or issuance based on factors and related vote treatment under the Executive Pay Evaluation section above or based on circumstances specific to such equity plans as follows:

Vote FOR the plan, if:

•                  Board independence is the only concern

•                  Amendment places a cap on annual grants

•                  Amendment adopts or changes administrative features to comply with Section 162(m) of OBRA

•                  Amendment adds performance-based goals to comply with Section 162(m) of OBRA

•                  Cash or cash-and-stock bonus components are being approved for exemption from taxes under Section 162(m) of OBRA

•                  Give primary consideration to management’s assessment that such plan meets the requirements for exemption of performance-based compensation.

Vote AGAINST if the plan:

•                  Exceeds recommended costs (U.S. or Canada).

•                  Incorporates share allocation disclosure methods that prevent a cost or dilution assessment.

•                  Exceeds recommended burn rates and/or dilution limits, including cases in which dilution cannot be fully assessed (e.g., due to inadequate disclosure).

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•                  Allows deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors.

•                  Provides for retirement benefits or equity incentive awards to outside directors if not in line with market practice.

•                  Allows financial assistance to executives, directors, subsidiaries, affiliates, or related parties that is not in line with market practice.

•                  Allows plan administrators to benefit from the plan as potential recipients.

•                  Allows for an overly liberal change in control definition.  (This refers to plans that would reward recipients even if the event does not result in an actual change in control or results in a change in control but does not terminate the employment relationship.)

•                  Allows for post-employment vesting or exercise of options if deemed inappropriate.

•                  Allows plan administrators to make material amendments without shareholder approval.

•                  Allows procedure amendments that do not preserve shareholder approval rights.

Amendment Procedures for Equity Compensation Plans and Employee Stock Purchase Plans (ESPPs) (Toronto Stock Exchange Issuers)

Vote AGAINST if the amendment procedures do not preserve shareholder approval rights.

Stock Option Plans for Independent Internal Statutory Auditors (Japan)

Vote AGAINST.

Matching Share Plans

Vote AGAINST if the matching share plan does not meet recommended standards, considering holding period, discounts, dilution, participation, purchase price, or performance criteria.

Employee Stock Purchase Plans or Capital Issuance in Support Thereof

Voting decisions are generally based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Director Compensation

Non-Executive Director Compensation

Vote FOR cash-based proposals.

Consider on a CASE-BY-CASE basis equity-based proposals.

Bonus Payments (Japan)

Vote FOR if all payments are for directors or auditors who have served as executives of the company, and AGAINST if any payments are for outsiders.

Bonus Payments — Scandals

Vote AGAINST bonus proposals for a retiring director or continuing director or auditor when culpability can be attributed to the nominee.

Consider on a CASE-BY-CASE basis bundled bonus proposals for retiring directors or continuing directors or auditors when culpability cannot be attributed to all nominees.

Severance Agreements

Vesting of Equity Awards upon Change in Control

Vote FOR management proposals seeking a specific treatment (e.g., double trigger or pro-rata) of equity that vests upon change in control, unless evidence exists of abuse in historical compensation practices.

Vote AGAINST shareholder proposals regarding the treatment of equity if:

•                  The change in control cash severance provisions are double-triggered; and

•                  The company has provided a reasonable rationale regarding the treatment of equity.

Executive Severance or Termination Arrangements, including those Related to Executive Recruitment or Retention

Vote FOR such compensation arrangements if:

•                  The primary concerns raised would not result in a negative vote, under these Guidelines, on a management say on pay proposal, the relevant board or committee member(s);

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•                  The company has provided adequate rationale and/or disclosure; or

•                  Support is recommended as a condition to a major transaction such as a merger.

Treatment of Cash Severance Provisions

Vote AGAINST new or materially amended plans, contracts, or payments that include single trigger change in control cash severance provisions or do not require an actual change in control in order to be triggered.

Vote FOR shareholder proposals seeking double triggers on change in control cash severance provisions.

Compensation-Related Shareholder Proposals

Executive and Director Compensation

Vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, unless evidence exists of abuse in historical compensation practices.

Holding Periods

Vote AGAINST shareholder proposals requiring mandatory periods for officers and directors to hold company stock.

Submit Severance and Termination Payments for Shareholder Ratification

Vote FOR shareholder proposals to submit executive severance agreements for shareholder ratification, if such proposals specify change in control events, supplemental executive retirement plans, or deferred executive compensation plans, or if ratification is required by the listing exchange.

3-             Audit-Related

Auditor Ratification and/or Remuneration

Vote FOR management proposals except in such cases as indicated below.

Consider on a CASE-BY-CASE basis if:

•                  The Proxy Advisory Firm raises questions of disclosure or auditor independence; or

•                  Total fees for non-audit services exceed 50 percent of the total auditor fees (including audit-related fees, and tax compliance and preparation fees if applicable) and the company has not provided adequate rationale regarding the non-audit fees.  (For purposes of this review, fees deemed to be reasonable, non-recurring exceptions to the non-audit fee category (e.g., significant, one-time events such as those related to an IPO) will be excluded).

•                  There is evidence of excessive compensation relative to the size and nature of the company.

Vote AGAINST if the company has failed to disclose auditors’ fees.

Vote FOR shareholder proposals asking the company to present its auditor annually for ratification.

Auditor Independence

Consider on a CASE-BY-CASE basis shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

Audit Firm Rotation

Vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

Indemnification of Auditors

Vote AGAINST the indemnification of auditors.

Independent Statutory Auditors (Japan)

Vote AGAINST if the candidate is affiliated (e.g., if the nominee has worked a significant portion of his career for the company, its main bank, or one of its top shareholders.)

Vote AGAINST incumbent directors at companies implicated in scandals or exhibiting poor internal controls.

Vote FOR remuneration as long as the amount is not excessive (e.g., significant increases should be

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supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meet exchange or market standards for independence.

4-             Shareholder Rights and Defenses

Advance Notice for Shareholder Proposals

Vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the company.

Corporate Documents / Article and Bylaw Amendments or Related Director Actions

Vote FOR if the change or policy is editorial in nature or if shareholder rights are protected.

Vote AGAINST if it seeks to impose a negative impact on shareholder rights or diminishes accountability to shareholders, including where the company failed to opt out of a law that effects shareholder rights (e.g. staggered board).

With respect to article amendments for Japanese companies:

•                  Vote FOR management proposals to amend a company’s articles to expand its business lines in line with its current industry.

•                  Vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

•                  If anti-takeover concerns exist, vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

•                  Follow the Proxy Advisory Firm’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a creeping takeover or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Majority Voting Standard

Vote FOR proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, provided they contain a plurality carve-out for contested elections, and provided such standard does not conflict with law in which the company is incorporated.

Vote FOR amendments to corporate documents or other actions promoting a majority standard.  (See also Section 8. Mutual Fund Proxies.)

Cumulative Voting

Vote FOR shareholder proposals to restore or permit cumulative voting.

Vote AGAINST management proposals to eliminate cumulative voting if the company:

•                  Is controlled;

•                  Maintains a classified board of directors; or

•                  Maintains a dual class voting structure.

Proposals may be supported irrespective of classified board status if a company plans to declassify its board or adopt a majority voting standard.

Confidential Voting

Vote FOR management proposals to adopt confidential voting.

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

•                  In the case of a contested election, management should be permitted to request that the dissident

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group honor its confidential voting policy.

•                  If the dissidents agree, the policy remains in place.

•                  If the dissidents do not agree, the confidential voting policy is waived.

Fair Price Provisions

Consider proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Poison Pills

Votes will be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers, or repurchases) that can reasonably be construed as an anti-takeover measure, based on the Proxy Advisory Firm’s approach to evaluating such proposals.

DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations.

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:

•                  Shareholders have approved adoption of the plan;

•                  A policy has already been implemented by the company that should reasonably prevent abusive use of the pill; or

•                  The board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Consider on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Proxy Access

Consider on a CASE-BY-CASE basis shareholder proposals to provide shareholders with access to management’s proxy material in order to nominate their own candidates(s) to the board.  Consider on a CASE-BY-CASE basis shareholder and management proposals that appear on the same agenda.

Vote FOR management proposals also supported by the Proxy Advisory Firm.

Quorum Requirements

Consider on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Exclusive Forum

Vote FOR management proposals to designate Delaware or New York as the exclusive forum for certain legal actions as defined by the company (“Exclusive Forum”) if the company’s state of incorporation is the same as its proposed Exclusive Forum, otherwise consider on a CASE-BY-CASE basis.

Reincorporation Proposals

Consider proposals to change a company’s state of incorporation on a CASE-BY-CASE basis.

Vote FOR management proposals not assessed as:

•                  A potential takeover defense; or

•                  A significant reduction of minority shareholder rights that outweigh the aggregate positive impact, but if so assessed, weighing management’s rationale for the change.

Vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.

Vote AGAINST shareholder reincorporation proposals not also supported by the company.

Shareholder Advisory Committees

Consider on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Right to Call Special Meetings

Consider management proposals to permit shareholders to call special meetings on a CASE-BY-CASE

22

basis.

Vote FOR shareholder proposals that provide shareholders with the ability to call special meetings when either of the following applies:

•                  Company does not currently permit shareholders to do so;

•                  Existing ownership threshold is greater than 25 percent; or

•                  Sole concern relates to a net-long position requirement.

Written Consent

Vote AGAINST shareholder proposals seeking the right to act by written consent if the company:

•                        Permits shareholders to call special meetings;

•                        Does not impose supermajority vote requirements on business combinations/actions (e.g., a merger or acquisition) and on bylaw or charter amendments; and

•                        Has otherwise demonstrated its accountability to shareholders (e.g., the company has reasonably addressed majority-supported shareholder proposals).

Consider management proposals to eliminate the right to act by written consent on a CASE-BY-CASE basis, voting FOR if the above conditions are present.

Vote FOR shareholder proposals seeking the right to act by written consent if the above conditions are not present.

State Takeover Statutes

Consider on a CASE-BY-CASE basis proposals to opt-in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Supermajority Shareholder Vote Requirement

Vote AGAINST proposals to require a supermajority shareholder vote and FOR proposals to lower supermajority shareholder vote requirements; except,

Consider on a CASE-BY-CASE basis if the company has shareholder(s) with significant ownership levels and the retention of existing supermajority requirements would protect minority shareholder interests.

Time-Phased Voting

Vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

5-             Capital and Restructuring

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendation unless a contrary recommendation from the relevant Investment Professional(s) is utilized.

Vote AGAINST proposals authorizing excessive discretion to a board.

Capital

Common Stock Authorization

Consider proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis.  The Proxy Advisory Firm’s proprietary approach of determining appropriate thresholds will be utilized in evaluating such proposals.  In cases where the requests are above the allowable threshold, a company-specific qualitative review (e.g., considering rationale and prudent historical usage) will be utilized.

Vote FOR proposals within the Proxy Advisory Firm’s allowable thresholds, or those in excess but meeting Proxy Advisory Firm’s qualitative standards, to authorize capital increases, unless the company states that the stock may be used as a takeover defense.

Vote FOR proposals to authorize capital increases exceeding the Proxy Advisory Firm’s thresholds when

23

a company’s shares are in danger of being delisted.

Notwithstanding the above, vote AGAINST:

•                  Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines (e.g., merger or acquisition proposals).

Dual Class Capital Structures

Vote AGAINST:

•                  Proposals to create or perpetuate dual class capital structures (e.g., exchange offers, conversions, and recapitalizations) unless supported by the Proxy Advisory Firm (e.g., utilize a one share, one vote standard, to avert bankruptcy or generate non-dilutive financing, or not designed to increase the voting power of an insider or significant shareholder).

•                  Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures.

However, consider such proposals CASE-BY-CASE if:

•                  Bundled with favorable proposal(s);

•                  Approval of such proposal(s) is a condition of such favorable proposal(s); or

•                  Part of a recapitalization for which support is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Consider management proposals to eliminate or make changes to dual class capital structures on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendation.

Vote FOR shareholder proposals to eliminate dual class capital structures unless the relevant Fund owns a class with superior voting rights.

General Share Issuances / Increases in Authorized Capital (International)

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Voting decisions to determine support for requests for general issuances (with or without preemptive rights), authorized capital increases, convertible bonds issuances, warrants issuances, or related requests to repurchase and reissue shares, will be based on the Proxy Advisory Firm’s assessment.

Preemptive Rights

Consider on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them.  In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock, unless doing so raises other concerns not otherwise supported under these Guidelines.

Preferred Stock

Utilize the Proxy Advisory Firm’s approach for evaluating issuances or authorizations of preferred stock, taking into account the Proxy Advisory Firm’s support of special circumstances, such as mergers or acquisitions, as well as the following criteria:

Consider on a CASE-BY-CASE basis proposals to increase the number of shares of blank check preferred shares or preferred stock authorized for issuance.  This approach incorporates both qualitative and quantitative measures, including a review of:

•                  Past performance (e.g., board governance, shareholder returns and historical share usage); and

•                  The current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Proxy Advisory Firm’s model for assessing appropriate thresholds).

Vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly

24

states that the stock will not be used as a takeover defense or not utilize a disparate voting rights structure.

Vote AGAINST where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense.

Vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Preferred Stock (International)

Voting decisions should generally be based on the Proxy Advisory Firm’s approach, including:

•                  Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

•                  Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Proxy Advisory Firm’s guidelines on equity issuance requests.

•                  Vote AGAINST the creation of:

(1) a new class of preference shares that would carry superior voting rights to the common shares, or

(2) blank check preferred stock, unless the board states that the authorization will not be used to thwart a takeover bid.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals requesting to have shareholder ratification of blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected parties.

Vote FOR management proposals to cancel repurchased shares.

Vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, giving primary consideration to input from the relevant Investment Professional(s).

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Proxy Advisory Firm’s allowable thresholds.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

In the event that the split constitutes a capital increase effectively exceeding the Proxy Advisory Firm’s allowable threshold because the request does not proportionately reduce the number of shares authorized, consider management’s rationale and/or disclosure, voting FOR, but not supporting additional requests for capital increases on the same agenda.

Allocation of Income and Dividends (International)

With respect to Japanese and South Korean companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendations to oppose such proposals when:

•                  The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•                  The payout is excessive given the company’s financial position.

Vote FOR such management proposals by companies in other markets.

25

Vote AGAINST proposals where companies are seeking to establish or maintain disparate dividend distributions between stockholders of the same share class (e.g., long-term stockholders receiving a higher dividend ratio (“Loyalty Dividends”)).

In any market, in the event multiple proposals regarding dividends are on the same agenda, consider on a CASE-BY-CASE basis.

Stock (Scrip) Dividend Alternatives (International)

Vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Tracking Stock

Consider the creation of tracking stock on a CASE-BY-CASE basis, giving primary consideration to the input from the relevant Investment Professional(s).

Capitalization of Reserves (International)

Vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares, unless concerns not otherwise supported under these Guidelines are raised by the Proxy Advisory Firm.

Debt Instruments and Issuance Requests (International)

Vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Vote FOR debt issuances for companies when the gearing level (current debt-to-equity ratio) is between zero and 100 percent.

Vote AGAINST proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, unless the Proxy Advisory Firm’s approach to evaluating such requests results in support of the proposal.

Acceptance of Deposits (India)

Voting decisions generally are based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Debt Restructurings

Consider on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Financing Plans (International)

Vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Investment of Company Reserves (International)

Consider proposals on a CASE-BY-CASE basis.

Restructuring

Mergers and Acquisitions / Corporate Restructurings

Vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Votes will be reviewed on a CASE-BY-CASE basis with voting decisions based on the Proxy Advisory Firm’s approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Waiver on Tender-Bid Requirement (International)

Consider proposals on a CASE-BY-CASE basis if seeking a waiver for a major shareholder or concert party from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

26

Related Party Transactions (International)

Vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter, contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty), or is deemed likely to have a negative impact on director or related party independence.

6-             Environmental and Social Issues

Environmental and Social Proposals

Boards of directors and company management are responsible for guiding the corporation in connection with matters that are most often the subject of shareholder proposals on environmental and social issues.  Such matters may include:

•                  Ensuring that the companies they oversee comply with applicable legal, regulatory and ethical standards;

•                  Effectively managing risk, and

•                  Assessing and addressing matters that may have a financial impact on shareholder value.

The Funds will vote in accordance with the board’s recommendation on such proposals based on the guidelines below.

The Funds will vote AGAINST shareholder proposals seeking to:

•                  Dictate corporate conduct;

•                  Impose excessive costs or restrictions;

•                  Duplicate policies already substantially in place; or

•                  Release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.

Certain instances will be considered CASE-BY-CASE.  If it appears that both:

•                  The stewardship has fallen short as evidenced by the company’s failure to align its actions and disclosure with market practice and that of its peers; or

•                  The company’s having been subject to significant controversies, litigation, fines, or penalties in connection with the relevant issue; and

•                  The issue is material to the company.

Approval of Donations (International)

Vote FOR proposals if they are for single- or multi-year authorities and prior disclosure of amounts is provided.  Otherwise, vote AGAINST such proposals.

7-             Routine/Miscellaneous

Routine Management Proposals

Consider proposals on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends voting AGAINST.

Authority to Call Shareholder Meetings on Less than 21 Days’ Notice

For companies in the United Kingdom, consider on a CASE-BY-CASE basis, factoring in whether the company has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited its use of such authority to time-sensitive matters.

Approval of Financial Statements and Director and Auditor Reports (International)

Vote AGAINST if there are concerns regarding inadequate disclosure, remuneration arrangements (including severance/termination payments exceeding local standards for multiples of annual compensation), or consulting agreements with non-executive directors.

Consider on a CASE-BY-CASE basis if there are other concerns regarding severance/termination payments.

Vote AGAINST if there is concern about the company’s financial accounts and reporting, including related party transactions.

Vote AGAINST board-issued reports receiving a negative recommendation from the Proxy Advisory Firm due to concerns regarding independence of the board or the presence of non-independent directors on

27

the audit committee.

Vote FOR if the only reason for a negative recommendation by the Proxy Advisory Firm is to express disapproval of broader practices of the company or its board.

Other Business

Vote AGAINST proposals for Other Business.

Adjournment

These items often appear on the same agenda as a primary proposal, such as a merger or corporate restructuring.

•                  Vote FOR when the primary proposal is also supported

•                  If there is no primary proposal, vote FOR if all other proposals are supported and AGAINST if all other proposals are opposed.

•                  Consider other circumstances on a CASE-BY-CASE basis.

Changing Corporate Name

Vote FOR management proposals requesting a change in corporate name.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that:

•                  Support for a single proposal is not operationally required;

•                  No one proposal is deemed superior in the interest of the Fund(s); and

•                  Each proposal would otherwise be supported under these Guidelines.

Vote AGAINST any proposals that would otherwise be opposed under these Guidelines.

Bundled Proposals

Vote FOR if all of the bundled items are supported by these Guidelines.

Vote AGAINST if one or more items are not supported by these Guidelines, and if the Proxy Advisory Firm deems the negative impact, on balance, to outweigh any positive impact.

Moot Proposals

This instruction is in regard to items for which support has become moot (e.g., an incentive grant to a person no longer employed by the company); WITHHOLD support if recommended by the Proxy Advisory Firm.

8-             Mutual Fund Proxies

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Hire and Terminate Sub-Advisors

Vote FOR management proposals that authorize the board to hire and terminate sub-advisors.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Vote AGAINST shareholder proposals for the establishment of a director ownership requirement. All other matters should be examined on a CASE-BY-CASE basis

28

Exhibit 1 — Proxy Group

Name	Title or Affiliation
Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, Voya Investments, LLC

Kevin M. Gleason	Senior Vice President, Voya Investment Management LLC; and Chief Compliance Officer of the Voya Family of Funds,

Jason Kadavy	Vice President, Reporting, Fund Accounting, Voya Funds Services, LLC

Todd Modic	Senior Vice President, Voya Funds Services, LLC and Voya Investments, LLC; and Chief Financial Officer of the Voya Family of Funds

Maria Anderson	Vice President, Fund Compliance, Voya Funds Services, LLC

Sara Donaldson	Proxy Coordinator for the Voya Family of Funds and Vice President, Proxy Voting, Voya Funds Services, LLC

Harley Eisner	Vice President, Financial Analysis, Voya Funds Services, LLC

Evan Posner, Esq.	Vice President and Counsel, Voya Family of Funds

Andrew Schlueter	Vice President, Mutual Funds Operations, Voya Funds Services LLC

Kristin Lynch*	Assistant Vice President, Office of the Chief Compliance Officer, Voya Investment Management LLC

Effective as of August 09, 2016

*Non-voting member

29

VOYA SEPARATE PORTFOLIOS TRUST
(“Registrant”)

PART C:  OTHER INFORMATION

ITEM	28.	Exhibits

(a)	(1)

Declaration of Trust dated March 2, 2007 — Filed as an exhibit to the Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on March 7, 2007 and incorporated herein by reference.

		(i)

Amendment No. 1, Establishment of New Series, effective March 6, 2007, to Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on July 31, 2008 and incorporated herein by reference.

		(ii)

Amendment No. 2, Name Change of Series, effective May 1, 2007, to Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on July 31, 2008 and incorporated herein by reference.

		(iii)

Amendment No. 3, Name Change of Series (ING SPorts Core Plus Fixed Income Fund), effective March 2, 2009, to Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

		(iv)

Plan of Liquidation and Dissolution of Series, effective December 30, 2009, with respect to ING SPorts International Fixed Income Fund — Filed as an exhibit to Post-Effective Amendment No. 5 to the Registration’s Form N-1A Registration Statement on July 26, 2010 incorporated herein by reference.

		(v)

Amendment No. 4, Dissolution of Series, effective June 1, 2011, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on July 27, 2011 and incorporated herein by reference.

		(vi)

Amendment No. 5, Establishment of New Series, effective October 13, 2011, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(vii)

Amendment No. 6, Establishment of New Series, effective March 8, 2012, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(viii)

Amendment No. 7, Name Change of Series (ING SPorts Core Fixed Income Fund) effective November 16, 2012, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

		(ix) Amendment No. 8, Re-designation of Current Share Class, effective November 16, 2012, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to

Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(x)

Amendment No. 9, Establishment of New Share Class, effective September 6, 2012, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(xi)

Amendment No. 10, Establishment of New Share Class, effective September 6, 2012, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s N-1A Registration Statement on February 14, 2013 and incorporated herein by reference.

(xii)

Amendment No. 11, Establishment of New Share Class, effective September 6, 2012, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s N-1A Registration Statement on February 14, 2013 and incorporated herein by reference.

(xiii)

Amendment No. 12, Amendment of Mandatory Trustee Retirement Age, effective January 10, 2013, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s N-1A Registration Statement on May 23, 2014 and incorporated herein by reference.

(xiv)

Amendment No. 13, Name Change of each Series, effective May 1, 2014, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s N-1A Registration Statement on May 23, 2014 and incorporated herein by reference.

(xv)

Amendment No. 14, Establishment of New Series, effective May 22, 2014, to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on July 29, 2014 and incorporated herein by reference.

(xvi)

Amendment No. 15, Rescission of Designation of Series (ING Loan Fund and ING Retirement Solution 2015 Fund) — Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on July 29, 2014 and incorporated herein by reference.

(xvii)

Amendment No. 16, Establishment of New Series, effective November 20, 2014 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on May 29, 2015 and incorporated herein by reference.

(xviii)

Amendment No. 17, Establishment of New Share Class (Class A Shares), effective July 9, 2015 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

(xix)

Amendment No. 18, Establishment of New Share Class (Class I Shares), effective July 9, 2015 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

(xx)	Amendment No. 19, Establishment of New Share Class (Class A Shares of Voya Retirement Funds),

effective November 19, 2015 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on December 16, 2015 and incorporated herein by reference.

(xxi)

Amendment No. 20, Establishment of New Share Class (Class R6 Shares of Voya Retirement Funds), effective November 19, 2015 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on December 16, 2015 and incorporated herein by reference.

(xxii)

Amendment No. 21, Name Change of each Voya Retirement Fund, effective December 18, 2015 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on December 16, 2015 and incorporated herein by reference.

(xxiii)

Amendment No. 22, Establishment of New Share Class (Class A Shares of Voya Investment Grade Credit Fund), effective May 12, 2016 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on July 27, 2016 and incorporated herein by reference.

(xxiv)

Amendment No. 23, Establishment of New Share Class (Class I Shares of Voya Investment Grade Credit Fund), effective May 12, 2016 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on July 27, 2016 and incorporated herein by reference.

(xxv)

Amendment No. 24, Name Change of Voya In-Retirement Fund, effective September 15, 2016 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on May 24, 2017 and incorporated herein by reference.

(xxvi)

Amendment No. 25, Establishment of New Share Class (Class T Shares of Voya Investment Grade Credit Fund, Voya Securitized Credit Fund, and Voya Retirement Funds), effective January 12, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on May 24, 2017 and incorporated herein by reference.

(xxvii)

Amendment No. 26, Establishment of New Share Class (Class W Shares of Voya Investment Grade Credit Fund and Voya Securitized Credit Funds), effective May 18, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(xxviii)

Amendment No. 27, Establishment of New Share Class (Class A Shares of Voya Emerging Markets Hard Currency Debt Fund), effective May 18, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(xxix)

Amendment No. 28, Establishment of New Share Class (Class T Shares of Voya Emerging Markets Hard Currency Debt Fund), effective May 18, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(xxx)

Amendment No. 29, Establishment of New Share Class (Class W Shares of Voya Emerging Markets Hard Currency Debt Fund), effective May 18, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(xxxi)

Amendment No. 30, Resolutions adopted by the Board of Trustees (Voya Target Retirement 2060 Fund), effective July 13, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007 — Filed herein.

(b)	By-laws dated March 2, 2007 — Filed as an exhibit to the Pre-Effective Amendment No. 1 to the Registrant’s N-1A Registration Statement on March 7, 2007 and incorporated herein by reference.

(c)	Not Applicable.

(d)	(1)

Amended and Restated Investment Management Agreement between the Registrant and Voya Investments, LLC dated November 18, 2014, as amended and restated May 1, 2015 — Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on May 29, 2015 and incorporated herein by reference.

(i)

Amended Schedule A, effective November 2016, to the Amended and Restated Investment Management Agreement dated November 14, 2014, as amended and restated May 1, 2015 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(ii)

Waiver Letter dated August 1, 2017 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and the Registrant dated November 18, 2014, as amended and restated May 1, 2015 (with respect to Class P shares of Voya Investment Grade Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(iii)

Waiver Letter dated August 1, 2017 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and the Registrant dated November 18, 2014, as amended and restated May 1, 2015 (with respect to Class P shares of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, and Voya Emerging Markets Local Currency Debt Fund) — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(iv)

Waiver Letter dated August 1, 2017 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and the Registrant dated November 18, 2014, as amended and restated May 1, 2015 (with respect to Class P shares of Voya Securitized Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(v)

Waiver Letter dated October 1, 2017 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and the Registrant dated November 18, 2014, as amended and restated May 1, 2015, regarding the investment management fee for Voya In-Target Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Retirement 2060 Fund — Filed herein.

(vi)

Waiver Letter dated October 15, 2015 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and the Registrant dated November 18, 2014, as amended and restated May 1, 2015 regarding the investment management fee for Voya Retirement Solution 2060 Fund — Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on October 13, 2015 and incorporated herein by reference.

(2)

Expense Limitation Agreement, effective January 1, 2016, between the Registrant and Voya Investments, LLC — Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on May 27, 2016 and incorporated herein by reference.

(i)

Amended Schedule A, effective July 31, 2017, to the Expense Limitation Agreement, effective January 1, 2016, between the Registrant and Voya Investments, LLC — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(ii)

Recoupment Letter dated October 1, 2016 to the Expense Limitation Agreement, effective January 1, 2016, between the Registrant and Voya Investments, LLC with regards to Voya Target In-Retirement Fund — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on September 27, 2016 and incorporated herein by reference.

(3)

Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC dated November 18, 2014 — Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on May 29, 2015 and incorporated herein by reference.

(i)

Amended Schedule A, effective November 2016, to the Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co. LLC, dated November 18, 2014 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on September 27, 2016 and incorporated herein by reference.

(ii)

Waiver Letter dated August 1, 2017 to the Sub-Advisory Agreement dated November 18, 2014 regarding the sub-advisory fee for Voya Investment Grade Credit Fund — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(iii)

Waiver Letter dated August 1, 2017 to the Sub-Advisory Agreement dated November 18, 2014 regarding the sub-advisory fee for Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, and Voya Emerging Markets Local Currency Debt Fund — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(iv)

Waiver Letter dated August 1, 2017 to the Sub-Advisory Agreement dated November 18, 2014 regarding the sub-advisory fee for Class P Shares of Voya Securitized Credit Fund — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(e)	(1)

Underwriting Agreement between the Registrant and Voya Investments Distributor, LLC dated November 18, 2014 — Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on May 29, 2015 and incorporated herein by reference.

(i)

Amended Schedule A, effective November 2016, to the Underwriting Agreement between the Registrant and Voya Investments Distributor, LLC dated November 18, 2014 — Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on September 27, 2016 and incorporated herein by reference.

(f)	Not Applicable.

(g)	(1)

Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(i)

Amended Exhibit A, dated July 14, 2017, to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

	(2)

Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(i)

Amended Exhibit A, dated July 14, 2017, to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

	(3)

Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(i)

Amended Exhibit A, dated July 14, 2017, to the Fund Accounting Agreement between the Registrant and The Bank of New York Mellon dated January 6, 2003 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

	(4)

Securities Lending Agreement and Guaranty dated August 7, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(i)

Amendment, effective October 1, 2011, to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

		(ii)

Amended Exhibit A, dated July 14, 2017, to the Securities Lending Agreement with The Bank of New York Mellon dated August 7, 2003 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(h)	(1)

Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated February 25, 2009 — Filed as an exhibit to Post-Effective Amendment No. 3 to the Registrant’s Form N-1A Registration Statement on July 30, 2009 and incorporated herein by reference.

		(i)

Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated February 25, 2009 — Filed as an exhibit to Post-Effective Amendment No. 6 to the Registrant’s Form N-1A Registration Statement on July 27, 2011 and incorporated herein by reference.

(ii)

Amended Exhibit A, effective July 14, 2017, to the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated February 25, 2009 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(i)	(1)	Opinion and Consent of Counsel — Filed as an Exhibit to the Pre-Effective Amendment No. 1 to the Registrant’s Form N-1A Registration Statement on May 11, 2007 and incorporated herein by reference.

(2)

Opinion and Consent of Counsel regarding the legality of the securities being registered with regards to ING Emerging Markets Corporate Debt Fund, ING Emerging Markets Hard Currency Debt Fund, and ING Emerging Markets Local Currency Debt Fund — Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Form N-1A Registration Statement on July 26, 2012 and incorporated herein by reference.

(3)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class P shares) for ING Investment Grade Credit Fund — Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

(4)

Opinion and Consent of Counsel regarding the legality of shares being registered regarding ING Retirement Solution Income Fund, ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund, and ING Retirement Solution 2055 Fund — Filed as an exhibit to Post-Effective Amendment No. 23 to the Registrant’s Form N-1A Registration Statement on December 18, 2012 and incorporated herein by reference.

(5)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class I shares) for ING Emerging Markets Corporate Debt Fund, ING Emerging Markets Hard Currency Debt Fund, and ING Emerging Markets Local Currency Debt Fund — Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s N-1A Registration Statement on February 14, 2013 and incorporated herein by reference.

(6)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class R6 shares for ING Investment Grade Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

(7)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class P shares for Voya Securitized Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 43 to the Registrant’s N-1A Registration Statement on August 5, 2014 and incorporated herein by reference.

(8)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class A and Class I shares for Voya Securitized Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

(9)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class I shares for Voya Retirement Solution 2060 Fund) — Filed as an exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on October 13, 2015 and incorporated herein by reference.

(10)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class A and Class R6 shares for each Voya Retirement Fund) — Filed as an exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on December 16, 2015 and incorporated herein by reference.

(11)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class A and Class I shares for Voya Investment Grade Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on July 27, 2016 and incorporated herein by reference.

	(12)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class T shares for Voya Investment Grade Credit Fund, Voya Securitized Credit Fund, and Voya Retirement Funds) — Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on May 24, 2017 and incorporated herein by reference.

	(13)

Opinion and Consent of Counsel regarding the legality of shares being registered (Class A, Class T, and Class W for Voya Emerging Markets Hard Currency Debt Fund, and Class W for Voya Investment Grade Credit Fund and Voya Securitized Credit Fund) — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(j)	(1)	Consent of Ropes & Gray LLP — Filed herein.

	(2)	Consent of KPMG LLP —Filed herein.

(k)	Not Applicable.

(l)	(1)

Initial Capital Agreement dated May 16, 2007 with respect to ING SPorts Core Fixed Income Fund and ING SPorts Core Plus Fixed Income Fund — Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant’s Form N-1 Registration Statement on July 31, 2008 and incorporated herein by reference.

(m)	(1)

Service and Distribution Plan dated July 9, 2015, with respect to Class A Shares — Filed as an exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and incorporated herein by reference.

		(i)

Amended Schedule A, effective July 31, 2017, to the Service and Distribution Plan dated July 9, 2015 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

	(2)

Service and Distribution Plan dated May 31, 2017, with respect to Class T Shares — Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on May 24, 2017 and incorporated herein by reference.

		(i)

Amended Schedule A, effective July 31, 2017, to the Service and Distribution Plan dated July 9, 2015 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(n)	(1)

Seventh Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective May 18, 2017 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

(o)	Not Applicable.

(p)	(1)

Voya Funds and Advisers Code of Ethics amended May 1, 2017 — Filed as an exhibit to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on July 27, 2017 and incorporated herein by reference.

ITEM 29. Persons Controlled by or Under Common Control with the Funds

None.

ITEM 30.    Indemnification

Article VI of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees, and other agents.

The Registrant shall indemnify to the fullest extent permitted by law, any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that such person believed to be in the best interests of the Trust, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.                  Business and Other Connections of the Investment Adviser

Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the directors and officers of the investment adviser in the last two fiscal years, is included in its registration statement as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

ITEM 32.                  Principal Underwriters

(a) Voya Investments Distributor, LLC, distributor for the Registrant, is the principal underwriter for Voya Balanced Portfolio, Inc.; Voya Equity Trust; Voya Funds Trust; Voya Government Money Market Portfolio; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust.

(b) Information as to the directors and officers of the distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the distributor in the last two years, is included in the table below:

Name and Principal Business Address	Positions and Offices with Voya Investments Distributor, LLC	Positions and Offices with the Registrant
Michael Bell 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Senior Vice President and Treasurer	None
Lauren D. Bensinger 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Vice President and Money Laundering Reporting Officer	Vice President
Peter E. Caldwell 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Vice President, Controller, Chief Financial Officer, Financial and Operations Principal	None
Stephen Easton 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Chief Compliance Officer	None
Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Secretary	Secretary
Shaun P. Mathews 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Director and President and Chief Executive Officer	President and Chief Executive Officer
Michael J. Roland 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Director and Executive Vice President	Executive Vice President
Jacob J. Tuzza 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Director and Executive Vice President — Head of Intermediary Distribution	None
Robert P. Terris 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258	Vice President	Senior Vice President

(c) Not applicable.

ITEM 33.                  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (“1940 Act”) and the rules and regulations thereunder are maintained at the offices of (a) the Registrant; (b) the advisers; (c) the distributor; (d) the sub-adviser; (e) the custodian; and (f) the transfer agent.  The address of each is as follows:

(a)                     Voya Separate Portfolios Trust

7337 East Doubletree Ranch Rd., Suite 100

Scottsdale, Arizona 85258

(b)                     Voya Investments, LLC

7337 East Doubletree Ranch Rd., Suite 100

Scottsdale, Arizona 85258

(c)                      Voya Investments Distributor, LLC

7337 East Doubletree Ranch Rd., Suite 100

Scottsdale, Arizona 85258

(d)                     Voya Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

(e)                      The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

(f)                       State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

(g)                      BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

ITEM 34.                  Management Services

Not Applicable.

ITEM 35.                  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 73 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 26th day of September 2017.

Voya Separate Portfolios Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

	President, Chief Executive Officer	September 26, 2017
Shaun P. Mathews*	and Interested Trustee

	Senior Vice President and	September 26, 2017
Todd Modic*	Chief/Principal Financial Officer

	Trustee	September 26, 2017
Colleen D. Baldwin*

	Trustee	September 26, 2017
John V. Boyer*

	Trustee	September 26, 2017
Patricia W. Chadwick*

	Trustee	September 26, 2017
Peter S. Drotch*

	Trustee	September 26, 2017
Martin J. Gavin*

	Trustee	September 26, 2017
Russell H. Jones*

	Trustee	September 26, 2017
Patrick W. Kenny*

	Trustee	September 26, 2017
Joseph E. Obermeyer*

	Trustee	September 26, 2017
Sheryl K. Pressler*

	Trustee	September 26, 2017
Christopher P. Sullivan*

	Trustee	September 26, 2017
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**                                  Powers of attorney for Shaun Mathews, Todd Modic and each Trustee other than Messrs. Gavin and Sullivan, dated July 9, 2015 were filed as attachments to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015 was filed as an attachment to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015 was filed as an attachment to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on October 13, 2015 and is incorporated herein by reference.

EXHIBIT INDEX

Voya Separate Portfolios Trust

Exhibit	Description
(a)(1)(xxxi)

Amendment No. 30, Resolutions adopted by the Board of Trustees (Voya Target Retirement 2060 Fund), effective July 13, 2017 to the Declaration of Trust of Voya Separate Portfolios Trust dated March 2, 2007

(d)(1)(v)

Waiver Letter dated October 1, 2017 to the Amended and Restated Investment Management Agreement between Voya Investments, LLC and the Registrant dated November 18, 2014, as amended and restated May 1, 2015, regarding the investment management fee for Voya In-Target Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Retirement 2060 Fund

(j)(1)	Consent of Ropes & Gray LLP
(j)(2)	Consent of KPMG LLP